UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, 60606
 (Name and address of agent for service)
Registrant's telephone number, including area code: (312) 827-0100
Date of fiscal year end:  May 31
Date of reporting period:  June 1, 2015 - May 31, 2016

Item 1.  Reports to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM
 . . . YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION
The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.
Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	27

Performance Report and Fund Profile	29

About Shareholders' Fund Expenses	69

Schedule of Investments	71

Statement of Assets and Liabilities	176

Statement of Operations	181

Statements of Changes in Net Assets	186

Financial Highlights	196

Notes to Financial Statements	216

Report of Independent Registered Public Accounting Firm	229

Supplemental Information	230

Approval of Advisory Agreements	234

Trust Information	240

About the Trust Adviser	Back Cover

(Unaudited)	May 31, 2016
DEAR SHAREHOLDER
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser"), is pleased to present the annual shareholder report for several of our exchange traded funds ("ETFs" or "Funds"). This report covers performance of the Funds for the 12 months ended May 31, 2016.
The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC ("Guggenheim"), a global diversified financial services firm.
Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.
To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.
Sincerely,
Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust
June 30, 2016

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	May 31, 2016
Much of the 12 months ended May 31, 2016, was marked by heightened market volatility. The macro drivers of this volatility included mixed signals on U.S. economic growth, the vagaries of the oil market, and increased monetary accommodation by global central banks.
Gross Domestic Product ("GDP") growth in the first quarter of 2016 is now estimated to have been 1.1%, but early estimates were much lower. Net exports and an ongoing inventory adjustment contributed to the number being weaker than prior annual growth figures, but the drag from these components could be transitory. Part of the weakness could be attributed to "residual seasonality," a statistical quirk that biases GDP growth downward in the winter months while boosting growth in the second and third quarters.
The New York Federal Reserve's Nowcast and the Atlanta Federal Reserve's GDPNow models are predicting second quarter GDP to be above 2% as of the end of May 2016, thanks in part to the easing of financial conditions since February. But, news that only 38,000 new jobs were added in May rattled the markets and is suggestive that there could still be challenges ahead. While payroll growth has downshifted from an average monthly rate of 282,000 in the fourth quarter of 2015 to 116,000 in the three months through May, this may be a more sustainable pace of net job creation. Guggenheim forecasts further slowdown in payroll growth over the next few months, with rising labor productivity bridging the gap between faster GDP growth and slower job gains.
Guggenheim now expects the U.S. Federal Reserve (the "Fed") to delay its next rate hike until December. In our view, policymakers will be watching slowing Chinese growth, the aftermath of the Brexit vote in June, and the U.S. presidential election in November. Fed officials have given greater weight to global economic developments in their policy framework, which in practice means that the Federal Open Market Committee (FOMC) has become less tolerant of financial market turbulence and more tolerant of inflation at the margin. We see this dovish shift as benefiting U.S. credit markets and inflation-sensitive assets.
A more accommodative Fed outlook has pushed interest rates lower and weakened the U.S. dollar, which depreciated by around 3% on a trade-weighted basis between January and the end of May. Oil prices have benefited from dollar weakness. Our research team's oil model indicates that WTI oil prices will average around $45 per barrel for the remainder of 2016. In sum, solid but unspectacular economic growth, a cautious Fed, and improving oil market supply-demand fundamentals underpin our positive outlook for the U.S. economy, which should continue to support a historically low default environment for credit.
For the 12 months ended May 31, 2016, the Standard & Poor's 500® ("S&P 500") Index* returned 1.72%. The MSCI Europe-Australasia-Far East ("EAFE") Index* returned -9.68%. The return of the MSCI Emerging Markets Index* was -17.63%.
In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.99% return for the period, while the Barclays U.S. Corporate High Yield Index* returned -0.81%. The return of the Barclays 1-3 Month U.S. Treasury Bill Index* was 0.11% for the 12-month period.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

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ECONOMIC AND MARKET OVERVIEW (Unaudited) continued	May 31, 2016
*Index Definitions
 All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or "MBS" (agency fixed-rate and hybrid adjustable-rate mortgage, or "ARM," pass-throughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS").
The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds.
The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.
The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.
The Standard & Poor's ("S&P") 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.
Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	May 31, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2016 Index (the "2016 Index").
The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 0.27%, which included a decrease in market price over the period to $22.05 as of May 31, 2016, from $22.22 as of May 31, 2015. On an NAV basis, the Fund generated a total return of 0.64%, which included a decrease in NAV over the period to $22.11 as of May 31, 2016, from $22.20 as of May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2016 Index returned 0.91%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income. In addition, on January 4, 2016, the Fund distributed a $0.0018 short-term capital gain and a $0.0134 long-term capital gain.

Month	Distribution per Share
June 2015	$0.0197
July	$0.0185
August	$0.0195
September	$0.0186
October	$0.0177
November	$0.0173
December	$0.0178
January 2016	$0.0188
February	$0.0162
March	$0.0188
April	$0.0178
May	$0.0158
Total	$0.2165
Performance Attribution
 For the 12-month period ended May 31, 2016, the banking category contributed the most to the Fund's return, followed by the communications category. No category detracted, but the agency/owned no guarantee category contributed least, followed by the agency/mortgage bonds category.
Positions that contributed the most to the Fund's return included 6.5% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (2.4% of corporate bonds at period end); 6.3% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (not held in the Fund's portfolio at period end); and 3.15% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (3.0% of corporate bonds at period end).
Positions that detracted the most from return included 6.5% coupon bonds issued by Regency Energy Partners LP, a natural gas transporter that became a wholly owned subsidiary of Energy Transfer Partners LP when the two firms merged on April 30, 2015 (not held in the Fund's portfolio at period end); 7.13% coupon bonds issued by SESI LLC, a finance subsidiary of Superior Energy Services, Inc., which serves the drilling-, completion-, and production-related needs of oil and gas companies (not held in the Fund's portfolio at period end); and 0.9% coupon bonds issued by Illinois Tool Works, Inc., which manufactures a range of products used in the automotive, construction, paper, and food and beverage industries (not held in the Fund's portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the "2017 Index").
The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 1.29%, which included a decrease in market price over the period to $22.74 on May 31, 2016, from $22.78 on May 31, 2015. On an NAV basis, the Fund generated a total return of 1.07%, which included a decrease in NAV over the period to $22.69 on May 31, 2016, from $22.78 on May 31, 2015. At the end of the period the Fund's market price was trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2017 Index returned 1.34%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income. In addition, on January 4, 2016, the Fund distributed a $0.0197 long-term capital gain.

Month	Distribution per Share
June 2015	$0.0262
July	$0.0265
August	$0.0268
September	$0.0265
October	$0.0252
November	$0.0254
December	$0.0264
January 2016	$0.0280
February	$0.0231
March	$0.0258
April	$0.0265
May	$0.0243
Total	$0.3107
Performance Attribution
 For the 12-month period ended May 31, 2016, the banking category contributed the most to the Fund's return, followed by the consumer noncyclical category. No category detracted, but the other utility category contributed least, followed by the agency/government guarantee category.
Positions that contributed the most to return included 5.25% coupon bonds issued by General Electric Co., an American multinational conglomerate corporation; 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 1.75% coupon bonds issued by AbbVie, Inc., which researches and develops pharmaceutical products (1.2%, 1.0%, and 1.2%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 6.75% coupon bonds issued by Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan, Inc., in 2013 (not held in the Fund's portfolio at period end); 6.0% coupon bonds issued by Marathon Oil Corp., an American petroleum refining, marketing, and transportation company (0.2% of corporate bonds at period end); and 6.8% coupon bonds issued by Fiserv, Inc., an American provider of financial services technology (not held in the Fund's portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the "2018 Index").
The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 1.48%, which included a decrease in market price over the period to $21.28 on May 31, 2016, from $21.32 on May 31, 2015. On an NAV basis, the Fund generated a total return of 1.38%, which included a decrease in NAV over the period to $21.21 on May 31, 2016, from $21.27 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2018 Index returned 1.52%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income. In addition, on January 4, 2016, the Fund distributed a $0.0001 short-term capital gain and a $0.006 long-term capital gain.

Month	Distribution per Share
June 2015	$0.0283
July	$0.0279
August	$0.0290
September	$0.0288
October	$0.0278
November	$0.0278
December	$0.0293
January 2016	$0.0317
February	$0.0258
March	$0.0288
April	$0.0306
May	$0.0276
Total	$0.3434
Performance Attribution
 For the 12-month period ended May 31, 2016, the banking category contributed the most to the Fund's return, followed by the consumer noncyclical category. The basic industry category was the only detractor.
Positions that contributed the most to return included 6.875% bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 6.15% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; and 6.0% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (1.5%, 1.1%, and 1.3%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 2.5% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group (not held in the Fund's portfolio at period end); 6.88% coupon bonds issued by Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., an international natural resources company (not held in the Fund's portfolio at period end); and 1.875% coupon bonds issued by EMC Corp., which helps businesses and service providers to deliver information technology as a service (ITaaS) (0.6% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the "2019 Index").
The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 2.28%, which included an increase in market price over the period to $21.26 on May 31, 2016, from $21.21 on May 31, 2015. On an NAV basis, the Fund generated a total return of 2.14%, which included an increase in NAV over the period to $21.20 on May 31, 2016, from $21.18 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2019 Index returned 2.33%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income. In addition, on January 4, 2016, the Fund distributed a $0.0003 short-term capital gain and a $0.0085 long-term capital gain.

Month	Distribution per Share
June 2015	$0.0337
July	$0.0374
August	$0.0354
September	$0.0351
October	$0.0340
November	$0.0339
December	$0.0349
January 2016	$0.0369
February	$0.0307
March	$0.0349
April	$0.0360
May	$0.0325
Total	$0.4154
Performance Attribution
 For the 12-month period ended May 31, 2016, the banking category contributed the most to the Fund's return, followed by the consumer noncyclical category. The other financial category was the only detractor; the other industrial category contributed least.
Positions that contributed the most to return included 5.625% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York; and 2.6% coupon bonds and 7.625% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (1.1%, 1.1%, and 1.0%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.0% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group (not held in the Fund's portfolio at period end); 9.625% coupon bonds issued by Weatherford International Ltd., an international oil and natural gas service company (not held in the Fund's portfolio at period end); and 8.5% coupon bonds issued by Pride International, Inc., an offshore oil drilling company (0.2% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the "2020 Index").
The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 2.44%, which included no change in market price over the period to $21.44 on May 31, 2016, from $21.44 on May 31, 2015. On an NAV basis, the Fund generated a total return of 2.39%, which included a decrease in NAV over the period to $21.37 on May 31, 2016, from $21.38 on May 31, 2015. At the end of the period the Fund's market value shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2020 Index returned 2.52%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0418
July	$0.0450
August	$0.0427
September	$0.0432
October	$0.0399
November	$0.0410
December	$0.0431
January 2016	$0.0522
February	$0.0365
March	$0.0422
April	$0.0418
May	$0.0388
Total	$0.5082
Performance Attribution
 For the 12-month period ended May 31, 2016, the banking category contributed the most to the Fund's return, followed by the consumer noncyclical category. The energy category detracted the most from the Fund's return, followed by the other financial category.
Positions that contributed the most to return included 4.5% coupon bonds and 2.63% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; and 6.5% coupon bonds issued by HCA, Inc., a hospital operator (1.1%, 1.0%, and 0.9%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 6.88% coupon bonds issued by Pride International, Inc., an offshore oil drilling company; 6.5% coupon bonds issued by Transocean, Inc., an offshore drilling contractor; and 5.13% coupon bonds issued by Weatherford International Ltd., an international oil and natural gas service company (0.2%, 0.1%, and 0.2%, respectively, of corporate bonds at period end).

10 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the "2021 Index").
The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 2.61%, which included a decrease in market price over the period to $21.17 on May 31, 2016, from $21.18 on May 31, 2015. On an NAV basis, the Fund generated a total return of 2.81%, which included an increase in NAV over the period to $21.14 on May 31, 2016, from $21.11 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2021 Index returned 2.84%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0435
July	$0.0493
August	$0.0469
September	$0.0477
October	$0.0440
November	$0.0444
December	$0.0469
January 2016	$0.0484
February	$0.0393
March	$0.0454
April	$0.0464
May	$0.0440
Total	$0.5462
Performance Attribution
 For the 12-month period ended May 31, 2016, the banking category contributed the most to the Fund's return, followed by the communications category. The energy category was the only detractor; the other industrial category contributed least.
Positions that contributed the most to return included 5.25% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 4.65% coupon bonds issued by General Electric Capital Corp., the finance unit of General Electric Co. that the company is in the process of divesting; and 4.35% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (1.5%, 0.8%, and 1.3%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 4.7% coupon bonds issued by Ensco plc, an international offshore contract drilling company; 7.13% coupon bonds issued by Transocean, Inc., an offshore drilling contractor; and 4.5% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group (0.4%, 0.2%, and 0.1%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 11

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the "2022 Index").
The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 3.19%, which included an increase in market price over the period to $21.11 on May 31, 2016, from $21.05 on May 31, 2015. On an NAV basis, the Fund generated a total return of 3.15%, which included an increase in NAV over the period to $21.08 on May 31, 2016, from $21.03 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2022 Index returned 3.36%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income. In addition, on January 4, 2016, the Fund distributed a $0.0012 short-term capital gain.

Month	Distribution per Share
June 2015	$0.0473
July	$0.0619
August	$0.0488
September	$0.0481
October	$0.0476
November	$0.0465
December	$0.0500
January 2016	$0.0515
February	$0.0431
March	$0.0524
April	$0.0474
May	$0.0439
Total	$0.5885
Performance Attribution
 For the 12-month period ended May 31, 2016, the consumer non-cyclical category contributed the most to the Fund's return, followed by the banking category. The energy category detracted the most from the Fund's return, followed by the basic industry category.
Positions that contributed the most to return included 5.75% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 2.85% coupon bonds issued by Altria Group, Inc., a manufacturer of cigarettes and tobacco products; and 2.7% coupon bonds issued by General Electric Co., an American multinational conglomerate corporation (1.8%, 0.7%, and 0.9%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.55% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company; 5.05% coupon bonds issued by Transocean, Inc., an offshore drilling contractor; and 4.1% coupon bonds issued by Southwestern Energy Co., an independent energy exploration and production company (0.5%, 0.1%, and 0.3%, respectively, of corporate bonds at period end).

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2023 Corporate Bond ETF, NYSE Arca ticker: BSCN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2023 Index (the "2023 Index").
The 2023 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2023 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2023 Index universe to obtain a representative sample of securities that resemble the 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 4.71%, which included an increase in market price over the period to $20.91 on May 31, 2016, from $20.58 on May 31, 2015. On an NAV basis, the Fund generated a total return of 4.37%, which included an increase in NAV over the period to $20.82 on May 31, 2016, from $20.56 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2023 Index returned 4.22%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income. In addition, on January 4, 2016, the Fund distributed a $0.0033 short-term capital gain.

Month	Distribution per Share
June 2015	$0.0497
July	$0.0501
August	$0.0469
September	$0.0493
October	$0.0551
November	$0.0422
December	$0.0540
January 2016	$0.0725
February	$0.0471
March	$0.0430
April	$0.0484
May	$0.0494
Total	$0.6077
Performance Attribution
 For the 12-month period ended May 31, 2016, the consumer non-cyclical category contributed the most to the Fund's return, followed by the communications category. The basic industry category was the only detractor from the Fund's return; the natural gas category contributed least.
Positions that contributed the most to the Fund's return included 5.15% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; 2.4% coupon bonds issued by Apple, Inc., which makes and markets personal computers and related personal computing and mobile communication devices and services; and 3.3% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (4.2%, 2.8%, and 2.0%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.75% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group; 3.88% coupon bonds issued by Freeport-McMoRan Copper and Gold, Inc., an international natural resources company; and 4.75% coupon bonds issued by Seagate HDD Cayman, a financing arm of Seagate Technology plc, a data storage company (0.1%, 0.7%, and 0.4%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2024 Corporate Bond ETF, NYSE Arca ticker: BSCO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2024 Index (the "2024 Index").
The 2024 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2024 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2024 Index universe to obtain a representative sample of securities that resemble the 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 4.85%, which included an increase in market price over the period to $20.80 on May 31, 2016, from $20.51 on May 31, 2015. On an NAV basis, the Fund generated a total return of 4.50%, which included an increase in NAV over the period to $20.74 on May 31, 2016, from $20.52 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2024 Index returned 4.34%, and the Barclays U.S. Aggregate Bond Index returned 2.99% during the 12-month period ended May 31, 2016.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income. In addition, on January 4, 2016, the Fund distributed a $0.0227 short-term capital gain.

Month	Distribution per Share
June 2015	$0.0524
July	$0.0529
August	$0.0539
September	$0.0565
October	$0.0564
November	$0.0504
December	$0.0480
January 2016	$0.0778
February	$0.0447
March	$0.0477
April	$0.0557
May	$0.0509
Total	$0.6473
Performance Attribution
 For the 12-month period ended May 31, 2016, the banking category contributed the most to the Fund's return, followed by the consumer noncyclical category. The energy category was the only detractor from the Fund's return; the other utility category contributed least.
Positions that contributed the most to the Fund's return included 3.3% coupon bonds issued by Wells Fargo & Co., diversified financial services company providing banking, insurance, investments, mortgage, leasing, credit cards, and consumer finance; 4.0% coupon bonds issued by BPCE S.A., which provides personal banking, insurance, loans, asset management and other financial services; and 3.4% coupon bonds issued by Novartis Capital Corp., a financing arm of Novartis, a global healthcare company (1.4%, 0.8%, and 1.6%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 4.5% coupon bonds issued by Ensco plc, an international offshore contract drilling company; 3.6% coupon bonds issued by PAA Finance Corp., a unit of Plains All American Pipeline LP, which transports oil and gas; 4.55% coupon bonds issued by Williams Companies, Inc., an energy infrastructure company (0.2%, 0.4%, and 0.2%, respectively, of corporate bonds at period end).

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2025 Corporate Bond ETF, NYSE Arca ticker: BSCP (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2025 Index (the "2025 Index").
The 2025 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2025. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2025 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2025. The Fund has a designated year of maturity of 2025 and will terminate on or about December 31, 2025. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2025 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2025 Index universe to obtain a representative sample of securities that resemble the 2025 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of October 7, 2015 through May 31, 2016.
On a market price basis, the Fund generated a total return of 5.12%, which included an increase in market price to $20.71 on May 31, 2016, from $20.05 at inception. On an NAV basis, the Fund generated a total return of 4.81%, which included an increase in NAV to $20.65 on May 31, 2016, from $20.02 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2025 Index returned 5.42% and the Barclays U.S. Aggregate Bond Index returned 2.62% from the Fund's inception date through May 31, 2016.
The Fund made the following monthly distribution per share during the abbreviated annual period ended May 31, 2016, which was characterized as ordinary income.

Month	Distribution per Share
November 2015	$0.0275
December	$0.0585
January 2016	$0.0617
February	$0.0354
March	$0.0438
April	$0.0585
May	$0.0361
Total	$0.3215
Performance Attribution
 For the period from inception through May 31, 2016, the consumer noncyclical category contributed the most to the Fund's return, followed by the banking category. No category detracted; the other utility category contributed least, followed by the brokerage/asset managers/exchanges category.
Positions that contributed the most to the Fund's return included 3.8% coupon bonds issued by Actavis Funding SCS, a debt-issuing vehicle incorporated in 2014 that is based in Luxembourg and operates as a subsidiary of Allergan PLC; 3.6% coupon bonds issued by AbbVie, Inc., which researches and develops pharmaceutical products; and 3.45% coupon bonds issued by Qualcomm, Inc., a semiconductor manufacturer (2.2%, 1.5%, and 0.8%, respectively, of corporate bonds at period end).
Positions that detracted the most from the Fund's return included 4.95% coupon bonds issued by Southwestern Energy Co., an independent energy exploration and production company (0.3% of corporate bonds at period end); 4.5% coupon bonds issued by Deutsche Bank AG, a global financial services provider (0.7% of corporate bonds at period end); and 3.4% coupon bonds issued by American Water Capital Corp., a financing arm of American Water, a public utility (not held in the Fund's portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2016 Index (the "High Yield 2016 Index").
The High Yield 2016 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 0.73%, which included a decrease in market price over the period to $25.82 on May 31, 2016, from $26.44 on May 31, 2015. On an NAV basis, the Fund generated a total return of 1.13%, which included a decrease in NAV over the period to $25.90 on May 31, 2016, from $26.41 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2016 Index returned 3.08%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.81% for the 12-month period ended May 31, 2016. While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0700
July	$0.0740
August	$0.0747
September	$0.0740
October	$0.0709
November	$0.0716
December	$0.0576
January 2016	$0.0607
February	$0.0617
March	$0.0694
April	$0.0637
May	$0.0547
Total	$0.8030
Performance Attribution
 For the 12-month period ended May 31, 2016, the capital goods category contributed the most to the Fund's return, followed by the communications category. No category detracted, but the insurance category contributed least, followed by the transportation category.
Positions that contributed the most to return included 7.875% coupon bonds issued by NRG Energy, Inc., a provider of electricity to residential and commercial customers in the U.S. (not held at period end); 6.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; and 7.5% coupon bonds issued by Sabine Pass LNG, LP, a receiving terminal for liquid natural gas that is owned by Cheniere Energy, Inc. (10.9%, and 9.3%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 7.5% coupon bonds issued by Intelsat Jackson Holdings SA, a provider of fixed satellite capacity and related communications services that is a subsidiary of Intelsat SA (not held at period end); 7.25% coupon bonds issued by Endo Finance Co., the financing arm of Endo Health Solutions, Inc., a global specialty health care company (not held at period end); and 7.875% coupon bonds issued by Qs Wholesale, Inc., a subsidiary of Quicksilver, Inc., a clothing designer and manufacturer (not held in the Fund's portfolio at period end).

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the "High Yield 2017 Index").
The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 0.77%, which included a decrease in market price over the period to $25.80 on May 31, 2016, from $26.59 on May 31, 2015. On an NAV basis, the Fund generated a total return of 0.81%, which included a decrease in NAV over the period to $25.77 on May 31, 2016, from $26.55 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2017 Index returned 1.24%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.81% for the 12-month period ended May 31, 2016. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0791
July	$0.0888
August	$0.0807
September	$0.0843
October	$0.0802
November	$0.0807
December	$0.0762
January 2016	$0.0830
February	$0.0712
March	$0.0847
April	$0.0832
May	$0.0768
Total	$0.9689
Performance Attribution
 For the 12-month period ended May 31, 2016, the communications category contributed the most to the Fund's return, followed by the finance companies category. The energy category detracted the most from return, followed by the capital goods category.
Positions that contributed the most to return included 8.0% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held in the Fund's portfolio at period end); 6.9% coupon bonds issued by Springleaf Financial Corp., an Indiana-based provider of loans and other credit-related products (3.8% of corporate bonds at period end); and 8.38% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products (2.0% of corporate bonds at period end).
Positions that detracted the most from return included 8.875% coupon bonds issued by Abengoa Finance SAU, a finance subsidiary of Abengoa, a Spanish multinational corporation (not held in the Fund's portfolio at period end); 6.5% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held in the Fund's portfolio at period end); and 7.25% coupon bonds issued by Pacific Drilling V Ltd., a subsidiary of Pacific Drilling SA, an ultra-deepwater drilling contractor (0.2% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 17

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the "High Yield 2018 Index").
The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of -0.90%, which included a decrease in market price over the period to $24.74 on May 31, 2016, from $26.16 on May 31, 2015. On an NAV basis, the Fund generated a total return of -0.92%, which included a decrease in NAV over the period to $24.69 on May 31, 2016, from $26.11 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2018 Index returned -0.76%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.81% for the 12-month period ended May 31, 2016. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0809
July	$0.1019
August	$0.0985
September	$0.1002
October	$0.0954
November	$0.0948
December	$0.0914
January 2016	$0.1051
February	$0.0911
March	$0.0971
April	$0.0984
May	$0.0931
Total	$1.1479
Performance Attribution
 For the 12-month period ended May 31, 2016, the finance companies category contributed the most to the Fund's return, followed by the communications category. The energy category detracted the most from return, followed by the natural gas category.
Positions that contributed the most to return included 8.0% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held in the Fund's portfolio at period end); 8.45% coupon bonds issued by Navient Corp., a loan servicing company formerly known as Sallie Mae (3.7% of corporate bonds at period end); and 8.25% coupon bonds issued by Zekelman Industries, Inc., an independent steel tube manufacturer (0.8% of corporate bonds at period end).
Positions that detracted the most significantly from return included 6.0% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held in the Fund's portfolio at period end); 6.0% coupon bonds issued by Peabody Energy Corp., which mines, sells, and distributes coal (not held in the Fund's portfolio at period end); and 5.75% coupon bonds issued by Ultra Petroleum Corp., an independent exploration and production company (not held in the Fund's portfolio at period end).

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the "High Yield 2019 Index").

The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.

High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.

The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.

On a market price basis, the Fund generated a total return of -2.38%, which included a decrease in market price over the period to $23.60 on May 31, 2016, from $25.43 on May 31, 2015. On an NAV basis, the Fund generated a total return of -2.13%, which included a decrease in NAV over the period to $23.61 on May 31, 2016, from $25.38 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2019 Index returned -4.62%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.81% for the 12-month period ended May 31, 2016. While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0987
July	$0.1099
August	$0.1019
September	$0.1034
October	$0.0994
November	$0.0926
December	$0.1069
January 2016	$0.0991
February	$0.0944
March	$0.1019
April	$0.0978
May	$0.0947
Total	$1.2007
Performance Attribution
 For the 12-month period ended May 31, 2016, the consumer cyclical category contributed the most to the Fund's return, followed by the capital goods category. The energy category detracted the most from return, followed by the technology category.
Positions that contributed the most significantly to return included 4.875% coupon bonds issued by Numericable-SFR SA, a French cable broadband services provider (not held in the Fund's portfolio at period end); 10.6% coupon bonds issued by Arcelormittal SA, an integrated steel producer (not held in the Fund's portfolio at period end); and 9.88% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products (1.4% of corporate bonds at period end).
Positions that detracted the most significantly from return included 6.25% coupon bonds and 6.5% coupon bonds issued by Linn Energy, LLC, an independent natural gas exploration and production company (not held in the Fund's portfolio at period end); and 7.25% coupon bonds issued by Intelsat Jackson Holdings SA, a provider of fixed satellite capacity and related communications services that is a subsidiary of Intelsat SA (0.9% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 19

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the "High Yield 2020 Index").
The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of -3.74%, which included a decrease in market price over the period to $23.53 on May 31, 2016, from $25.75 on May 31, 2015. On an NAV basis, the Fund generated a total return of -3.64%, which included a decrease in NAV over the period to $23.48 on May 31, 2016, from $25.67 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2020 Index returned -5.49%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.81% for the 12-month period ended May 31, 2016. While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.1034
July	$0.1076
August	$0.1026
September	$0.1026
October	$0.0997
November	$0.1038
December	$0.1146
January 2016	$0.1122
February	$0.0936
March	$0.1065
April	$0.0953
May	$0.0883
Total	$1.2302
Performance Attribution
 For the 12-month period ended May 31, 2016, the communications category contributed the most to the Fund's return, followed by the consumer cyclical category. The energy category detracted the most from return, followed by the basic industry category.
Positions that contributed the most significantly to return included 8.0% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held at period end); 8.88% coupon bonds issued by Frontier Communications Corp., a provider of communications services to residential and business customers in small U.S. cities; and 5.75% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products (1.0%, and 2.4%, respectively, of the Fund's corporate bonds at period end).
Positions that detracted the most significantly from return included 8.625% coupon bonds issued by Linn Energy LLC, an independent natural gas exploration and production company (not held in the Fund's portfolio at period end); 9.38% coupon bonds issued by EP Energy Corp., a North American oil and natural gas producer (0.7% of corporate bonds at period end); and 6.625% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held in the Fund's portfolio at period end).

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2021 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2021 Index (the "High Yield 2021 Index").
The High Yield 2021 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2021 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2021 Index universe to obtain a representative sample of securities that resemble the High Yield 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 0.09%, which included a decrease in market price over the period to $23.92 on May 31, 2016, from $25.15 on May 31, 2015. On an NAV basis, the Fund generated a total return of 0.04%, which included a decrease in NAV over the period to $23.85 on May 31, 2016, from $25.09 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2021 Index returned -4.74%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.81% for the 12-month period ended May 31, 2016. While the High Yield 2021 Index includes only bonds with effective maturities in the year 2021, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0975
July	$0.1074
August	$0.0940
September	$0.1049
October	$0.1011
November	$0.1026
December	$0.1058
January 2016	$0.0957
February	$0.0995
March	$0.1091
April	$0.1013
May	$0.0922
Total	$1.2111
Performance Attribution
 For the 12-month period ended May 31, 2016, the capital goods category contributed the most to the Fund's return, followed by consumer cyclical category. The energy category was the leading detractor from return, followed by the brokerage/asset managers/exchanges category.
Positions that contributed most significantly to return included 6.75% coupon bonds issued by Post Holdings, Inc., a holding company for makers of consumer packaged goods; 8.0% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held at period end); and 4.5% coupon bonds issued by Teck Resources Ltd., an integrated natural resource group with activities in mining, smelting, and refining (0.8%, and 0.1%, respectively, of corporate bonds at period end).
Positions that detracted most significantly from return included 6.125% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held in the Fund's portfolio at period end); 7.75% coupon bonds issued by Atlas Energy Holdings Operating Co. LLC, a financing arm of Atlas Resource Partners, an oil and gas developer (0.1% of corporate bonds at period end); and 5.5% coupon bonds issued by California Resources Corp., an oil and gas exploration and production company (0.3% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 21

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2022 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJM (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2022 Index (the "High Yield 2022 Index").
The High Yield 2022 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2022 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2022 Index universe to obtain a representative sample of securities that resemble the High Yield 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 0.44%, which included a decrease in market price over the period to $24.00 on May 31, 2016, from $25.17 on May 31, 2015. On an NAV basis, the Fund generated a total return of 0.11%, which included a decrease in NAV over the period to $23.97 on May 31, 2016, from $25.22 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2022 Index returned -1.04%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.81% for the 12-month period ended May 31, 2016. While the High Yield 2022 Index includes only bonds with effective maturities in the year 2022, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income. In addition, on January 4, 2016, the Fund distributed a $0.0230 short-term capital gain.

Month	Distribution per Share
June 2015	$0.0981
July	$0.1076
August	$0.0975
September	$0.1052
October	$0.1018
November	$0.0905
December	$0.1059
January 2016	$0.1012
February	$0.0975
March	$0.0971
April	$0.1045
May	$0.1002
Total	$1.2071
Performance Attribution
 For the 12-month period ended May 31, 2016, the consumer cyclical category contributed the most to the Fund's return, followed by the consumer non-cyclical category. The leading detractor from return was the energy category.
Positions that contributed most significantly to return included 7.25% coupon bonds issued by Arcelormittal, an integrated steel producer; 8.0% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas; and 4.75% coupon bonds issued by Teck Resources Ltd., an integrated natural resource group with activities in mining, smelting, and refining (1.1%, 0.9%, and 0.2%, respectively, of the Fund's corporate bonds at period end).
Positions that detracted most significantly from return included 7.875% coupon bonds issued by Breitburn Energy Partners LP, which operates oil and gas properties in the U.S. (not held in the Fund's portfolio at period end); 6.375% coupon bonds issued by Berry Petroleum LLC, a wholly owned subsidiary of Linn Energy LLC, an independent natural gas exploration and production company (not held in the Fund's portfolio at period end); and 4.875% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (not held in the Fund's portfolio at period end).

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2023 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2023 Index (the "High Yield 2023 Index").
The High Yield 2023 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2023 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2023 Index universe to obtain a representative sample of securities that resemble the High Yield 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of October 7, 2015 through May 31, 2016.
On a market price basis, the Fund generated a total return of 5.29%, which included an increase in market price to $25.60 on May 31, 2016, from $24.97 at inception. On an NAV basis, the Fund generated a total return of 5.20%, which included an increase in NAV to $25.58 on May 31, 2016, from $24.97 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2023 Index returned 5.58% and the Barclays U.S. Aggregate Bond Index returned 5.13% from the Fund's inception date through May 31, 2016.
The Fund made the following monthly distribution per share during the abbreviated annual period ended May 31, 2016, which was characterized as ordinary income.

Month	Distribution per Share
November 2015	$0.0380
December	$0.1115
January 2016	$0.1191
February	$0.1063
March	$0.0800
April	$0.0975
May	$0.1094
Total	$0.6618
Performance Attribution
 For the period from inception through May 31, 2016, the communications category contributed the most to the Fund's return, followed by the energy category. The only detractor from return was the transportation category; the consumer non-cyclical category contributed least.
Positions that contributed most significantly to return included 5.25% coupon bonds issued by Steel Dynamics, Inc., a steel producer and metals recycler; 4.5% coupon bonds issued by MPLX LP, a master limited partnership formed by Marathon Petroleum Corp. to own oil pipelines and storage facilities (not held at period end); and 5.63% coupon bonds issued by Sabine Pass Liquefaction LLC, a liquid natural gas project at Sabine Pass LNG terminal that is owned by Cheniere Energy, Inc. (1.0%, and 1.0%, respectively, of the Fund's corporate bonds at period end).
Positions that detracted most significantly from return included 5.88% coupon bonds issued by VRX Escrow Corp., a finance unit of Valeant Pharmaceuticals International, Inc., a specialty pharmaceuticals company (0.8% of the Fund's corporate bonds at period end); 4.5% coupon bonds issued by Markwest Energy Partners LP, a natural gas processing company that in December 2015 became a wholly owned subsidiary of MPLX, a company created by Marathon Petroleum Corp. in 2012 (not held in the Fund's portfolio at period end); and 5.25% coupon bonds issued by Micron Technology, Inc., a semiconductor device maker (0.8% of the Fund's corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 23

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF
Fund Overview
The Guggenheim Enhanced Short Duration ETF, NYSE Arca ticker: GSY (the "Fund") seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund uses a low-duration strategy to seek to outperform the Barclays 1-3 Month U.S. Treasury Bill Index (Benchmark) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share. The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed-income instruments of varying maturities, but that have an average duration of less than one year. The Fund will invest at least 80% of its net assets in fixed-income securities and in exchange-traded funds and closed-end funds that invest substantially all of their assets in fixed-income securities.
GSY primarily invests in U.S. dollar-denominated investment-grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody's Investors Service, Inc., (Moody's) or equivalently rated by Standard & Poor's Rating Group (S&P) or Fitch Investor Services (Fitch) or any other nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") to be of comparable quality.
The Fund may invest no more than 10% of its assets in high-yield securities, also referred to as junk bonds, which are debt securities that are rated below-investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality.
The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts, or swap agreements. The Fund may invest up to 20% of its assets in mortgage-backed securities (MBS) or in other asset-backed securities (ABS).
Fund Performance
 All Fund returns cited—whether based on net asset value (NAV) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of 1.01%. On an NAV basis, the Fund generated a total return of 0.98%. At the end of the period the Fund's shares were trading at a 0.04% market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For short-term high-quality fixed-income market comparison purposes, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.11% for the same period.
The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0484
July	$0.0429
August	$0.0446
September	$0.0412
October	$0.0338
November	$0.0384
December	$0.0435
January 2016	$0.0860
February	$0.0379
March	$0.0497
April	$0.0588
May	$0.0561
Total	$0.5813

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF continued
Performance Discussion
 Throughout the period, the Fund maintained a portfolio of investments from across the credit spectrum with an emphasis on investment-grade rated assets. The Fund is primarily invested in corporate bonds, commercial paper, repurchase agreements, and ABS. The Fund's high allocation to floating rate securities mitigates interest-rate risk, while repurchase agreements, agency-discount notes, and commercial paper help the Fund manage its liquidity needs. The Fund's focus on high-quality short-maturity holdings helps the Fund manage credit risk. The Fund continues to maintain an average effective duration below one-half year.
Positive returns for the period were driven largely by carry in ABS, mortgage-backed securities, and corporate bonds. Investments in repurchase agreements also generated income for the Fund.
During the beginning of the period, the Fund moderated its exposure to high-yield bonds and bank loans, as energy market fundamentals deteriorated and volatility picked up. However, as 2015 came to an end, the Fund took advantage of the bouts of market weakness to find attractive entry points in select credits, particularly investment grade and securitized credit, as well as select high-yield bonds and bank loans. Return attributable to carry mitigated negative contribution from spread widening during periods of market weakness. Since oil prices bottomed in the first quarter of 2016, spreads across credit products have rebounded sharply and continued to tighten through the end of the period.
The Fund stands to benefit as the historically low-rate environment continues to drive demand for fixed-income assets offering a spread over low-yielding securities. Concerns over global economic growth and the scope of Fed rate rises could create periods of increased credit-spread volatility, during which the Fund seeks to add attractively priced assets.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the "Index").
The Index consists of 100 common stocks and American Depositary Receipts ("ADRs") that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor's, the Fund's index provider ("S&P" or the "Index Provider").
The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited – whether based on net asset value ("NAV") or market price – assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2016.
On a market price basis, the Fund generated a total return of -14.66%, which included a decrease in market price over the period to $9.49 on May 31, 2016, from $11.76 on May 31, 2015. On an NAV basis, the Fund generated a total return of -14.31%, which included a decrease in NAV over the period to $9.54 on May 31, 2016, from $11.77 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the Index returned -14.44% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned -3.96% for the 12-month period ended May 31, 2016.
The Fund made quarterly distributions per share of $0.2354 on June 30, 2015; $0.1282 on September 30, 2015; $0.0899 on December 31, 2015; and $0.0926 on March 31, 2016.
Performance Attribution
 For the 12-month period ended May 31, 2016, industrials was the only contributor to the Fund's return. Energy detracted the most, followed by financials.
Positions that contributed the most to the Fund's return included Targa Resources Corp., which owns general and limited partner interests in a limited partnership that provides midstream natural gas and natural gas liquid services; CSR Ltd., which manufactures and supplies buildings products in Australia; and Crescent Point Energy Corp., and oil and gas production company (6.3%, 2.9%, and 4.8%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from return included WorleyParsons Ltd., which provides professional services to the energy and resource industries (not held in the Fund's portfolio at period end); Baytex Energy Corp., which explores and produces oil and natural gas (not held in the Fund's portfolio at period end); and SJM Holdings Ltd., which operates casinos, hotels, and other tourism-related facilities in Macau (2.6% of the Fund's long-term investments at period end).

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

(Unaudited)	May 31, 2016
Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.
This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.
Credit/Default Risk: Issuers or guarantors of debt instruments or the coun-terparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund's income and share price.
Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.
Income Risk: Falling interest rates may cause the Funds' income to decline.
Mortgage-and Asset-Backed Securities Risks (GSY): Mortgage-Backed Securities ("MBS") (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to "prepayment risk" and "extension risk."
Non-Correlation Risk (excludes GSY): For passively managed Index Funds, the respective Fund's return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.
High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.
Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.
Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Active Management Risk (GSY): The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Risk of Deviation between Market Price and NAV (GSY): Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.
Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds' having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds' income.
Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds' performance may suffer from the inability to invest in higher yielding securities.
Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.
Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 27

(Unaudited)	May 31, 2016
Risks and Other Considerations continued
Declining Yield Risk (excludes GSY and LVL): During the final year of the Funds' operations, as the bonds held by the Funds mature and the Funds' portfolio transitions to cash and cash equivalents, the Funds' yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk (excludes GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds' existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds' portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds' termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Concentration Risk (excludes GSY): If the Index concentrates in an industry or group of industries the Funds' investments will be concentrated accordingly. In such event, the value of the Funds' shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.
Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.
Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.
Risks of Investing In Other Investment Companies (GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values.
In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	May 31, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.05
Net Asset Value	$22.11
Discount to NAV	-0.27%
Net Assets ($000)	$553,942

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
				Since
	One	Three	Five	Inception
	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2016 Corporate Bond ETF
NAV	0.64%	1.08%	2.42%	3.51%
Market	0.27%	0.88%	2.26%	3.46%
NASDAQ BulletShares®
USD Corporate
Bond 2016
Index	0.91%	1.30%	2.78%	3.92%
Barclays U.S.
Aggregate Bond
Index	2.99%	2.91%	3.33%	3.67%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	54.3%
Industrial	9.6%
Consumer, Non-cyclical	9.2%
Consumer, Cyclical	7.2%
Communications	7.1%
Energy	4.9%
Technology	2.9%
Basic Materials	2.4%
Utilities	1.9%
Total Corporate Bonds	99.5%
Securities Lending Collateral	0.5%
Total Investments	100.0%
Other Assets & Liabilities, net	0.0%*
Net Assets	100.0%
* Less than 0.1%.

Ten Largest Holdings
(% of Total Net Assets)
JPMorgan Chase & Co., 3.15%	3.0%
Bank of America Corp., 6.50%	2.4%
American Express Credit Corp., 2.80%	1.9%
Wells Fargo & Co., 3.68%	1.8%
Barclays Bank plc, 5.00%	1.7%
Toronto-Dominion Bank, 2.38%	1.6%
International Business Machines Corp., 1.95%	1.6%
Coca-Cola Co., 1.80%	1.4%
Goldman Sachs Group, Inc., 5.75%	1.4%
Bank of America Corp., 3.75%	1.4%
Top Ten Total	18.2%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

30 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.74
Net Asset Value	$22.69
Premium to NAV	0.22%
Net Assets ($000)	$932,582

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
				Since
	One	Three	Five	Inception
	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2017 Corporate Bond ETF
NAV	1.07%	1.69%	3.14%	4.31%
Market	1.29%	1.68%	3.15%	4.34%
NASDAQ BulletShares®
USD Corporate
Bond 2017
Index	1.34%	1.91%	3.48%	4.73%
Barclays U.S.
Aggregate Bond
Index	2.99%	2.91%	3.33%	3.67%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	42.8%
Consumer, Non-cyclical	14.2%
Energy	8.9%
Communications	8.6%
Industrial	8.2%
Consumer, Cyclical	7.4%
Technology	4.6%
Basic Materials	2.1%
Utilities	2.0%
Total Corporate Bonds	98.8%
Securities Lending Collateral	0.1%
Total Investments	98.9%
Other Assets & Liabilities, net	1.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
General Electric Co., 5.25%	1.2%
AbbVie, Inc., 1.75%	1.2%
Citigroup, Inc., 6.13%	1.1%
Bank of America Corp., 5.75%	1.0%
Cooperatieve Rabobank UA, 3.38%	0.9%
Wells Fargo & Co., 5.63%	0.9%
Credit Suisse AG NY, 1.38%	0.9%
General Electric Co., 5.63%	0.9%
International Business Machines Corp., 5.70%	0.9%
Intel Corp., 1.35%	0.8%
Top Ten Total	9.8%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

32 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.28
Net Asset Value	$21.21
Premium to NAV	0.33%
Net Assets ($000)	$858,849

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
			Since
	One	Three	Inception
	Year	Year	(03/28/12)
Guggenheim BulletShares 2018 Corporate Bond ETF
NAV	1.38%	2.10%	3.21%
Market	1.48%	2.11%	3.28%
NASDAQ BulletShares®
USD Corporate Bond
2018 Index	1.52%	2.24%	3.49%
Barclays U.S.
Aggregate Bond
Index	2.99%	2.91%	2.77%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	43.7%
Consumer, Non-cyclical	14.9%
Consumer, Cyclical	8.3%
Energy	7.8%
Communications	7.1%
Industrial	6.3%
Technology	5.5%
Utilities	3.0%
Basic Materials	2.4%
Total Corporate Bonds	99.0%
Securities Lending Collateral	0.5%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Bank of America Corp., 6.88%	1.5%
JPMorgan Chase & Co., 6.00%	1.3%
Apple, Inc., 1.00%	1.1%
General Electric Co., 5.63%	1.1%
Goldman Sachs Group, Inc., 6.15%	1.1%
Bank of America Corp., 5.65%	0.9%
Morgan Stanley, 6.63%	0.9%
GlaxoSmithKline Capital, Inc., 5.65%	0.8%
Goldman Sachs Group, Inc., 5.95%	0.8%
Bear Stearns Companies LLC, 7.25%	0.8%
Top Ten Total	10.3%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

34 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.26
Net Asset Value	$21.20
Premium to NAV	0.28%
Net Assets ($000)	$588,220

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
			Since
	One	Three	Inception
	Year	Year	(03/28/12)
Guggenheim BulletShares 2019 Corporate Bond ETF
NAV	2.14%	2.51%	3.61%
Market	2.28%	2.54%	3.68%
NASDAQ BulletShares®
USD Corporate Bond
2019 Index	2.33%	2.72%	4.00%
Barclays U.S.
Aggregate Bond
Index	2.99%	2.91%	2.77%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	40.1%
Consumer, Non-cyclical	16.6%
Energy	9.8%
Communications	9.2%
Industrial	6.6%
Consumer, Cyclical	5.6%
Technology	4.8%
Basic Materials	3.5%
Utilities	2.7%
Total Corporate Bonds	98.9%
Securities Lending Collateral	0.5%
Total Investments	99.4%
Other Assets & Liabilities, net	0.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 1.90%	1.3%
Pfizer, Inc., 6.20%	1.1%
Morgan Stanley, 5.63%	1.1%
Bank of America Corp., 2.60%	1.1%
Goldman Sachs Group, Inc., 7.50%	1.0%
Bank of America Corp., 7.63%	1.0%
Novartis Securities Investment Ltd., 5.13%	0.9%
JPMorgan Chase & Co., 6.30%	0.9%
UBS AG/Stamford CT, 2.38%	0.9%
Goldman Sachs Group, Inc., 2.55%	0.8%
Top Ten Total	10.1%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

36 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.44
Net Asset Value	$21.37
Premium to NAV	0.33%
Net Assets ($000)	$593,106

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
			Since
	One	Three	Inception
	Year	Year	(03/28/12)
Guggenheim BulletShares 2020 Corporate Bond ETF
NAV	2.39%	3.23%	4.26%
Market	2.44%	3.42%	4.33%
NASDAQ BulletShares®
USD Corporate Bond
2020 Index	2.52%	3.42%	4.53%
Barclays U.S.
Aggregate Bond
Index	2.99%	2.91%	2.77%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	37.5%
Consumer, Non-cyclical	19.6%
Energy	9.3%
Communications	9.2%
Consumer, Cyclical	7.3%
Technology	5.9%
Industrial	4.9%
Basic Materials	2.6%
Utilities	2.4%
Diversified	0.2%
Total Corporate Bonds	98.9%
Securities Lending Collateral	1.1%
Total Investments	100.0%
Other Assets & Liabilities, net	0.0%*
Net Assets	100.0%
*Less than 0.1%.

Ten Largest Holdings
(% of Total Net Assets)
Verizon Communications, Inc., 4.50%	1.1%
JPMorgan Chase & Co., 2.25%	1.0%
Bank of America Corp., 5.63%	1.0%
Visa, Inc., 2.20%	1.0%
Verizon Communications, Inc., 2.63%	1.0%
AbbVie, Inc., 2.50%	1.0%
Goldman Sachs Group, Inc., 5.38%	0.9%
Actavis Funding SCS, 3.00%	0.9%
Medtronic, Inc., 2.50%	0.9%
HCA, Inc., 6.50%	0.9%
Top Ten Total	9.7%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

38 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$21.17
Net Asset Value	$21.14
Premium to NAV	0.14%
Net Assets ($000)	$361,425

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
		Since
	One	Inception
	Year	(07/17/13)
Guggenheim BulletShares 2021 Corporate Bond ETF
NAV	2.81%	4.81%
Market	2.61%	4.85%
NASDAQ BulletShares®
USD Corporate Bond
2021 Index	2.84%	5.00%
Barclays U.S. Aggregate
Bond Index	2.99%	3.60%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	34.5%
Consumer, Non-cyclical	14.9%
Communications	11.6%
Consumer, Cyclical	8.7%
Energy	8.6%
Industrial	6.7%
Technology	6.5%
Basic Materials	5.7%
Utilities	1.6%
Total Corporate Bonds	98.8%
Securities Lending Collateral	0.9%
Total Investments	99.7%
Other Assets & Liabilities, net	0.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 2.65%	3.0%
Goldman Sachs Group, Inc., 5.25%	1.5%
JPMorgan Chase & Co., 4.35%	1.3%
HSBC Finance Corp., 6.68%	1.2%
Morgan Stanley, 5.75%	1.2%
BNP Paribas S.A., 5.00%	1.2%
Apple, Inc., 2.85%	1.1%
Morgan Stanley, 5.50%	1.1%
Wells Fargo & Co., 4.60%	1.1%
HSBC Holdings plc, 5.10%	1.0%
Top Ten Total	13.7%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

40 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$21.11
Net Asset Value	$21.08
Premium to NAV	0.14%
Net Assets ($000)	$306,685

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
		Since
	One	Inception
	Year	(07/17/13)
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	3.15%	4.88%
Market	3.19%	4.87%
NASDAQ BulletShares®
USD Corporate Bond
2022 Index	3.36%	5.30%
Barclays U.S. Aggregate
Bond Index	2.99%	3.60%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	26.9%
Consumer, Non-cyclical	21.6%
Energy	11.6%
Communications	10.0%
Industrial	8.8%
Technology	8.0%
Consumer, Cyclical	5.9%
Basic Materials	4.0%
Utilities	2.1%
Total Corporate Bonds	98.9%
Securities Lending Collateral	0.8%
Total Investments	99.7%
Other Assets & Liabilities, net	0.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 3.30%	2.2%
Goldman Sachs Group, Inc., 5.75%	1.8%
JPMorgan Chase & Co., 4.50%	1.5%
AbbVie, Inc., 2.90%	1.3%
Medtronic, Inc., 3.15%	1.1%
Oracle Corp., 2.50%	1.1%
Anheuser-Busch InBev Worldwide, Inc., 2.50%	1.1%
Bank of America Corp., 5.70%	1.1%
Wells Fargo & Co., 3.50%	1.1%
Actavis Funding SCS, 3.45%	1.1%
Top Ten Total	13.4%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

42 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Statistics
Share Price	$20.91
Net Asset Value	$20.82
Premium to NAV	0.43%
Net Assets ($000)	$131,162

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
		Since
	One	Inception
	Year	(09/17/14)
Guggenheim BulletShares 2023 Corporate Bond ETF
NAV	4.37%	5.24%
Market	4.71%	5.43%
NASDAQ BulletShares®
USD Corporate Bond
2023 Index	4.22%	5.19%
Barclays U.S. Aggregate
Bond Index	2.99%	3.61%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.00 per share for share price returns or initial net asset value (NAV) of $20.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	26.4%
Consumer, Non-cyclical	18.8%
Energy	12.7%
Communications	12.1%
Consumer, Cyclical	8.3%
Technology	7.1%
Industrial	6.0%
Other	7.5%
Total Corporate Bonds	98.9%
Securities Lending Collateral	1.2%
Total Investments	100.1%
Other Assets & Liabilities, net	-0.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Verizon Communications, Inc.	4.1%
Apple, Inc.	2.8%
Bank of America Corp.	2.0%
JPMorgan Chase & Co., 3.20%	1.2%
Morgan Stanley, 3.75%	1.2%
Chevron Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%
Morgan Stanley, 4.10%	1.1%
JPMorgan Chase & Co., 3.38%	1.0%
Royal Bank of Scotland Group plc	1.0%
Top Ten Total	16.6%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

44 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Statistics
Share Price	$20.80
Net Asset Value	$20.74
Premium to NAV	0.29%
Net Assets ($000)	$96,423

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
		Since
	One	Inception
	Year	(09/17/14)
Guggenheim BulletShares 2024 Corporate Bond ETF
NAV	4.50%	5.23%
Market	4.85%	5.47%
NASDAQ BulletShares®
USD Corporate Bond
2024 Index	4.34%	5.48%
Barclays U.S. Aggregate
Bond Index	2.99%	3.61%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	40.4%
Consumer, Non-cyclical	13.5%
Energy	13.1%
Communications	10.1%
Consumer, Cyclical	5.6%
Technology	5.5%
Industrial	4.4%
Basic Materials	3.8%
Utilities	2.4%
Total Corporate Bonds	98.8%
Securities Lending Collateral	2.2%
Total Investments	101.0%
Other Assets & Liabilities, net	-1.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Credit Suisse AG NY, 3.63%	1.9%
Novartis Capital Corp., 3.40%	1.6%
JPMorgan Chase & Co., 3.88%	1.6%
Apple, Inc., 3.45%	1.4%
Wells Fargo & Co., 3.30%	1.4%
Morgan Stanley, 3.70%	1.3%
Gilead Sciences, Inc., 3.70%	1.3%
International Business Machines Corp., 3.63%	1.2%
Oracle Corp., 3.40%	1.2%
Walgreens Boots Alliance, Inc., 3.80%	1.1%
Top Ten Total	14.0%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

46 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

Fund Statistics
Share Price	$20.71
Net Asset Value	$20.65
Premium to NAV	0.29%
Net Assets ($000)	$27,878

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
Since
Inception
(10/07/15)
(non-annualized)
Guggenheim BulletShares 2025 Corporate Bond ETF
NAV	4.81%
Market	5.12%
NASDAQ BulletShares® USD
Corporate Bond 2025 Index	5.42%
Barclays U.S. Aggregate Bond Index	2.62%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.02 per share for share price returns or initial net asset value (NAV) of $20.02 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	34.7%
Consumer, Non-cyclical	24.7%
Technology	10.2%
Energy	10.1%
Consumer, Cyclical	6.2%
Communications	5.6%
Industrial	3.7%
Utilities	1.5%
Basic Materials	1.1%
Total Corporate Bonds	97.8%
Securities Lending Collateral	0.6%
Total Investments	98.4%
Other Assets & Liabilities, net	1.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Visa, Inc., 3.15%	2.6%
Microsoft Corp., 3.13%	2.3%
Actavis Funding SCS, 3.80%	2.2%
Medtronic, Inc., 3.50%	1.5%
Novartis Capital Corp., 3.00%	1.5%
Coca-Cola Co., 2.88%	1.5%
AbbVie, Inc., 3.60%	1.5%
Microsoft Corp., 2.70%	1.5%
AT&T, Inc., 3.40%	1.4%
CVS Health Corp., 3.88%	1.4%
Top Ten Total	17.4%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

48 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.82
Net Asset Value	$25.90
Discount to NAV	-0.31%
Net Assets ($000)	$569,869

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
			Since
	One	Three	Inception
	Year	Year	(04/25/12)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
NAV	1.13%	2.72%	4.78%
Market	0.73%	2.53%	4.70%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2016 Index	3.08%	3.04%	5.45%
Barclays U.S. Corporate
High Yield Index	-0.81%	2.95%	5.50%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Corporate High Yield Index measures the market for USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Industrial	10.3%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	8.9%
Energy	7.4%
Communications	7.0%
Financial	5.0%
Basic Materials	1.6%
Technology	0.9%
Utilities	0.0%*
Total Corporate Bonds	50.0%
U.S. Government Securities	46.5%
Securities Lending Collateral	1.5%
Total Investments	98.0%
Other Assets & Liabilities, net	2.0%
Net Assets	100.0%
*Less than 0.1%.

Ten Largest Holdings
(% of Total Net Assets)
Sprint Communications, Inc., 6.00%	5.5%
Sabine Pass LNG, LP, 7.50%	4.6%
Ally Financial, Inc., 3.50%	3.1%
Transocean, Inc., 5.80%	2.7%
Rite Aid Corp., 9.25%	2.5%
Aramark Services, Inc., 5.75%	2.2%
Goodyear Tire & Rubber Co., 6.50%	2.1%
Beverage Packaging Holdings Luxembourg II S.A., 5.63%	1.7%
Hertz Corp., 7.50%	1.7%
Hanson Ltd., 6.13%	1.6%
Top Ten Total	27.7%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

50 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.80
Net Asset Value	$25.77
Premium to NAV	0.12%
Net Assets ($000)	$708,614

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
			Since
	One	Three	Inception
	Year	Year	(04/25/12)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
NAV	0.81%	2.68%	5.00%
Market	0.77%	2.73%	5.02%
NASDAQ BulletShares®
USD Corporate
High Yield Bond
2017 Index	1.24%	3.22%	6.02%
Barclays U.S. Corporate
High Yield Bond	-0.81%	2.95%	5.50%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	24.3%
Communications	14.9%
Consumer, Cyclical	13.8%
Consumer, Non-cyclical	13.1%
Industrial	10.5%
Energy	6.6%
Basic Materials	6.0%
Technology	2.5%
Utilities	1.8%
Total Corporate Bonds	93.5%
Securities Lending Collateral	5.5%
Total Investments	99.0%
Other Assets & Liabilities, net	1.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Springleaf Finance Corp., 6.90%	3.5%
United Rentals North America, Inc., 7.63%	2.6%
Case New Holland Industrial, Inc., 7.88%	2.5%
CIT Group, Inc., 4.25%	2.4%
NGPL PipeCo LLC, 7.12%	2.3%
Sprint Communications, Inc., 8.38%	2.1%
VEREIT Operating Partnership, LP, 2.00%	2.0%
Novelis, Inc., 8.38%	1.9%
CIT Group, Inc., 5.00%	1.8%
International Lease Finance Corp., 8.75%	1.7%
Top Ten Total	22.8%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

52 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.74
Net Asset Value	$24.69
Premium to NAV	0.20%
Net Assets ($000)	$688,721

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
			Since
	One	Three	Inception
	Year	Year	(04/25/12)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
NAV	-0.92%	2.14%	4.54%
Market	-0.90%	2.12%	4.59%
NASDAQ Bulletshares®
USD High Yield
Corporate Bond
2018 Index	-0.76%	2.71%	5.50%
Barclays U.S. Corporate
High Yield Index	-0.81%	2.95%	5.50%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	17.7%
Consumer, Non-cyclical	16.5%
Consumer, Cyclical	13.6%
Communications	12.9%
Industrial	11.9%
Basic Materials	9.6%
Energy	8.5%
Technology	2.6%
Utilities	1.8%
Total Corporate Bonds	95.1%
Securities Lending Collateral	5.9%
Total Investments	101.0%
Other Assets & Liabilities, net	-1.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Sprint Communications, Inc., 9.00%	4.7%
Navient Corp., 8.45%	3.5%
CIT Group, Inc., 5.25%	2.2%
ArcelorMittal, 6.13%	2.0%
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp., 5.00%	2.0%
Valeant Pharmaceuticals International, Inc., 6.75%	1.9%
Tenet Healthcare Corp., 6.25%	1.9%
DISH DBS Corp., 4.25%	1.7%
CHS/Community Health Systems, Inc., 5.13%	1.5%
Transocean, Inc., 6.00%	1.3%
Top Ten Total	22.7%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

54 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$23.60
Net Asset Value	$23.61
Discount to NAV	-0.04%
Net Assets ($000)	$349,413

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
		Since
	One	Inception
	Year	(09/24/13)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
NAV	-2.13%	2.22%
Market	-2.38%	2.20%
NASDAQ BulletShares®
USD High Yield Corporate
Bond 2019 Index	-4.62%	0.19%
Barclays U.S. Corporate
High Yield Index	-0.81%	3.32%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	15.4%
Industrial	14.8%
Consumer, Cyclical	13.8%
Consumer, Non-cyclical	13.2%
Financial	13.1%
Energy	9.4%
Utilities	6.2%
Basic Materials	5.9%
Technology	1.2%
Diversified	1.1%
Total Corporate Bonds	94.1%
Securities Lending Collateral	5.7%
Total Investments	99.8%
Other Assets & Liabilities, net	0.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Dynegy, Inc., 6.75%	2.4%
CHS/Community Health Systems, Inc., 8.00%	2.3%
Sprint Capital Corp., 6.90%	1.9%
DISH DBS Corp., 7.88%	1.9%
CIT Group, Inc., 5.50%	1.7%
Consolidated Energy Finance S.A., 6.75%	1.6%
Talen Energy Supply LLC, 4.63%	1.5%
Hertz Corp., 6.75%	1.5%
Tenet Healthcare Corp., 5.00%	1.4%
WideOpenWest Finance LLC /
WideOpenWest Capital Corp., 10.25%	1.4%
Top Ten Total	17.6%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

56 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$23.53
Net Asset Value	$23.48
Premium to NAV	0.21%
Net Assets ($000)	$154,968

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
		Since
	One	Inception
	Year	(09/24/13)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
NAV	-3.64%	2.22%
Market	-3.74%	2.29%
NASDAQ BulletShares®
USD High Yield Corporate
Bond 2020 Index	-5.49%	0.91%
Barclays U.S. Corporate High
Yield Index	-0.81%	3.32%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized. The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	20.7%
Consumer, Cyclical	16.9%
Consumer, Non-cyclical	14.2%
Energy	12.8%
Industrial	10.7%
Financial	9.3%
Basic Materials	8.9%
Other	4.8%
Total Corporate Bonds	98.3%
Securities Lending Collateral	7.4%
Total Investments	105.7%
Other Assets & Liabilities, net	-5.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Reynolds Group Issuer Inc., 5.75%	2.4%
SoftBank Corp., 4.50%	1.8%
Wind Acquisition Finance S.A., 4.75%	1.5%
First Data Corp., 6.75%	1.3%
Tenet Healthcare Corp., 6.00%	1.3%
Citgo Holding, Inc., 10.75%	1.2%
Novelis, Inc., 8.75%	1.2%
Fiat Chrysler Automobiles N.V., 4.50%	1.2%
Navient Corp., 8.00%	1.2%
Cequel Communications Holdings I LLC., 6.38%	1.1%
Top Ten Total	14.2%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$23.92
Net Asset Value	$23.85
Premium to NAV	0.29%
Net Assets ($000)	$50,093

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
		Since
	One	Inception
	Year	(09/17/14)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
NAV	0.04%	1.87%
Market	0.09%	1.75%
NASDAQ BulletShares®
USD Corporate High
Yield Bond 2021 Index	-4.74%	-2.17%
Barclays U.S. Corporate
High Yield Index	-0.81%	0.75%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.00 per share for share price returns or initial net asset value (NAV) of $25.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses

% of Net
Portfolio Breakdown	Assets
Communications	20.0%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	18.0%
Financial	10.6%
Energy	9.7%
Industrial	9.5%
Basic Materials	7.4%
Utilities	3.1%
Technology	1.5%
Total Corporate Bonds	98.3%
Securities Lending Collateral	4.4%
Total Investments	102.7%
Other Assets & Liabilities, net	-2.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Wind Acquisition Finance S.A., 7.38%	1.9%
Sabine Pass Liquefaction LLC, 5.63%	1.6%
Sprint Corp., 7.25%	1.4%
Centene Corp., 5.63%	1.3%
DISH DBS Corp., 6.75%	1.2%
Hilton Worldwide Finance LLC /
Hilton Worldwide Finance Corp., 5.63%	1.2%
HD Supply, Inc., 5.25%	1.2%
T-Mobile USA, Inc., 6.25%	1.2%
CenturyLink, Inc., 6.45%	1.2%
HCA Holdings, Inc., 6.25%	1.2%
Top Ten Total	13.4%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

60 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.00
Net Asset Value	$23.97
Premium to NAV	0.13%
Net Assets ($000)	$38,345

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
		Since
	One	Inception
	Year	(09/17/14)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
NAV	0.11%	2.27%
Market	0.44%	2.10%
NASDAQ Bulletshares USD®
High Yield Corporate
Bond 2022 Index	-1.04%	1.06%
Barclays U.S. Corporate
High Yield Index	-0.81%	0.75%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.04 per share for share price returns or initial net asset value (NAV) of $25.04 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	23.6%
Consumer, Non-cyclical	20.0%
Consumer, Cyclical	14.6%
Energy	14.5%
Industrial	8.9%
Basic Materials	6.4%
Technology	3.2%
Other	6.6%
Total Corporate Bonds	97.8%
Securities Lending Collateral	6.3%
Total Investments	104.1%
Other Assets & Liabilities, net	-4.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Numericable-SFR S.A., 6.00%	2.1%
CHS/Community Health Systems, Inc., 6.88%	1.8%
DISH DBS Corp., 5.88%	1.5%
Tenet Healthcare Corp., 8.13%	1.5%
Frontier Communications Corp., 10.50%	1.4%
CONSOL Energy, Inc., 5.88%	1.4%
Altice Luxembourg S.A., 7.75%	1.3%
Clear Channel Worldwide Holdings, Inc., 6.50%	1.3%
Continental Resources, Inc., 5.00%	1.2%
Oasis Petroleum, Inc., 6.88%	1.2%
Top Ten Total	14.7%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.60
Net Asset Value	$25.58
Premium to NAV	0.08%
Net Assets ($000)	$10,230

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
Since
Inception
(10/07/15)
(non-annualized)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
NAV	5.20%
Market	5.29%
NASDAQ BulletShares® USD High Yield
Corporate Bond 2023 Index	5.58%
Barclays U.S. Corporate High Yield Index	5.13%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Corporate High Yield Index measures the market for USD denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	23.9%
Consumer, Cyclical	18.0%
Consumer, Non-cyclical	16.8%
Technology	9.8%
Energy	9.7%
Industrial	9.0%
Financial	3.9%
Other	7.0%
Total Corporate Bonds	98.1%
Securities Lending Collateral	3.2%
Total Investments	101.3%
Other Assets & Liabilities, net	-1.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
First Data Corp., 7.00%	3.0%
Neptune Finco Corp., 10.13%	2.2%
T-Mobile USA, Inc., 6.63%	2.1%
T-Mobile USA, Inc., 6.84%	2.1%
Virgin Media Finance plc, 6.38%	2.0%
Unitymedia Hessen GmbH & Company KG, 5.50%	2.0%
Altice Financing S.A., 6.63%	2.0%
Fiat Chrysler Automobiles N.V., 5.25%	2.0%
Endo Limited, 6.00%	1.7%
Williams Companies, Inc., 3.70%	1.2%
Top Ten Total	20.3%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016

GSY Guggenheim Enhanced Short Duration ETF

Fund Statistics
Share Price	$50.03
Net Asset Value	$50.01
Premium to NAV	0.04%
Net Assets ($000)	$715,109

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
				Since
	One	Three	Five	Inception
	Year	Year	Year	(02/12/08)
Guggenheim Enhanced Short Duration ETF
NAV	0.98%	1.07%	1.09%	0.86%
Market	1.01%	1.07%	1.11%	0.86%
Barclays 1-3
Month U.S.
Treasury
Bill Index	0.11%	0.05%	0.06%	0.24%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.27%. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was 0.28% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.28%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.

% of Net
Portfolio Breakdown	Assets
Commercial Paper	26.0%
Corporate Bonds	25.1%
Repurchase Agreements	16.9%
Asset Backed Securities	12.7%
Collateralized Mortgage Obligations	6.6%
U.S. Government Securities	6.2%
Senior Floating Rate Interests	2.3%
Municipal Bonds	1.6%
Federal Agency Discount Notes	1.4%
Money Market Fund	1.0%
Securities Lending Collateral	0.0*%
Total Investments	99.8%
Other Assets & Liabilities, net	0.2%
Net Assets	100.0%
*Less than 0.1%

Ten Largest Holdings
(% of Total Net Assets)
HCP, Inc., 5.63%	1.0%
Penske Truck Leasing Company Lp / PTL Finance Corp., 3.75%	1.0%
Apple, Inc., 1.47%	1.0%
AT&T, Inc., 2.40%	1.0%
Verizon Communications, Inc., 1.35%	1.0%
Wells Fargo Bank North America, 1.29%	1.0%
Synchrony Financial, 1.88%	1.0%
US Bank NA/Cincinnati OH, 1.22%	0.9%
Morgan Stanley, 2.01%	0.9%
Lloyds Bank PLC, 1.64%	0.9%
Top Ten Total	9.7%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays 1-3 Month U.S. Treasury Bills Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original investment.

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$9.49
Net Asset Value	$9.54
Discount to NAV	-0.52%
Net Assets ($000)	$52,650

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2016
				Since
	One	Three	Five	Inception
	Year	Year	Year	(06/25/07)
Guggenheim S&P Global Dividend Opportunities Index ETF
NAV	-14.31%	-4.39%	-4.15%	-4.66%
Market	-14.66%	-4.43%	-4.43%	-4.71%
Benchmarks By Design
High Income Index/
S&P Global Dividend
Opportunities
Index	-14.44%	-4.49%	-4.29%	-4.25%[1]
MSCI World Index	-3.96%	6.46%	6.53%	2.68%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.74%. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.64% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.77%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Country Diversification
% of Long-Term
Country	Investments
United States	26.1%
Australia	16.0%
Canada	11.0%
United Kingdom	7.3%
South Africa	3.9%
Cayman Islands	3.6%
New Zealand	3.4%
Hong Kong	3.2%
France	3.0%
Turkey	2.7%
China	2.4%
Luxemburg	2.3%
Finland	2.2%
Norway	1.9%
Italy	1.6%
Spain	1.6%
Portugal	1.4%
Russia	1.1%
Germany	1.1%
Thailand	1.0%
Brazil	0.9%
Netherlands	0.9%
Switzerland	0.5%
Sweden	0.5%
Czech Republic	0.4%
Total Long-Term Investments	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Targa Resources Corp.	6.2%
Crescent Point Energy Corp.	4.8%
Williams Companies, Inc.	3.4%
Whitecap Resources, Inc.	3.3%
CSR, Ltd.	2.9%
Woodside Petroleum Ltd.	2.7%
SJM Holdings Ltd.	2.6%
CenturyLink, Inc.	2.6%
Sands China Ltd.	2.6%
Electricite de France S.A.	2.5%
Top Ten Total	33.6%

"Ten Largest Holdings" excludes any temporary cash investments.

[1]
The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07-9/28/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08-5/31/16.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI World Index is measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited)	May 31, 2016
All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund's gross income and reduce the investment return of the Fund.
A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning November 30, 2015 and ending May 31, 2016.
The following tables illustrate a Fund's costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading "Expenses Paid During Period."
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund's cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund's expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	November 30, 2015	May 31, 2016	Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	0.32%	$1,000.00	$1,003.15	$1.20
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	0.86%	1,000.00	1,008.62	1.21
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	1.34%	1,000.00	1,013.35	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	1.94%	1,000.00	1,019.36	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	2.46%	1,000.00	1,024.61	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	3.41%	1,000.00	1,034.15	1.22
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	3.88%	1,000.00	1,038.78	1.22
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	4.80%	1,000.00	1,048.02	1.23
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	4.88%	1,000.00	1,048.78	1.23
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	4.77%	1,000.00	1,047.74	1.23
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%	0.62%	1,000.00	1,006.16	2.11
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	3.35%	1,000.00	1,033.48	2.19
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.43%	3.91%	1,000.00	1,039.05	2.19
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.43%	2.71%	1,000.00	1,027.11	2.18
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	3.07%	1,000.00	1,030.75	2.18
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.44%	3.73%	1,000.00	1,037.33	2.24
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.43%	5.49%	1,000.00	1,054.94	2.21
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.43%	4.63%	1,000.00	1,046.27	2.20
Guggenheim Enhanced Short Duration ETF	0.28%	0.75%	1,000.00	1,007.45	1.41
Guggenheim S&P Global Dividend Opportunities Index ETF	0.64%	6.50%	1,000.00	1,064.98	3.30

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 69

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited) continued	May 31, 2016

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	November 30, 2015	May 31, 2016	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	5.00%	$1,000.00	$1,023.80	$1.21
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.85	2.17
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.85	2.17
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.85	2.17
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.85	2.17
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.44%	5.00%	1,000.00	1,022.80	2.23
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.85	2.17
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.85	2.17
Guggenheim Enhanced Short Duration ETF	0.28%	5.00%	1,000.00	1,023.60	1.42
Guggenheim S&P Global Dividend Opportunities Index ETF	0.64%	5.00%	1,000.00	1,021.80	3.23

[1]	Annualized and excludes expenses of the underlying funds in which the funds invest, if any.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period November 30, 2015 to May 31, 2016.

70 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS	May 31, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.5%
Financial – 54.3%
Bank of America Corp.
6.50% due 08/01/16	$12,995,000	$13,109,590
3.75% due 07/12/16	7,497,000	7,521,943
5.63% due 10/14/16	5,495,000	5,588,981
5.75% due 08/15/16	2,419,000	2,441,722
1.35% due 11/21/16	1,827,000	1,830,033
Wells Fargo & Co.
3.68% due 06/15/16[1]	9,660,000	9,670,201
2.63% due 12/15/16	6,136,000	6,193,930
1.25% due 07/20/16	3,331,000	3,333,681
5.13% due 09/15/16	3,140,000	3,176,763
JPMorgan Chase & Co.
3.15% due 07/05/16	16,312,000	16,346,042
Toronto-Dominion Bank
2.38% due 10/19/16	9,016,000	9,070,258
2.50% due 07/14/16	3,455,000	3,462,522
1.50% due 09/09/16	3,110,000	3,116,369
American Express Credit Corp.
2.80% due 09/19/16	10,398,000	10,461,927
1.30% due 07/29/16	5,150,000	5,154,429
Citigroup, Inc.
1.30% due 11/15/16	4,377,000	4,382,020
5.85% due 08/02/16	3,485,000	3,512,699
3.95% due 06/15/16	2,909,000	2,912,089
1.70% due 07/25/16	2,593,000	2,595,222
Bank of Nova Scotia
1.10% due 12/13/16	5,420,000	5,425,469
1.38% due 07/15/16	5,086,000	5,089,194
Royal Bank of Canada
2.30% due 07/20/16	6,102,000	6,114,863
1.45% due 09/09/16	3,979,000	3,986,481
Capital One Financial Corp.
6.15% due 09/01/16	5,309,000	5,374,757
3.15% due 07/15/16	4,312,000	4,323,651
Barclays Bank plc
5.00% due 09/22/16	9,107,000	9,222,194
PNC Bank North America
1.15% due 11/01/16	4,450,000	4,455,260
1.30% due 10/03/16	4,400,000	4,404,281
Bank of New York Mellon Corp.
2.30% due 07/28/16	5,148,000	5,161,128
2.40% due 01/17/17	3,447,000	3,475,572
Branch Banking & Trust Co.
1.45% due 10/03/16	4,400,000	4,407,128
1.05% due 12/01/16	3,625,000	3,627,545
Goldman Sachs Group, Inc.
5.75% due 10/01/16	7,641,000	7,761,254
Svenska Handelsbanken AB
3.13% due 07/12/16	6,850,000	6,868,105
Morgan Stanley
5.75% due 10/18/16	6,500,000	6,614,114
PNC Funding Corp.
2.70% due 09/19/16	6,478,000	6,504,016
Nomura Holdings, Inc.
2.00% due 09/13/16	6,336,000	6,353,082
US Bancorp
2.20% due 11/15/16	6,245,000	6,278,454
MUFG Union Bank North America
1.50% due 09/26/16	3,400,000	3,406,443
3.00% due 06/06/16	2,100,000	2,100,443
Bank of America North America
1.13% due 11/14/16	5,500,000	5,506,078
Fifth Third Bank/Cincinnati OH
1.15% due 11/18/16	5,500,000	5,505,489
Berkshire Hathaway Finance Corp.
0.95% due 08/15/16	5,244,000	5,247,346
Bank of Montreal
1.30% due 07/15/16	4,946,000	4,949,160
MetLife, Inc.
6.75% due 06/01/16	4,870,000	4,870,000
Wachovia Corp.
5.63% due 10/15/16	4,204,000	4,276,935
BNP Paribas S.A.
1.25% due 12/12/16	4,132,000	4,139,256
SunTrust Banks, Inc.
3.50% due 01/20/17	4,088,000	4,137,612
UBS AG/Stamford CT
5.88% due 07/15/16	3,877,000	3,899,785
Comerica Bank
5.75% due 11/21/16	3,720,000	3,796,848
Vesey Street Investment Trust I
4.40% due 09/01/16[1]	3,550,000	3,570,963
Allied World Assurance Company Holdings Ltd.
7.50% due 08/01/16	3,499,000	3,534,469
Huntington National Bank
1.30% due 11/20/16	3,495,000	3,498,736
American Express Co.
5.50% due 09/12/16	3,453,000	3,497,250
Ventas Realty, LP
1.55% due 09/26/16	3,322,000	3,325,538
Sumitomo Mitsui Banking Corp.
1.45% due 07/19/16[2]	3,250,000	3,253,110
Canadian Imperial Bank of Commerce
1.35% due 07/18/16	3,249,000	3,251,888
Simon Property Group, LP
2.80% due 01/30/17	3,148,000	3,173,014
Berkshire Hathaway, Inc.
2.20% due 08/15/16	2,455,000	2,463,563
Total Financial		300,730,895

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 71

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.5% (continued)
Industrial – 9.6%
General Electric Co.
1.50% due 07/12/16	$4,391,000	$4,395,210
3.35% due 10/17/16	3,535,000	3,570,361
5.38% due 10/20/16	3,312,000	3,370,639
John Deere Capital Corp.
1.05% due 10/11/16	2,981,000	2,984,867
1.05% due 12/15/16	2,624,000	2,627,351
1.85% due 09/15/16	2,194,000	2,200,948
2.25% due 06/07/16	1,973,000	1,973,359
Caterpillar Financial Services Corp.
2.05% due 08/01/16	4,064,000	4,073,693
1.00% due 11/25/16	3,450,000	3,455,648
3M Co.
1.38% due 09/29/16	5,048,000	5,058,818
Lafarge S.A.
6.50% due 07/15/16	4,337,000	4,361,413
Lockheed Martin Corp.
2.13% due 09/15/16	3,449,000	3,461,523
Boeing Co.
3.75% due 11/20/16	2,993,000	3,034,663
Caterpillar, Inc.
5.70% due 08/15/16	2,234,000	2,256,820
Waste Management, Inc.
2.60% due 09/01/16	1,743,000	1,750,277
Boeing Capital Corp.
2.13% due 08/15/16	1,664,000	1,666,731
General Dynamics Corp.
2.25% due 07/15/16	1,480,000	1,482,702
L-3 Communications Corp.
3.95% due 11/15/16	1,372,000	1,388,428
CRH America, Inc.
6.00% due 09/30/16	90,000	91,079
Total Industrial		53,204,530

Consumer, Non-cyclical – 9.2%
Coca-Cola Co.
1.80% due 09/01/16	7,923,000	7,946,903
0.75% due 11/01/16	3,496,000	3,499,279
Amgen, Inc.
2.50% due 11/15/16	4,000,000	4,027,024
2.30% due 06/15/16[2]	3,340,000	3,341,974
Procter & Gamble Co.
1.45% due 08/15/16	4,053,000	4,060,198
0.75% due 11/04/16[2]	3,147,000	3,150,223
Western Union Co.
5.93% due 10/01/16	5,411,000	5,500,054
Stryker Corp.
2.00% due 09/30/16	4,289,000	4,304,557
Gilead Sciences, Inc.
3.05% due 12/01/16	4,180,000	4,224,892
Becton Dickinson and Co.
1.75% due 11/08/16	3,390,000	3,400,868
Kellogg Co.
1.88% due 11/17/16	3,145,000	3,158,939
Mylan, Inc.
1.35% due 11/29/16	1,964,000	1,962,170
Danaher Corp.
2.30% due 06/23/16	1,368,000	1,369,356
Diageo Capital plc
5.50% due 09/30/16	1,195,000	1,213,205
Total Consumer, Non-cyclical		51,159,642

Consumer, Cyclical – 7.2%
Ford Motor Credit Company LLC
8.00% due 12/15/16	7,200,000	7,461,179
3.98% due 06/15/16	3,665,000	3,668,958
Toyota Motor Credit Corp.
2.00% due 09/15/16	7,217,000	7,246,453
American Honda Finance Corp.
1.13% due 10/07/16	5,129,000	5,133,272
CVS Health Corp.
1.20% due 12/05/16	4,195,000	4,202,664
Target Corp.
5.88% due 07/15/16	3,810,000	3,833,340
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	3,448,000	3,533,304
Lowe's Companies, Inc.
5.40% due 10/15/16	3,145,000	3,197,739
PACCAR Financial Corp.
1.15% due 08/16/16[2]	1,534,000	1,535,539
Total Consumer, Cyclical		39,812,448

Communications – 7.1%
Walt Disney Co.
5.63% due 09/15/16	4,264,000	4,323,994
1.35% due 08/16/16	4,249,000	4,255,939
AT&T, Inc.
2.40% due 08/15/16	7,095,000	7,116,966
Orange S.A.
2.75% due 09/14/16	5,166,000	5,192,610
Embarq Corp.
7.08% due 06/01/16	4,198,000	4,198,000
Telefonica Emisiones SAU
6.42% due 06/20/16	4,001,000	4,011,251
British Telecommunications plc
1.63% due 06/28/16	3,746,000	3,748,236
Comcast Corp.
4.95% due 06/15/16[2]	3,414,000	3,418,807
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	3,057,000	3,082,398
Total Communications		39,348,201

See notes to financial statements.
72 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.5% (continued)
Energy – 4.9%
ConocoPhillips Canada Funding Company I
5.63% due 10/15/16	$6,193,000	$6,293,432
BP Capital Markets plc
2.25% due 11/01/16	5,355,000	5,376,575
Shell International Finance BV
0.90% due 11/15/16	5,068,000	5,069,693
Chevron Corp.
0.89% due 06/24/16	3,234,000	3,234,621
Total Capital International S.A.
1.00% due 08/12/16	2,861,000	2,861,684
Halliburton Co.
1.00% due 08/01/16	2,373,000	2,372,561
Occidental Petroleum Corp.
4.13% due 06/01/16	1,818,000	1,818,000
Total Energy		27,026,566

Technology – 2.9%
International Business Machines Corp.
1.95% due 07/22/16	8,979,000	8,997,110
Intel Corp.
1.95% due 10/01/16	7,295,000	7,324,297
Total Technology		16,321,407

Basic Materials – 2.4%
Ecolab, Inc.
3.00% due 12/08/16	5,264,000	5,319,041
Rio Tinto Finance USA plc
1.38% due 06/17/16	4,588,000	4,589,321
EI du Pont de Nemours & Co.
5.25% due 12/15/16	3,447,000	3,530,755
Total Basic Materials		13,439,117

Utilities – 1.9%
Southern Co.
1.95% due 09/01/16	3,483,000	3,494,891
Duke Energy Corp.
2.15% due 11/15/16	3,134,000	3,152,021
Entergy Corp.
4.70% due 01/15/17	2,184,000	2,219,042
Sempra Energy
6.50% due 06/01/16	1,400,000	1,400,000
Total Utilities		10,265,954

Total Corporate Bonds
(Cost $551,032,713)		551,308,760

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3026%	2,915,882	$2,915,882
Total Securities Lending Fund
(Cost $2,915,882)		2,915,882
Total Investments – 100.0%
(Cost $553,948,595)		$554,224,642
Other Assets & Liabilities, net – 0.0%*		(282,656)
Total Net Assets – 100.0%		$553,941,986

*	Less than 0.1%.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 73

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	77.4%
Canada	9.2%
United Kingdom	4.4%
France	3.0%
Japan	1.7%
Sweden	1.3%
Netherlands	0.9%
Spain	0.7%
Switzerland	0.7%
Bermuda	0.7%
Total Corporate Bonds	100%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Assets:
Corporate Bonds	$—	$551,308,760	$—	$551,308,760
Securities Lending Collateral	2,915,882	—	—	2,915,882
Total	$2,915,882	$551,308,760	$—	$554,224,642
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
74 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8%
Financial – 42.8%
Bank of America Corp.
5.75% due 12/01/17	$8,895,000	$9,414,932
6.40% due 08/28/17	6,842,000	7,245,890
6.00% due 09/01/17	4,570,000	4,809,683
3.88% due 03/22/17	3,457,000	3,528,093
1.70% due 08/25/17	2,598,000	2,602,149
5.70% due 05/02/17	1,900,000	1,971,609
5.42% due 03/15/17	1,800,000	1,856,007
Morgan Stanley
5.45% due 01/09/17	6,497,000	6,666,266
4.75% due 03/22/17	5,919,000	6,084,750
5.95% due 12/28/17	5,500,000	5,860,322
6.25% due 08/28/17	3,400,000	3,591,321
5.55% due 04/27/17	3,100,000	3,220,640
Citigroup, Inc.
6.13% due 11/21/17	9,424,000	10,011,031
1.85% due 11/24/17	4,968,000	4,983,182
1.55% due 08/14/17	4,041,000	4,044,730
1.35% due 03/10/17	4,027,000	4,033,089
6.00% due 08/15/17	1,404,000	1,477,516
Wells Fargo & Co.
5.63% due 12/11/17	7,891,000	8,389,710
1.40% due 09/08/17	4,931,000	4,940,591
2.10% due 05/08/17	4,221,000	4,258,128
1.15% due 06/02/17	2,238,000	2,237,033
Royal Bank of Canada
1.20% due 09/19/17	6,996,000	6,982,302
1.20% due 01/23/17	5,078,000	5,085,998
1.25% due 06/16/17	3,031,000	3,032,740
1.40% due 10/13/17	2,347,000	2,352,818
Deutsche Bank AG
6.00% due 09/01/17	6,470,000	6,775,190
1.40% due 02/13/17	5,542,000	5,534,662
1.35% due 05/30/17	4,924,000	4,906,928
JPMorgan Chase & Co.
2.00% due 08/15/17	7,726,000	7,786,349
1.35% due 02/15/17	7,626,000	7,641,854
6.13% due 06/27/17	1,684,000	1,767,686
Bear Stearns Companies LLC
6.40% due 10/02/17	6,699,000	7,125,143
5.55% due 01/22/17	4,367,000	4,482,468
American Express Credit Corp.
2.38% due 03/24/17	5,213,000	5,271,766
1.13% due 06/05/17	4,475,000	4,470,525
1.55% due 09/22/17	958,000	959,841
Bank of Nova Scotia
2.55% due 01/12/17	4,752,000	4,796,840
1.25% due 04/11/17	3,062,000	3,066,624
1.38% due 12/18/17	2,686,000	2,685,919
UBS AG/Stamford CT
5.88% due 12/20/17	5,933,000	6,308,778
1.38% due 08/14/17	4,000,000	3,998,648
Bank of America North America
5.30% due 03/15/17	5,300,000	5,463,415
1.25% due 02/14/17	3,000,000	3,004,377
6.10% due 06/15/17	1,500,000	1,573,307
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	5,300,000	5,317,352
1.30% due 01/10/17	3,000,000	3,002,910
1.35% due 07/11/17	1,000,000	998,690
Bank of Montreal
1.30% due 07/14/17	4,056,000	4,060,600
2.50% due 01/11/17	3,321,000	3,348,468
1.40% due 09/11/17	1,517,000	1,519,499
Cooperatieve Rabobank UA
3.38% due 01/19/17	8,307,000	8,431,562
BNP Paribas S.A.
2.38% due 09/14/17	5,162,000	5,218,219
1.38% due 03/17/17	3,059,000	3,063,827
Credit Suisse AG NY
1.38% due 05/26/17	8,150,000	8,150,432
US Bank North America/Cincinnati OH
1.38% due 09/11/17	4,000,000	4,002,383
1.10% due 01/30/17	3,500,000	3,504,708
International Lease Finance Corp.
8.75% due 03/15/17	5,000,000	5,247,555
8.88% due 09/01/17	2,000,000	2,145,000
Goldman Sachs Group, Inc.
6.25% due 09/01/17	6,226,000	6,574,905
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,329,742
PNC Bank North America
1.13% due 01/27/17	3,300,000	3,304,715
4.88% due 09/21/17	2,014,000	2,094,361
5.25% due 01/15/17	300,000	307,277
Wachovia Corp.
5.75% due 06/15/17	5,013,000	5,240,991
Murray Street Investment Trust I
4.65% due 03/09/171	5,084,000	5,229,062
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	5,193,000	5,228,899
Capital One Bank USA North America
1.20% due 02/13/17	3,000,000	2,997,468
1.30% due 06/05/17	2,000,000	2,001,846
BB&T Corp.
1.60% due 08/15/17	3,578,000	3,592,945
2.15% due 03/22/17	1,344,000	1,353,717
American Express Co.
6.15% due 08/28/17	4,432,000	4,684,464
Wells Fargo Bank North America
6.00% due 11/15/17	4,270,000	4,548,498
Visa, Inc.
1.20% due 12/14/17	4,500,000	4,514,792

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 75

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Financial – 42.8% (continued)
Abbey National Treasury Services plc
1.38% due 03/13/17	$4,209,000	$4,214,034
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	2,600,000	2,604,339
1.40% due 07/25/17	915,000	913,714
Branch Banking & Trust Co.
1.00% due 04/03/17	2,757,000	2,757,494
1.35% due 10/01/17	715,000	715,389
Air Lease Corp.
5.63% due 04/01/17	3,026,000	3,119,824
HSBC USA, Inc.
1.50% due 11/13/17	3,100,000	3,098,326
US Bancorp
1.65% due 05/15/17	2,947,000	2,962,766
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
3.50% due 03/15/17	2,890,000	2,890,000
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	2,747,000	2,852,702
American Express Bank FSB
6.00% due 09/13/17	2,650,000	2,804,436
Toronto-Dominion Bank
1.13% due 05/02/17	2,680,000	2,681,838
American Express Centurion Bank
6.00% due 09/13/17	2,500,000	2,645,695
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,638,522
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,498,578
Citizens Bank North America/Providence RI
1.60% due 12/04/17	2,500,000	2,488,428
Berkshire Hathaway, Inc.
1.90% due 01/31/17	2,333,000	2,349,497
Eksportfinans ASA
5.50% due 06/26/17	2,230,000	2,312,956
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,003,842
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,902,001
MetLife, Inc.
1.76% due 12/15/17	1,784,000	1,795,519
Capital One North America/Mclean VA
1.50% due 09/05/17	1,500,000	1,495,842
Chubb INA Holdings, Inc.
5.70% due 02/15/17	1,444,000	1,491,714
Private Export Funding Corp.
1.38% due 02/15/17	1,365,000	1,371,334
Capital One Financial Corp.
6.75% due 09/15/17	1,271,000	1,351,496
Prudential Financial, Inc.
6.00% due 12/01/17	1,264,000	1,341,900
Aflac, Inc.
2.65% due 02/15/17	1,294,000	1,308,357
Huntington National Bank
1.38% due 04/24/17	1,300,000	1,301,762
PNC Funding Corp.
5.63% due 02/01/17	1,247,000	1,282,855
ORIX Corp.
3.75% due 03/09/17[2]	1,209,000	1,230,385
BlackRock, Inc.
6.25% due 09/15/17	1,051,000	1,119,148
MUFG Union Bank North America
2.13% due 06/16/17	1,100,000	1,107,508
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,046,815
Lloyds Bank plc
4.20% due 03/28/17	983,000	1,006,915
JPMorgan Chase Bank North America
6.00% due 07/05/17	959,000	1,006,143
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17	1,000,000	1,000,099
Simon Property Group, LP
2.15% due 09/15/17	981,000	990,399
Comerica Bank
5.20% due 08/22/17	900,000	934,594
HCP, Inc.
6.00% due 01/30/17	897,000	922,641
Synchrony Financial
1.88% due 08/15/17	904,000	903,761
Bank of New York Mellon Corp.
1.97% due 06/20/17[1]	796,000	803,585
ERP Operating, LP
5.75% due 06/15/17	668,000	698,212
Fifth Third Bancorp
5.45% due 01/15/17	650,000	667,689
Total Financial		398,948,791

Consumer, Non-cyclical – 14.2%
AbbVie, Inc.
1.75% due 11/06/17	10,844,000	10,871,207
Amgen, Inc.
2.13% due 05/15/17	4,300,000	4,338,287
1.25% due 05/22/17	3,546,000	3,548,404
5.85% due 06/01/17	2,104,000	2,200,639
UnitedHealth Group, Inc.
1.40% due 12/15/17	3,643,000	3,657,743
1.40% due 10/15/17	2,770,000	2,775,856
1.45% due 07/17/17	2,293,000	2,303,474

See notes to financial statements.
76 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Consumer, Non-cyclical – 14.2% (continued)
PepsiCo, Inc.
1.25% due 08/13/17	$3,609,000	$3,620,564
0.95% due 02/22/17	3,137,000	3,140,557
AstraZeneca plc
5.90% due 09/15/17	6,049,000	6,407,693
Express Scripts Holding Co.
2.65% due 02/15/17	4,035,000	4,075,867
1.25% due 06/02/17	2,146,000	2,143,107
Philip Morris International, Inc.
1.13% due 08/21/17	2,946,000	2,947,954
1.25% due 11/09/17	2,451,000	2,456,453
1.63% due 03/20/17	807,000	812,156
Pfizer, Inc.
1.10% due 05/15/17	3,522,000	3,526,586
0.90% due 01/15/17	1,247,000	1,248,054
6.05% due 03/30/17	1,147,000	1,195,585
Diageo Capital plc
5.75% due 10/23/17	3,314,000	3,519,664
1.50% due 05/11/17	2,419,000	2,427,974
GlaxoSmithKline Capital plc
1.50% due 05/08/17	5,511,000	5,540,676
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	5,110,000	5,123,940
McKesson Corp.
5.70% due 03/01/17	2,357,000	2,437,138
1.29% due 03/10/17	2,151,000	2,152,843
Johnson & Johnson
1.13% due 11/21/17	2,363,000	2,369,756
5.55% due 08/15/17	2,096,000	2,211,873
Actavis Funding SCS
1.85% due 03/01/17	2,567,000	2,574,547
1.30% due 06/15/17	1,350,000	1,346,220
General Mills, Inc.
5.70% due 02/15/17	2,811,000	2,904,994
1.40% due 10/20/17	904,000	907,616
Becton Dickinson and Co.
1.80% due 12/15/17	3,443,000	3,458,707
Covidien International Finance S.A.
6.00% due 10/15/17	2,959,000	3,149,128
Coca-Cola Co.
0.88% due 10/27/17	2,890,000	2,886,974
Actavis, Inc.
1.88% due 10/01/17	2,692,000	2,697,319
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/17	2,689,000	2,692,727
Kraft Heinz Foods Co.
2.25% due 06/05/17	2,378,000	2,401,473
Kimberly-Clark Corp.
6.13% due 08/01/17	2,216,000	2,347,852
Thermo Fisher Scientific, Inc.
1.30% due 02/01/17	2,280,000	2,280,189
Aetna, Inc.
1.50% due 11/15/17	1,784,000	1,784,569
Laboratory Corporation of America Holdings
2.20% due 08/23/17	1,617,000	1,625,032
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,603,000	1,601,262
Kroger Co.
6.40% due 08/15/17	1,297,000	1,375,052
Eli Lilly & Co.
5.20% due 03/15/17	1,265,000	1,308,858
Zimmer Biomet Holdings, Inc.
1.45% due 04/01/17	1,265,000	1,265,500
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,248,564
AmerisourceBergen Corp.
1.15% due 05/15/17	1,147,000	1,146,968
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,063,000	1,077,287
Anthem, Inc.
5.88% due 06/15/17	960,000	1,004,580
Wyeth LLC
5.45% due 04/01/17	904,000	937,981
Western Union Co.
2.88% due 12/10/17	904,000	918,277
Celgene Corp.
1.90% due 08/15/17	904,000	909,978
Total Consumer, Non-cyclical		132,905,704

Energy – 8.9%
Chevron Corp.
1.10% due 12/05/17	6,896,000	6,891,794
1.35% due 11/15/17	4,243,000	4,254,286
Total Capital International S.A.
1.55% due 06/28/17	4,682,000	4,700,840
1.50% due 02/17/17	3,419,000	3,431,927
1.00% due 01/10/17	437,000	437,340
BP Capital Markets plc
1.85% due 05/05/17	3,940,000	3,958,774
1.38% due 11/06/17	3,400,000	3,397,848
Anadarko Petroleum Corp.
6.38% due 09/15/17	5,305,000	5,583,957
Shell International Finance BV
5.20% due 03/22/17	3,071,000	3,175,389
1.13% due 08/21/17	2,377,000	2,375,139
Exxon Mobil Corp.
0.92% due 03/15/17	4,942,000	4,946,665
Canadian Natural Resources Ltd.
5.70% due 05/15/17	4,232,000	4,352,989

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 77

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Energy – 8.9% (continued)
Phillips 66
2.95% due 05/01/17	$4,083,000	$4,149,141
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	3,650,000	3,644,010
ConocoPhillips Co.
1.05% due 12/15/17	3,226,000	3,192,988
TransCanada PipeLines Ltd.
1.63% due 11/09/17	2,824,000	2,820,132
Kinder Morgan, Inc.
7.00% due 06/15/17	1,784,000	1,862,651
2.00% due 12/01/17	883,000	873,255
Cimarex Energy Co.
5.88% due 05/01/22	2,257,000	2,365,517
Enterprise Products Operating LLC
6.30% due 09/15/17	2,101,000	2,222,543
Transocean, Inc.
3.75% due 10/15/17[2]	1,836,000	1,794,690
Kinder Morgan Energy Partners, LP
6.00% due 02/01/17	1,654,000	1,697,748
Valero Energy Corp.
6.13% due 06/15/17	1,546,000	1,612,807
Weatherford International LLC
6.35% due 06/15/17	1,543,000	1,566,145
Murphy Oil Corp.
3.50% due 12/01/17	1,488,000	1,480,591
DCP Midstream Operating, LP
2.50% due 12/01/17	1,478,000	1,448,440
Marathon Oil Corp.
6.00% due 10/01/17	1,354,000	1,394,481
Williams Partners Limited Partnership /
Williams Partners Finance Corp.
7.25% due 02/01/17	1,285,000	1,327,558
EOG Resources, Inc.
5.88% due 09/15/17	1,160,000	1,223,333
National Oilwell Varco, Inc.
1.35% due 12/01/17	707,000	699,015
Total Energy		82,881,993

Communications – 8.6%
AT&T, Inc.
1.70% due 06/01/17	4,504,000	4,523,083
2.40% due 03/15/17	3,421,000	3,455,330
1.40% due 12/01/17	3,276,000	3,276,269
1.60% due 02/15/17[2]	3,040,000	3,051,202
Vodafone Group plc
5.63% due 02/27/17	4,015,000	4,145,026
1.63% due 03/20/17	2,603,000	2,611,595
1.25% due 09/26/17	2,432,000	2,425,438
Cisco Systems, Inc.
1.10% due 03/03/17	6,246,000	6,260,566
3.15% due 03/14/17	2,486,000	2,530,554
Verizon Communications, Inc.
1.35% due 06/09/17	4,050,000	4,057,930
1.10% due 11/01/17	2,566,000	2,559,788
Walt Disney Co.
1.10% due 12/01/17	3,551,000	3,557,087
1.13% due 02/15/17	2,593,000	2,598,964
0.88% due 05/30/17	168,000	168,077
Comcast Corp.
6.30% due 11/15/17	3,207,000	3,445,149
6.50% due 01/15/17	1,954,000	2,021,204
Time Warner Cable, Inc.
5.85% due 05/01/17	5,135,000	5,323,649
Viacom, Inc.
3.50% due 04/01/17	2,580,000	2,621,481
6.13% due 10/05/17	526,000	553,847
Amazon.com, Inc.
1.20% due 11/29/17	2,973,000	2,976,234
Thomson Reuters Corp.
1.30% due 02/23/17	2,149,000	2,150,094
1.65% due 09/29/17	613,000	614,350
Telefonica Emisiones SAU
6.22% due 07/03/17	2,450,000	2,567,972
eBay, Inc.
1.35% due 07/15/17	2,377,000	2,375,888
Symantec Corp.
2.75% due 06/15/17	1,893,000	1,908,776
Time Warner Companies, Inc.
7.25% due 10/15/17	1,520,000	1,634,518
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,517,000	1,517,123
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,300,250
Comcast Cable Communications LLC
8.88% due 05/01/17	1,212,000	1,298,892
Qwest Corp.
6.50% due 06/01/17	1,200,000	1,253,268
America Movil SAB de CV
5.63% due 11/15/17	1,031,000	1,089,853
CC Holdings GS V LLC / Crown Castle GS III Corp.
2.38% due 12/15/17	909,000	918,390
Total Communications		80,791,847

See notes to financial statements.
78 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Industrial – 8.2%
General Electric Co.
5.25% due 12/06/17	$10,616,000	$11,275,222
5.63% due 09/15/17	7,628,000	8,065,512
2.30% due 04/27/17	5,784,000	5,856,248
5.40% due 02/15/17	3,656,000	3,769,420
1.60% due 11/20/17	3,645,000	3,676,004
2.90% due 01/09/17	2,979,000	3,013,196
1.25% due 05/15/17	1,615,000	1,618,795
John Deere Capital Corp.
1.40% due 03/15/17	1,740,000	1,747,836
1.55% due 12/15/17	1,690,000	1,701,638
2.80% due 09/18/17	1,609,000	1,643,762
1.20% due 10/10/17	1,333,000	1,335,351
1.13% due 06/12/17	1,165,000	1,167,035
2.00% due 01/13/17	877,000	882,673
Caterpillar Financial Services Corp.
1.25% due 11/06/17	2,603,000	2,609,094
1.63% due 06/01/17	2,416,000	2,431,230
1.00% due 03/03/17	1,219,000	1,219,734
1.25% due 08/18/17	877,000	878,883
United Technologies Corp.
1.80% due 06/01/17	3,557,000	3,585,132
5.38% due 12/15/17	3,086,000	3,284,606
Eaton Corp.
1.50% due 11/02/17	2,566,000	2,570,786
General Dynamics Corp.
1.00% due 11/15/17	2,451,000	2,451,488
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	1,942,000	2,024,240
Caterpillar, Inc.
1.50% due 06/26/17	1,834,000	1,844,184
Illinois Tool Works, Inc.
0.90% due 02/25/17	1,734,000	1,734,865
Tyco Electronics Group S.A.
6.55% due 10/01/17	1,590,000	1,694,471
3M Co.
1.00% due 06/26/17	1,444,000	1,448,843
Norfolk Southern Corp.
7.70% due 05/15/17	1,286,000	1,365,216
ABB Finance USA, Inc.
1.63% due 05/08/17	1,310,000	1,316,360
Total Industrial		76,211,824

Consumer, Cyclical – 7.4%
Ford Motor Credit Company LLC
3.00% due 06/12/17	4,250,000	4,310,630
6.63% due 08/15/17	3,550,000	3,757,892
1.72% due 12/06/17	3,700,000	3,697,166
4.25% due 02/03/17	3,000,000	3,058,854
1.68% due 09/08/17	3,000,000	3,004,467
1.50% due 01/17/17	2,250,000	2,253,476
1.46% due 03/27/17	1,200,000	1,202,542
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,441,000	4,450,054
2.05% due 01/12/17	3,102,000	3,123,866
1.75% due 05/22/17	2,730,000	2,751,794
1.13% due 05/16/17	904,000	905,770
General Motors Financial Company, Inc.
4.75% due 08/15/17	3,788,000	3,913,334
2.63% due 07/10/17	2,064,000	2,079,781
3.00% due 09/25/17	1,711,000	1,734,319
Costco Wholesale Corp.
1.13% due 12/15/17	4,689,000	4,703,512
5.50% due 03/15/17	2,233,000	2,315,123
American Honda Finance Corp.
1.55% due 12/11/17	4,233,000	4,256,239
1.20% due 07/14/17	719,000	720,376
0.95% due 05/05/17	622,000	622,255
Wal-Mart Stores, Inc.
5.38% due 04/05/17	2,893,000	3,006,345
1.00% due 04/21/172	1,840,000	1,844,501
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	3,421,000	3,437,260
McDonald's Corp.
5.80% due 10/15/17	2,197,000	2,332,797
Lowe's Companies, Inc.
1.63% due 04/15/17	1,904,000	1,914,451
Dollar General Corp.
4.13% due 07/15/17	1,397,000	1,438,916
PACCAR Financial Corp.
1.60% due 03/15/17	1,044,000	1,050,848
Carnival Corp.
1.88% due 12/15/17	981,000	987,501
Total Consumer, Cyclical		68,874,069

Technology – 4.6%
International Business Machines Corp.
5.70% due 09/14/17	7,471,000	7,914,695
1.25% due 02/06/17	1,900,000	1,906,561
Intel Corp.
1.35% due 12/15/17	7,813,000	7,836,651

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 79

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Technology – 4.6% (continued)
Apple, Inc.
1.05% due 05/05/17	$5,231,000	$5,244,265
0.90% due 05/12/17	919,000	920,231
Oracle Corp.
1.20% due 10/15/17	5,873,000	5,894,072
Xerox Corp.
2.95% due 03/15/17	2,442,000	2,457,194
6.75% due 02/01/17	1,746,000	1,799,592
NetApp, Inc.
2.00% due 12/15/17	2,778,000	2,782,939
Microsoft Corp.
0.88% due 11/15/17	2,486,000	2,481,095
Altera Corp.
1.75% due 05/15/17	2,081,000	2,098,799
Intuit, Inc.
5.75% due 03/15/17	1,198,000	1,243,223
Fidelity National Information Services, Inc.
5.00% due 03/15/22	229,000	238,476
Total Technology		42,817,793

Basic Materials – 2.1%
Freeport-McMoRan, Inc.
2.15% due 03/01/17	1,884,000	1,874,580
2.30% due 11/14/17	1,790,000	1,754,200
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	2,662,000	2,728,356
Ecolab, Inc.
1.45% due 12/08/17	2,450,000	2,451,649
Eastman Chemical Co.
2.40% due 06/01/17	2,427,000	2,448,350
Sherwin-Williams Co.
1.35% due 12/15/17	2,422,000	2,423,213
Alcoa, Inc.
5.55% due 02/01/17	2,151,000	2,210,153
Nucor Corp.
5.75% due 12/01/17	1,620,000	1,708,036
Monsanto Co.
1.15% due 06/30/17	1,376,000	1,377,468
Rio Tinto Finance USA plc
1.63% due 08/21/17	1,000,000	1,003,147
Total Basic Materials		19,979,152

Utilities – 2.0%
Exelon Generation Company LLC
6.20% due 10/01/17	2,929,000	3,097,720
Duke Energy Corp.
1.63% due 08/15/17	2,447,000	2,453,855
American Electric Power Company, Inc.
1.65% due 12/15/17	2,066,000	2,066,308
Sempra Energy
2.30% due 04/01/17	2,040,000	2,055,675
NextEra Energy Capital Holdings, Inc.
2.06% due 09/01/17	1,872,000	1,883,137
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,657,000	1,759,649
Virginia Electric & Power Co.
5.95% due 09/15/17	1,484,000	1,573,277
Southern Power Co.
1.85% due 12/01/17	1,500,000	1,509,144
Exelon Corp.
1.55% due 06/09/17	1,465,000	1,465,483
American Water Capital Corp.
6.09% due 10/15/17	442,000	468,284
Total Utilities		18,332,532
Total Corporate Bonds
(Cost $919,319,924)		921,743,705

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.1%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3027%	956,280	$956,280
Total Securities Lending Collateral
(Cost $956,280)		956,280
Total Investments – 98.9%
(Cost $920,276,204)		$922,699,985
Other Assets & Liabilities, net – 1.1%		9,882,003
Total Net Assets – 100.0%		$932,581,988

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
80 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	78.0%
Canada	6.3%
United Kingdom	4.1%
France	2.0%
Switzerland	2.0%
Germany	1.9%
Netherlands	1.5%
Japan	1.3%
Luxembourg	1.0%
Italy	0.7%
Sweden	0.3%
Spain	0.3%
Norway	0.2%
Cayman Islands	0.2%
Mexico	0.1%
Panama	0.1%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Assets:
Corporate Bonds	$—	$921,743,705	$—	$921,743,705
Securities Lending Collateral	956,280	—	—	956,280
Total	$956,280	$921,743,705	$—	$922,699,985
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 81

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
	Face
	Amount	Value
CORPORATE BONDS†† – 99.0%
Financial – 43.7%
Bank of America Corp.
6.88% due 04/25/18	$11,583,000	$12,649,562
5.65% due 05/01/18	7,275,000	7,783,770
2.00% due 01/11/18	6,148,000	6,174,111
6.88% due 11/15/18	2,173,000	2,425,259
1.95% due 05/12/18	1,435,000	1,438,044
6.50% due 07/15/18	943,000	1,029,755
Goldman Sachs Group, Inc.
6.15% due 04/01/18	8,509,000	9,177,944
5.95% due 01/18/18	6,294,000	6,719,279
2.90% due 07/19/18	6,148,000	6,285,414
2.38% due 01/22/18	4,310,000	4,358,794
Citigroup, Inc.
1.80% due 02/05/18	5,204,000	5,211,364
2.50% due 09/26/18	4,736,000	4,815,375
1.70% due 04/27/18	4,600,000	4,594,544
1.75% due 05/01/18	3,879,000	3,882,231
2.15% due 07/30/18	3,805,000	3,830,010
6.13% due 05/15/18	3,000,000	3,242,373
JPMorgan Chase & Co.
6.00% due 01/15/18	10,297,000	11,021,918
1.63% due 05/15/18	4,832,000	4,834,928
1.70% due 03/01/18	3,316,000	3,323,680
1.80% due 01/25/18	2,745,000	2,756,430
Morgan Stanley
6.63% due 04/01/18	6,900,000	7,499,679
2.13% due 04/25/18	4,918,000	4,959,670
1.88% due 01/05/18	3,788,000	3,803,084
2.20% due 12/07/18	1,887,000	1,904,268
Royal Bank of Canada
2.00% due 10/01/18	5,778,000	5,833,815
2.20% due 07/27/18	5,208,000	5,286,547
2.00% due 12/10/18	3,805,000	3,846,764
1.50% due 01/16/18	2,359,000	2,363,709
Credit Suisse AG NY
1.70% due 04/27/18	6,000,000	6,008,123
1.75% due 01/29/18	5,500,000	5,515,582
6.00% due 02/15/18	2,372,000	2,508,800
Toronto-Dominion Bank
1.63% due 03/13/18	3,316,000	3,329,174
1.40% due 04/30/18	3,185,000	3,186,252
2.63% due 09/10/18	2,696,000	2,763,815
1.75% due 07/23/18	2,383,000	2,397,958
HSBC USA, Inc.
2.00% due 08/07/18	3,500,000	3,512,151
2.63% due 09/24/18	2,700,000	2,748,549
1.63% due 01/16/18	2,600,000	2,600,564
1.70% due 03/05/18	1,000,000	1,000,745
Bear Stearns Companies LLC
7.25% due 02/01/18	6,149,000	6,704,358
4.65% due 07/02/18	1,794,000	1,895,155
Lloyds Bank plc
1.75% due 05/14/18	4,000,000	3,995,808
2.30% due 11/27/18	2,600,000	2,625,873
1.75% due 03/16/18	1,500,000	1,499,982
American Express Co.
7.00% due 03/19/18	5,229,000	5,718,476
1.55% due 05/22/18	2,124,000	2,125,319
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,291,000	3,556,604
2.00% due 08/15/18	2,124,000	2,162,623
1.30% due 05/15/18	1,652,000	1,656,085
Bank of Montreal
2.38% due 01/25/19	3,320,000	3,385,377
1.40% due 04/10/18	2,224,000	2,226,413
1.45% due 04/09/18	1,428,000	1,428,991
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,492,332
1.50% due 03/22/18	1,250,000	1,243,551
2.35% due 08/17/18	1,180,000	1,192,536
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,412,454
2.50% due 07/19/18	2,100,000	2,132,712
1.50% due 01/18/18	915,000	912,390
1.75% due 01/16/18	435,000	435,678
American Express Credit Corp.
1.80% due 07/31/18	3,500,000	3,518,151
2.13% due 07/27/18	3,126,000	3,169,308
Bank of Nova Scotia
2.05% due 10/30/18	3,689,000	3,726,506
1.45% due 04/25/18[1]	2,844,000	2,845,305
American International Group, Inc.
5.85% due 01/16/18	5,976,000	6,377,258
BNP Paribas S.A.
2.40% due 12/12/18	4,264,000	4,340,573
2.70% due 08/20/18	1,848,000	1,888,556
PNC Bank North America
1.80% due 11/05/18	3,000,000	3,024,806
2.20% due 01/28/19	2,750,000	2,791,154
Bank of New York Mellon Corp.
2.10% due 01/15/19	2,911,000	2,965,906
2.10% due 08/01/18	1,415,000	1,435,229
1.30% due 01/25/18	906,000	907,817
1.35% due 03/06/18	471,000	472,857
Wachovia Corp.
5.75% due 02/01/18	5,124,000	5,483,489
Wells Fargo & Co.
1.50% due 01/16/18	5,118,000	5,130,938
Deutsche Bank AG
1.88% due 02/13/18	4,396,000	4,373,510
Bank of America North America
1.75% due 06/05/18	3,300,000	3,308,778
2.05% due 12/07/18	1,000,000	1,008,359

See notes to financial statements.
82 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Financial – 43.7% (continued)
Intesa Sanpaolo SpA
3.88% due 01/16/18	$4,100,000	$4,205,231
Discover Bank/Greenwood DE
2.60% due 11/13/18	3,500,000	3,523,243
Wells Fargo Bank North America
1.65% due 01/22/18	3,500,000	3,521,532
State Street Corp.
4.96% due 03/15/18	1,904,000	1,995,202
1.35% due 05/15/18	1,330,000	1,332,195
Santander UK plc
3.05% due 08/23/18	3,222,000	3,316,985
International Lease Finance Corp.
3.88% due 04/15/18	3,000,000	3,052,500
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	2,500,000	2,539,038
1.45% due 03/07/18	500,000	499,292
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,180,000	2,636,433
5.45% due 02/01/18	222,000	236,537
UBS AG
5.75% due 04/25/18	2,500,000	2,690,693
Simon Property Group, LP
2.20% due 02/01/19	2,600,000	2,643,716
MetLife, Inc.
6.82% due 08/15/18	2,362,000	2,629,709
KeyCorp
2.30% due 12/13/18	2,509,000	2,533,666
BB&T Corp.
2.05% due 06/19/18	1,345,000	1,359,950
1.45% due 01/12/18	1,130,000	1,130,270
Air Lease Corp.
3.38% due 01/15/19[1]	1,450,000	1,480,813
2.13% due 01/15/18	956,000	957,195
HCP, Inc.
6.70% due 01/30/18	2,253,000	2,416,728
Cooperatieve Rabobank UA
1.70% due 03/19/18	2,250,000	2,263,667
Fifth Third Bank
1.45% due 02/28/18	2,250,000	2,246,434
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,106,460
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,029,078
American Tower Corp.
4.50% due 01/15/18	1,950,000	2,026,910
Berkshire Hathaway, Inc.
1.55% due 02/09/18	2,000,000	2,016,284
Barclays plc
2.00% due 03/16/18	2,000,000	2,000,354
Synchrony Financial
2.60% due 01/15/19	1,930,000	1,944,483
US Bancorp
1.95% due 11/15/18	1,887,000	1,918,371
Jefferies Group LLC
5.13% due 04/13/18	1,585,000	1,653,669
KeyBank North America/Cleveland OH
1.65% due 02/01/18	1,650,000	1,650,653
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,529,849
Ares Capital Corp.
4.88% due 11/30/18	1,428,000	1,481,707
Voya Financial, Inc.
2.90% due 02/15/18	1,379,000	1,398,393
Chubb Corp.
5.75% due 05/15/18	1,280,000	1,387,734
Fifth Third Bancorp
4.50% due 06/01/18	1,285,000	1,350,655
SunTrust Banks, Inc.
2.35% due 11/01/18	1,316,000	1,332,295
Discover Bank
2.00% due 02/21/18	1,300,000	1,297,689
Boston Properties, LP
3.70% due 11/15/18	1,229,000	1,284,257
Regions Financial Corp.
2.00% due 05/15/18	1,180,000	1,180,443
Regions Bank
7.50% due 05/15/18	1,056,000	1,152,873
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	1,130,000	1,133,083
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,130,000	1,132,000
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,108,638
Capital One Bank USA North America
2.15% due 11/21/18	1,100,000	1,102,945
National Bank of Canada
2.10% due 12/14/18	1,000,000	1,008,029
Santander Holdings USA, Inc.
3.45% due 08/27/18	808,000	826,754
Private Export Funding Corp.
1.88% due 07/15/18	696,000	706,461
Royal Bank of Scotland N.V.
4.65% due 06/04/18	658,000	678,945
Travelers Companies, Inc.
5.80% due 05/15/18	518,000	561,109
Societe Generale S.A.
2.63% due 10/01/18	500,000	511,683

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 83

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Financial – 43.7% (continued)
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	$72,000	$77,369
Total Financial		374,995,453

Consumer, Non-cyclical – 14.9%
PepsiCo, Inc.
5.00% due 06/01/18	4,782,000	5,142,390
7.90% due 11/01/18	2,347,000	2,713,874
2.25% due 01/07/19	1,004,000	1,027,277
1.25% due 04/30/18	976,000	980,463
Coca-Cola Co.
1.65% due 11/01/18	4,264,000	4,321,338
1.15% due 04/01/18	2,273,000	2,278,439
1.65% due 03/14/18	1,389,000	1,405,005
AbbVie, Inc.
1.80% due 05/14/18	4,088,000	4,098,056
2.00% due 11/06/18	3,466,000	3,477,147
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	6,596,000	7,162,695
UnitedHealth Group, Inc.
1.90% due 07/16/18	3,400,000	3,444,047
6.00% due 02/15/18	2,646,000	2,853,542
Actavis Funding SCS
2.35% due 03/12/18	5,676,000	5,725,660
Philip Morris International, Inc.
5.65% due 05/16/18	5,259,000	5,711,894
Merck & Company, Inc.
1.10% due 01/31/18	2,994,000	3,002,302
1.30% due 05/18/18	2,000,000	2,011,548
Medtronic, Inc.
1.38% due 04/01/18	3,696,000	3,711,371
Celgene Corp.
2.13% due 08/15/18	3,318,000	3,353,971
Johnson & Johnson
1.65% due 12/05/18	1,900,000	1,927,797
5.15% due 07/15/18	1,280,000	1,388,146
Kraft Heinz Foods Co.
6.13% due 08/23/18	2,795,000	3,066,788
Anthem, Inc.
2.30% due 07/15/18	1,602,000	1,618,674
1.88% due 01/15/18	1,281,000	1,285,916
Sanofi
1.25% due 04/10/18	2,894,000	2,901,582
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,333,000	2,549,822
AstraZeneca plc
1.75% due 11/16/18	2,456,000	2,478,689
Reynolds American, Inc.
2.30% due 06/12/18	2,380,000	2,416,502
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	2,398,000	2,409,182
Eli Lilly & Co.
1.25% due 03/01/18	2,323,000	2,332,575
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	2,300,000	2,329,419
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	1,937,000	1,936,173
Pfizer, Inc.
1.50% due 06/15/18	1,900,000	1,919,158
Kimberly-Clark Corp.
7.50% due 11/01/18	1,602,000	1,833,188
Altria Group, Inc.
9.70% due 11/10/18	1,528,000	1,818,169
ConAgra Foods, Inc.
1.90% due 01/25/18	1,802,000	1,813,661
Gilead Sciences, Inc.
1.85% due 09/04/18	1,721,000	1,742,173
Procter & Gamble Co.
1.60% due 11/15/18	1,702,000	1,727,639
Danaher Corp.
5.63% due 01/15/18	1,258,000	1,349,151
1.65% due 09/15/18	284,000	287,382
Boston Scientific Corp.
2.65% due 10/01/18	1,428,000	1,454,638
Zoetis, Inc.
1.88% due 02/01/18	1,428,000	1,427,554
Stryker Corp.
1.30% due 04/01/18	1,428,000	1,424,950
Perrigo Company plc
2.30% due 11/08/18	1,350,000	1,345,337
Mylan, Inc.
2.60% due 06/24/18	1,330,000	1,344,945
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,130,000	1,245,614
CR Bard, Inc.
1.38% due 01/15/18	1,230,000	1,229,287
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,130,000	1,206,073
Sysco Corp.
5.25% due 02/12/18	1,080,000	1,145,595
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,064,000	1,143,331
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,060,000	1,084,887
Humana, Inc.
7.20% due 06/15/18	956,000	1,056,255
Mondelez International, Inc.
6.13% due 02/01/18	981,000	1,053,722
Biogen, Inc.
6.88% due 03/01/18	956,000	1,040,585

See notes to financial statements.
84 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Non-cyclical – 14.9% (continued)
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	$1,006,000	$1,011,787
St. Jude Medical, Inc.
2.00% due 09/15/18	1,000,000	1,008,190
Pharmacia LLC
6.50% due 12/01/18	850,000	952,492
Diageo Capital plc
1.13% due 04/29/18	943,000	942,297
Amgen, Inc.
6.15% due 06/01/18	858,000	937,310
Total System Services, Inc.
2.38% due 06/01/18	858,000	860,364
Kroger Co.
2.30% due 01/15/19	606,000	615,380
McKesson Corp.
1.40% due 03/15/18	608,000	607,218
Cardinal Health, Inc.
1.95% due 06/15/18	500,000	504,214
Total Consumer, Non-cyclical		128,194,830

Consumer, Cyclical – 8.3%
Ford Motor Credit Company LLC
5.00% due 05/15/18	4,200,000	4,451,340
2.38% due 01/16/18	2,750,000	2,774,340
2.88% due 10/01/18	2,250,000	2,297,606
2.24% due 06/15/18	2,000,000	2,011,716
2.15% due 01/09/18	1,600,000	1,609,368
2.55% due 10/05/18	1,500,000	1,521,266
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,788,000	3,843,042
1.45% due 01/12/18	2,850,000	2,860,853
1.38% due 01/10/18	2,522,000	2,528,978
1.55% due 07/13/18[1]	1,872,000	1,885,220
Wal-Mart Stores, Inc.
5.80% due 02/15/18	3,585,000	3,874,173
1.95% due 12/15/18	3,717,000	3,801,064
1.13% due 04/11/18	1,752,000	1,757,151
CVS Health Corp.
2.25% due 12/05/18	4,161,000	4,232,290
1.90% due 07/20/18	2,684,000	2,711,162
American Honda Finance Corp.
2.13% due 10/10/18	3,006,000	3,059,435
1.60% due 07/13/18	1,435,000	1,444,180
1.50% due 03/13/18	474,000	476,585
Target Corp.
6.00% due 01/15/18	3,700,000	3,987,626
Home Depot, Inc.
2.25% due 09/10/18	3,590,000	3,674,063
General Motors Financial Company, Inc.
2.40% due 04/10/18	1,900,000	1,907,596
3.25% due 05/15/18	1,652,000	1,684,340
McDonald's Corp.
5.35% due 03/01/18	2,615,000	2,797,893
2.10% due 12/07/18	500,000	507,891
General Motors Co.
3.50% due 10/02/18	3,168,000	3,251,223
Delphi Corp.
5.00% due 02/15/23	1,609,000	1,709,563
Nordstrom, Inc.
6.25% due 01/15/18	1,160,000	1,241,706
Best Buy Company, Inc.
5.00% due 08/01/18	1,006,000	1,055,043
Staples, Inc.
2.75% due 01/12/18	1,030,000	1,037,416
Marriott International, Inc.
3.00% due 03/01/19	755,000	771,046
PACCAR Financial Corp.
1.45% due 03/09/18	471,000	472,714
Total Consumer, Cyclical		71,237,889

Energy – 7.8%
Chevron Corp.
1.72% due 06/24/18	4,782,000	4,811,347
1.37% due 03/02/18	3,316,000	3,322,085
1.79% due 11/16/18	2,383,000	2,403,356
Shell International Finance BV
1.90% due 08/10/18	4,776,000	4,826,758
2.00% due 11/15/18	3,217,000	3,257,528
BP Capital Markets plc
1.67% due 02/13/18	2,359,000	2,366,535
1.38% due 05/10/18	1,701,000	1,695,586
2.24% due 09/26/18	1,415,000	1,433,948
Exxon Mobil Corp.
1.31% due 03/06/18	3,844,000	3,857,047
1.44% due 03/01/18	1,500,000	1,510,877
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,705,000	2,951,958
Total Capital S.A.
2.13% due 08/10/18	2,844,000	2,883,844
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,093,000	2,201,533
Suncor Energy, Inc.
6.10% due 06/01/18	2,050,000	2,196,764
Nabors Industries, Inc.
6.15% due 02/15/18	2,074,000	2,106,201
Total Capital Canada Ltd.
1.45% due 01/15/18	1,950,000	1,955,715
Transocean, Inc.
6.00% due 03/15/18[1]	1,947,000	1,898,325
Baker Hughes, Inc.
7.50% due 11/15/18	1,552,000	1,761,841

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 85

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Energy – 7.8% (continued)
Energy Transfer Partners, LP
6.70% due 07/01/18	$1,369,000	$1,443,231
2.50% due 06/15/18	284,000	280,268
Devon Energy Corp.
2.25% due 12/15/18	1,602,000	1,538,988
Petro-Canada
6.05% due 05/15/18	1,352,000	1,448,341
Petroleos Mexicanos
5.75% due 03/01/18	1,310,000	1,367,640
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,384,000	1,360,137
Marathon Oil Corp.
5.90% due 03/15/18	1,249,000	1,291,728
Southwestern Energy Co.
7.50% due 02/01/18	1,209,000	1,221,090
Enterprise Products Operating LLC
1.65% due 05/07/18	1,136,000	1,134,730
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
6.50% due 05/01/18	1,025,000	1,083,858
Weatherford International Ltd.
6.00% due 03/15/18	1,030,000	1,019,700
Equities Corp.
6.50% due 04/01/18	956,000	991,988
Spectra Energy Partners, LP
2.95% due 09/25/18	956,000	969,195
ConocoPhillips Co.
1.50% due 05/15/18	956,000	949,717
Spectra Energy Capital LLC
6.20% due 04/15/18	858,000	910,945
Marathon Petroleum Corp.
2.70% due 12/14/18	874,000	887,016
ConocoPhillips
5.20% due 05/15/18	744,000	786,838
Occidental Petroleum Corp.
1.50% due 02/15/18	608,000	608,282
Total Energy		66,734,940

Communications – 7.1%
AT&T, Inc.
5.50% due 02/01/18	4,099,000	4,364,173
2.38% due 11/27/18	3,888,000	3,952,222
5.60% due 05/15/18	2,745,000	2,956,329
1.75% due 01/15/18	1,503,000	1,508,421
Verizon Communications, Inc.
3.65% due 09/14/18	5,304,000	5,572,822
5.50% due 02/15/18	1,730,000	1,848,356
6.10% due 04/15/18	1,416,000	1,537,425
Cisco Systems, Inc.
1.65% due 06/15/18	3,672,000	3,711,687
1.40% due 02/28/18	2,500,000	2,514,345
Time Warner Cable, Inc.
6.75% due 07/01/18	4,657,000	5,077,374
Rogers Communications, Inc.
6.80% due 08/15/18	3,988,000	4,415,924
Vodafone Group plc
4.63% due 07/15/18	2,124,000	2,245,215
1.50% due 02/19/18	2,123,000	2,119,062
Comcast Corp.
5.88% due 02/15/18	2,074,000	2,238,680
5.70% due 05/15/18	1,428,000	1,553,178
Telefonica Emisiones SAU
3.19% due 04/27/18	2,300,000	2,356,937
British Telecommunications plc
5.95% due 01/15/18	1,981,000	2,123,880
Deutsche Telekom International Finance BV
6.75% due 08/20/18	1,450,000	1,617,503
Thomson Reuters Corp.
6.50% due 07/15/18	1,310,000	1,436,255
eBay, Inc.
2.50% due 03/09/18	1,400,000	1,422,611
Historic TW, Inc.
6.88% due 06/15/18	1,179,000	1,300,935
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,158,000	1,265,115
Expedia, Inc.
7.46% due 08/15/18	1,030,000	1,140,198
Walt Disney Co.
1.50% due 09/17/18	961,000	970,035
Viacom, Inc.
2.50% due 09/01/18	858,000	868,124
GTE Corp.
6.84% due 04/15/18	471,000	505,976
Total Communications		60,622,782

Industrial – 6.3%
General Electric Co.
5.63% due 05/01/18	8,645,000	9,378,616
1.63% due 04/02/18	3,552,000	3,590,088
Caterpillar Financial Services Corp.
5.45% due 04/15/18	2,115,000	2,279,374
7.05% due 10/01/18	1,795,000	2,023,098
1.70% due 06/16/18	948,000	955,940
1.80% due 11/13/18	900,000	912,200
1.50% due 02/23/18	700,000	703,455

See notes to financial statements.
86 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Industrial – 6.3% (continued)
John Deere Capital Corp.
5.75% due 09/10/18	$2,001,000	$2,193,333
1.95% due 12/13/18	2,037,000	2,066,797
1.60% due 07/13/18	948,000	955,896
5.35% due 04/03/18	844,000	905,842
1.35% due 01/16/18	500,000	501,807
Koninklijke Philips N.V.
5.75% due 03/11/18	3,138,000	3,359,028
Caterpillar, Inc.
7.90% due 12/15/18	2,596,000	3,005,611
United Parcel Service, Inc.
5.50% due 01/15/18	2,422,000	2,593,393
Honeywell International, Inc.
5.30% due 03/01/18	1,762,000	1,888,057
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,627,000	1,801,279
Precision Castparts Corp.
1.25% due 01/15/18	1,702,000	1,704,893
CRH America, Inc.
8.13% due 07/15/18	1,428,000	1,602,494
Roper Technologies, Inc.
2.05% due 10/01/18	1,552,000	1,566,247
Northrop Grumman Corp.
1.75% due 06/01/18	1,528,000	1,531,439
Republic Services, Inc.
3.80% due 05/15/18	1,344,000	1,402,249
CSX Corp.
6.25% due 03/15/18	1,250,000	1,351,074
Waste Management, Inc.
6.10% due 03/15/18	1,130,000	1,224,920
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	991,000	1,069,041
Norfolk Southern Corp.
5.75% due 04/01/18	882,000	949,780
Harris Corp.
2.00% due 04/27/18	758,000	757,726
Amphenol Corp.
2.55% due 01/30/19	686,000	692,376
Stanley Black & Decker, Inc.
2.45% due 11/17/18	474,000	483,120
Lockheed Martin Corp.
1.85% due 11/23/18	474,000	478,610
Total Industrial		53,927,783

Technology – 5.5%
Apple, Inc.
1.00% due 05/03/18	9,790,000	9,779,955
International Business Machines Corp.
7.63% due 10/15/18	2,650,000	3,024,276
1.25% due 02/08/18	3,000,000	3,007,317
1.13% due 02/06/18	2,400,000	2,403,907
Microsoft Corp.
1.30% due 11/03/18	4,279,000	4,293,899
1.63% due 12/06/18	2,944,000	2,983,432
Oracle Corp.
5.75% due 04/15/18	6,145,000	6,657,591
EMC Corp.
1.88% due 06/01/18	5,304,000	5,174,683
Xerox Corp.
6.35% due 05/15/18	2,562,000	2,729,391
QUALCOMM, Inc.
1.40% due 05/18/18	2,300,000	2,311,049
Seagate HDD Cayman
3.75% due 11/15/18	1,428,000	1,418,183
Altera Corp.
2.50% due 11/15/18	1,280,000	1,316,013
Texas Instruments, Inc.
1.00% due 05/01/18	1,130,000	1,125,541
Maxim Integrated Products, Inc.
2.50% due 11/15/18	858,000	866,676
Fidelity National Information Services, Inc.
2.85% due 10/15/18	400,000	406,886
Total Technology		47,498,799

Utilities – 3.0%
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,808,000	1,954,484
7.13% due 12/01/18	1,552,000	1,767,733
Dominion Resources, Inc.
6.40% due 06/15/18	2,041,000	2,223,781
1.90% due 06/15/18	272,000	272,333
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,716,000	1,978,621
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,428,000	1,538,646
FirstEnergy Corp.
2.75% due 03/15/18	1,480,000	1,491,545
Georgia Power Co.
1.95% due 12/01/18	1,374,000	1,389,620
Sempra Energy
6.15% due 06/15/18	1,174,000	1,275,718
TransAlta Corp.
6.90% due 05/15/18[1]	1,182,000	1,210,409
PECO Energy Co.
5.35% due 03/01/18	1,130,000	1,208,153

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 87

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Utilities – 3.0% (continued)
Southern Co.
2.45% due 09/01/18	$1,057,000	$1,076,732
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	956,000	1,062,993
Nevada Power Co.
6.50% due 08/01/18	943,000	1,043,503
Duke Energy Corp.
2.10% due 06/15/18	1,030,000	1,038,163
Commonwealth Edison Co.
5.80% due 03/15/18	963,000	1,038,009
Northern States Power Co.
5.25% due 03/01/18	928,000	991,209
PacifiCorp
5.65% due 07/15/18	858,000	937,716
Duke Energy Carolinas LLC
7.00% due 11/15/18	825,000	935,152
Duke Energy Florida LLC
5.65% due 06/15/18	858,000	932,690
Virginia Electric & Power Co.
5.40% due 04/30/18	768,000	825,194
Total Utilities		26,192,404

Basic Materials – 2.4%
Rio Tinto Finance USA Ltd.
6.50% due 07/15/18	4,210,000	4,602,263
Rio Tinto Finance USA plc
2.25% due 12/14/18	3,590,000	3,616,918
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,227,000	3,538,880
Freeport-McMoRan, Inc.
2.38% due 03/15/18	3,217,000	3,136,575
CF Industries, Inc.
6.88% due 05/01/18	1,408,000	1,526,762
Nucor Corp.
5.85% due 06/01/18	1,404,000	1,506,732
Alcoa, Inc.
6.75% due 07/15/18	1,320,000	1,430,550
Goldcorp, Inc.
2.13% due 03/15/18	1,290,000	1,286,250
International Paper Co.
7.95% due 06/15/18	372,000	416,666
Total Basic Materials		21,061,596
Total Corporate Bonds
(Cost $847,017,377)		850,466,476

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 0.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3014%	4,247,980	$4,247,980
Total Securities Lending Collateral
(Cost $4,247,980)		4,247,980
Total Investments – 99.5%
(Cost $851,265,357)		$854,714,456
Other Assets & Liabilities, net – 0.5%		4,134,905
Total Net Assets – 100.0%		$858,849,361

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.
See Sector Classification in Supplemental Information section.
Country Diversification
% of Corporate
Country	Bonds
United States	78.6%
Canada	7.4%
United Kingdom	3.8%
Switzerland	2.0%
Netherlands	1.9%
France	1.5%
Luxembourg	0.8%
Other	4.0%
Total Corporate Bonds	100.0%

See notes to financial statements.
88 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$850,466,476	$—	$850,466,476
Securities Lending Collateral	4,247,980	—	—	4,247,980
Total	$4,247,980	$850,466,476	$—	$854,714,456
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 89

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 40.1%
Morgan Stanley
5.63% due 09/23/19	$5,900,000	$6,540,356
2.38% due 07/23/19	4,645,000	4,694,706
2.50% due 01/24/19	4,302,000	4,372,695
7.30% due 05/13/19	3,150,000	3,607,270
2.45% due 02/01/19	3,000,000	3,043,749
Bank of America Corp.
2.60% due 01/15/19	6,331,000	6,435,821
7.63% due 06/01/19	4,890,000	5,646,654
2.65% due 04/01/19	4,448,000	4,525,667
5.49% due 03/15/19	1,100,000	1,193,244
JPMorgan Chase & Co.
6.30% due 04/23/19	4,692,000	5,264,954
2.20% due 10/22/19	3,864,000	3,900,658
2.35% due 01/28/19	2,961,000	3,009,463
1.85% due 03/22/19	2,000,000	2,003,940
Goldman Sachs Group, Inc.
7.50% due 02/15/19	5,188,000	5,914,864
2.55% due 10/23/19	4,696,000	4,765,928
2.63% due 01/31/19	2,961,000	3,013,635
Citigroup, Inc.
2.50% due 07/29/19	3,453,000	3,501,325
2.55% due 04/08/19	3,355,000	3,407,620
8.50% due 05/22/19	2,275,000	2,686,404
Royal Bank of Canada
2.20% due 09/23/19	3,961,000	4,034,460
1.63% due 04/15/19	3,000,000	3,006,831
2.15% due 03/15/19[1]	1,973,000	2,002,909
Credit Suisse AG NY
2.30% due 05/28/19	4,200,000	4,248,786
5.30% due 08/13/19	2,350,000	2,595,103
Bank of Nova Scotia
2.13% due 09/11/19	2,967,000	3,009,597
1.95% due 01/15/19	1,491,000	1,502,516
2.05% due 06/05/19	1,480,000	1,495,044
BB&T Corp.
2.45% due 01/15/20	2,463,000	2,513,153
2.25% due 02/01/19	2,222,000	2,262,032
6.85% due 04/30/19	493,000	561,760
5.25% due 11/01/19	490,000	539,163
Bank of New York Mellon Corp.
2.30% due 09/11/19	1,973,000	2,010,399
2.20% due 03/04/19	1,491,000	1,513,748
5.45% due 05/15/19	937,000	1,038,387
2.20% due 05/15/19	937,000	953,057
Wells Fargo & Co.
2.13% due 04/22/19	3,464,000	3,511,772
2.15% due 01/15/19	1,973,000	2,000,658
International Lease Finance Corp.
6.25% due 05/15/19	3,000,000	3,247,500
5.88% due 04/01/19	2,000,000	2,142,500
UBS AG/Stamford CT
2.38% due 08/14/19	5,000,000	5,078,150
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,500,000	2,542,048
2.25% due 07/11/19	2,500,000	2,526,218
Toronto-Dominion Bank
2.13% due 07/02/19	2,972,000	3,010,553
2.25% due 11/05/19	1,974,000	2,008,513
PNC Bank North America
1.95% due 03/04/19	2,500,000	2,523,055
2.25% due 07/02/19	2,000,000	2,032,362
Lloyds Bank plc
2.35% due 09/05/19	2,500,000	2,530,748
2.05% due 01/22/19	2,000,000	2,007,070
American Express Credit Corp.
2.13% due 03/18/19	2,474,000	2,509,206
2.25% due 08/15/19	1,974,000	2,002,834
Deutsche Bank AG
2.50% due 02/13/19	4,473,000	4,464,067
Simon Property Group, LP
5.65% due 02/01/20	1,998,000	2,244,282
10.35% due 04/01/19	1,734,000	2,111,613
Svenska Handelsbanken AB
2.50% due 01/25/19	3,500,000	3,578,421
Barclays plc
2.75% due 11/08/19	3,450,000	3,450,483
Cooperatieve Rabobank UA
2.25% due 01/14/19	3,350,000	3,404,947
Santander UK plc
2.35% due 09/10/19	3,028,000	3,062,180
2.50% due 03/14/19	900,000	915,398
HSBC USA, Inc.
2.38% due 11/13/19	1,400,000	1,410,529
2.25% due 06/23/19	1,350,000	1,358,429
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	2,002,788
8.80% due 07/15/19	315,000	372,044
US Bank North America/Cincinnati OH
2.13% due 10/28/19	2,225,000	2,257,752
BlackRock, Inc.
5.00% due 12/10/19	1,924,000	2,145,828
MetLife, Inc.
7.72% due 02/15/19	1,775,000	2,047,911
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
3.75% due 05/15/19	2,000,000	2,032,500
BPCE S.A.
2.50% due 07/15/19	2,000,000	2,030,876
Fifth Third Bank/Cincinnati OH
2.38% due 04/25/19	2,000,000	2,028,862
Nomura Holdings, Inc.
2.75% due 03/19/19	1,982,000	2,015,344
US Bancorp
2.20% due 04/25/19	1,973,000	2,012,926

See notes to financial statements.
90 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Financial – 40.1% (continued)
BNP Paribas S.A.
2.45% due 03/17/19	$1,980,000	$2,011,417
KeyBank North America/Cleveland OH
2.50% due 12/15/19	1,900,000	1,927,012
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
4.88% due 03/15/19	1,978,000	1,921,133
Berkshire Hathaway Finance Corp.
1.70% due 03/15/19	1,900,000	1,919,065
Capital One North America/Mclean VA
2.40% due 09/05/19	1,900,000	1,914,925
Welltower, Inc.
4.13% due 04/01/19	1,586,000	1,666,413
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	1,585,000	1,659,099
Lincoln National Corp.
8.75% due 07/01/19	1,318,000	1,562,764
American Tower Corp.
3.40% due 02/15/19	1,480,000	1,534,605
Barclays Bank plc
2.50% due 02/20/19	1,500,000	1,515,284
Synchrony Financial
3.00% due 08/15/19	1,480,000	1,497,923
American International Group, Inc.
2.30% due 07/16/19	1,480,000	1,493,958
MUFG Union Bank North America
2.25% due 05/06/19	1,400,000	1,408,627
Boston Properties, LP
5.88% due 10/15/19	1,232,000	1,376,514
American Express Co.
8.13% due 05/20/19	1,138,000	1,335,377
National City Corp.
6.88% due 05/15/19	1,134,000	1,280,071
Prudential Financial, Inc.
7.38% due 06/15/19	1,037,000	1,195,930
Jefferies Group LLC
8.50% due 07/15/19[1]	956,000	1,091,340
Private Export Funding Corp.
4.38% due 03/15/19	988,000	1,071,425
Citizens Bank North America/Providence RI
2.45% due 12/04/19	1,000,000	1,006,184
SunTrust Banks, Inc.
2.50% due 05/01/19	987,000	1,002,076
Capital One Financial Corp.
2.45% due 04/24/19	988,000	997,758
Berkshire Hathaway, Inc.
2.10% due 08/14/19	888,000	907,939
Huntington National Bank
2.20% due 04/01/19	900,000	902,993
Ares Capital Corp.
3.88% due 01/15/20	874,000	894,925
Realty Income Corp.
6.75% due 08/15/19	763,000	869,503
PNC Funding Corp.
6.70% due 06/10/19	690,000	787,541
Manufacturers & Traders Trust Co.
2.25% due 07/25/19	700,000	707,864
Weyerhaeuser Co.
7.38% due 10/01/19	493,000	565,001
TD Ameritrade Holding Corp.
5.60% due 12/01/19	494,000	548,919
MasterCard, Inc.
2.00% due 04/01/19	493,000	502,239
Fifth Third Bancorp
2.30% due 03/01/19	494,000	500,349
Travelers Companies, Inc.
5.90% due 06/02/19	444,000	498,849
Royal Bank of Scotland Group plc
6.40% due 10/21/19	300,000	335,642
Chubb INA Holdings, Inc.
5.90% due 06/15/19	196,000	219,749
Total Financial		236,066,678

Consumer, Non-cyclical – 16.6%
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	7,455,000	7,494,817
2.15% due 02/01/19	1,874,000	1,895,896
Pfizer, Inc.
6.20% due 03/15/19	5,988,000	6,749,326
2.10% due 05/15/19	1,926,000	1,961,396
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	4,106,000	4,737,088
6.88% due 11/15/19	2,166,000	2,535,717
Novartis Securities Investment Ltd.
5.13% due 02/10/19	4,892,000	5,369,019
Amgen, Inc.
2.20% due 05/22/19	2,220,000	2,252,731
5.70% due 02/01/19	1,967,000	2,174,501
Becton Dickinson and Co.
6.38% due 08/01/19	1,678,000	1,895,123
2.68% due 12/15/19	1,480,000	1,512,940
5.00% due 05/15/19	938,000	1,016,708
Altria Group, Inc.
2.63% due 01/14/20	2,442,000	2,514,390
9.25% due 08/06/19	1,437,000	1,769,799
Procter & Gamble Co.
1.90% due 11/01/19	1,878,000	1,918,966
4.70% due 02/15/19	1,706,000	1,864,078

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 91

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 16.6% (continued)
HCA, Inc.
3.75% due 03/15/19	$2,472,000	$2,552,340
4.25% due 10/15/19	990,000	1,028,363
General Mills, Inc.
2.20% due 10/21/19	1,484,000	1,507,857
5.65% due 02/15/19	1,184,000	1,309,238
UnitedHealth Group, Inc.
2.30% due 12/15/19	1,792,000	1,833,438
1.63% due 03/15/19	938,000	942,985
Unilever Capital Corp.
4.80% due 02/15/19	1,500,000	1,636,445
2.20% due 03/06/19	1,000,000	1,024,238
AstraZeneca plc
1.95% due 09/18/19	2,576,000	2,604,604
Philip Morris International, Inc.
1.88% due 01/15/19	1,288,000	1,305,253
1.38% due 02/25/19	1,000,000	1,000,971
McKesson Corp.
2.28% due 03/15/19	2,079,000	2,109,967
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	1,828,000	2,022,591
Stryker Corp.
2.00% due 03/08/19	2,000,000	2,020,334
Anthem, Inc.
2.25% due 08/15/19	1,783,000	1,797,797
7.00% due 02/15/19	96,000	108,521
Johnson & Johnson
1.88% due 12/05/19	1,728,000	1,762,648
Tyson Foods, Inc.
2.65% due 08/15/19	1,583,000	1,622,461
Princeton University
4.95% due 03/01/19	1,443,000	1,586,920
Sysco Corp.
1.90% due 04/01/19	1,500,000	1,507,493
Express Scripts Holding Co.
2.25% due 06/15/19	1,488,000	1,501,043
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,482,000	1,500,204
Bottling Group LLC
5.13% due 01/15/19	1,287,000	1,408,710
Abbott Laboratories
5.13% due 04/01/19	1,286,000	1,406,460
Celgene Corp.
2.25% due 05/15/19	1,284,000	1,298,087
Danaher Corp.
5.40% due 03/01/19	1,088,000	1,203,793
Mead Johnson Nutrition Co.
4.90% due 11/01/19	1,097,000	1,197,934
Reynolds American, Inc.
8.13% due 06/23/19	994,000	1,174,968
Express Scripts, Inc.
7.25% due 06/15/19	988,000	1,134,602
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	992,000	1,075,503
Gilead Sciences, Inc.
2.05% due 04/01/19	988,000	1,005,441
Mondelez International, Inc.
2.25% due 02/01/19	921,000	939,320
Eli Lilly & Co.
1.95% due 03/15/19	888,000	905,986
Actavis Funding SCS
2.45% due 06/15/19	892,000	899,775
Kellogg Co.
4.15% due 11/15/19	567,000	610,967
Bristol-Myers Squibb Co.
1.75% due 03/01/19	494,000	501,457
Mylan, Inc.
2.55% due 03/28/19	494,000	492,792
Colgate-Palmolive Co.
1.75% due 03/15/19	397,000	403,416
PepsiCo, Inc.
1.50% due 02/22/19	300,000	300,873
Total Consumer, Non-cyclical		97,908,290

Energy – 9.8%
Exxon Mobil Corp.
1.82% due 03/15/19	3,766,000	3,812,809
1.71% due 03/01/19	1,200,000	1,209,704
Chevron Corp.
4.95% due 03/03/19	2,717,000	2,963,024
2.19% due 11/15/19	1,287,000	1,307,694
ConocoPhillips
5.75% due 02/01/19	3,640,000	3,972,074
Shell International Finance BV
4.30% due 09/22/19	3,161,000	3,414,234
BP Capital Markets plc
4.75% due 03/10/19	1,732,000	1,863,784
2.24% due 05/10/19	1,380,000	1,399,466
Total Capital International S.A.
2.13% due 01/10/19	1,878,000	1,902,450
2.10% due 06/19/19	1,092,000	1,107,301
Enterprise Products Operating LLC
6.50% due 01/31/19	1,215,000	1,354,876
2.55% due 10/15/19	1,085,000	1,102,080
Halliburton Co.
6.15% due 09/15/19	2,101,000	2,349,630
Hess Corp.
8.13% due 02/15/19	2,048,000	2,275,836
Kinder Morgan, Inc.
3.05% due 12/01/19	2,271,000	2,265,805

See notes to financial statements.
92 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Energy – 9.8% (continued)
Cenovus Energy, Inc.
5.70% due 10/15/19	$2,074,000	$2,123,585
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	1,284,000	1,270,985
9.00% due 02/01/19	690,000	781,920
ONEOK Partners, LP
8.63% due 03/01/19	1,617,000	1,820,627
Devon Energy Corp.
6.30% due 01/15/19[1]	1,530,000	1,616,492
Noble Energy, Inc.
8.25% due 03/01/19	1,405,000	1,580,014
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,390,000	1,554,274
Valero Energy Corp.
9.38% due 03/15/19	1,287,000	1,523,197
EQT Corp.
8.13% due 06/01/19	1,287,000	1,405,755
Husky Energy, Inc.
7.25% due 12/15/19	1,174,000	1,310,299
EOG Resources, Inc.
5.63% due 06/01/19	1,136,000	1,245,066
Spectra Energy Capital LLC
8.00% due 10/01/19	1,088,000	1,238,414
Anadarko Petroleum Corp.
8.70% due 03/15/19	938,000	1,059,586
Pride International, Inc.
8.50% due 06/15/19[1]	1,045,000	1,032,198
Diamond Offshore Drilling, Inc.
5.88% due 05/01/19	944,000	949,904
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
2.60% due 12/15/19	988,000	938,514
Magellan Midstream Partners, LP
6.55% due 07/15/19	765,000	859,100
Enbridge Energy Partners, LP
9.88% due 03/01/19	632,000	722,685
Encana Corp.
6.50% due 05/15/19	690,000	701,268
Rowan Companies, Inc.
7.88% due 08/01/19[1]	691,000	692,246
SESI LLC
6.38% due 05/01/19	685,000	642,188
Total Energy		57,369,084

Communications – 9.2%
Cisco Systems, Inc.
4.95% due 02/15/19	3,706,000	4,055,768
2.13% due 03/01/19	3,168,000	3,240,031
1.60% due 02/28/19	2,500,000	2,524,873
AT&T, Inc.
5.80% due 02/15/19	4,200,000	4,646,469
5.88% due 10/01/19	1,583,000	1,783,482
2.30% due 03/11/19	1,184,000	1,201,273
Time Warner Cable, Inc.
8.25% due 04/01/19	2,794,000	3,235,018
8.75% due 02/14/19	2,572,000	2,998,821
Orange S.A.
5.38% due 07/08/19	2,672,000	2,959,254
2.75% due 02/06/19	592,000	608,012
Hughes Satellite Systems Corp.
6.50% due 06/15/19	3,000,000	3,228,750
Vodafone Group plc
5.45% due 06/10/19	1,877,000	2,067,082
Walt Disney Co.
5.50% due 03/15/19	1,097,000	1,222,339
1.85% due 05/30/19	789,000	801,899
eBay, Inc.
2.20% due 08/01/19	1,876,000	1,888,942
Amazon.com, Inc.
2.60% due 12/05/19	1,776,000	1,843,687
Telefonica Emisiones SAU
5.88% due 07/15/19	1,580,000	1,750,668
Time Warner, Inc.
2.10% due 06/01/19	1,287,000	1,298,215
British Telecommunications plc
2.35% due 02/14/19	1,200,000	1,222,117
Telecom Italia Capital S.A.
7.18% due 06/18/19	1,036,000	1,166,795
Comcast Corp.
5.70% due 07/01/19	1,038,000	1,165,311
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,000,000	1,126,833
21st Century Fox America, Inc.
6.90% due 03/01/19	986,000	1,117,944
CBS Corp.
2.30% due 08/15/19	1,088,000	1,100,133
Verizon Communications, Inc.
2.55% due 06/17/19	988,000	1,015,707
America Movil SAB de CV
5.00% due 10/16/19	800,000	875,737
Omnicom Group, Inc.
6.25% due 07/15/19	767,000	867,567
Viacom, Inc.
5.63% due 09/15/19	790,000	865,977
Discovery Communications LLC
5.63% due 08/15/19	740,000	810,664
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	789,000	798,380

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 93

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Communications – 9.2% (continued)
Thomson Reuters Corp.
4.70% due 10/15/19	$592,000	$638,744
Total Communications		54,126,492

Industrial – 6.6%
General Electric Co.
6.00% due 08/07/19	2,219,000	2,535,106
2.20% due 01/09/20	2,288,000	2,339,830
Caterpillar Financial Services Corp.
2.10% due 06/09/19	1,684,000	1,715,039
7.15% due 02/15/19	1,332,000	1,524,991
2.25% due 12/01/19	939,000	958,288
John Deere Capital Corp.
2.30% due 09/16/19	1,482,000	1,518,724
2.25% due 04/17/19	1,288,000	1,316,538
United Technologies Corp.
6.13% due 02/01/19	2,125,000	2,381,077
United Parcel Service, Inc.
5.13% due 04/01/19	2,079,000	2,293,931
Illinois Tool Works, Inc.
6.25% due 04/01/19	1,516,000	1,707,025
1.95% due 03/01/19	494,000	499,511
Deere & Co.
4.38% due 10/16/19	1,988,000	2,186,496
Lockheed Martin Corp.
4.25% due 11/15/19	1,730,000	1,886,320
FedEx Corp.
8.00% due 01/15/19	1,584,000	1,838,576
L-3 Communications Corp.
5.20% due 10/15/19	1,480,000	1,598,166
Honeywell International, Inc.
5.00% due 02/15/19	1,383,000	1,516,606
Boeing Co.
6.00% due 03/15/19	1,137,000	1,278,901
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,036,000	1,141,998
Republic Services, Inc.
5.50% due 09/15/19	938,000	1,038,658
CSX Corp.
7.38% due 02/01/19	789,000	905,094
Keysight Technologies, Inc.
3.30% due 10/30/19	895,000	894,962
Norfolk Southern Corp.
5.90% due 06/15/19	789,000	881,079
Boeing Capital Corp.
4.70% due 10/27/19	740,000	818,439
Emerson Electric Co.
4.88% due 10/15/19	739,000	818,396
Roper Technologies, Inc.
6.25% due 09/01/19	727,000	813,872
3M Co.
1.63% due 06/15/19	791,000	800,280
Canadian National Railway Co.
5.55% due 03/01/19	691,000	764,756
Northrop Grumman Corp.
5.05% due 08/01/19	690,000	759,695
Total Industrial		38,732,354

Consumer, Cyclical – 5.6%
Ford Motor Credit Company LLC
2.38% due 03/12/19	2,650,000	2,671,542
2.60% due 11/04/19	2,000,000	2,032,648
2.94% due 01/08/19	1,750,000	1,788,059
Toyota Motor Credit Corp.
2.10% due 01/17/19	2,824,000	2,876,116
2.13% due 07/18/19	2,337,000	2,380,641
1.70% due 02/19/19	500,000	503,964
General Motors Financial Company, Inc.
3.10% due 01/15/19	1,989,000	2,027,885
3.50% due 07/10/19	1,484,000	1,524,800
Costco Wholesale Corp.
1.70% due 12/15/19	2,968,000	3,010,142
American Honda Finance Corp.
2.25% due 08/15/19	2,730,000	2,799,173
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	2,026,000	2,072,086
CVS Health Corp.
2.25% due 08/12/19	1,783,000	1,817,030
Target Corp.
2.30% due 06/26/19	1,484,000	1,527,164
Newell Brands, Inc.
2.60% due 03/29/19	1,400,000	1,426,036
Home Depot, Inc.
2.00% due 06/15/19	1,383,000	1,413,350
Wal-Mart Stores, Inc.
4.13% due 02/01/19	1,092,000	1,175,120
Mattel, Inc.
2.35% due 05/06/19[1]	888,000	897,134
Lowe's Companies, Inc.
4.63% due 04/15/20	789,000	863,959
Walgreen Co.
5.25% due 01/15/19	271,000	293,333
Total Consumer, Cyclical		33,100,182

Technology – 4.8%
Oracle Corp.
5.00% due 07/08/19	3,865,000	4,277,241
2.25% due 10/08/19	2,618,000	2,691,034
2.38% due 01/15/19	2,578,000	2,651,991

See notes to financial statements.
94 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Technology – 4.8% (continued)
International Business Machines Corp.
8.38% due 11/01/19	$1,775,000	$2,168,290
1.88% due 05/15/19	1,900,000	1,928,016
1.95% due 02/12/19[1]	1,800,000	1,833,185
Apple, Inc.
2.10% due 05/06/19	4,560,000	4,655,181
1.70% due 02/22/19	450,000	454,482
Xerox Corp.
5.63% due 12/15/19	1,678,000	1,780,917
2.75% due 03/15/19	394,000	389,310
Microsoft Corp.
4.20% due 06/01/19	1,928,000	2,091,867
CA, Inc.
5.38% due 12/01/19	1,184,000	1,292,975
Texas Instruments, Inc.
1.65% due 08/03/19	1,187,000	1,191,241
Xilinx, Inc.
2.13% due 03/15/19	503,000	506,683
Total Technology		27,912,413

Basic Materials – 3.5%
Dow Chemical Co.
8.55% due 05/15/19	3,606,000	4,279,506
LyondellBasell Industries N.V.
5.00% due 04/15/19	3,200,000	3,435,034
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	2,672,000	3,171,399
Praxair, Inc.
4.50% due 08/15/19	1,805,000	1,973,735
Newmont Mining Corp.
5.13% due 10/01/19	1,291,000	1,392,433
Lubrizol Corp.
8.88% due 02/01/19	1,091,000	1,299,888
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	1,142,000	1,288,464
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,088,000	1,205,784
Alcoa, Inc.
5.72% due 02/23/19	1,050,000	1,130,063
Monsanto Co.
2.13% due 07/15/19	789,000	795,401
Agrium, Inc.
6.75% due 01/15/19	494,000	547,495
Total Basic Materials		20,519,202

Utilities – 2.7%
Dominion Resources, Inc.
2.50% due 12/01/19	1,289,000	1,307,713
5.20% due 08/15/19	1,085,000	1,190,467
MidAmerican Energy Co.
2.40% due 03/15/19	1,290,000	1,323,421
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	1,190,000	1,306,382
Duke Energy Corp.
5.05% due 09/15/19	1,138,000	1,251,523
Exelon Generation Company LLC
5.20% due 10/01/19	1,136,000	1,243,077
Xcel Energy, Inc.
4.70% due 05/15/20	1,113,000	1,212,189
Consumers Energy Co.
6.70% due 09/15/19	992,000	1,150,083
Sempra Energy
9.80% due 02/15/19	888,000	1,069,037
NiSource Finance Corp.
6.80% due 01/15/19	838,000	941,663
Nevada Power Co.
7.13% due 03/15/19	789,000	908,988
Georgia Power Co.
4.25% due 12/01/19	792,000	858,073
Duke Energy Progress LLC
5.30% due 01/15/19	753,000	826,803
Entergy Texas, Inc.
7.13% due 02/01/19	641,000	723,369
Arizona Public Service Co.
8.75% due 03/01/19	493,000	584,221
Total Utilities		15,897,009
Total Corporate Bonds
(Cost $577,431,373)		581,631,704

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 0.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3027%	3,144,640	$3,144,640
Total Securities Lending Collateral
(Cost $3,144,640)		3,144,640
Total Investments – 99.4%
(Cost $580,576,013)		$584,776,344
Other Assets & Liabilities, net – 0.6%		3,443,203
Total Net Assets – 100.0%		$588,219,547

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 95

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	80.0%
Canada	5.0%
United Kingdom	3.9%
Switzerland	2.0%
Netherlands	2.0%
France	1.8%
Japan	1.2%
Other	4.1%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$581,631,704	$—	$581,631,704
Securities Lending Collateral	3,144,640	—	—	3,144,640
Total	$3,144,640	$581,631,704	$—	$584,776,344
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
96 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 37.5%
JPMorgan Chase & Co.
2.25% due 01/23/20	$5,920,000	$5,947,736
4.25% due 10/15/20	4,536,000	4,895,895
4.40% due 07/22/20	4,100,000	4,448,377
2.55% due 10/29/20	3,000,000	3,031,113
4.95% due 03/25/20	2,466,000	2,718,250
2.75% due 06/23/20	2,464,000	2,511,821
Morgan Stanley
2.80% due 06/16/20	4,470,000	4,544,765
5.50% due 07/24/20	3,750,000	4,193,659
2.65% due 01/27/20	3,942,000	4,006,176
5.50% due 01/26/20	3,450,000	3,825,074
Goldman Sachs Group, Inc.
5.38% due 03/15/20	4,942,000	5,468,115
2.75% due 09/15/20	3,500,000	3,550,418
6.00% due 06/15/20	3,006,000	3,415,059
2.60% due 04/23/20	2,774,000	2,804,755
Bank of America Corp.
5.63% due 07/01/20	5,270,000	5,894,806
2.25% due 04/21/20	4,548,000	4,536,512
2.63% due 10/19/20	1,250,000	1,258,760
Wells Fargo & Co.
2.60% due 07/22/20	4,478,000	4,571,375
2.15% due 01/30/20	3,948,000	3,983,516
2.55% due 12/07/20	2,000,000	2,037,916
Citigroup, Inc.
2.40% due 02/18/20	3,942,000	3,970,142
2.65% due 10/26/20	3,500,000	3,529,803
5.38% due 08/09/20	1,591,000	1,776,682
Royal Bank of Canada
1.88% due 02/05/20	3,892,000	3,909,098
2.35% due 10/30/20	3,500,000	3,558,107
2.15% due 03/06/20	1,478,000	1,495,331
HSBC USA, Inc.
2.35% due 03/05/20	2,600,000	2,596,716
5.00% due 09/27/20	1,950,000	2,101,574
2.75% due 08/07/20	1,500,000	1,512,894
American Express Credit Corp.
2.38% due 05/26/20	3,956,000	4,008,923
2.60% due 09/14/20	2,000,000	2,044,662
Visa, Inc.
2.20% due 12/14/20	5,750,000	5,849,452
Bank of New York Mellon Corp.
2.60% due 08/17/20	2,500,000	2,566,059
2.15% due 02/24/20	1,970,000	1,998,790
4.60% due 01/15/20	984,000	1,078,786
Credit Suisse AG NY
5.40% due 01/14/20	2,948,000	3,200,667
4.38% due 08/05/20	2,250,000	2,427,419
Bank of Nova Scotia
1.85% due 04/14/20	2,464,000	2,465,326
2.35% due 10/21/20	2,000,000	2,027,204
PNC Funding Corp.
4.38% due 08/11/20	1,920,000	2,089,882
5.13% due 02/08/20	1,824,000	2,023,817
Chubb INA Holdings, Inc.
2.30% due 11/03/20	3,500,000	3,564,117
Simon Property Group, LP
4.38% due 03/01/21	2,478,000	2,725,989
2.50% due 09/01/20	800,000	819,618
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,432,239
US Bancorp
2.35% due 01/29/21	3,250,000	3,312,150
American International Group, Inc.
6.40% due 12/15/20	1,970,000	2,278,057
3.38% due 08/15/20	992,000	1,026,186
Toronto-Dominion Bank
2.50% due 12/14/20	3,000,000	3,057,576
Sumitomo Mitsui Banking Corp.
2.45% due 01/16/20	2,000,000	2,025,420
2.45% due 10/20/20	1,000,000	1,015,455
HCP, Inc.
5.38% due 02/01/21	1,920,000	2,120,978
2.63% due 02/01/20	740,000	737,498
Barclays Bank plc
5.14% due 10/14/20	2,600,000	2,790,395
Nomura Holdings, Inc.
6.70% due 03/04/20	2,366,000	2,716,478
Prudential Financial, Inc.
5.38% due 06/21/20	1,788,000	2,000,532
4.50% due 11/15/20	590,000	644,709
Lloyds Bank plc
2.40% due 03/17/20	2,500,000	2,534,910
Deutsche Bank AG
2.95% due 08/20/20	2,500,000	2,496,615
PNC Bank North America
2.45% due 11/05/20	1,200,000	1,220,503
2.60% due 07/21/20	1,100,000	1,125,336
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
6.00% due 08/01/201	2,316,000	2,253,046
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,974,000	2,074,954
AerCap Ireland Capital Limited /
AerCap Global Aviation Trust
4.25% due 07/01/20	1,000,000	1,027,500
4.63% due 10/30/20	950,000	986,813
BB&T Corp.
2.63% due 06/29/20	1,970,000	2,013,356
Boston Properties, LP
5.63% due 11/15/20	1,626,000	1,848,097

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 97

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Financial – 37.5% (continued)
Lazard Group LLC
4.25% due 11/14/20	$1,732,000	$1,821,612
Prologis, LP
3.35% due 02/01/21	1,739,000	1,819,277
Charles Schwab Corp.
4.45% due 07/22/20	1,626,000	1,787,771
International Lease Finance Corp.
8.25% due 12/15/20	1,500,000	1,770,000
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	1,750,000	1,767,617
Aon Corp.
5.00% due 09/30/20	1,578,000	1,748,762
ERP Operating, LP
4.75% due 07/15/20	1,526,000	1,688,839
HSBC Bank USA North America
4.88% due 08/24/20	1,500,000	1,615,947
Northern Trust Corp.
3.45% due 11/04/20	1,428,000	1,523,038
Barclays plc
2.88% due 06/08/20	1,500,000	1,493,207
Santander Holdings USA, Inc.
2.65% due 04/17/20	1,478,000	1,476,717
Svenska Handelsbanken AB
2.40% due 10/01/20	1,400,000	1,420,483
Santander UK Group Holdings plc
2.88% due 10/16/20	1,400,000	1,395,586
Digital Realty Trust, LP
5.88% due 02/01/20	1,232,000	1,371,640
American Tower Corp.
5.05% due 09/01/20	1,182,000	1,292,809
Manulife Financial Corp.
4.90% due 09/17/20	1,182,000	1,287,491
Travelers Companies, Inc.
3.90% due 11/01/20	1,034,000	1,124,609
State Street Corp.
2.55% due 08/18/20	1,000,000	1,027,167
Fifth Third Bancorp
2.88% due 07/27/20	1,000,000	1,019,200
Huntington National Bank
2.88% due 08/20/20	1,000,000	1,016,506
Discover Bank/Greenwood DE
7.00% due 04/15/20	750,000	847,921
Nasdaq, Inc.
5.55% due 01/15/20	740,000	810,756
Ameriprise Financial, Inc.
5.30% due 03/15/20	690,000	765,046
Synchrony Financial
2.70% due 02/03/20	740,000	740,018
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	590,000	659,441
AEGON Funding Company LLC
5.75% due 12/15/20	492,000	557,229
CNA Financial Corp.
5.88% due 08/15/20	492,000	549,369
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	542,000	546,730
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	542,000	545,571
KeyCorp
2.90% due 09/15/20	525,000	535,511
Abbey National Treasury Services plc
2.38% due 03/16/20	446,000	449,450
Ares Capital Corp.
3.88% due 01/15/20	107,000	109,562
Total Financial		222,308,841

Consumer, Non-cyclical – 19.6%
Coca-Cola Co.
2.45% due 11/01/201	3,316,000	3,437,572
1.88% due 10/27/20	2,900,000	2,935,934
3.15% due 11/15/20	1,976,000	2,104,608
PepsiCo, Inc.
4.50% due 01/15/20	1,854,000	2,050,251
3.13% due 11/01/20	1,920,000	2,034,050
1.85% due 04/30/20	2,000,000	2,015,202
2.15% due 10/14/20	1,000,000	1,016,628
Medtronic, Inc.
2.50% due 03/15/20	4,978,000	5,116,469
4.13% due 03/15/21	1,632,000	1,788,354
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	4,300,000	4,820,021
5.00% due 04/15/20	1,804,000	2,005,741
AbbVie, Inc.
2.50% due 05/14/20	5,682,000	5,741,012
Actavis Funding SCS
3.00% due 03/12/20	5,080,000	5,160,244
HCA, Inc.
6.50% due 02/15/20	4,588,000	5,058,270
Gilead Sciences, Inc.
2.55% due 09/01/20	2,950,000	3,028,555
2.35% due 02/01/20	986,000	1,006,077
Amgen, Inc.
3.45% due 10/01/20	2,120,000	2,249,670
2.13% due 05/01/20	1,478,000	1,487,205
Merck & Company, Inc.
1.85% due 02/10/20	1,970,000	1,998,717
3.88% due 01/15/21	1,578,000	1,716,130
AstraZeneca plc
2.38% due 11/16/20	3,000,000	3,044,070
See notes to financial statements.
98 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 19.6% (continued)
Kroger Co.
3.30% due 01/15/21	$1,443,000	$1,519,229
6.15% due 01/15/20	1,282,000	1,462,185
Celgene Corp.
3.95% due 10/15/20	1,478,000	1,577,619
2.88% due 08/15/20	1,317,000	1,350,556
Reynolds American, Inc.
6.88% due 05/01/20	1,200,000	1,407,974
3.25% due 06/12/20	1,000,000	1,043,446
Novartis Capital Corp.
4.40% due 04/24/20	2,132,000	2,358,376
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	2,132,000	2,162,492
Biogen, Inc.
2.90% due 09/15/20	2,050,000	2,113,294
Automatic Data Processing, Inc.
2.25% due 09/15/20	2,000,000	2,060,270
UnitedHealth Group, Inc.
2.70% due 07/15/20	1,970,000	2,040,460
Boston Scientific Corp.
6.00% due 01/15/20	1,428,000	1,611,852
2.85% due 05/15/20	396,000	404,588
Abbott Laboratories
4.13% due 05/27/20	1,674,000	1,800,899
Johnson & Johnson
2.95% due 09/01/20	1,674,000	1,771,721
Kellogg Co.
4.00% due 12/15/20	1,626,000	1,770,037
Kraft Heinz Foods Co.
5.38% due 02/10/20	1,578,000	1,757,826
Laboratory Corporation of America Holdings
2.63% due 02/01/20	984,000	997,172
4.63% due 11/15/20	590,000	636,771
S&P Global, Inc.
3.30% due 08/14/20	1,500,000	1,552,376
Quest Diagnostics, Inc.
4.75% due 01/30/20	1,344,000	1,459,570
Philip Morris International, Inc.
4.50% due 03/26/20	1,232,000	1,361,556
Diageo Capital plc
4.83% due 07/15/20	1,182,000	1,322,459
Becton Dickinson and Co.
3.25% due 11/12/20	1,182,000	1,228,243
Life Technologies Corp.
6.00% due 03/01/20	1,094,000	1,225,706
Anthem, Inc.
4.35% due 08/15/20	1,132,000	1,219,739
McKesson Corp.
4.75% due 03/01/21	986,000	1,085,075
Danaher Corp.
2.40% due 09/15/20	1,000,000	1,031,781
Sysco Corp.
2.60% due 10/01/20	1,000,000	1,019,937
Unilever Capital Corp.
2.10% due 07/30/20	1,000,000	1,019,101
Block Financial LLC
4.13% due 10/01/20	1,000,000	1,013,356
Medco Health Solutions, Inc.
4.13% due 09/15/20	913,000	977,027
St. Jude Medical, Inc.
2.80% due 09/15/20	950,000	967,533
Aetna, Inc.
3.95% due 09/01/20	886,000	943,112
Mondelez International, Inc.
5.38% due 02/10/20	836,000	941,978
Moody's Corp.
5.50% due 09/01/20	836,000	930,262
Mead Johnson Nutrition Co.
3.00% due 11/15/20	900,000	925,650
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	919,365
Allergan Incorporated/United States
3.38% due 09/15/201	886,000	916,650
Covidien International Finance S.A.
4.20% due 06/15/20	788,000	860,758
Bunge Limited Finance Corp.
3.50% due 11/24/20	750,000	777,339
Coca-Cola European Partners US LLC
3.50% due 09/15/20	700,000	735,924
CR Bard, Inc.
4.40% due 01/15/21	590,000	643,580
Stryker Corp.
4.38% due 01/15/20	590,000	637,617
Cardinal Health, Inc.
4.63% due 12/15/20	492,000	545,086
Zoetis, Inc.
3.45% due 11/13/20	500,000	513,826
Total Consumer, Non-cyclical		116,436,153

Energy – 9.3%
Shell International Finance BV
2.13% due 05/11/20	3,648,000	3,666,145
4.38% due 03/25/20	2,632,000	2,870,478
2.25% due 11/10/20	1,000,000	1,009,058
BP Capital Markets plc
4.50% due 10/01/20	2,710,000	2,970,176
2.32% due 02/13/20	1,970,000	1,998,555
2.52% due 01/15/20	1,336,000	1,360,962

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 99

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Energy – 9.3% (continued)
Chevron Corp.
2.43% due 06/24/20	$2,864,000	$2,916,563
1.96% due 03/03/20	2,332,000	2,341,020
2.42% due 11/17/20	1,000,000	1,020,011
Williams Partners, LP
5.25% due 03/15/20	1,920,000	1,934,280
4.13% due 11/15/20	1,478,000	1,387,558
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,182,000	1,299,187
6.50% due 04/01/20[1]	911,000	990,375
5.30% due 09/15/20	836,000	877,945
Total Capital S.A.
4.45% due 06/24/20	2,266,000	2,481,972
ConocoPhillips
6.00% due 01/15/20	2,132,000	2,395,900
Enterprise Products Operating LLC
5.20% due 09/01/20	1,576,000	1,747,858
5.25% due 01/31/20	590,000	647,036
Occidental Petroleum Corp.
4.10% due 02/01/21	2,168,000	2,340,872
Exxon Mobil Corp.
1.91% due 03/06/20	2,274,000	2,292,549
TransCanada PipeLines Ltd.
3.80% due 10/01/20[1]	2,020,000	2,124,855
EOG Resources, Inc.
4.40% due 06/01/20	1,088,000	1,165,979
2.45% due 04/01/20	294,000	294,470
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
5.75% due 01/15/20	1,182,000	1,241,996
Energy Transfer Partners, LP
4.15% due 10/01/20	1,236,000	1,220,492
Nabors Industries, Inc.
5.00% due 09/15/20	1,282,000	1,172,286
Southwestern Energy Co.
4.05% due 01/23/20	1,282,000	1,153,800
Valero Energy Corp.
6.13% due 02/01/20	1,034,000	1,151,921
Pride International, Inc.
6.88% due 08/15/20	1,282,000	1,140,980
Weatherford International Ltd.
5.13% due 09/15/20[1]	1,330,000	1,083,950
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50% due 11/15/20	1,000,000	965,000
Enbridge Energy Partners, LP
5.20% due 03/15/20	886,000	920,543
Marathon Oil Corp.
2.70% due 06/01/20	892,000	814,058
Transocean, Inc.
6.50% due 11/15/20[1]	925,000	719,188
Marathon Petroleum Corp.
3.40% due 12/15/20	500,000	507,017
Apache Corp.
3.63% due 02/01/21	493,000	504,146
ConocoPhillips Co.
2.20% due 05/15/20[1]	400,000	399,021
Buckeye Partners, LP
4.88% due 02/01/21	229,000	237,304
Total Energy		55,365,506

Communications – 9.2%
Verizon Communications, Inc.
4.50% due 09/15/20	5,968,000	6,555,382
2.63% due 02/21/20	5,622,000	5,766,682
AT&T, Inc.
2.45% due 06/30/20	4,952,000	4,972,061
4.60% due 02/15/21	2,020,000	2,196,304
5.20% due 03/15/20	1,330,000	1,468,827
Cisco Systems, Inc.
4.45% due 01/15/20	4,546,000	5,002,750
2.45% due 06/15/20	1,500,000	1,549,227
Time Warner Cable, Inc.
5.00% due 02/01/20	2,414,000	2,597,894
4.13% due 02/15/21	976,000	1,018,544
NBCUniversal Media LLC
5.15% due 04/30/20	3,204,000	3,613,682
America Movil SAB de CV
5.00% due 03/30/20	2,600,000	2,863,760
Comcast Corp.
5.15% due 03/01/20	2,372,000	2,667,093
Telefonica Emisiones SAU
5.13% due 04/27/20	2,312,000	2,539,487
Time Warner, Inc.
4.88% due 03/15/20	2,172,000	2,385,586
Discovery Communications LLC
5.05% due 06/01/20	1,724,000	1,880,427
Symantec Corp.
4.20% due 09/15/20	1,774,000	1,852,370
Expedia, Inc.
5.95% due 08/15/20	1,132,000	1,254,889
Omnicom Group, Inc.
4.45% due 08/15/20	1,090,000	1,193,094
Walt Disney Co.
2.15% due 09/17/20	1,000,000	1,027,723
eBay, Inc.
3.25% due 10/15/20	986,000	1,027,413
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	690,000	696,251

See notes to financial statements.
100 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Communications – 9.2% (continued)
CBS Corp.
5.75% due 04/15/20	$590,000	$669,233
Total Communications		54,798,679

Consumer, Cyclical – 7.3%
General Motors Financial Company, Inc.
4.20% due 03/01/21	2,450,000	2,563,504
3.20% due 07/13/20	2,370,000	2,395,224
3.15% due 01/15/20	1,728,000	1,747,716
3.70% due 11/24/20	1,300,000	1,338,104
Wal-Mart Stores, Inc.
3.25% due 10/25/20	3,850,000	4,133,510
3.63% due 07/08/20	2,120,000	2,295,123
Ford Motor Credit Company LLC
8.13% due 01/15/20	2,100,000	2,496,866
3.16% due 08/04/20	1,900,000	1,950,354
2.46% due 03/27/20	1,050,000	1,050,151
CVS Health Corp.
2.80% due 07/20/20	4,731,000	4,871,203
Toyota Motor Credit Corp.
2.15% due 03/12/20	2,272,000	2,309,413
4.50% due 06/17/20	940,000	1,037,455
McDonald's Corp.
2.20% due 05/26/20	2,088,000	2,113,628
2.75% due 12/09/20	500,000	514,117
American Honda Finance Corp.
2.45% due 09/24/20	2,500,000	2,568,775
Target Corp.
3.88% due 07/15/20	1,428,000	1,549,200
Carnival Corp.
3.95% due 10/15/20	1,282,000	1,368,197
Best Buy Company, Inc.
5.50% due 03/15/21[1]	1,084,000	1,140,910
Costco Wholesale Corp.
1.75% due 02/15/20	984,000	992,472
Nordstrom, Inc.
4.75% due 05/01/20	836,000	904,075
Home Depot, Inc.
3.95% due 09/15/20	788,000	858,709
Johnson Controls, Inc.
5.00% due 03/30/20	788,000	853,936
O'Reilly Automotive, Inc.
4.88% due 01/14/21	690,000	758,917
AutoZone, Inc.
4.00% due 11/15/20	690,000	739,875
Southwest Airlines Co.
2.65% due 11/05/20	450,000	459,706
Total Consumer, Cyclical		43,011,140

Technology – 5.9%
Microsoft Corp.
2.00% due 11/03/20	4,600,000	4,685,109
3.00% due 10/01/20	2,512,000	2,676,184
1.85% due 02/12/20	1,824,000	1,854,171
Apple, Inc.
2.00% due 05/06/20	3,450,000	3,515,733
1.55% due 02/07/20	1,774,000	1,775,895
QUALCOMM, Inc.
2.25% due 05/20/20	2,970,000	3,032,462
EMC Corp.
2.65% due 06/01/20	3,204,000	3,015,086
Fidelity National Information Services, Inc.
3.63% due 10/15/20	2,550,000	2,665,125
Oracle Corp.
3.88% due 07/15/20	2,174,000	2,362,988
HP, Inc.
3.75% due 12/01/20	1,827,000	1,920,796
International Business Machines Corp.
1.63% due 05/15/20	1,900,000	1,901,545
Intel Corp.
2.45% due 07/29/20	1,800,000	1,854,304
Fiserv, Inc.
2.70% due 06/01/20	1,478,000	1,512,174
Adobe Systems, Inc.
4.75% due 02/01/20	986,000	1,084,153
Texas Instruments, Inc.
1.75% due 05/01/20	986,000	988,314
Lam Research Corp.
2.75% due 03/15/20	294,000	297,672
Total Technology		35,141,711

Industrial – 4.9%
General Electric Capital Corp.
5.50% due 01/08/20	3,054,000	3,444,787
4.38% due 09/16/20	2,758,000	3,048,806
5.55% due 05/04/20	1,774,000	2,032,516
Raytheon Co.
3.13% due 10/15/20	1,872,000	1,983,264
4.40% due 02/15/20	690,000	756,139
L-3 Communications Corp.
4.75% due 07/15/20	1,232,000	1,319,308
4.95% due 02/15/21	881,000	951,227
John Deere Capital Corp.
2.05% due 03/10/20	1,378,000	1,391,679
1.70% due 01/15/20	836,000	834,430
Republic Services, Inc.
5.00% due 03/01/20	1,874,000	2,057,682
United Technologies Corp.
4.50% due 04/15/20	1,724,000	1,906,977

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 101

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Industrial – 4.9% (continued)
Lockheed Martin Corp.
2.50% due 11/23/20	$1,400,000	$1,427,324
Union Pacific Corp.
4.00% due 02/01/21	1,088,000	1,188,633
Caterpillar Financial Services Corp.
2.00% due 03/05/20	1,090,000	1,103,210
Boeing Co.
4.88% due 02/15/20	986,000	1,100,438
Waste Management, Inc.
4.75% due 06/30/20	788,000	876,899
Masco Corp.
7.13% due 03/15/20	740,000	852,850
Precision Castparts Corp.
2.25% due 06/15/20	792,000	807,467
CSX Corp.
3.70% due 10/30/20	690,000	732,231
Agilent Technologies, Inc.
5.00% due 07/15/20	542,000	595,176
3M Co.
2.00% due 08/07/20	500,000	509,103
Total Industrial		28,920,146

Basic Materials – 2.6%
Dow Chemical Co.
4.25% due 11/15/20	2,432,000	2,642,158
Eastman Chemical Co.
2.70% due 01/15/20	1,878,000	1,910,870
EI du Pont de Nemours & Co.
4.63% due 01/15/20	1,674,000	1,835,307
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	1,678,000	1,743,825
Alcoa, Inc.
6.15% due 08/15/20	1,596,000	1,720,688
CF Industries, Inc.
7.13% due 05/01/20	1,321,000	1,506,276
Freeport-McMoRan, Inc.
3.10% due 03/15/20[1]	1,528,000	1,400,985
Plum Creek Timberlands, LP
4.70% due 03/15/21	886,000	958,427
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	744,000	811,037
PPG Industries, Inc.
3.60% due 11/15/20	660,000	685,139
Total Basic Materials		15,214,712

Utilities – 2.4%
Exelon Generation Company LLC
4.00% due 10/01/20[1]	1,470,000	1,549,417
2.95% due 01/15/20	700,000	711,895
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,597,000	1,715,893
Exelon Corp.
2.85% due 06/15/20	1,482,000	1,516,941
Sempra Energy
2.40% due 03/15/20	1,132,000	1,144,446
Dominion Gas Holdings LLC
2.80% due 11/15/20	1,000,000	1,022,574
Southern Co.
2.75% due 06/15/20	984,000	1,009,555
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	936,000	989,497
Duke Energy Indiana LLC
3.75% due 07/15/20	890,000	955,823
Constellation Energy Group, Inc.
5.15% due 12/01/20	801,000	888,809
Commonwealth Edison Co.
4.00% due 08/01/20	788,000	853,012
NiSource Finance Corp.
5.45% due 09/15/20	738,000	830,064
Progress Energy, Inc.
4.40% due 01/15/21	758,000	824,285
Total Utilities		14,012,211

Diversified – 0.2%
MUFG Americas Holdings Corp.
2.25% due 02/10/20	1,478,000	1,477,642
Total Corporate Bonds
(Cost $580,676,968)		586,686,741

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 1.1%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3027%	6,442,480	$6,442,480
Total Securities Lending Collateral
(Cost $6,442,480)		6,442,480
Total Investments – 100.0%
(Cost $587,119,448)		$593,129,221
Other Assets & Liabilities, net – 0.0%*		(23,154)
Total Net Assets – 100.0%		$593,106,067

*	Less than 0.1%.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
102 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	84.7%
Canada	3.5%
United Kingdom	3.3%
Switzerland	1.6%
Netherlands	1.3%
Luxembourg	1.0%
Japan	1.0%
Spain	0.7%
Mexico	0.7%
Germany	0.4%
France	0.4%
Ireland	0.3%
Australia	0.3%
Sweden	0.3%
Panama	0.2%
Bermuda	0.2%
Cayman Islands	0.1%
Total Corporate Bonds	100%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets:
Corporate Bonds	$—	$586,686,741	$—	$586,686,741
Securities Lending Collateral	6,442,480	—	—	6,442,480
Total	$6,442,480	$586,686,741	$—	$593,129,221
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 103

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8%
Financial – 34.6%
Wells Fargo & Co.
4.60% due 04/01/21	$3,468,000	$3,833,963
2.50% due 03/04/21	3,000,000	3,042,423
3.00% due 01/22/21	1,936,000	1,999,435
JPMorgan Chase & Co.
4.35% due 08/15/21	4,357,000	4,741,622
4.63% due 05/10/21	2,627,000	2,891,056
2.55% due 03/01/21	1,200,000	1,210,793
Morgan Stanley
5.75% due 01/25/21	3,799,000	4,312,992
5.50% due 07/28/21	3,414,000	3,856,024
HSBC Holdings plc
5.10% due 04/05/21	3,315,000	3,642,930
3.40% due 03/08/21	3,500,000	3,585,887
Goldman Sachs Group, Inc.
5.25% due 07/27/21	4,857,000	5,442,122
2.88% due 02/25/21	750,000	762,330
Bank of America Corp.
5.00% due 05/13/21	2,525,000	2,797,187
5.88% due 01/05/21	1,940,000	2,212,929
HSBC Finance Corp.
6.68% due 01/15/21	3,808,000	4,321,356
Cooperatieve Rabobank UA
2.50% due 01/19/21	2,150,000	2,175,729
4.50% due 01/11/21	1,886,000	2,080,101
BNP Paribas S.A.
5.00% due 01/15/21	3,759,000	4,192,973
Bank of Nova Scotia
2.80% due 07/21/21	1,731,000	1,785,977
4.38% due 01/13/21	1,591,000	1,740,739
Mitsubishi UFJ Financial Group, Inc.
2.95% due 03/01/21	3,000,000	3,072,858
Simon Property Group, LP
3.38% due 03/15/22	1,342,000	1,422,241
2.50% due 07/15/21	1,000,000	1,019,812
4.13% due 12/01/21	543,000	594,647
American Tower Corp.
3.30% due 02/15/21	1,000,000	1,026,634
3.45% due 09/15/21	989,000	1,020,199
5.90% due 11/01/21	845,000	965,390
Sumitomo Mitsui Financial Group, Inc.
2.93% due 03/09/21	2,500,000	2,559,992
Barclays plc
3.25% due 01/12/21	2,500,000	2,527,613
Toronto-Dominion Bank
2.13% due 04/07/21	2,500,000	2,506,807
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,044,000	2,183,182
4.15% due 02/01/21	295,000	322,191
Credit Suisse NY
3.00% due 10/29/21	2,450,000	2,489,435
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.25% due 03/01/22	1,182,000	1,262,164
4.75% due 06/01/21	689,000	756,831
Santander UK Group Holdings plc
3.13% due 01/08/21	1,900,000	1,910,338
Capital One North America/Mclean VA
2.95% due 07/23/21	1,750,000	1,781,677
Royal Bank of Canada
2.50% due 01/19/21	1,700,000	1,735,204
ERP Operating, LP
4.63% due 12/15/21	1,500,000	1,678,548
Capital One Financial Corp.
4.75% due 07/15/21	1,485,000	1,638,016
Deutsche Bank AG
3.13% due 01/13/21	1,500,000	1,486,379
Welltower, Inc.
5.25% due 01/15/22	1,289,000	1,422,425
Svenska Handelsbanken AB
2.45% due 03/30/21	1,400,000	1,420,745
Berkshire Hathaway, Inc.
3.75% due 08/15/21	1,237,000	1,354,399
Willis Towers Watson plc
5.75% due 03/15/21	1,197,000	1,332,748
Fifth Third Bank/Cincinnati OH
2.88% due 10/01/21	1,227,000	1,257,003
KeyCorp
5.10% due 03/24/21	1,088,000	1,210,322
Boston Properties, LP
4.13% due 05/15/21	1,091,000	1,178,248
Lloyds Bank plc
6.38% due 01/21/21	985,000	1,161,577
Private Export Funding Corp.
4.30% due 12/15/21	1,000,000	1,131,345
Progressive Corp.
3.75% due 08/23/21	1,043,000	1,121,817
MetLife, Inc.
4.75% due 02/08/21	1,000,000	1,111,515
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
5.00% due 10/01/21	1,000,000	1,050,000
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
4.50% due 05/15/21	1,000,000	1,032,500
Crown Castle International Corp.
3.40% due 02/15/21	1,000,000	1,032,166
Northern Trust Corp.
3.38% due 08/23/21	971,000	1,030,467
US Bancorp
4.13% due 05/24/21	936,000	1,029,736
American International Group, Inc.
3.30% due 03/01/21	1,000,000	1,027,262

See notes to financial statements.
104 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Financial – 34.6% (continued)
Synchrony Financial
3.75% due 08/15/21	$993,000	$1,026,548
Skandinaviska Enskilda Banken AB
2.63% due 03/15/21	1,000,000	1,022,172
BPCE S.A.
2.65% due 02/03/21	1,000,000	1,019,041
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	837,000	925,206
BlackRock, Inc.
4.25% due 05/24/21	837,000	923,999
Marsh & McLennan Companies, Inc.
4.80% due 07/15/21	788,000	869,662
Jefferies Group LLC
6.88% due 04/15/21	689,000	774,683
Air Lease Corp.
3.88% due 04/01/21	747,000	774,609
State Street Corp.
4.38% due 03/07/21	689,000	760,732
Citigroup, Inc.
2.70% due 03/30/21	700,000	706,462
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	517,099
Kimco Realty Corp.
3.20% due 05/01/21	493,000	506,594
Discover Bank/Greenwood DE
3.20% due 08/09/21	500,000	505,346
Total Financial		124,825,154

Consumer, Non-cyclical – 14.9%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	10,500,000	10,693,441
Amgen, Inc.
3.88% due 11/15/21	2,273,000	2,445,811
4.10% due 06/15/21	1,289,000	1,395,220
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	1,789,000	1,882,974
4.50% due 03/01/21	1,483,000	1,617,131
UnitedHealth Group, Inc.
3.38% due 11/15/21	1,091,000	1,155,827
2.88% due 12/15/21	1,085,000	1,124,738
2.88% due 03/15/22	1,065,000	1,100,851
Gilead Sciences, Inc.
4.40% due 12/01/21	2,027,000	2,247,609
4.50% due 04/01/21	891,000	989,385
Sanofi
4.00% due 03/29/21	2,675,000	2,927,547
Altria Group, Inc.
4.75% due 05/05/21	2,379,000	2,677,526
Express Scripts Holding Co.
4.75% due 11/15/21	2,306,000	2,545,559
Coca-Cola Co.
3.30% due 09/01/21	1,577,000	1,688,432
Unilever Capital Corp.
4.25% due 02/10/21	1,500,000	1,657,154
Philip Morris International, Inc.
2.90% due 11/15/21	1,591,000	1,653,035
PepsiCo, Inc.
3.00% due 08/25/21	1,493,000	1,576,880
General Mills, Inc.
3.15% due 12/15/21	1,387,000	1,458,672
Becton Dickinson and Co.
3.13% due 11/08/21	1,183,000	1,224,730
ADT Corp.
6.25% due 10/15/21[1]	1,085,000	1,141,963
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	894,000	982,644
Coventry Health Care, Inc.
5.45% due 06/15/21	837,000	940,098
Aetna, Inc.
4.13% due 06/01/21	845,000	910,260
Kroger Co.
2.95% due 11/01/21	837,000	867,788
AmerisourceBergen Corp.
3.50% due 11/15/21	789,000	833,393
Cigna Corp.
4.00% due 02/15/22	739,000	790,294
JM Smucker Co.
3.50% due 10/15/21	739,000	785,397
Anthem, Inc.
3.70% due 08/15/21	739,000	780,573
Medtronic, Inc.
3.13% due 03/15/22	726,000	762,539
Quest Diagnostics, Inc.
4.70% due 04/01/21	591,000	642,737
Perrigo Finance Unlimited Co.
3.50% due 12/15/21	500,000	506,600
Archer-Daniels-Midland Co.
4.48% due 03/01/21	438,000	488,519
Procter & Gamble Co.
1.85% due 02/02/21	450,000	454,973
Campbell Soup Co.
4.25% due 04/15/21	395,000	430,296
Danaher Corp.
3.90% due 06/23/21	345,000	377,214
Total Consumer, Non-cyclical		53,757,810

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 105

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Communications – 11.6%
Verizon Communications, Inc.
3.50% due 11/01/21	$2,577,000	$2,728,107
4.60% due 04/01/21	2,279,000	2,533,086
3.00% due 11/01/21	1,879,000	1,937,084
3.45% due 03/15/21	1,281,000	1,357,161
AT&T, Inc.
3.88% due 08/15/21	2,621,000	2,781,737
5.00% due 03/01/21	2,281,000	2,516,887
4.45% due 05/15/21	2,281,000	2,477,707
2.80% due 02/17/21	500,000	507,543
NBCUniversal Media LLC
4.38% due 04/01/21	2,877,000	3,195,236
Time Warner, Inc.
4.75% due 03/29/21	1,689,000	1,872,294
4.70% due 01/15/21	985,000	1,084,651
Telefonica Emisiones SAU
5.46% due 02/16/21	2,078,000	2,343,938
Walt Disney Co.
2.75% due 08/16/21	1,091,000	1,145,785
3.75% due 06/01/21	493,000	537,818
2.30% due 02/12/21	500,000	513,891
Amazon.com, Inc.
3.30% due 12/05/21	1,585,000	1,692,926
Viacom, Inc.
4.50% due 03/01/21	993,000	1,067,504
3.88% due 12/15/21	591,000	612,356
eBay, Inc.
2.88% due 08/01/21	1,481,000	1,504,132
Orange S.A.
4.13% due 09/14/21	1,287,000	1,410,140
21st Century Fox America, Inc.
4.50% due 02/15/21	1,188,000	1,309,914
Qwest Corp.
6.75% due 12/01/21	1,189,000	1,278,175
Time Warner Cable, Inc.
4.00% due 09/01/21	1,183,000	1,227,982
Alphabet, Inc.
3.63% due 05/19/21	887,000	969,113
Discovery Communications LLC
4.38% due 06/15/21	837,000	888,506
Vodafone Group plc
4.38% due 03/16/21	795,000	859,377
Cisco Systems, Inc.
2.90% due 03/04/21	739,000	773,776
WPP Finance 2010
4.75% due 11/21/21	689,000	759,762
Total Communications		41,886,588

Consumer, Cyclical – 8.7%
Ford Motor Credit Company LLC
5.88% due 08/02/21	3,150,000	3,587,857
5.75% due 02/01/21	1,500,000	1,698,416
3.20% due 01/15/21	1,500,000	1,534,197
Toyota Motor Credit Corp.
1.90% due 04/08/21	2,000,000	1,997,640
3.40% due 09/15/21	1,437,000	1,538,426
2.75% due 05/17/21	789,000	818,769
4.25% due 01/11/21	591,000	650,711
Home Depot, Inc.
2.00% due 04/01/21	2,000,000	2,019,658
4.40% due 04/01/21	1,429,000	1,589,054
General Motors Financial Company, Inc.
4.38% due 09/25/21	1,813,000	1,903,050
Gap, Inc.
5.95% due 04/12/21[1]	1,733,000	1,767,521
Lowe's Companies, Inc.
3.80% due 11/15/21	845,000	920,565
3.75% due 04/15/21	745,000	804,490
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	1,615,000	1,671,822
Wal-Mart Stores, Inc.
4.25% due 04/15/21	1,487,000	1,658,320
Nordstrom, Inc.
4.00% due 10/15/21	1,197,000	1,251,926
Kohl's Corp.
4.00% due 11/01/21	1,091,000	1,103,892
TJX Companies, Inc.
2.75% due 06/15/21	991,000	1,027,411
Wyndham Worldwide Corp.
4.25% due 03/01/22	860,000	898,640
Tupperware Brands Corp.
4.75% due 06/01/21[1]	793,000	841,340
CVS Health Corp.
4.13% due 05/15/21	689,000	746,078
Johnson Controls, Inc.
4.25% due 03/01/21	545,000	579,049
Macy's Retail Holdings, Inc.
3.45% due 01/15/21[1]	500,000	505,316
VF Corp.
3.50% due 09/01/21	395,000	424,091
Total Consumer, Cyclical		31,538,239

Energy – 8.6%
BP Capital Markets plc
4.74% due 03/11/21	1,631,000	1,812,186
3.56% due 11/01/21	1,330,000	1,405,525
Noble Energy, Inc.
4.15% due 12/15/21	1,929,000	1,975,507
5.63% due 05/01/21	755,000	786,073

See notes to financial statements.
106 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Energy – 8.6% (continued)
Exxon Mobil Corp.
2.22% due 03/01/21	$2,500,000	$2,535,438
Marathon Petroleum Corp.
5.13% due 03/01/21	1,641,000	1,777,123
Ensco plc
4.70% due 03/15/211	1,879,000	1,477,363
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	992,000	973,623
5.00% due 10/01/21	345,000	357,007
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88% due 03/01/22	739,000	755,204
6.50% due 07/15/21	395,000	406,732
EOG Resources, Inc.
4.10% due 02/01/21	1,089,000	1,161,268
Total Capital S.A.
4.13% due 01/28/21	788,000	858,483
4.25% due 12/15/21	197,000	217,959
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	1,000,000	1,026,565
Energy Transfer Partners, LP
4.65% due 06/01/21	739,000	733,915
5.20% due 02/01/22	286,000	287,659
EQT Corp.
4.88% due 11/15/21	991,000	1,005,904
Encana Corp.
3.90% due 11/15/21	1,091,000	973,718
Baker Hughes, Inc.
3.20% due 08/15/21	887,000	923,757
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
5.00% due 02/01/21	892,000	911,600
Total Capital International S.A.
2.75% due 06/19/21	887,000	909,286
ConocoPhillips Co.
2.88% due 11/15/21	893,000	898,485
SESI LLC
7.13% due 12/15/21	854,000	773,938
Devon Energy Corp.
4.00% due 07/15/21	795,000	767,747
Magellan Midstream Partners, LP
4.25% due 02/01/21	697,000	741,094
Buckeye Partners, LP
4.88% due 02/01/21	707,000	732,636
Transocean, Inc.
7.13% due 12/15/21	867,000	643,748
Enbridge Energy Partners, LP
4.20% due 09/15/21	542,000	546,295
Pioneer Natural Resources Co.
3.45% due 01/15/21	500,000	507,806
Halliburton Co.
3.25% due 11/15/21	493,000	506,166
Canadian Natural Resources Ltd.
3.45% due 11/15/21	493,000	475,753
Western Gas Partners, LP
5.38% due 06/01/21	443,000	446,656
Nabors Industries, Inc.
4.63% due 09/15/21	493,000	429,456
Williams Partners, LP
4.00% due 11/15/21	395,000	366,066
Total Energy		31,107,741

Industrial – 6.7%
General Electric Co.
4.65% due 10/17/21	2,660,000	3,012,004
5.30% due 02/11/21	2,439,000	2,805,440
4.63% due 01/07/21	2,020,000	2,269,106
John Deere Capital Corp.
3.15% due 10/15/21	894,000	939,670
3.90% due 07/12/21	492,000	536,444
2.80% due 03/04/21	394,000	408,212
2.55% due 01/08/21	300,000	307,696
United Parcel Service, Inc.
3.13% due 01/15/21	1,879,000	2,001,302
Lockheed Martin Corp.
3.35% due 09/15/21	1,585,000	1,673,561
Caterpillar, Inc.
3.90% due 05/27/21[1]	1,331,000	1,454,789
Honeywell International, Inc.
4.25% due 03/01/21	1,091,000	1,215,419
Emerson Electric Co.
2.63% due 12/01/21	886,000	917,855
Tyco Electronics Group S.A.
3.50% due 02/03/22	779,000	810,764
General Dynamics Corp.
3.88% due 07/15/21	739,000	810,699
Northrop Grumman Corp.
3.50% due 03/15/21	689,000	731,606
Fluor Corp.
3.38% due 09/15/21	662,000	692,962
Republic Services, Inc.
5.25% due 11/15/21	591,000	674,496
Joy Global, Inc.
5.13% due 10/15/21	693,000	617,471
Norfolk Southern Corp.
3.25% due 12/01/21	591,000	616,125
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	497,000	523,025

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 107

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Industrial – 6.7% (continued)
Amphenol Corp.
4.00% due 02/01/22	$493,000	$516,621
PerkinElmer, Inc.
5.00% due 11/15/21	345,000	380,918
Xylem, Inc.
4.88% due 10/01/21	350,000	377,684
Total Industrial		24,293,869

Technology – 6.5%
Apple, Inc.
2.85% due 05/06/21	3,957,000	4,134,689
2.25% due 02/23/21	3,000,000	3,048,330
Hewlett-Packard Co.
4.65% due 12/09/21	2,077,000	2,203,547
4.30% due 06/01/21	1,437,000	1,507,516
4.38% due 09/15/21	1,437,000	1,504,650
Intel Corp.
3.30% due 10/01/21	2,873,000	3,073,395
Oracle Corp.
2.80% due 07/08/21	2,175,000	2,257,920
Xerox Corp.
4.50% due 05/15/21	1,281,000	1,276,528
NetApp, Inc.
3.38% due 06/15/21	993,000	993,109
Applied Materials, Inc.
4.30% due 06/15/21	843,000	925,157
KLA-Tencor Corp.
4.13% due 11/01/21	739,000	782,461
International Business Machines Corp.
2.90% due 11/01/21	700,000	733,047
Xilinx, Inc.
3.00% due 03/15/21	595,000	615,751
Microsoft Corp.
4.00% due 02/08/21[1]	295,000	327,816
Total Technology		23,383,916

Basic Materials – 5.7%
Rio Tinto Finance USA Ltd.
3.75% due 09/20/21	1,231,000	1,290,322
4.13% due 05/20/21[1]	1,133,000	1,204,010
EI du Pont de Nemours & Co.
3.63% due 01/15/21	1,631,000	1,737,409
4.25% due 04/01/21	498,000	545,557
Barrick North America Finance LLC
4.40% due 05/30/21	2,025,000	2,124,064
International Paper Co.
4.75% due 02/15/22	1,380,000	1,511,987
7.50% due 08/15/21	395,000	478,761
Dow Chemical Co.
4.13% due 11/15/21	1,585,000	1,724,872
Ecolab, Inc.
4.35% due 12/08/21	1,533,000	1,703,735
Praxair, Inc.
4.05% due 03/15/21	845,000	927,842
3.00% due 09/01/21	697,000	727,482
LyondellBasell Industries N.V.
6.00% due 11/15/21	1,400,000	1,618,002
Alcoa, Inc.
5.40% due 04/15/21[1]	1,483,000	1,540,466
Monsanto Co.
2.75% due 07/15/21	985,000	996,056
Goldcorp, Inc.
3.63% due 06/09/21	893,000	900,770
Kinross Gold Corp.
5.13% due 09/01/21	745,000	727,008
Freeport-McMoRan, Inc.
4.00% due 11/14/21	543,000	473,768
Teck Resources Ltd.
4.50% due 01/15/21[1]	351,000	300,874
Total Basic Materials		20,532,985

Utilities – 1.5%
Duke Energy Progress LLC
3.00% due 09/15/21	895,000	943,600
Duke Energy Corp.
3.55% due 09/15/21	891,000	940,239
Puget Energy, Inc.
6.00% due 09/01/21	645,000	734,124
Southern California Edison Co.
3.88% due 06/01/21	640,000	698,630
National Fuel Gas Co.
4.90% due 12/01/21	644,000	658,519
Duke Energy Carolinas LLC
3.90% due 06/15/21	591,000	649,204
Ohio Power Co.
5.38% due 10/01/21	492,000	564,111
Dominion Resources, Inc.
4.45% due 03/15/21	344,000	374,476
Total Utilities		5,562,903
Total Corporate Bonds
(Cost $351,931,571)		356,889,205

See notes to financial statements.
108 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 0.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3028%	3,310,837	$3,310,837
Total Securities Lending Collateral
(Cost $3,310,837)		3,310,837
Total Investments – 99.7%
(Cost $355,242,408)		$360,200,042
Other Assets & Liabilities, net – 0.3%		1,225,241
Total Net Assets – 100.0%		$361,425,283

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.
See Sector Classification in Supplemental Information section.
Country Diversification
% of Corporate
Country	Bonds
United States	80.4%
United Kingdom	5.4%
France	3.2%
Canada	3.1%
Netherlands	1.6%
Japan	1.6%
Ireland	1.1%
Australia	0.7%
Switzerland	0.7%
Sweden	0.7%
Spain	0.7%
Germany	0.4%
Luxembourg	0.2%
Cayman Islands	0.2%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$356,889,205	$—	$356,889,205
Securities Lending Collateral	3,310,837	—	—	3,310,837
Total	$3,310,837	$356,889,205	$—	$360,200,042
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 109

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 26.9%
JPMorgan Chase & Co.
4.50% due 01/24/22	$4,137,000	$4,549,724
3.25% due 09/23/22	2,727,000	2,808,551
Goldman Sachs Group, Inc.
5.75% due 01/24/22	4,716,000	5,414,625
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	2,699,000	2,918,591
3.95% due 11/09/22	2,000,000	2,065,602
Citigroup, Inc.
4.50% due 01/14/22	2,691,000	2,936,879
4.05% due 07/30/22	806,000	841,873
HSBC Holdings plc
4.00% due 03/30/22	2,554,000	2,687,620
4.88% due 01/14/22	994,000	1,089,925
Bank of America Corp.
5.70% due 01/24/22	2,840,000	3,255,438
Wells Fargo & Co.
3.50% due 03/08/22	3,056,000	3,240,496
Barclays Bank plc
7.63% due 11/21/22	2,750,000	3,006,093
Visa, Inc.
2.80% due 12/14/22	2,500,000	2,590,352
Royal Bank of Scotland Group plc
6.13% due 12/15/22	2,430,000	2,587,629
US Bancorp
2.95% due 07/15/22	1,550,000	1,592,334
3.00% due 03/15/22	835,000	873,972
Morgan Stanley
4.88% due 11/01/22	2,148,000	2,335,104
UBS AG/Stamford CT
7.63% due 08/17/22	2,000,000	2,302,172
General Electric Capital Corp.
3.15% due 09/07/22	2,085,000	2,200,346
Boston Properties LP
3.85% due 02/01/23	1,909,000	2,020,814
Chubb INA Holdings, Inc.
2.88% due 11/03/22	1,909,000	1,964,168
American International Group, Inc.
4.88% due 06/01/22	1,780,000	1,948,139
Bank of Montreal
2.55% due 11/06/22	1,925,000	1,938,292
American Express Co.
2.65% due 12/02/22	1,726,000	1,737,442
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	1,565,000	1,649,280
PNC Funding Corp.
3.30% due 03/08/22	1,399,000	1,479,423
CME Group, Inc.
3.00% due 09/15/22	1,344,000	1,398,683
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,292,988
PNC Bank North America
2.70% due 11/01/22	1,250,000	1,248,024
International Lease Finance Corp.
8.63% due 01/15/22	900,000	1,094,625
5.88% due 08/15/22	100,000	109,500
HCP, Inc.
4.00% due 12/01/22	1,159,000	1,185,804
Private Export Funding Corp.
2.80% due 05/15/22	1,114,000	1,177,391
Crown Castle International Corp.
4.88% due 04/15/22	886,000	965,669
TD Ameritrade Holding Corp.
2.95% due 04/01/22	909,000	932,490
Northern Trust Corp.
2.38% due 08/02/22	886,000	893,609
People's United Financial, Inc.
3.65% due 12/06/22	876,000	884,283
Invesco Finance plc
3.13% due 11/30/22	802,000	824,641
Berkshire Hathaway, Inc.
3.40% due 01/31/22	723,000	772,371
MetLife, Inc.
3.05% due 12/15/22	735,000	749,529
PNC Financial Services Group, Inc.
2.85% due 11/09/22[1]	705,000	717,735
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	594,000	669,086
Discover Financial Services
3.85% due 11/21/22	626,000	635,438
Voya Financial, Inc.
5.50% due 07/15/22	483,000	539,736
American Tower Corp.
4.70% due 03/15/22	483,000	524,877
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	483,000	512,830
Hospitality Properties Trust
5.00% due 08/15/22	481,000	507,061
E*TRADE Financial Corp.
5.38% due 11/15/22	451,000	473,550
Air Lease Corp.
3.75% due 02/01/22	444,000	451,275
Kimco Realty Corp.
3.40% due 11/01/22	400,000	412,184

See notes to financial statements.
110 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Financial – 26.9% (continued)
BlackRock, Inc.
3.38% due 06/01/22	$344,000	$366,334
Brixmor Operating Partnership, LP
3.88% due 08/15/22	365,000	366,299
Fifth Third Bancorp
3.50% due 03/15/22	344,000	358,732
AerCap Ireland Capital Limited /
AerCap Global Aviation Trust
4.63% due 07/01/22	200,000	205,750
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	127,000	128,328
Total Financial		82,433,706

Consumer, Non-cyclical – 21.6%
Anheuser-Busch InBev Finance, Inc.
3.30% due 02/01/23	6,500,000	6,689,799
AbbVie, Inc.
2.90% due 11/06/22	3,885,000	3,910,925
3.20% due 11/06/22	886,000	902,913
Medtronic, Inc.
3.15% due 03/15/22	3,216,000	3,389,185
3.13% due 03/15/22	262,000	275,186
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	3,291,000	3,281,133
Actavis Funding SCS
3.45% due 03/15/22	3,174,000	3,228,580
Celgene Corp.
3.25% due 08/15/22	1,399,000	1,433,267
3.55% due 08/15/22	909,000	946,204
GlaxoSmithKline Capital plc
2.85% due 05/08/22	2,143,000	2,223,039
Kraft Heinz Foods Co.
3.50% due 06/06/22	2,097,000	2,190,124
PepsiCo, Inc.
2.75% due 03/05/22	1,565,000	1,619,861
3.10% due 07/17/22	500,000	524,861
Merck & Company, Inc.
2.35% due 02/10/22	2,061,000	2,093,852
Altria Group, Inc.
2.85% due 08/09/22	1,922,000	1,981,572
Actavis, Inc.
3.25% due 10/01/22	1,945,000	1,957,452
Merck & Co., Inc.
2.40% due 09/15/22	1,825,000	1,849,046
Novartis Capital Corp.
2.40% due 09/21/22	1,739,000	1,772,185
HCA, Inc.
5.88% due 03/15/22	1,452,000	1,571,790
Anthem, Inc.
3.13% due 05/15/22	1,507,000	1,523,603
Gilead Sciences, Inc.
3.25% due 09/01/22	1,273,000	1,331,531
Tyson Foods, Inc.
4.50% due 06/15/22	1,204,000	1,325,248
UnitedHealth Group, Inc.
3.35% due 07/15/22	1,231,000	1,301,184
Amgen, Inc.
2.70% due 05/01/22	797,000	809,323
3.63% due 05/15/22	418,000	442,942
Catholic Health Initiatives
2.95% due 11/01/22	1,194,000	1,204,899
Reynolds American, Inc.
4.00% due 06/12/22	970,000	1,043,881
Express Scripts Holding Co.
3.90% due 02/15/22	941,000	987,149
Diageo Investment Corp.
2.88% due 05/11/22	946,000	983,340
Biogen, Inc.
3.63% due 09/15/22	909,000	949,109
Philip Morris International, Inc.
2.50% due 08/22/22	933,000	943,674
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	923,000	937,539
Bristol-Myers Squibb Co.
2.00% due 08/01/22	925,000	923,753
Abbott Laboratories
2.55% due 03/15/22	886,000	891,779
Covidien International Finance S.A.
3.20% due 06/15/22	844,000	887,810
Procter & Gamble Co.
2.30% due 02/06/22	852,000	872,865
Aetna, Inc.
2.75% due 11/15/22	855,000	855,476
ADT Corp.
3.50% due 07/15/22	900,000	830,250
Laboratory Corporation of America Holdings
3.75% due 08/23/22	341,000	356,746
3.20% due 02/01/22	349,000	353,491
Molson Coors Brewing Co.
3.50% due 05/01/22[2]	661,000	686,569
Clorox Co.
3.05% due 09/15/22	627,000	646,961
Colgate-Palmolive Co.
2.30% due 05/03/22	630,000	646,316

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 111

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 21.6% (continued)
Block Financial LLC
5.50% due 11/01/22	$483,000	$516,040
Humana, Inc.
3.15% due 12/01/22	483,000	489,223
Equifax, Inc.
3.30% due 12/15/22	449,000	466,124
Boston Scientific Corp.
3.38% due 05/15/22	444,000	453,908
Kroger Co.
3.40% due 04/15/22	344,000	363,528
Moody's Corp.
4.50% due 09/01/22	299,000	329,787
Total Consumer, Non-cyclical		66,195,022

Energy – 11.6%
BP Capital Markets plc
3.25% due 05/06/22	2,493,000	2,570,302
2.50% due 11/06/22	1,425,000	1,408,707
Chevron Corp.
2.36% due 12/05/22	2,564,000	2,545,154
2.41% due 03/03/22	173,000	173,588
Williams Partners, LP
3.60% due 03/15/22	1,561,000	1,376,267
3.35% due 08/15/22	1,030,000	890,176
Phillips 66
4.30% due 04/01/22	2,079,000	2,229,962
Continental Resources, Inc.
5.00% due 09/15/22	1,524,000	1,447,800
Exxon Mobil Corp.
2.40% due 03/06/22	1,386,000	1,403,037
Shell International Finance BV
2.38% due 08/21/22	1,303,000	1,313,917
Regency Energy Partners LP /
Regency Energy Finance Corp.
5.88% due 03/01/22	1,215,000	1,241,641
Devon Energy Corp.
3.25% due 05/15/22[2]	1,334,000	1,211,492
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,194,000	1,159,236
National Oilwell Varco, Inc.
2.60% due 12/01/22	1,285,000	1,147,893
Total Capital International S.A.
2.88% due 02/17/22	948,000	970,588
Occidental Petroleum Corp.
3.13% due 02/15/22	918,000	952,431
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	968,000	950,149
ConocoPhillips Co.
2.40% due 12/15/22	925,000	891,808
Southwestern Energy Co.
4.10% due 03/15/22	1,083,000	888,060
ONEOK Partners, LP
3.38% due 10/01/22	925,000	881,338
Newfield Exploration Co.
5.75% due 01/30/22	859,000	869,738
Apache Corp.
3.25% due 04/15/22	844,000	842,323
Murphy Oil Corp.
4.00% due 06/01/22[2]	483,000	426,639
3.70% due 12/01/22	418,000	379,510
Energy Transfer Partners, LP
5.20% due 02/01/22	778,000	782,514
Williams Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	786,000	771,345
Marathon Oil Corp.
2.80% due 11/01/22	881,000	762,634
Enterprise Products Operating LLC
4.05% due 02/15/22	695,000	734,730
Western Gas Partners, LP
4.00% due 07/01/22	712,000	674,147
FMC Technologies, Inc.
3.45% due 10/01/22	704,000	647,728
Husky Energy, Inc.
3.95% due 04/15/22	483,000	488,600
Weatherford International Ltd.
4.50% due 04/15/22[2]	594,000	463,320
Regency Energy Partners Limited Partnership /
Regency Energy Finance Corp.
5.00% due 10/01/22	444,000	436,438
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.65% due 06/01/22	449,000	422,246
Rowan Companies, Inc.
4.88% due 06/01/22	483,000	378,687
Transocean, Inc.
5.05% due 10/15/22	560,000	355,600
Pioneer Natural Resources Co.
3.95% due 07/15/22	278,000	287,381
Cenovus Energy, Inc.
3.00% due 08/15/22	168,000	149,760
Total Energy		35,526,886
See notes to financial statements.
112 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Communications – 10.0%
AT&T, Inc.
3.00% due 06/30/22	$2,827,000	$2,835,246
3.00% due 02/15/22	2,165,000	2,178,776
3.60% due 02/17/23	1,800,000	1,850,548
2.63% due 12/01/22	1,563,000	1,534,038
3.80% due 03/15/22	1,120,000	1,170,058
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	1,695,000	2,372,375
Verizon Communications, Inc.
2.45% due 11/01/22	2,339,000	2,324,697
eBay, Inc.
2.60% due 07/15/22	1,549,000	1,505,719
3.80% due 03/09/22	500,000	520,046
Omnicom Group, Inc.
3.63% due 05/01/22	1,452,000	1,527,611
America Movil SAB de CV
3.13% due 07/16/22	1,350,000	1,375,285
Amazon.com, Inc.
2.50% due 11/29/22	1,313,000	1,339,966
Time Warner, Inc.
4.00% due 01/15/22	620,000	664,045
3.40% due 06/15/22	563,000	584,462
21st Century Fox America, Inc.
3.00% due 09/15/22	1,182,000	1,215,037
Comcast Corp.
3.13% due 07/15/22	1,020,000	1,072,297
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,046,000	1,047,207
Vodafone Group plc
2.50% due 09/26/22[2]	1,050,000	1,029,015
Motorola Solutions, Inc.
3.75% due 05/15/22	844,000	829,790
Walt Disney Co.
2.35% due 12/01/22	802,000	818,248
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	706,000	748,511
Cisco Systems, Inc.
3.00% due 06/15/22	672,000	710,465
CBS Corp.
3.38% due 03/01/22	608,000	629,660
WPP Finance 2010
3.63% due 09/07/22	585,000	605,270
Discovery Communications LLC
3.30% due 05/15/22	127,000	126,510
Total Communications		30,614,882

Industrial – 8.8%
United Technologies Corp.
3.10% due 06/01/22	2,791,000	2,929,967
General Electric Co.
2.70% due 10/09/22	2,776,000	2,865,356
Eaton Corp.
2.75% due 11/02/22	1,865,000	1,880,781
Raytheon Co.
2.50% due 12/15/22	1,726,000	1,767,480
3M Co.
2.00% due 06/26/22	1,411,000	1,425,068
ABB Finance USA, Inc.
2.88% due 05/08/22	1,199,000	1,230,137
Republic Services, Inc.
3.55% due 06/01/22	1,097,000	1,160,020
Koninklijke Philips N.V.
3.75% due 03/15/22	1,078,000	1,143,603
United Parcel Service, Inc.
2.45% due 10/01/22	1,055,000	1,077,567
Deere & Co.
2.60% due 06/08/22	1,052,000	1,066,937
General Dynamics Corp.
2.25% due 11/15/22	1,051,000	1,058,946
Stanley Black & Decker, Inc.
2.90% due 11/01/22	888,000	924,620
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	869,000	892,132
Union Pacific Corp.
4.16% due 07/15/22	700,000	776,755
Waste Management, Inc.
2.90% due 09/15/22	679,000	694,542
John Deere Capital Corp.
2.75% due 03/15/22	667,000	685,579
Caterpillar, Inc.
2.60% due 06/26/22	644,000	655,228
Burlington Northern Santa Fe LLC
3.05% due 09/01/22	483,000	505,775
Caterpillar Financial Services Corp.
2.85% due 06/01/22[2]	481,000	497,471
Jabil Circuit, Inc.
4.70% due 09/15/22	489,000	494,501
Flowserve Corp.
3.50% due 09/15/22	490,000	491,076
Norfolk Southern Corp.
3.00% due 04/01/22	475,000	488,813
Lockheed Martin Corp.
3.10% due 01/15/23	451,000	469,068

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 113

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Industrial – 8.8% (continued)
Roper Technologies, Inc.
3.13% due 11/15/22	$451,000	$454,741
FedEx Corp.
2.63% due 08/01/22	449,000	452,381
Owens Corning
4.20% due 12/15/22	418,000	431,743
Pentair Finance S.A.
3.15% due 09/15/22	418,000	402,772
Total Industrial		26,923,059

Technology – 8.0%
Oracle Corp.
2.50% due 10/15/22	3,278,000	3,316,317
2.50% due 05/15/22	2,411,000	2,453,629
Apple, Inc.
2.15% due 02/09/22	1,841,000	1,837,940
2.70% due 05/13/22	1,655,000	1,701,817
2.85% due 02/23/23	1,350,000	1,391,334
Microsoft Corp.
2.38% due 02/12/22	1,304,000	1,333,656
2.13% due 11/15/22	1,327,000	1,330,960
2.65% due 11/03/22	1,209,000	1,248,219
Intel Corp.
2.70% due 12/15/22	1,812,000	1,874,163
3.10% due 07/29/22	886,000	936,327
International Business Machines Corp.
2.88% due 11/09/22	1,650,000	1,718,015
1.88% due 08/01/22	900,000	884,678
QUALCOMM, Inc.
3.00% due 05/20/22	2,096,000	2,171,708
Fidelity National Information Services, Inc.
4.50% due 10/15/22	851,000	914,121
Fiserv, Inc.
3.50% due 10/01/22	772,000	804,660
HP, Inc.
4.05% due 09/15/22[2]	689,000	713,023
Total Technology		24,630,567

Consumer, Cyclical – 5.9%
CVS Health Corp.
3.50% due 07/20/22	1,832,000	1,935,788
2.75% due 12/01/22	1,174,000	1,186,102
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,500,000	1,592,312
3.22% due 01/09/22	500,000	508,285
Toyota Motor Credit Corp.
3.30% due 01/12/22	1,378,000	1,468,484
2.80% due 07/13/22	400,000	415,616
General Motors Financial Company, Inc.
3.45% due 04/10/22	1,686,000	1,674,823
Home Depot, Inc.
2.63% due 06/01/22	1,513,000	1,556,809
Walgreen Co.
3.10% due 09/15/22	1,311,000	1,326,805
Target Corp.
2.90% due 01/15/22	1,111,000	1,168,494
McDonald's Corp.
2.63% due 01/15/22	919,000	939,538
NVR, Inc.
3.95% due 09/15/22	815,000	840,435
Lowe's Companies, Inc.
3.12% due 04/15/22	740,000	779,073
Mohawk Industries, Inc.
3.85% due 02/01/23	687,000	710,298
Costco Wholesale Corp.
2.25% due 02/15/22	613,000	623,682
AutoZone, Inc.
3.70% due 04/15/22	563,000	591,429
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	490,000	489,769
Starbucks Corp.
2.70% due 06/15/22	444,000	461,469
Total Consumer, Cyclical		18,269,211

Basic Materials – 4.0%
Rio Tinto Finance USA plc
3.50% due 03/22/22	1,758,000	1,796,191
2.88% due 08/21/22	483,000	476,197
Newmont Mining Corp.
3.50% due 03/15/22	1,665,000	1,678,735
Freeport-McMoRan, Inc.
3.55% due 03/01/22[2]	1,900,000	1,600,750
Dow Chemical Co.
3.00% due 11/15/22	1,272,000	1,296,365
Praxair, Inc.
2.20% due 08/15/22	749,000	747,872
2.45% due 02/15/22	400,000	407,630
Eastman Chemical Co.
3.60% due 08/15/22	1,104,000	1,146,925
Agrium, Inc.
3.15% due 10/01/22	1,063,000	1,067,304

See notes to financial statements.
114 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Basic Materials – 4.0% (continued)
Alcoa, Inc.
5.87% due 02/23/22	$600,000	$619,500
Syngenta Finance N.V.
3.13% due 03/28/22	601,000	616,738
Nucor Corp.
4.13% due 09/15/22	483,000	512,544
Teck Resources Ltd.
4.75% due 01/15/22	574,000	467,810
Total Basic Materials		12,434,561

Utilities – 2.1%
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,077,000	1,350,371
NiSource Finance Corp.
6.13% due 03/01/22	799,000	944,519
Entergy Corp.
4.00% due 07/15/22	857,000	908,373
FirstEnergy Corp.
4.25% due 03/15/23	851,000	880,099
Duke Energy Corp.
3.05% due 08/15/22	858,000	877,212
Sempra Energy
2.88% due 10/01/22	744,000	750,271
Exelon Generation Company LLC
4.25% due 06/15/22	483,000	505,992
Duke Energy Progress, Inc.
2.80% due 05/15/22	127,000	131,480
Total Utilities		6,348,317
Total Corporate Bonds
(Cost $301,731,537)		303,376,211

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.8%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3026%	2,340,404	$2,340,404
Total Securities Lending Collateral
(Cost $2,340,404)		2,340,404
Total Investments – 99.7%
(Cost $304,071,941)		$305,716,615
Other Assets & Liabilities, net – 0.3%		968,701
Total Net Assets – 100.0%		$306,685,316

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.
See Sector Classification in Supplemental Information section.

Country Diversification
% of
Country	Corporate Bonds
United States	84.9%
United Kingdom	6.7%
Netherlands	2.7%
Canada	1.7%
Luxembourg	1.5%
Switzerland	0.8%
Mexico	0.5%
Japan	0.4%
Other	0.8%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 115

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued
The following table summarizes the inputs used to value the Fund's net assets at May 31, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$303,376,211	$—	$303,376,211
Securities Lending Collateral	2,340,404	—	—	2,340,404
Total	$2,340,404	$303,376,211	$—	$305,716,615

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
116 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 26.4%
Bank of America Corp.
3.30% due 01/11/23	$2,550,000	$2,599,887
4.10% due 07/24/23	900,000	957,328
Morgan Stanley
3.75% due 02/25/23	1,500,000	1,564,878
4.10% due 05/22/23	1,400,000	1,447,361
JPMorgan Chase & Co.
3.20% due 01/25/23	1,600,000	1,643,971
3.38% due 05/01/23	1,300,000	1,310,472
Citigroup, Inc.
3.88% due 10/25/23	950,000	999,777
3.50% due 05/15/23	900,000	909,124
3.38% due 03/01/23	500,000	511,741
Wells Fargo & Co.
3.45% due 02/13/23	1,000,000	1,024,219
4.13% due 08/15/23	950,000	1,012,027
Royal Bank of Scotland Group plc
6.00% due 12/19/23	1,250,000	1,307,971
6.10% due 06/10/23	500,000	524,334
State Street Corp.
3.70% due 11/20/23	700,000	760,868
3.10% due 05/15/23	700,000	717,757
Goldman Sachs Group, Inc.
3.63% due 01/22/23	1,400,000	1,453,341
Berkshire Hathaway, Inc.
3.00% due 02/11/23	750,000	787,649
2.75% due 03/15/23	300,000	307,946
Cooperatieve Rabobank UA
4.63% due 12/01/23	1,000,000	1,061,370
Capital One Bank USA North America
3.38% due 02/15/23	1,000,000	1,004,390
Crown Castle International Corp.
5.25% due 01/15/23	900,000	1,002,150
PNC Bank North America
3.80% due 07/25/23	500,000	530,743
2.95% due 01/30/23	406,000	407,413
MetLife, Inc.
4.37% due 09/15/23	800,000	876,845
Boston Properties, LP
3.13% due 09/01/23	700,000	711,711
3.80% due 02/01/24	148,000	156,375
U.S. Bancorp
3.70% due 01/30/24	700,000	760,100
Ameriprise Financial, Inc.
4.00% due 10/15/23	700,000	749,839
HCP, Inc.
4.25% due 11/15/23	700,000	718,234
Fifth Third Bancorp
4.30% due 01/16/24	675,000	714,292
Loews Corp.
2.63% due 05/15/23	550,000	545,225
Prologis, LP
4.25% due 08/15/23	500,000	545,184
Realty Income Corp.
4.65% due 08/01/23	500,000	541,102
Sumitomo Mitsui Banking Corp.
3.95% due 07/19/23	500,000	539,481
Alexandria Real Estate Equities, Inc.
3.90% due 06/15/23	500,000	512,168
Simon Property Group, LP
3.75% due 02/01/24	475,000	509,876
ERP Operating, LP
3.00% due 04/15/23	500,000	509,580
Weyerhaeuser Co.
4.63% due 09/15/23	450,000	488,712
Jefferies Group LLC
5.13% due 01/20/23	450,000	467,052
American Tower Corp.
3.50% due 01/31/23	400,000	408,352
CBRE Services, Inc.
5.00% due 03/15/23	250,000	256,758
Aflac, Inc.
3.63% due 06/15/23	200,000	212,070
Allstate Corp.
3.15% due 06/15/23	200,000	208,304
Capital One Financial Corp.
3.50% due 06/15/23	200,000	204,965
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	200,000	197,876
Total Financial		34,680,818

Consumer, Non-cyclical – 18.8%
PepsiCo, Inc.
3.60% due 03/01/24	1,075,000	1,166,301
2.75% due 03/01/23	400,000	412,886
Johnson & Johnson
2.05% due 03/01/23	800,000	800,211
3.38% due 12/05/23	700,000	764,758
Thermo Fisher Scientific, Inc.
3.15% due 01/15/23	700,000	705,892
3.00% due 04/15/23	500,000	502,681
4.15% due 02/01/24	300,000	322,262

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 117

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 18.8% (continued)
Coca-Cola Co.
3.20% due 11/01/23	$1,150,000	$1,227,594
2.50% due 04/01/23	200,000	204,713
Philip Morris International, Inc.
3.60% due 11/15/23	650,000	702,618
2.63% due 03/06/23	500,000	508,210
Merck & Co., Inc.
2.80% due 05/18/23	1,150,000	1,184,999
Medtronic, Inc.
3.63% due 03/15/24	501,000	537,836
2.75% due 04/01/23	500,000	510,436
Mondelez International, Inc.
4.00% due 02/01/24	950,000	1,033,302
Diageo Capital plc
2.63% due 04/29/23	950,000	967,864
UnitedHealth Group, Inc.
2.88% due 03/15/23	700,000	716,879
2.75% due 02/15/23	200,000	204,397
Anheuser-Busch InBev Finance, Inc.
2.63% due 01/17/23	900,000	899,440
McKesson Corp.
3.80% due 03/15/24	716,000	763,081
Kroger Co.
4.00% due 02/01/24	500,000	543,898
3.85% due 08/01/23	200,000	216,063
Bristol-Myers Squibb Co.
3.25% due 11/01/23	700,000	755,483
Zoetis, Inc.
3.25% due 02/01/23	750,000	751,530
Procter & Gamble Co.
3.10% due 08/15/23	700,000	748,425
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	700,000	720,965
HCA, Inc.
4.75% due 05/01/23	700,000	715,750
Anthem, Inc.
3.30% due 01/15/23	700,000	711,612
St. Jude Medical, Inc.
3.25% due 04/15/23	700,000	710,130
Reynolds American, Inc.
4.85% due 09/15/23	600,000	675,020
ConAgra Foods, Inc.
3.20% due 01/25/23	657,000	665,099
Howard Hughes Corp.
3.50% due 09/01/23	550,000	595,266
Pfizer, Inc.
3.00% due 06/15/23	550,000	576,046
Colgate-Palmolive Co.
1.95% due 02/01/23	500,000	498,820
Mylan, Inc.
4.20% due 11/29/23	450,000	462,476
ADT Corp.
4.13% due 06/15/23[1]	250,000	233,750
Celgene Corp.
4.00% due 08/15/23	200,000	213,325
Coca-Cola Femsa SAB de CV
3.88% due 11/26/23	200,000	210,508
Total System Services, Inc.
3.75% due 06/01/23	200,000	198,940
Moody's Corp.
4.88% due 02/15/24	100,000	111,977
Cardinal Health, Inc.
3.20% due 03/15/23	100,000	102,995
Lender Processing Services Incorporated /
Black Knight Lending Solutions Inc
5.75% due 04/15/23	34,000	35,870
Total Consumer, Non-cyclical		24,590,308

Energy – 12.7%
Chevron Corp.
3.19% due 06/24/23	1,400,000	1,456,705
Exxon Mobil Corp.
3.18% due 03/15/24	896,000	939,660
2.73% due 03/01/23	500,000	510,247
Shell International Finance BV
2.25% due 01/06/23	900,000	884,534
3.40% due 08/12/23	350,000	364,826
BP Capital Markets plc
2.75% due 05/10/23	700,000	690,098
3.99% due 09/26/23	500,000	533,985
Schlumberger Investment S.A.
3.65% due 12/01/23	900,000	949,352
Continental Resources, Inc.
4.50% due 04/15/23	1,012,000	926,612
Halliburton Co.
3.50% due 08/01/23	850,000	862,409
Access Midstream Partners LP / ACMP Finance Corp.
4.88% due 05/15/23	900,000	823,777
Enterprise Products Operating LLC
3.35% due 03/15/23	800,000	813,918
Total Capital Canada Ltd.
2.75% due 07/15/23	780,000	782,019

See notes to financial statements.
118 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Energy – 12.7% (continued)
TransCanada PipeLines Ltd.
3.75% due 10/16/23	$700,000	$728,503
EOG Resources, Inc.
2.63% due 03/15/23	700,000	685,512
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.50% due 04/15/23	450,000	440,775
4.50% due 11/01/23	200,000	188,427
Total Capital International S.A.
2.70% due 01/25/23	600,000	599,744
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.85% due 10/15/23	650,000	594,277
Occidental Petroleum Corp.
2.70% due 02/15/23	500,000	497,008
Energy Transfer Partners, LP
3.60% due 02/01/23	450,000	411,006
Enbridge, Inc.
4.00% due 10/01/23	400,000	392,293
Kinder Morgan Energy Partners, LP
3.45% due 02/15/23	200,000	188,117
3.50% due 09/01/23	200,000	187,092
DCP Midstream Operating, LP
3.88% due 03/15/23	250,000	223,125
Buckeye Partners, LP
4.15% due 07/01/23	200,000	193,532
Apache Corp.
2.63% due 01/15/23	200,000	190,299
Spectra Energy Capital LLC
3.30% due 03/15/23	200,000	184,701
Williams Partners, LP
4.50% due 11/15/23	200,000	182,040
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.88% due 02/15/23	157,000	146,795
Williams Companies, Inc.
3.70% due 01/15/23	50,000	42,375
Total Energy		16,613,763

Communications – 12.1%
Verizon Communications, Inc.
5.15% due 09/15/23	4,700,000	5,399,068
4.15% due 03/15/24	1,145,000	1,240,768
Rogers Communications, Inc.
4.10% due 10/01/23	850,000	926,962
3.00% due 03/15/23	200,000	204,834
Vodafone Group plc
2.95% due 02/19/23	1,100,000	1,090,040
Time Warner Entertainment Company, LP
8.38% due 03/15/23	850,000	1,087,654
Comcast Corp.
2.85% due 01/15/23	700,000	724,347
2.75% due 03/01/23	300,000	306,619
NBCUniversal Media LLC
2.88% due 01/15/23	900,000	924,830
Viacom, Inc.
4.25% due 09/01/23	800,000	819,045
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	700,000	729,644
AT&T, Inc.
3.90% due 03/11/24[1]	651,000	679,093
Telefonica Emisiones SAU
4.57% due 04/27/23	350,000	380,531
Motorola Solutions, Inc.
3.50% due 03/01/23	300,000	284,132
Cisco Systems, Inc.
2.60% due 02/28/23	250,000	256,474
Time Warner, Inc.
4.05% due 12/15/23	200,000	215,306
Thomson Reuters Corp.
4.30% due 11/23/23	200,000	215,301
Interpublic Group of Companies, Inc.
3.75% due 02/15/23	200,000	205,355
Historic TW, Inc.
9.15% due 02/01/23	153,000	202,362
Total Communications		15,892,365

Consumer, Cyclical – 8.3%
Home Depot, Inc.
3.75% due 02/15/24	950,000	1,042,840
2.70% due 04/01/23	200,000	205,841
Wal-Mart Stores, Inc.
2.55% due 04/11/23	1,100,000	1,126,916
Newell Brands, Inc.
3.85% due 04/01/23	1,000,000	1,042,793
General Motors Co.
4.88% due 10/02/23	950,000	1,010,901
Ford Motor Credit Co. LLC
4.38% due 08/06/23	900,000	966,801
CVS Health Corp.
4.00% due 12/05/23	700,000	759,797
Lowe's Companies, Inc.
3.88% due 09/15/23	650,000	713,105
Dollar General Corp.
3.25% due 04/15/23	650,000	656,876

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 119

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Cyclical – 8.3% (continued)
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	$700,000	$645,975
Starbucks Corp.
3.85% due 10/01/23	400,000	442,733
Toyota Motor Credit Corp.
2.63% due 01/10/23	400,000	408,669
General Motors Financial Co., Inc.
4.25% due 05/15/23	350,000	358,233
Delphi Corp.
4.15% due 03/15/24	311,000	327,608
Staples, Inc.
4.38% due 01/12/23[1]	300,000	304,297
AutoZone, Inc.
3.13% due 07/15/23	250,000	254,726
NIKE, Inc.
2.25% due 05/01/23	200,000	201,629
TJX Companies, Inc.
2.50% due 05/15/23	200,000	200,264
QVC, Inc.
4.38% due 03/15/23	200,000	197,235
Total Consumer, Cyclical		10,867,239

Technology – 7.1%
Apple, Inc.
2.40% due 05/03/23	3,650,000	3,651,211
Microsoft Corp.
3.63% due 12/15/23	1,000,000	1,094,712
2.38% due 05/01/23	400,000	403,878
International Business Machines Corp.
3.38% due 08/01/23	900,000	959,464
Fidelity National Information Services, Inc.
3.50% due 04/15/23	800,000	810,841
EMC Corp./MA
3.38% due 06/01/23[1]	800,000	685,089
Seagate HDD Cayman
4.75% due 06/01/23	650,000	543,611
Oracle Corp.
3.63% due 07/15/23	500,000	541,105
Analog Devices, Inc.
2.88% due 06/01/23	300,000	305,593
Maxim Integrated Products, Inc.
3.38% due 03/15/23	200,000	201,883
Texas Instruments, Inc.
2.25% due 05/01/23	100,000	99,618
Total Technology		9,297,005

Industrial – 6.0%
General Electric Co.
3.10% due 01/09/23	900,000	948,325
Burlington Northern Santa Fe, LLC
3.00% due 03/15/23	650,000	677,705
3.85% due 09/01/23	200,000	218,463
Caterpillar Financial Services Corp.
3.75% due 11/24/23	700,000	757,621
John Deere Capital Corp.
2.80% due 03/06/23	500,000	514,193
2.80% due 01/27/23	200,000	204,151
Norfolk Southern Corp.
2.90% due 02/15/23	700,000	710,437
Illinois Tool Works, Inc.
3.50% due 03/01/24	637,000	686,341
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	600,000	651,143
Packaging Corporation of America
4.50% due 11/01/23	503,000	537,843
Northrop Grumman Corp.
3.25% due 08/01/23	400,000	420,640
Precision Castparts Corp.
2.50% due 01/15/23	400,000	406,014
Agilent Technologies, Inc.
3.88% due 07/15/23	300,000	311,977
Republic Services, Inc.
4.75% due 05/15/23	200,000	224,143
CSX Corp.
3.70% due 11/01/23	200,000	213,759
Cummins, Inc.
3.65% due 10/01/23	200,000	213,348
Emerson Electric Co.
2.63% due 02/15/23	200,000	202,783
Total Industrial		7,898,886

Basic Materials – 4.3%
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23	1,100,000	910,249
Nucor Corp.
4.00% due 08/01/23	700,000	738,934
Agrium, Inc.
3.50% due 06/01/23	700,000	714,395
El du Pont de Nemours & Co.
2.80% due 02/15/23	700,000	703,445
LYB International Finance BV
4.00% due 07/15/23	600,000	633,860

See notes to financial statements.
120 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Basic Materials – 4.3% (continued)
CF Industries, Inc.
3.45% due 06/01/23	$500,000	$492,675
Goldcorp, Inc.
3.70% due 03/15/23	400,000	393,966
Barrick Gold Corp.
4.10% due 05/01/23	326,000	330,537
Mosaic Co.
4.25% due 11/15/23	200,000	213,181
Praxair, Inc.
2.70% due 02/21/23	200,000	204,528
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	200,000	204,090
Teck Resources Ltd.
3.75% due 02/01/23	173,000	126,723
Total Basic Materials		5,666,583

Utilities – 2.8%
National Fuel Gas Co.
3.75% due 03/01/23	600,000	560,111
Southern California Edison Co.
3.50% due 10/01/23	500,000	536,633
Florida Power & Light Co.
3.25% due 06/01/24	480,000	511,244
Black Hills Corp.
4.25% due 11/30/23	400,000	429,690
Sempra Energy
4.05% due 12/01/23	400,000	427,192
PPL Capital Funding, Inc.
3.40% due 06/01/23	400,000	411,614
Virginia Electric & Power Co.
2.75% due 03/15/23	400,000	407,064
Delmarva Power & Light Co.
3.50% due 11/15/23	200,000	212,977
Public Service Electric & Gas Co.
2.38% due 05/15/23	200,000	200,518
Total Utilities		3,697,043

Diversified – 0.4%
Leucadia National Corp.
5.50% due 10/18/23	500,000	502,035
Total Corporate Bonds
(Cost $126,715,261)		129,706,045

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 1.2%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3027%	1,578,064	$1,578,064
Total Securities Lending Collateral
(Cost $1,578,064)		1,578,064
Total Investments – 100.1%
(Cost $128,293,325)		$131,284,109
Other Assets & Liabilities, net – (0.1)%		(122,280)
Total Net Assets – 100.0%		$131,161,829

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.
See Sector Classification in Supplemental Information section.

Country Diversification
% of
Country	Corporate Bonds
United States	87.6%
United Kingdom	3.9%
Canada	3.7%
Netherlands	2.3%
Luxembourg	0.7%
France	0.5%
Cayman Islands	0.4%
Japan	0.4%
Spain	0.3%
Mexico	0.2%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 121

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued
The following table summarizes the inputs used to value the Fund's net assets at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$129,706,045	$—	$129,706,045
Securities Lending Collateral	1,578,064	—	—	1,578,064
Total	$1,578,064	$129,706,045	$—	$131,284,109
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
122 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8%
Financial – 40.4%
JPMorgan Chase & Co.
3.88% due 09/10/24	$1,461,000	$1,498,981
3.88% due 02/01/24	851,000	908,267
3.63% due 05/13/24	339,000	355,852
Bank of America Corp.
4.20% due 08/26/24	1,001,000	1,025,812
4.00% due 04/01/24	727,000	766,897
4.13% due 01/22/24	551,000	586,100
Morgan Stanley
3.70% due 10/23/24	1,252,000	1,294,370
3.88% due 04/29/24	978,000	1,030,182
Wells Fargo & Co.
3.30% due 09/09/24	1,303,000	1,345,197
4.48% due 01/16/24	525,000	568,470
Credit Suisse AG NY
3.63% due 09/09/24	1,750,000	1,824,318
Goldman Sachs Group, Inc.
3.85% due 07/08/24	927,000	969,160
4.00% due 03/03/24	589,000	622,435
Bank of New York Mellon Corp.
3.65% due 02/04/24	452,000	486,028
3.25% due 09/11/24	400,000	417,983
3.40% due 05/15/24	148,000	156,243
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	500,000	538,212
3.40% due 07/11/24	500,000	519,086
Deutsche Bank AG
3.70% due 05/30/24	1,000,000	995,938
HSBC Holdings plc
4.25% due 03/14/24	950,000	964,074
Abbey National Treasury Services plc/United Kingdom
4.00% due 03/13/24	875,000	944,858
Intesa Sanpaolo SpA
5.25% due 01/12/24	850,000	924,844
MasterCard, Inc.
3.38% due 04/01/24	853,000	909,347
American International Group, Inc.
4.13% due 02/15/24	853,000	889,361
American Express Co.
3.63% due 12/05/24	829,000	837,673
BPCE S.A.
4.00% due 04/15/24	750,000	804,644
MetLife, Inc.
3.60% due 04/10/24	751,000	787,372
US Bancorp
3.60% due 09/11/24	700,000	737,703
Simon Property Group, LP
3.38% due 10/01/24	703,000	736,161
BNP Paribas S.A.
4.25% due 10/15/24	700,000	716,647
BlackRock, Inc.
3.50% due 03/18/24	651,000	698,191
American Tower Corp.
5.00% due 02/15/24	627,000	693,901
Barclays plc
4.38% due 09/11/24	700,000	688,694
Aflac, Inc.
3.63% due 11/15/24	629,000	671,680
State Street Corp.
3.30% due 12/16/24	629,000	662,159
HCP, Inc.
3.88% due 08/15/24	653,000	647,817
Prudential Financial, Inc.
3.50% due 05/15/24	626,000	645,425
Chubb INA Holdings, Inc.
3.35% due 05/15/24	611,000	643,324
PNC Financial Services Group, Inc.
3.90% due 04/29/24	589,000	624,914
Synchrony Financial
4.25% due 08/15/24	603,000	624,733
HSBC USA, Inc.
3.50% due 06/23/24	600,000	611,196
Aon plc
3.50% due 06/14/24	579,000	584,728
Capital One Financial Corp.
3.75% due 04/24/24	529,000	547,420
Citigroup, Inc.
3.75% due 06/16/24	376,000	393,376
4.00% due 08/05/24	148,000	151,301
PNC Bank North America
3.30% due 10/30/24	500,000	522,297
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	500,000	509,845
Royal Bank of Scotland Group plc
5.13% due 05/28/24	500,000	495,024
Invesco Finance plc
4.00% due 01/30/24	452,000	488,091
Ameriprise Financial, Inc.
3.70% due 10/15/24	452,000	474,581
CNA Financial Corp.
3.95% due 05/15/24	446,000	456,138
Brown & Brown, Inc.
4.20% due 09/15/24	426,000	430,108
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24[1]	401,000	429,610
WP Carey, Inc.
4.60% due 04/01/24	401,000	405,675
Nasdaq, Inc.
4.25% due 06/01/24	304,000	319,410

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 123

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Financial – 40.4% (continued)
Discover Financial Services
3.95% due 11/06/24	$226,000	$230,005
Air Lease Corp.
4.25% due 09/15/24	226,000	228,698
Total Financial		39,040,556

Consumer, Non-cyclical – 13.5%
Novartis Capital Corp.
3.40% due 05/06/24	1,405,000	1,499,033
Gilead Sciences, Inc.
3.70% due 04/01/24	1,207,000	1,283,053
HCA, Inc.
5.00% due 03/15/24	961,000	988,629
Becton Dickinson and Co.
3.73% due 12/15/24	853,000	906,032
Altria Group, Inc.
4.00% due 01/31/24	699,000	767,201
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	699,000	748,532
Amgen, Inc.
3.63% due 05/22/24	699,000	734,485
Tyson Foods, Inc.
3.95% due 08/15/24	625,000	669,581
Actavis Funding SCS
3.85% due 06/15/24	577,000	589,656
Celgene Corp.
3.63% due 05/15/24	551,000	567,420
Express Scripts Holding Co.
3.50% due 06/15/24	529,000	535,618
Wyeth LLC
6.45% due 02/01/24	376,000	472,990
Anthem, Inc.
3.50% due 08/15/24	453,000	463,043
Pfizer, Inc.
3.40% due 05/15/24	379,000	404,979
Philip Morris International, Inc.
3.25% due 11/10/24	379,000	398,791
Aetna, Inc.
3.50% due 11/15/24	382,000	394,314
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	400,000	394,098
Humana, Inc.
3.85% due 10/01/24	200,000	208,350
Stryker Corp.
3.38% due 05/15/24	200,000	208,313
AmerisourceBergen Corp.
3.40% due 05/15/24	200,000	207,216
Colgate-Palmolive Co.
3.25% due 03/15/24	151,000	164,204
Clorox Co.
3.50% due 12/15/24	151,000	158,205
McKesson Corp.
3.80% due 03/15/24	117,000	124,693
Moody's Corp.
4.88% due 02/15/24	75,000	83,983
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	75,000	80,566
Total Consumer, Non-cyclical		13,052,985

Energy – 13.1%
Total Capital International S.A.
3.75% due 04/10/24[1]	603,000	642,319
3.70% due 01/15/24	478,000	509,149
BP Capital Markets plc
3.81% due 02/10/24	699,000	735,469
3.54% due 11/04/24	380,000	389,049
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	900,000	935,162
Kinder Morgan Energy Partners, LP
4.25% due 09/01/24	351,000	341,495
4.30% due 05/01/24	301,000	292,431
4.15% due 02/01/24	151,000	145,905
ConocoPhillips Co.
3.35% due 11/15/24[1]	603,000	607,451
Enterprise Products Operating LLC
3.90% due 02/15/24	499,000	516,823
Exxon Mobil Corp.
3.18% due 03/15/24	409,000	428,930
Marathon Petroleum Corp.
3.63% due 09/15/24	453,000	427,829
Williams Partners Limited Partnership /
ACMP Finance Corp.
4.88% due 03/15/24	451,000	408,536
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.60% due 11/01/24	453,000	403,178
Statoil ASA
3.70% due 03/01/24	380,000	402,628
Cimarex Energy Co.
4.38% due 06/01/24	382,000	390,046
Kerr-McGee Corp.
6.95% due 07/01/24	348,000	386,524
Continental Resources, Inc.
3.80% due 06/01/24	425,000	372,938
Williams Partners, LP
4.30% due 03/04/24	408,000	366,764
Enbridge, Inc.
3.50% due 06/10/24	379,000	357,087
Suncor Energy, Inc.
3.60% due 12/01/24	348,000	353,404

See notes to financial statements.
124 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Energy – 13.1% (continued)
Newfield Exploration Co.
5.63% due 07/01/24	$351,000	$351,000
Husky Energy, Inc.
4.00% due 04/15/24	351,000	349,581
Canadian Natural Resources Ltd.
3.80% due 04/15/24	379,000	349,537
Spectra Energy Partners, LP
4.75% due 03/15/24	300,000	322,225
EnLink Midstream Partners, LP
4.40% due 04/01/24	300,000	262,538
Enable Midstream Partners, LP
3.90% due 05/15/24	300,000	254,736
Anadarko Petroleum Corp.
3.45% due 07/15/24	251,000	237,834
Ensco plc
4.50% due 10/01/24	351,000	219,814
Williams Companies, Inc.
4.55% due 06/24/24	241,000	211,478
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	182,000	176,959
Oceaneering International, Inc.
4.65% due 11/15/24	182,000	170,452
Equities Midstream Partners, LP
4.00% due 08/01/24	182,000	165,234
Noble Energy, Inc.
3.90% due 11/15/24	111,000	109,795
Total Energy		12,594,300

Communications – 10.1%
AT&T, Inc.
3.95% due 01/15/25	1,000,000	1,039,804
4.45% due 04/01/24	487,000	522,279
Comcast Corp.
3.60% due 03/01/24	629,000	676,090
3.38% due 02/15/25	600,000	630,730
Verizon Communications, Inc.
3.50% due 11/01/24[1]	942,000	980,826
4.15% due 03/15/24	268,000	290,416
Amazon.com, Inc.
3.80% due 12/05/24	733,000	809,894
Cisco Systems, Inc.
3.63% due 03/04/24	533,000	588,420
Alphabet, Inc.
3.38% due 02/25/24	539,000	581,105
WPP Finance 2010
3.75% due 09/19/24	454,000	468,540
CBS Corp.
3.70% due 08/15/24	351,000	363,946
eBay, Inc.
3.45% due 08/01/24	359,000	362,983
Time Warner, Inc.
3.55% due 06/01/24	339,000	354,609
Viacom, Inc.
3.88% due 04/01/24	351,000	350,410
21st Century Fox America, Inc.
3.70% due 09/15/24	309,000	326,963
Omnicom Group, Inc.
3.65% due 11/01/24	301,000	312,946
Motorola Solutions, Inc.
4.00% due 09/01/24	265,000	257,748
Expedia, Inc.
4.50% due 08/15/24	241,000	244,105
Juniper Networks, Inc.
4.50% due 03/15/24	200,000	204,482
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	182,000	192,105
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	182,000	186,377
Total Communications		9,744,778

Consumer, Cyclical – 5.6%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	1,061,000	1,103,005
Wal-Mart Stores, Inc.
3.30% due 04/22/24	881,000	948,503
Target Corp.
3.50% due 07/01/24	533,000	581,843
Magna International, Inc.
3.63% due 06/15/24	399,000	411,556
Ford Motor Credit Company LLC
3.66% due 09/08/24	400,000	406,639
McDonald's Corp.
3.25% due 06/10/24[1]	348,000	365,593
Ingram Micro, Inc.
4.95% due 12/15/24	351,000	349,095
CVS Health Corp.
3.38% due 08/12/24	275,000	286,902
Newell Brands, Inc.
4.00% due 12/01/24	265,000	273,780
QVC, Inc.
4.85% due 04/01/24	241,000	242,007
Macy's Retail Holdings, Inc.
3.63% due 06/01/24	251,000	238,657
Johnson Controls, Inc.
3.63% due 07/02/24	182,000	187,498
Total Consumer, Cyclical		5,395,078

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 125

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Technology – 5.5%
Apple, Inc.
3.45% due 05/06/24	$1,278,000	$1,361,275
International Business Machines Corp.
3.63% due 02/12/24	1,100,000	1,192,979
Oracle Corp.
3.40% due 07/08/24	1,081,000	1,146,230
KLA-Tencor Corp.
4.65% due 11/01/24	561,000	597,866
Fidelity National Information Services, Inc.
3.88% due 06/05/24	433,000	448,272
Pitney Bowes, Inc.
4.63% due 03/15/24	333,000	345,113
CDK Global, Inc.
4.50% due 10/15/24	200,000	199,881
Total Technology		5,291,616

Industrial – 4.4%
Burlington Northern Santa Fe LLC
3.75% due 04/01/24	433,000	472,196
3.40% due 09/01/24	382,000	407,893
General Electric Co.
3.45% due 05/15/24	450,000	484,076
3.38% due 03/11/24	151,000	161,429
Caterpillar, Inc.
3.40% due 05/15/24[1]	499,000	528,024
FedEx Corp.
4.00% due 01/15/24	339,000	369,468
CSX Corp.
3.40% due 08/01/24	351,000	369,143
L-3 Communications Corp.
3.95% due 05/28/24	252,000	255,615
John Deere Capital Corp.
3.35% due 06/12/24	200,000	210,363
Fluor Corp.
3.50% due 12/15/24	200,000	209,891
Keysight Technologies, Inc.
4.55% due 10/30/24	200,000	199,842
Parker-Hannifin Corp.
3.30% due 11/21/24	182,000	194,142
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	182,000	188,299
Illinois Tool Works, Inc.
3.50% due 03/01/24	150,000	161,619
Total Industrial		4,212,000

Basic Materials – 3.8%
LyondellBasell Industries N.V.
5.75% due 04/15/24	650,000	755,913
Alcoa, Inc.
5.13% due 10/01/24[1]	607,000	588,602
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	475,000	492,307
International Paper Co.
3.65% due 06/15/24	425,000	437,823
Monsanto Co.
3.38% due 07/15/24	379,000	384,622
Dow Chemical Co.
3.50% due 10/01/24	351,000	363,774
Freeport-McMoRan, Inc.
4.55% due 11/14/24	380,000	317,300
Georgia-Pacific LLC
8.00% due 01/15/24	241,000	314,247
Total Basic Materials		3,654,588

Utilities – 2.4%
Duke Energy Corp.
3.75% due 04/15/24	551,000	583,515
Southern California Gas Co.
3.15% due 09/15/24	351,000	367,674
MidAmerican Energy Co.
3.50% due 10/15/24	300,000	322,320
American Water Capital Corp.
3.40% due 03/01/25	300,000	317,393
Sempra Energy
3.55% due 06/15/24	299,000	309,308
Xcel Energy, Inc.
3.30% due 06/01/25	200,000	206,602
Dominion Resources, Inc.
3.63% due 12/01/24	182,000	186,238
Total Utilities		2,293,050
Total Corporate Bonds
(Cost $93,945,231)		95,278,951

See notes to financial statements.
126 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 2.2%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3027%	2,108,910	$2,108,910
Total Securities Lending Fund
(Cost $2,108,910)		2,108,910
Total Investments – 101.0%
(Cost $96,054,141)		$97,387,861
Other Assets & Liabilities, net – (1.0)%		(965,192)
Total Net Assets – 100.0%		$96,422,669

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	80.0%
United Kingdom	6.3%
Canada	3.4%
France	2.8%
Switzerland	1.9%
Japan	1.1%
Germany	1.1%
Other	3.4%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$95,278,951	$—	$95,278,951
Securities Lending Collateral	2,108,910	—	—	2,108,910
Total	$2,108,910	$95,278,951	$—	$97,387,861
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016 there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 127

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8%
Financial – 34.7%
Bank of America Corp.
3.88% due 08/01/25	$300,000	$313,878
4.00% due 01/22/25	300,000	301,323
3.95% due 04/21/25	300,000	300,034
Citigroup, Inc.
4.40% due 06/10/25	300,000	308,030
5.50% due 09/13/25	200,000	220,894
3.30% due 04/27/25	200,000	201,925
3.88% due 03/26/25	100,000	100,164
Visa, Inc.
3.15% due 12/14/25	700,000	726,267
Goldman Sachs Group, Inc.
3.50% due 01/23/25	300,000	303,979
3.75% due 05/22/25	200,000	206,355
4.25% due 10/21/25	200,000	204,220
JPMorgan Chase & Co.
3.90% due 07/15/25	300,000	319,023
3.13% due 01/23/25	300,000	302,914
Morgan Stanley
4.00% due 07/23/25	300,000	315,956
5.00% due 11/24/25	200,000	217,527
Wells Fargo & Co.
3.00% due 02/19/25	300,000	300,968
3.55% due 09/29/25	100,000	104,931
Capital One Financial Corp.
4.20% due 10/29/25	200,000	204,872
3.20% due 02/05/25	200,000	198,502
Cooperatieve Rabobank UA
4.38% due 08/04/25	250,000	260,844
KeyBank North America/Cleveland OH
3.30% due 06/01/25	250,000	258,499
Aon plc
3.88% due 12/15/25	250,000	257,893
Brixmor Operating Partnership, LP
3.85% due 02/01/25	250,000	243,223
Lloyds Bank plc
3.50% due 05/14/25	200,000	209,075
MetLife, Inc.
3.60% due 11/13/25	100,000	103,902
3.00% due 03/01/25	100,000	100,222
American International Group, Inc.
3.75% due 07/10/25	200,000	201,344
HSBC Holdings plc
4.25% due 08/18/25	200,000	200,676
Santander Issuances SAU
5.18% due 11/19/25	200,000	199,206
HCP, Inc.
4.00% due 06/01/25	100,000	99,564
3.40% due 02/01/25	100,000	95,207
Barclays plc
3.65% due 03/16/25	200,000	194,361
Deutsche Bank AG
4.50% due 04/01/25	200,000	186,153
TD Ameritrade Holding Corp.
3.63% due 04/01/25	150,000	157,874
Northern Trust Corp.
3.95% due 10/30/25	100,000	109,081
State Street Corp.
3.55% due 08/18/25	100,000	107,182
Simon Property Group, LP
3.50% due 09/01/25	100,000	105,909
Prologis, LP
3.75% due 11/01/25	100,000	105,246
Synchrony Financial
4.50% due 07/23/25	100,000	104,924
American Tower Corp.
4.00% due 06/01/25	100,000	104,505
Citizens Financial Group, Inc.
4.30% due 12/03/25	100,000	103,218
Santander Holdings USA, Inc.
4.50% due 07/17/25	100,000	103,098
Chubb INA Holdings, Inc.
3.15% due 03/15/25	100,000	103,043
Welltower, Inc.
4.00% due 06/01/25	100,000	102,562
Essex Portfolio, LP
3.50% due 04/01/25	100,000	102,314
CME Group, Inc.
3.00% due 03/15/25	100,000	101,975
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	100,000	101,839
Brookfield Asset Management, Inc.
4.00% due 01/15/25	100,000	100,880
Ventas Realty, LP
3.50% due 02/01/25	100,000	100,293
Discover Financial Services
3.75% due 03/04/25	100,000	100,078
Host Hotels & Resorts, LP
4.00% due 06/15/25	100,000	99,575
Total Financial		9,675,527
See notes to financial statements.
128 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Consumer, Non-cyclical – 24.7%
Actavis Funding SCS
3.80% due 03/15/25	$600,000	$609,610
Medtronic, Inc.
3.50% due 03/15/25	400,000	427,141
Novartis Capital Corp.
3.00% due 11/20/25	400,000	414,048
Coca-Cola Co.
2.88% due 10/27/25	400,000	413,931
AbbVie, Inc.
3.60% due 05/14/25	400,000	412,638
Reynolds American, Inc.
4.45% due 06/12/25	300,000	329,978
Celgene Corp.
3.88% due 08/15/25	300,000	314,494
Merck & Company, Inc.
2.75% due 02/10/25	300,000	306,527
UnitedHealth Group, Inc.
3.75% due 07/15/25	200,000	216,010
Biogen, Inc.
4.05% due 09/15/25	200,000	213,900
PepsiCo, Inc.
3.50% due 07/17/25	100,000	107,570
2.75% due 04/30/25	100,000	101,957
Gilead Sciences, Inc.
3.50% due 02/01/25	200,000	208,758
HCA, Inc.
5.25% due 04/15/25	200,000	206,500
Stryker Corp.
3.38% due 11/01/25	200,000	206,303
AstraZeneca plc
3.38% due 11/16/25	200,000	206,045
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	200,000	203,314
Unilever Capital Corp.
3.10% due 07/30/25	100,000	107,139
Danaher Corp.
3.35% due 09/15/25	100,000	107,136
Zoetis, Inc.
4.50% due 11/13/25	100,000	107,063
Automatic Data Processing, Inc.
3.38% due 09/15/25	100,000	107,011
S&P Global, Inc.
4.00% due 06/15/25	100,000	107,005
Philip Morris International, Inc.
3.38% due 08/11/25	100,000	106,302
JM Smucker Co.
3.50% due 03/15/25	100,000	105,689
Sysco Corp.
3.75% due 10/01/25	100,000	105,574
St. Jude Medical, Inc.
3.88% due 09/15/25	100,000	105,287
Boston Scientific Corp.
3.85% due 05/15/25	100,000	104,060
Dr Pepper Snapple Group, Inc.
3.40% due 11/15/25	100,000	103,869
Eli Lilly & Co.
2.75% due 06/01/25	100,000	103,496
AmerisourceBergen Corp.
3.25% due 03/01/25	100,000	102,561
Laboratory Corp. of America Holdings
3.60% due 02/01/25	100,000	102,363
Verisk Analytics, Inc.
4.00% due 06/15/25	100,000	101,941
Quest Diagnostics, Inc.
3.50% due 03/30/25	100,000	101,684
Amgen, Inc.
3.13% due 05/01/25	100,000	101,466
Cigna Corp.
3.25% due 04/15/25	100,000	100,756
Abbott Laboratories
2.95% due 03/15/25	100,000	99,876
Total Consumer, Non-cyclical		6,879,002

Technology – 10.2%
Microsoft Corp.
3.13% due 11/03/25	600,000	631,725
2.70% due 02/12/25	400,000	407,297
Apple, Inc.
3.20% due 05/13/25	200,000	208,419
2.50% due 02/09/25	200,000	198,473
Oracle Corp.
2.95% due 05/15/25	300,000	307,511
Fidelity National Information Services, Inc.
5.00% due 10/15/25	200,000	223,084
Intel Corp.
3.70% due 07/29/25	200,000	218,859
Qualcomm, Inc.
3.45% due 05/20/25	200,000	208,311
International Business Machines Corp.
7.00% due 10/30/25	100,000	134,023
Analog Devices, Inc.
3.90% due 12/15/25	100,000	107,764

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 129

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF
	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Technology – 10.2% (continued)
Adobe Systems, Inc.
3.25% due 02/01/25	$100,000	$103,246
Lam Research Corp.
3.80% due 03/15/25	100,000	100,765
Total Technology		2,849,477

Energy – 10.1%
Shell International Finance BV
3.25% due 05/11/25	300,000	307,672
Halliburton Co.
3.80% due 11/15/25	200,000	202,646
Exxon Mobil Corp.
2.71% due 03/06/25	200,000	202,460
Kinder Morgan, Inc.
4.30% due 06/01/25	200,000	196,272
Phillips 66 Partners, LP
3.61% due 02/15/25	200,000	188,438
Williams Partners, LP
3.90% due 01/15/25	100,000	86,536
4.00% due 09/15/25	100,000	86,519
Devon Energy Corp.
5.85% due 12/15/25	100,000	104,420
Chevron Corp.
3.33% due 11/17/25	100,000	104,005
BP Capital Markets plc
3.51% due 03/17/25	100,000	103,583
Occidental Petroleum Corp.
3.50% due 06/15/25	100,000	102,709
Enterprise Products Operating LLC
3.75% due 02/15/25	100,000	102,207
ONEOK Partners, LP
4.90% due 03/15/25	100,000	100,290
ConocoPhillips Co.
3.35% due 05/15/25	100,000	100,064
EOG Resources, Inc.
3.15% due 04/01/25	100,000	99,717
Valero Energy Corp.
3.65% due 03/15/25	100,000	99,398
Spectra Energy Partners, LP
3.50% due 03/15/25	100,000	98,971
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
4.65% due 10/15/25	100,000	95,141
Canadian Natural Resources Ltd.
3.90% due 02/01/25	100,000	92,531
Energy Transfer Partners, LP
4.05% due 03/15/25	100,000	92,283
Marathon Oil Corp.
3.85% due 06/01/25[1]	100,000	87,760
EnLink Midstream Partners, LP
4.15% due 06/01/25	100,000	85,824
Southwestern Energy Co.
4.95% due 01/23/25	100,000	84,250
Total Energy		2,823,696

Consumer, Cyclical – 6.2%
CVS Health Corp.
3.88% due 07/20/25	355,000	382,532
Ford Motor Credit Company LLC
4.13% due 08/04/25	200,000	210,108
Magna International, Inc.
4.15% due 10/01/25	100,000	107,552
Home Depot, Inc.
3.35% due 09/15/25	100,000	106,903
Dollar General Corp.
4.15% due 11/01/25	100,000	106,478
Lowe's Companies, Inc.
3.38% due 09/15/25	100,000	106,292
McDonald's Corp.
3.38% due 05/26/25	100,000	104,151
General Motors Financial Company, Inc.
4.30% due 07/13/25	100,000	101,644
Coach, Inc.
4.25% due 04/01/25	100,000	100,991
General Motors Co.
4.00% due 04/01/25	100,000	100,746
General Motors Financial Co., Inc.
4.00% due 01/15/25	100,000	99,711
QVC, Inc.
4.45% due 02/15/25	100,000	97,895
Kohl's Corp.
4.25% due 07/17/25	100,000	95,237
Total Consumer, Cyclical		1,720,240

Communications – 5.6%
AT&T, Inc.
3.40% due 05/15/25	400,000	401,424
3.95% due 01/15/25	100,000	103,980
Comcast Corp.
3.38% due 08/15/25	200,000	210,541
Time Warner, Inc.
3.60% due 07/15/25	200,000	207,761
Cisco Systems, Inc.
3.50% due 06/15/25[1]	100,000	109,886

See notes to financial statements.
130 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Communications – 5.6% (continued)
21st Century Fox America, Inc.
3.70% due 10/15/25	$100,000	$106,524
Walt Disney Co.
3.15% due 09/17/25	100,000	106,500
Rogers Communications, Inc.
3.63% due 12/15/25	100,000	105,544
Scripps Networks Interactive, Inc.
3.95% due 06/15/25	100,000	102,971
CBS Corp.
3.50% due 01/15/25	100,000	102,664
Total Communications		1,557,795

Industrial – 3.7%
Union Pacific Corp.
3.25% due 08/15/25	100,000	106,884
3M Co.
3.00% due 08/07/25	100,000	106,447
Precision Castparts Corp.
3.25% due 06/15/25	100,000	105,503
Masco Corp.
4.45% due 04/01/25	100,000	104,250
Harris Corp.
3.83% due 04/27/25	100,000	103,951
CSX Corp.
3.35% due 11/01/25	100,000	103,809
Waste Management, Inc.
3.13% due 03/01/25	100,000	103,188
FedEx Corp.
3.20% due 02/01/25	100,000	102,593
Lockheed Martin Corp.
2.90% due 03/01/25	100,000	101,505
Canadian Pacific Railway Co.
2.90% due 02/01/25	100,000	99,959
Total Industrial		1,038,089

Utilities – 1.5%
Duke Energy Progress LLC
3.25% due 08/15/25	100,000	105,339
WEC Energy Group, Inc.
3.55% due 06/15/25	100,000	104,853
Florida Power & Light Co.
3.13% due 12/01/25	100,000	104,682
Southern Power Co.
4.15% due 12/01/25	100,000	104,477
Total Utilities		419,351

Basic Materials – 1.1%
Eastman Chemical Co.
3.80% due 03/15/25	100,000	102,942
Rio Tinto Finance USA Ltd.
3.75% due 06/15/25	100,000	99,857
Agrium, Inc.
3.38% due 03/15/25	100,000	98,764
Total Basic Materials		301,563
Total Corporate Bonds
(Cost $26,968,771)		27,264,740

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 0.6%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3255%	164,800	$164,800
Total Securities Lending Collateral
(Cost $164,800)		164,800
Total Investments – 98.4%
(Cost $27,133,571)		$27,429,540
Other Assets & Liabilities, net – 1.6%		448,911
Total Net Assets – 100.0%		$27,878,451

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 131

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	87.4%
United Kingdom	4.3%
Luxembourg	2.2%
Canada	2.2%
Netherlands	2.1%
Spain	0.7%
Germany	0.7%
Australia	0.4%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets:
Corporate Bonds	$—	$27,264,740	$—	$27,264,740
Securities Lending Collateral	164,800	—	—	164,800
Total	$164,800	$27,264,740	$—	$27,429,540
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
132 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 50.0%
Industrial – 10.3%
Beverage Packaging Holdings Luxembourg II S.A. /
Beverage Packaging Holdings II
5.63% due 12/15/16[1]	$9,820,000	$9,807,724
USG Corp.
6.30% due 11/15/16	6,981,000	7,128,600
7.88% due 03/30/20[1]	2,506,000	2,611,437
Hanson Ltd.
6.13% due 08/15/16	9,240,000	9,327,401
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	6,032,000	6,150,752
6.88% due 02/15/21	3,000,000	3,112,500
CNH Industrial Capital LLC
6.25% due 11/01/16	8,685,000	8,835,181
Ardagh Packaging Finance plc
9.13% due 10/15/20[1]	7,000,000	7,344,750
Louisiana-Pacific Corp.
7.50% due 06/01/20	3,133,000	3,248,529
Nortek, Inc.
8.50% due 04/15/21	1,301,000	1,359,545
Total Industrial		58,926,419

Consumer, Cyclical – 8.9%
Rite Aid Corp.
9.25% due 03/15/20	13,742,000	14,514,987
Aramark Services, Inc.
5.75% due 03/15/20	12,205,000	12,601,662
Goodyear Tire & Rubber Co.
6.50% due 03/01/21	11,152,000	11,704,024
Office Depot, Inc.
9.75% due 03/15/19[1]	2,353,000	2,473,591
HD Supply, Inc.
7.50% due 07/15/20	2,051,000	2,168,933
CalAtlantic Group, Inc.
10.75% due 09/15/16	2,019,000	2,070,967
Tempur Sealy International, Inc.
6.88% due 12/15/20[2]	1,850,000	1,976,170
National CineMedia LLC
7.88% due 07/15/21	1,837,000	1,919,665
Hanesbrands, Inc.
6.38% due 12/15/20	1,185,000	1,222,778
Icon Health & Fitness, Inc.
11.88% due 10/15/16[1]	31,000	30,690
Total Consumer, Cyclical		50,683,467

Consumer, Non-cyclical – 8.9%
Hertz Corp.
7.50% due 10/15/18	9,623,000	9,798,138
Constellation Brands, Inc.
7.25% due 09/01/16	8,641,000	8,754,430
Spectrum Brands, Inc.
6.38% due 11/15/20	7,646,000	8,037,858
ConvaTec Healthcare E S.A.
10.50% due 12/15/18[1]	5,000,000	5,156,250
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[1]	4,983,000	5,057,745
United Rentals North America, Inc.
7.38% due 05/15/20[2]	3,532,000	3,673,280
Live Nation Entertainment, Inc.
7.00% due 09/01/20[1]	3,449,000	3,620,626
RR Donnelley & Sons Co.
8.60% due 08/15/16	3,240,000	3,278,122
Endo Finance LLC / Endo Finco, Inc.
7.75% due 01/15/22[1]	3,357,000	3,130,403
FAGE Dairy Industry S.A. / FAGE USA
Dairy Industry, Inc.
9.88% due 02/01/20[1]	100,000	104,000
Total Consumer, Non-cyclical		50,610,852

Energy – 7.4%
Sabine Pass LNG, LP
7.50% due 11/30/16	25,872,000	26,470,290
Transocean, Inc.
5.80% due 12/15/16	15,120,000	15,290,100
Range Resources Corp.
5.75% due 06/01/21	259,000	253,172
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	23,000	23,173
Total Energy		42,036,735

Communications – 7.0%
Sprint Communications, Inc.
6.00% due 12/01/16	30,773,000	31,196,129
Clearwire Communications LLC /
Clearwire Finance, Inc.
14.75% due 12/01/16[1]	7,115,000	7,541,900
j2 Cloud Services, Inc.
8.00% due 08/01/20[2]	484,000	506,990
New York Times Co.
6.63% due 12/15/16	329,000	336,080
Ancestry.com, Inc.
11.00% due 12/15/20	285,000	309,225
Total Communications		39,890,324

Financial – 5.0%
Ally Financial, Inc.
3.50% due 07/18/16	17,411,000	17,476,291
Springleaf Finance Corp.
5.75% due 09/15/16	7,185,000	7,244,039
American Capital Ltd.
6.50% due 09/15/18[1]	3,781,000	3,866,073
Total Financial		28,586,403

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 133

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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 50.0% (continued)
Basic Materials – 1.6%
Kaiser Aluminum Corp.
8.25% due 06/01/20	$6,231,000	$6,488,029
Vedanta Resources plc
6.75% due 06/07/16[1,2]	2,750,000	2,751,787
Total Basic Materials		9,239,816

Technology – 0.9%
NXP BV / NXP Funding LLC
3.50% due 09/15/16[1,2]	4,939,000	4,956,351

Utilities – 0.0%**
DPL, Inc.
6.50% due 10/15/16	126,000	128,048
Total Corporate Bonds
(Cost $284,133,652)		285,058,415

U.S. GOVERNMENT SECURITIES†† – 46.5%
United States Treasury Bill
0.00% due 07/21/16[3]	195,333,000	195,266,001
0.00% due 06/23/16[3]	49,551,700	49,546,051
0.00% due 08/18/16[3]	20,000,000	19,987,480
Total U.S. Government Securities
(Cost $264,804,003)		264,799,532

See notes to financial statements.
134 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 – 1.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3025%	8,661,638	$8,661,638
Total Securities Lending Collateral
(Cost $8,661,638)		8,661,638
Total Investments – 98.0%
(Cost $557,599,293)		$558,519,585
Other Assets & Liabilities, net – 2.0%		11,349,112
Total Net Assets – 100.0%		$569,868,697

**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $58,453,328 (cost $58,500,190), or 10.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Zero coupon rate security.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.
See Sector Classification in Supplemental Information section.

Country Diversification
	% of Corporate
Country	Bonds
United States	80.8%
Cayman Islands	5.4%
Luxembourg	5.3%
United Kingdom	4.2%
Ireland	2.6%
Netherlands	1.7%
Greece	0.0%	*
Total Corporate Bonds	100%
* Less than 0.1%.
The following table summarizes the inputs used to value the Fund's net assets at May 31, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$285,058,415	$—	$285,058,415
U.S. Government Securities	—	264,799,532	—	264,799,532
Securities Lending Collateral	8,661,638	—	—	8,661,638
Total	$8,661,638	$549,857,947	$—	$558,519,585
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 135

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 93.5%
Financial – 24.3%
CIT Group, Inc.
4.25% due 08/15/17	$17,001,000	$17,244,114
5.00% due 05/15/17	12,229,000	12,454,503
Springleaf Finance Corp.
6.90% due 12/15/17[1]	23,700,000	24,884,999
6.50% due 09/15/17	3,900,000	4,036,500
Ally Financial, Inc.
5.50% due 02/15/17	11,299,000	11,527,160
2.75% due 01/30/17	7,628,000	7,640,388
6.25% due 12/01/17	6,588,000	6,867,990
3.25% due 09/29/17	2,407,000	2,410,009
8.00% due 12/31/18	278,000	304,063
International Lease Finance Corp.
8.75% due 03/15/17	11,563,000	12,135,495
8.88% due 09/01/17	4,882,000	5,235,945
Navient Corp.
6.00% due 01/25/17	8,612,000	8,819,781
4.63% due 09/25/17	6,319,000	6,461,178
VEREIT Operating Partnership, LP
2.00% due 02/06/17	14,325,000	14,367,373
iStar, Inc.
4.00% due 11/01/17	6,555,000	6,554,673
9.00% due 06/01/17	3,929,000	4,130,361
Crescent Resources LLC / Crescent Ventures, Inc.
10.25% due 08/15/17[2]	5,760,000	5,796,000
Aircastle Ltd.
6.75% due 04/15/17	5,493,000	5,683,536
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
7.38% due 10/01/17	4,159,000	4,216,186
AerCap Ireland Capital Limited / AerCap
Global Aviation Trust
2.75% due 05/15/17[1]	4,000,000	4,010,000
AerCap Aviation Solutions BV
6.38% due 05/30/17	3,750,000	3,885,938
Synovus Financial Corp.
5.13% due 06/15/17	3,323,000	3,406,075
Total Financial		172,072,267

Communications – 14.9%
Sprint Communications, Inc.
8.38% due 08/15/17	14,189,000	14,632,407
9.13% due 03/01/17	11,265,000	11,679,101
Cablevision Systems Corp.
8.63% due 09/15/17	10,258,000	10,924,769
DISH DBS Corp.
4.63% due 07/15/17	9,029,000	9,266,011
Telesat Canada / Telesat LLC
6.00% due 05/15/17[2]	9,031,000	9,053,578
CCO Holdings LLC / CCO Holdings Capital Corp.
6.63% due 01/31/22	8,449,000	8,985,512
Frontier Communications Corp.
8.25% due 04/15/17	6,795,000	7,177,218
CenturyLink, Inc.
6.00% due 04/01/17	3,764,000	3,891,035
5.15% due 06/15/17	3,102,000	3,192,765
Lamar Media Corp.
5.88% due 02/01/22	6,400,000	6,720,000
McClatchy Co.
9.00% due 12/15/22[1]	4,651,000	4,441,705
Univision Communications, Inc.
6.75% due 09/15/22[2]	4,000,000	4,265,000
Windstream Services LLC
7.88% due 11/01/17[1]	3,500,000	3,705,625
Spanish Broadcasting System, Inc.
12.50% due 04/15/17[2]	3,490,000	3,437,650
Bankrate, Inc.
6.13% due 08/15/18[2]	2,050,000	2,065,375
American Media, Inc.
11.50% due 12/15/17[1]	1,886,000	1,933,150
Total Communications		105,370,901

Consumer, Cyclical – 13.8%
Lennar Corp.
4.75% due 12/15/17	6,546,000	6,758,744
12.25% due 06/01/17	4,672,000	5,150,879
4.75% due 11/15/22	143,000	142,643
MGM Resorts International
7.63% due 01/15/17	8,997,000	9,300,649
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	8,572,000	9,196,196
L Brands, Inc.
6.90% due 07/15/17	8,323,000	8,822,380
Toys R Us Property Company II LLC
8.50% due 12/01/17[1]	8,910,000	8,687,250
American Axle & Manufacturing, Inc.
6.63% due 10/15/22[1]	7,500,000	7,921,875
Levi Strauss & Co.
6.88% due 05/01/22	7,132,000	7,646,075
Air Canada
8.75% due 04/01/20[2]	4,882,000	5,284,765
JC Penney Corporation, Inc.
7.95% due 04/01/17[1]	3,745,000	3,871,394
Sonic Automotive, Inc.
7.00% due 07/15/22	3,489,000	3,680,895
H&E Equipment Services, Inc.
7.00% due 09/01/22[1]	3,545,000	3,669,075
DR Horton, Inc.
3.63% due 02/15/18	2,364,000	2,414,235
4.75% due 05/15/17	1,040,000	1,065,876

See notes to financial statements.
136 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 93.5% (continued)
Consumer, Cyclical – 13.8% (continued)
CalAtlantic Group, Inc.
8.40% due 05/15/17	$3,173,000	$3,339,583
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/21[2]	2,400,000	2,646,000
KB Home
9.10% due 09/15/17	2,328,000	2,508,420
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	2,347,000	2,484,886
Viking Cruises Ltd.
8.50% due 10/15/22[2]	2,338,000	2,092,510
Toys R Us, Inc.
10.38% due 08/15/17[1]	1,175,000	1,066,313
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	92,000	96,140
Logan's Roadhouse, Inc.
10.75% due 10/15/17[3]	514,000	80,184
Total Consumer, Cyclical		97,926,967

Consumer, Non-cyclical – 13.1%
United Rentals North America, Inc.
7.63% due 04/15/22	16,995,000	18,163,406
Tesco plc
5.50% due 11/15/17[2]	10,244,000	10,735,415
2.70% due 01/05/17[2]	3,000,000	3,009,723
Spectrum Brands, Inc.
6.63% due 11/15/22	7,470,000	7,997,606
Constellation Brands, Inc.
7.25% due 05/15/17	7,578,000	7,985,318
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	6,802,000	7,201,618
Smithfield Foods, Inc.
7.75% due 07/01/17[1]	6,374,000	6,794,684
Centene Corp.
5.75% due 06/01/17	6,043,000	6,269,612
Health Net, Inc.
6.38% due 06/01/17	5,341,000	5,521,259
Service Corporation International
5.38% due 01/15/22	5,205,000	5,458,744
DS Services of America, Inc.
10.00% due 09/01/21[2]	4,624,000	5,248,240
FTI Consulting, Inc.
6.00% due 11/15/22	4,200,000	4,446,750
RR Donnelley & Sons Co.
6.13% due 01/15/17[1]	3,409,000	3,456,828
Ashtead Capital, Inc.
6.50% due 07/15/22[2]	614,000	646,235
Total Consumer, Non-cyclical		92,935,438

Industrial – 10.5%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	16,297,000	17,519,274
Novelis, Inc.
8.38% due 12/15/17	12,862,000	13,167,472
SPX FLOW, Inc.
6.88% due 09/01/17	7,895,000	8,260,144
Beverage Packaging Holdings Luxembourg II S.A. /
Beverage Packaging Holdings II Is
6.00% due 06/15/17[2]	6,456,000	6,471,979
CNH Industrial Capital LLC
3.25% due 02/01/17[1]	6,122,000	6,167,915
WireCo WorldGroup, Inc.
9.50% due 05/15/17[1]	5,645,000	5,376,863
International Wire Group Holdings, Inc.
8.50% due 10/15/17[1,2]	4,317,000	4,300,811
Greif, Inc.
6.75% due 02/01/17	4,106,000	4,234,313
Associated Materials LLC / AMH New Finance, Inc.
9.13% due 11/01/17	4,253,000	3,817,068
Hapag-Lloyd AG
9.75% due 10/15/17[2]	1,850,000	1,887,000
Norbord Delaware GP I
7.70% due 02/15/17[2]	1,806,000	1,878,240
Pactiv LLC
8.13% due 06/15/17[1]	1,477,000	1,528,695
Total Industrial		74,609,774

Energy – 6.6%
NGPL PipeCo LLC
7.12% due 12/15/17[2]	15,279,000	16,062,048
Transocean, Inc.
3.75% due 10/15/17[1]	8,500,000	8,308,750
Weatherford International LLC
6.35% due 06/15/17[1]	5,000,000	5,075,000
WPX Energy, Inc.
5.25% due 01/15/17[1]	5,044,000	5,056,610
Concho Resources, Inc.
6.50% due 01/15/22	3,441,000	3,570,037
Tesoro Corp.
4.25% due 10/01/17	2,361,000	2,425,928
Laredo Petroleum, Inc.
7.38% due 05/01/22[1]	2,000,000	2,022,500
Oasis Petroleum, Inc.
6.88% due 01/15/23[1]	1,575,000	1,429,313
Sanchez Energy Corp.
7.75% due 06/15/21[1]	1,722,000	1,325,940
Pacific Drilling V Ltd.
7.25% due 12/01/17[2]	2,500,000	1,050,000
PetroQuest Energy, Inc.
10.00% due 02/15/21[2]	313,000	217,535
Total Energy		46,543,661

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 137

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 93.5% (continued)
Basic Materials – 6.0%
Anglo American Capital plc
2.63% due 09/27/17[2]	$9,275,000	$9,251,812
Perstorp Holding AB
8.75% due 05/15/17[2]	5,000,000	5,003,125
11.00% due 08/15/17[1,2]	3,000,000	2,925,000
Sappi Papier Holding GmbH
7.75% due 07/15/17[2]	5,250,000	5,453,438
Commercial Metals Co.
6.50% due 07/15/17	4,830,000	4,974,900
United States Steel Corp.
6.05% due 06/01/17	4,459,000	4,690,333
Teck Resources Ltd.
3.85% due 08/15/17	4,000,000	4,140,000
Thompson Creek Metals Co., Inc.
9.75% due 12/01/17[1]	3,056,000	3,071,280
Steel Dynamics, Inc.
6.38% due 08/15/22	2,361,000	2,490,855
Evraz Group S.A.
7.40% due 04/24/17[2]	500,000	522,500
Total Basic Materials		42,523,243

Technology – 2.5%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	7,800,000	8,219,250
NXP BV / NXP Funding LLC
5.75% due 02/15/21[2]	6,445,000	6,735,025
Unisys Corp.
6.25% due 08/15/17[1]	3,118,000	3,215,438
Aspect Software, Inc.
10.63% due 05/15/17†††,3,4	1,414,000	—
Total Technology		18,169,713

Utilities – 1.8%
Calpine Corp.
7.88% due 01/15/23[2]	7,503,000	8,018,831
GenOn Energy, Inc.
7.88% due 06/15/17	5,795,000	4,911,263
Total Utilities		12,930,094
Total Corporate Bonds
(Cost $664,748,977)		663,082,058

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 – 5.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3025%	38,735,852	$38,735,852
Total Securities Lending Fund
(Cost $38,735,852)		38,735,852
Total Investments – 99.0%
(Cost $703,484,829)		$701,817,910
Other Assets & Liabilities, net – 1.0%		6,795,910
Total Net Assets – 100.0%		$708,613,820

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $124,057,835 (cost $124,162,399), or 17.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security is in default of interest and/or principal obligations.
4	Security was fair valued by the Valuation Committee at May 31, 2016. The total market value of fair valued securities amounts to $0, (cost $1,416,810) or 0.0% of total net assets.
5	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
138 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	83.1%
Canada	5.2%
United Kingdom	3.5%
Netherlands	1.6%
Cayman Islands	1.3%
Sweden	1.2%
Bermuda	1.2%
Luxembourg	1.0%
Austria	0.8%
Ireland	0.6%
Germany	0.3%
British Virgin Islands	0.2%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs		Total
Assets:
Corporate Bonds	$—	$663,082,058	$—	*	$663,082,058
Securities Lending Collateral	38,735,852	—	—		38,735,852
Total	$38,735,852	$663,082,058	$—	*	$701,817,910
* Market value is less than $1.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
The transfers in and out of the valuation levels as of May 31, 2016 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 3	$—	*
* Market value is less than $1.
As of May 31, 2016, the Fund had a security with a total value less than $1 transfer from Level 1 to Level 3 due to lack of availability of market price information at the period end.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Assets:
Beginning Balance	$—
Transfer into Level 3	—	*
Ending Balance	$—	*
* Market value is less than $1.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 139

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 95.1%
Financial – 17.7%
Ally Financial, Inc.
3.60% due 05/21/18	$7,384,000	$7,454,147
3.25% due 11/05/18	6,132,000	6,124,335
4.75% due 09/10/18	5,146,000	5,300,380
8.00% due 12/31/18	4,467,000	4,885,781
3.25% due 02/13/18	4,640,000	4,640,000
Navient Corp.
8.45% due 06/15/18	22,481,000	24,307,581
5.00% due 06/15/18	634,000	632,415
CIT Group, Inc.
5.25% due 03/15/18	14,888,000	15,409,080
6.63% due 04/01/18[2]	6,158,000	6,510,176
iStar, Inc.
7.13% due 02/15/18	3,807,000	3,906,933
4.88% due 07/01/18	3,694,000	3,587,798
Genworth Holdings, Inc.
6.52% due 05/22/18[1]	6,787,000	6,719,130
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/18[2]	4,808,000	4,771,940
ROC Finance LLC / ROC Finance 1 Corp.
12.13% due 09/01/18[2]	4,515,000	4,718,175
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18[1]	4,732,000	4,631,445
Aircastle Ltd.
4.63% due 12/15/18[1]	4,198,000	4,355,425
International Lease Finance Corp.
3.88% due 04/15/18	4,273,000	4,347,778
Cantor Commercial Real Estate Company Limited
Partnership / CCRE Finance Corp.
7.75% due 02/15/18[2]	3,675,000	3,573,478
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[2]	2,752,000	2,710,720
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/18[2]	2,448,000	1,897,200
Speedy Cash Intermediate Holdings Corp.
10.75% due 05/15/18[2]	2,206,000	1,483,535
Total Financial		121,967,452

Consumer, Non-cyclical – 16.5%
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/18[1,2]	13,544,000	13,306,980
Tenet Healthcare Corp.
6.25% due 11/01/18	11,916,000	12,660,749
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	9,725,000	9,918,138
inVentiv Health, Inc.
9.00% due 01/15/18[2]	6,700,000	6,884,250
HCA, Inc.
8.00% due 10/01/18	6,079,000	6,823,678
Kinetics Concept, Inc. / KCI USA, Inc.
10.50% due 11/01/18	6,580,000	6,596,450
Safway Group Holding LLC / Safway Finance Corp.
7.00% due 05/15/18[2]	6,490,000	6,587,350
Alere, Inc.
7.25% due 07/01/18	5,416,000	5,602,175
Fresenius Medical Care US Finance II, Inc.
6.50% due 09/15/18[2]	4,764,000	5,192,760
Avon Products, Inc.
5.75% due 03/01/18[1]	2,710,000	2,679,512
4.20% due 07/15/18[1]	2,274,000	2,134,718
Marfrig Holdings Europe BV
8.38% due 05/09/18[2]	4,500,000	4,770,000
NES Rentals Holdings, Inc.
7.88% due 05/01/18[2]	4,467,000	4,355,325
Mallinckrodt International Finance S.A.
3.50% due 04/15/18[1]	4,447,000	4,346,943
Smithfield Foods, Inc.
5.25% due 08/01/18[2]	3,769,000	3,816,113
Flexi-Van Leasing, Inc.
7.88% due 08/15/18[2]	3,406,000	3,354,910
Hertz Corp.
4.25% due 04/01/18	3,080,000	3,129,280
Service Corporation International
7.63% due 10/01/18	2,770,000	3,102,400
RR Donnelley & Sons Co.
7.25% due 05/15/18	2,866,000	3,041,543
Harland Clarke Holdings Corp.
9.75% due 08/01/18[2]	2,694,000	2,714,205
iPayment, Inc.
9.50% due 12/15/19[1,2]	2,482,540	2,507,365
Total Consumer, Non-cyclical		113,524,844

Consumer, Cyclical – 13.6%
Jaguar Land Rover Automotive plc
4.13% due 12/15/18[2]	7,230,000	7,455,938
Lennar Corp.
6.95% due 06/01/18	3,146,000	3,405,545
4.13% due 12/01/18	3,214,000	3,307,206
American Airlines Group, Inc.
6.13% due 06/01/18	6,186,000	6,448,905
Algeco Scotsman Global Finance plc
8.50% due 10/15/18[1,2]	7,500,000	6,356,250
CalAtlantic Group, Inc.
8.38% due 05/15/18	5,432,000	6,029,519
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 11/01/18[1]	5,600,000	5,810,000
DR Horton, Inc.
3.75% due 03/01/19	5,417,000	5,579,510
MGM Resorts International
11.38% due 03/01/18	4,344,000	4,973,880
United Continental Holdings, Inc.
6.38% due 06/01/18	4,056,000	4,264,073
Yum! Brands, Inc.
6.25% due 03/15/18	3,557,000	3,783,759
Landry's Holdings II, Inc.
10.25% due 01/01/18[2]	3,468,000	3,511,350

See notes to financial statements.
140 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.1% (continued)
Consumer, Cyclical – 13.6% (continued)
Peninsula Gaming LLC / Peninsula Gaming Corp.
8.38% due 02/15/18[2]	$3,410,000	$3,445,853
Accuride Corp.
9.50% due 08/01/18[1]	3,940,000	3,349,000
KB Home
7.25% due 06/15/18	3,103,000	3,331,846
Lions Gate Entertainment Corp.
5.25% due 08/01/18	3,218,000	3,306,495
JC Penney Corporation, Inc.
5.75% due 02/15/18[1]	3,131,000	3,193,620
BMC Stock Holdings, Inc.
9.00% due 09/15/18[2]	3,018,000	3,156,058
Sears Holdings Corp.
6.63% due 10/15/18[1]	2,940,000	2,631,300
Scientific Games Corp.
8.13% due 09/15/18	2,500,000	2,437,500
NAI Entertainment Holdings / NAI Entertainment
Holdings Finance Corp.
5.00% due 08/01/18[2]	2,268,000	2,324,700
Beazer Homes USA, Inc.
6.63% due 04/15/18	1,965,000	2,007,287
Gibson Brands, Inc.
8.88% due 08/01/18[2]	3,432,000	1,827,540
International Automotive Components Group S.A.
9.13% due 06/01/18[2]	980,000	921,690
Toys R Us, Inc.
7.38% due 10/15/18	880,000	699,600
Total Consumer, Cyclical		93,558,424

Communications – 12.9%
Sprint Communications, Inc.
9.00% due 11/15/18[2]	30,092,000	32,123,209
DISH DBS Corp.
4.25% due 04/01/18	11,520,000	11,836,800
CSC Holdings LLC
7.63% due 07/15/18	4,560,000	4,959,000
7.88% due 02/15/18	3,440,000	3,732,400
Cablevision Systems Corp.
7.75% due 04/15/18	7,250,000	7,739,375
TEGNA, Inc.
6.38% due 10/15/23	6,170,000	6,613,623
7.13% due 09/01/18	520,000	527,150
Frontier Communications Corp.
8.13% due 10/01/18	5,479,000	5,965,261
T-Mobile USA, Inc.
5.25% due 09/01/18	4,790,000	4,903,763
IAC
4.88% due 11/30/18	3,987,000	4,096,643
Bankrate, Inc.
6.13% due 08/15/18[2]	3,353,000	3,378,148
CPI International, Inc.
8.75% due 02/15/18	2,448,000	2,435,760
HC2 Holdings, Inc.
11.00% due 12/01/19[2]	780,000	705,900
Total Communications		89,017,032

Industrial – 11.9%
Bombardier, Inc.
5.50% due 09/15/18[1,2]	7,900,000	7,781,500
7.50% due 03/15/18[2]	7,146,000	7,324,650
CNH Industrial Capital LLC
3.63% due 04/15/18	7,412,000	7,523,180
3.88% due 07/16/18	6,750,000	6,783,750
Reynolds Group Issuer Incorporated / Reynolds
Group Issuer LLC / Reynolds Group Issuer Lu
8.50% due 05/15/18	5,673,000	5,694,274
Zekelman Industries, Inc.
8.25% due 03/15/18[2]	5,382,000	5,493,004
USG Corp.
9.75% due 01/15/18	4,788,000	5,375,823
Harsco Corp.
5.75% due 05/15/18	5,420,000	4,878,000
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/18[2]	5,030,000	4,640,175
XPO CNW, Inc.
7.25% due 01/15/18[1]	4,000,000	4,110,000
Tutor Perini Corp.
7.63% due 11/01/18[1]	3,224,000	3,240,120
CEVA Group plc
4.00% due 05/01/18[1,2]	3,250,000	2,973,750
Kemet Corp.
10.50% due 05/01/18	2,734,000	2,583,630
Tervita Corp.
8.00% due 11/15/18[1,2]	2,448,000	2,163,420
10.88% due 02/15/18[2]	980,000	200,900
ADS Tactical, Inc.
11.00% due 04/01/18[2]	1,960,000	2,033,500
Xerium Technologies, Inc.
8.88% due 06/15/18[1]	2,133,000	2,026,350
Owens-Illinois, Inc.
7.80% due 05/15/18	1,714,000	1,872,545
Vulcan Materials Co.
7.00% due 06/15/18	1,472,000	1,626,560
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	1,568,000	1,575,840
US Concrete, Inc.
8.50% due 12/01/18[1]	1,363,000	1,424,539
Michael Baker International LLC / CDL Acquisition
Company, Inc.
8.25% due 10/15/18[2]	275,000	275,000
Real Alloy Holding, Inc.
10.00% due 01/15/19[2]	148,000	148,000
Total Industrial		81,748,510

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 141

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 95.1% (continued)
Basic Materials – 9.6%
ArcelorMittal
6.13% due 06/01/18	$13,436,000	$14,057,414
Evraz Group S.A.
6.75% due 04/27/18[2]	7,250,000	7,432,700
INEOS Group Holdings S.A.
6.13% due 08/15/18[1,2]	7,074,000	7,184,531
Ashland, Inc.
3.88% due 04/15/18	6,822,000	7,018,133
AK Steel Corp.
8.75% due 12/01/18[1]	6,501,000	6,663,525
Commercial Metals Co.
7.35% due 08/15/18	4,419,000	4,706,235
Hexion, Inc.
8.88% due 02/01/18	4,714,000	4,030,470
Vedanta Resources plc
9.50% due 07/18/18[1,2]	4,000,000	3,780,012
Cornerstone Chemical Co.
9.38% due 03/15/18[2]	3,760,000	3,590,800
Smurfit Kappa Acquisitions
4.88% due 09/15/18[2]	2,525,000	2,657,563
OMNOVA Solutions, Inc.
7.88% due 11/01/18	2,006,000	2,021,045
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/18[2]	1,468,000	1,282,665
Teck Resources Ltd.
2.50% due 02/01/18[1]	995,000	1,007,438
Joseph T Ryerson & Son, Inc.
11.25% due 10/15/18	900,000	852,750
Total Basic Materials		66,285,281

Energy – 8.5%
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
5.00% due 01/15/18[1]	13,108,000	13,435,700
Southwestern Energy Co.
7.50% due 02/01/18[1]	7,000,000	7,070,000
3.30% due 01/23/18[1]	6,000,000	5,820,000
Transocean, Inc.
6.00% due 03/15/18[1]	9,500,000	9,262,500
Weatherford International Ltd.
6.00% due 03/15/18	7,000,000	6,930,000
Rockies Express Pipeline LLC
6.85% due 07/15/18[2]	6,266,000	6,547,970
NuStar Logistics, LP
8.15% due 04/15/18	3,272,000	3,468,320
Whiting Petroleum Corp.
6.50% due 10/01/18[1]	3,705,000	3,445,650
Petroleum Geo-Services ASA
7.38% due 12/15/18[1,2]	1,500,000	1,140,000
Sibur Securities Ltd.
3.91% due 01/31/18[2]	750,000	755,603
Natural Resource Partners Limited
Partnership / NRP Finance Corp.
9.13% due 10/01/18	980,000	671,300
Total Energy		58,547,043

Technology – 2.6%
NXP BV / NXP Funding LLC
3.75% due 06/01/18[2]	7,052,000	7,237,114
Dell, Inc.
5.65% due 04/15/18	4,594,000	4,806,473
BMC Software, Inc.
7.25% due 06/01/18	3,722,000	3,461,460
Interface Security Systems Holdings Incorporated /
Interface Security Systems LLC
9.25% due 01/15/18	2,694,000	2,643,488
Total Technology		18,148,535

Utilities – 1.8%
NRG Energy, Inc.
7.63% due 01/15/18[1]	4,773,000	5,166,773
Talen Energy Supply LLC
6.50% due 05/01/18[1]	4,686,000	4,850,010
GenOn Energy, Inc.
9.50% due 10/15/18	2,940,000	2,329,950
Total Utilities		12,346,733
Total Corporate Bonds
(Cost $661,096,592)		655,143,854

See notes to financial statements.
142 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 5.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3025%	40,639,699	$40,639,699
Total Securities Lending Collateral
(Cost $40,639,699)		40,639,699
Total Investments – 101.0%
(Cost $701,736,291)		$695,783,553
Other Assets & Liabilities, net – (1.0)%		(7,062,629)
Total Net Assets – 100.0%		$688,720,924

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $219,003,975 (cost $226,286,271), or 31.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	80.7%
Canada	5.4%
Luxembourg	5.2%
United Kingdom	3.1%
Netherlands	1.8%
Bermuda	1.7%
Cayman Islands	1.4%
Ireland	0.5%
Norway	0.2%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$655,143,854	$—	$655,143,854
Securities Lending Collateral	40,639,699	—	—	40,639,699
Total	$40,639,699	$655,143,854	$—	$695,783,553
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016 there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 143

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 94.1%
Communications – 15.4%
Sprint Capital Corp.
6.90% due 05/01/19	$7,215,000	$6,764,062
DISH DBS Corp.
7.88% due 09/01/19	5,995,000	6,631,968
WideOpenWest Finance LLC / WideOpenWest
Capital Corp.
10.25% due 07/15/19	4,575,000	4,786,594
13.38% due 10/15/19[1]	1,500,000	1,593,750
Nokia Oyj
5.38% due 05/15/19	4,255,000	4,551,786
T-Mobile USA, Inc.
6.46% due 04/28/19	3,699,000	3,775,291
Avaya, Inc.
7.00% due 04/01/19[2]	3,007,000	2,195,110
9.00% due 04/01/19[2]	1,273,000	942,020
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	3,967,000	2,975,250
TEGNA, Inc.
5.13% due 10/15/19	2,621,000	2,706,183
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	2,493,000	2,542,860
VimpelCom Holdings BV
5.20% due 02/13/19[2]	2,450,000	2,513,137
CenturyLink, Inc.
6.15% due 09/15/19	2,173,000	2,289,799
CSC Holdings LLC
8.63% due 02/15/19	1,843,000	2,052,641
Frontier Communications Corp.
7.13% due 03/15/19	1,649,000	1,760,308
FairPoint Communications, Inc.
8.75% due 08/15/19[2]	1,467,000	1,417,488
iHeartCommunications, Inc.
9.00% due 12/15/19	1,543,000	1,217,041
LBI Media, Inc.
10.00% due 04/15/19[2]	1,217,000	1,195,703
EarthLink Holdings Corp.
8.88% due 05/15/19	871,000	894,953
HC2 Holdings, Inc.
11.00% due 12/01/19[2]	692,000	626,260
Hughes Satellite Systems Corp.
6.50% due 06/15/19	437,000	470,321
Total Communications		53,902,525

Industrial – 14.8%
Reynolds Group Issuer Incorporated / Reynolds Group
Issuer LLC / Reynolds Group Issuer
9.88% due 08/15/19	4,313,000	4,485,520
7.88% due 08/15/19	2,250,000	2,315,864
9.00% due 04/15/19	2,000,000	2,045,000
Florida East Coast Holdings Corp.
6.75% due 05/01/19[2]	3,993,000	3,993,000
XPO Logistics, Inc.
7.88% due 09/01/19[1,2]	3,169,000	3,311,605
BlueLine Rental Finance Corp.
7.00% due 02/01/19[2]	3,575,000	3,038,750
PaperWorks Industries, Inc.
9.50% due 08/15/19[2]	3,112,000	2,901,940
SBA Communications Corp.
5.63% due 10/01/19	2,655,000	2,761,200
CNH Industrial Capital LLC
3.38% due 07/15/19[1]	2,605,000	2,585,463
Coveris Holdings S.A.
7.88% due 11/01/19[2]	2,500,000	2,462,500
Anixter, Inc.
5.63% due 05/01/19	2,023,000	2,172,196
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/19[2]	2,223,000	2,156,309
Casella Waste Systems, Inc.
7.75% due 02/15/19	1,633,000	1,668,722
Meccanica Holdings USA, Inc.
6.25% due 07/15/19[2]	1,500,000	1,646,250
Albea Beauty Holdings S.A.
8.38% due 11/01/19[2]	1,475,000	1,559,813
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/19[2]	1,500,000	1,526,250
Global Brass and Copper, Inc.
9.50% due 06/01/19	1,367,000	1,429,369
Bombardier, Inc.
4.75% due 04/15/19[2]	1,449,000	1,380,172
Greif, Inc.
7.75% due 08/01/19	1,167,000	1,311,416
Sanmina Corp.
4.38% due 06/01/19[2]	1,123,000	1,148,268
Real Alloy Holding, Inc.
10.00% due 01/15/19[2]	1,123,000	1,123,000
LMI Aerospace, Inc.
7.38% due 07/15/19	1,066,000	1,092,650
Koppers, Inc.
7.88% due 12/01/19	985,000	1,013,319
Cleaver-Brooks, Inc.
8.75% due 12/15/19[2]	870,000	863,475
AEP Industries, Inc.
8.25% due 04/15/19	723,000	738,996
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19[1]	690,000	548,550
LSB Industries, Inc.
7.75% due 08/01/19	291,000	298,275
Navios Maritime Holdings Inc./ Navios Maritime
Finance II US Inc
8.13% due 02/15/19	485,000	183,088
Total Industrial		51,760,960

See notes to financial statements.
144 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 94.1% (continued)
Consumer, Cyclical – 13.8%
Lennar Corp.
4.50% due 06/15/19	$3,103,000	$3,219,362
4.50% due 11/15/19[1]	2,111,000	2,198,079
American Airlines Group, Inc.
5.50% due 10/01/19[1,2]	4,063,000	4,111,247
MGM Resorts International
8.63% due 02/01/19	3,493,000	3,973,287
Jo-Ann Stores LLC
8.13% due 03/15/19[2]	2,691,000	2,630,453
Jaguar Land Rover Automotive plc
4.25% due 11/15/19[2]	2,500,000	2,596,874
Guitar Center, Inc.
6.50% due 04/15/19[1,2]	2,687,000	2,398,148
JC Penney Corporation, Inc.
8.13% due 10/01/19[1]	2,152,000	2,211,180
KB Home
4.75% due 05/15/19	2,205,000	2,210,512
L Brands, Inc.
8.50% due 06/15/19	1,755,000	2,048,963
International Game Technology
7.50% due 06/15/19	1,755,000	1,934,887
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/19[2]	1,699,000	1,788,198
Air Canada
6.75% due 10/01/19[2]	1,661,000	1,737,821
Allied Specialty Vehicles, Inc.
8.50% due 11/01/19[2]	1,617,000	1,659,446
Carlson Wagonlit B.V.
6.88% due 06/15/19[2]	1,500,000	1,554,086
TRI Pointe Group Incorporated / TRI Pointe Homes Inc
4.38% due 06/15/19	1,467,000	1,474,335
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	673,000	752,078
5.13% due 02/15/19	673,000	687,221
Yum! Brands, Inc.
5.30% due 09/15/19	1,330,000	1,418,113
GameStop Corp.
5.50% due 10/01/19[2]	1,343,000	1,311,104
Allegiant Travel Co.
5.50% due 07/15/19	1,217,000	1,262,638
Beazer Homes USA, Inc.
5.75% due 06/15/19	1,066,000	967,395
9.13% due 05/15/19	94,000	92,355
Commercial Vehicle Group, Inc.
7.88% due 04/15/19[1]	1,015,000	999,775
CCM Merger, Inc.
9.13% due 05/01/19[2]	723,000	758,389
Radio Systems Corp.
8.38% due 11/01/19[2]	673,000	708,333
Office Depot, Inc.
9.75% due 03/15/19[2]	583,000	612,879
DR Horton, Inc.
3.75% due 03/01/19	500,000	515,000
Algeco Scotsman Global Finance plc
10.75% due 10/15/19[2]	400,000	164,000
Total Consumer, Cyclical		47,996,158

Consumer, Non-cyclical – 13.2%
CHS/Community Health Systems, Inc.
8.00% due 11/15/19	8,239,000	8,177,207
Tenet Healthcare Corp.
5.00% due 03/01/19	5,011,000	4,879,761
5.50% due 03/01/19	2,437,000	2,394,353
Hertz Corp.
6.75% due 04/15/19	5,081,000	5,159,099
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	4,807,000	4,638,755
APX Group, Inc.
6.38% due 12/01/19[1]	3,993,000	3,973,035
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[2]	3,649,000	3,940,920
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1,2]	2,649,000	2,496,683
Graham Holdings Co.
7.25% due 02/01/19	1,500,000	1,638,000
Constellation Brands, Inc.
3.88% due 11/15/19[1]	1,467,000	1,542,184
Dole Food Company, Inc.
7.25% due 05/01/19[2]	1,518,000	1,506,615
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	1,508,000	1,440,140
Laureate Education, Inc.
9.25% due 09/01/19[1,2]	1,101,000	1,018,425
RR Donnelley & Sons Co.
8.25% due 03/15/19	935,000	1,006,294
Safeway, Inc.
5.00% due 08/15/19	982,000	986,910
Cenveo Corp.
6.00% due 08/01/19[2]	967,000	797,775
B&G Foods, Inc.
4.63% due 06/01/21	250,000	253,750
Syniverse Holdings, Inc.
9.13% due 01/15/19	335,000	165,825
BakerCorp International, Inc.
8.25% due 06/01/19	191,000	154,710
Modular Space Corp.
10.25% due 01/31/19[2]	191,000	97,888
SFX Entertainment, Inc.
9.63% due 02/01/19[2,3]	241,000	5,423
Total Consumer, Non-cyclical		46,273,752
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 145

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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 94.1% (continued)
Financial – 13.1%
CIT Group, Inc.
5.50% due 02/15/19[2]	$5,627,000	$5,894,283
3.88% due 02/19/19	3,375,000	3,399,266
Navient Corp.
5.50% due 01/15/19	3,963,000	3,977,860
4.88% due 06/17/19	3,025,000	2,964,500
Ally Financial, Inc.
3.75% due 11/18/19	3,449,000	3,457,623
3.50% due 01/27/19	3,293,000	3,293,000
International Lease Finance Corp.
6.25% due 05/15/19	3,024,000	3,273,480
5.88% due 04/01/19	449,000	480,991
OneMain Financial Holdings LLC
6.75% due 12/15/19[2]	2,449,000	2,482,674
Radian Group, Inc.
5.50% due 06/01/19	2,291,000	2,382,640
iStar, Inc.
5.00% due 07/01/19	2,437,000	2,327,335
VEREIT Operating Partnership, LP
3.00% due 02/06/19	2,199,000	2,193,503
Aircastle Ltd.
6.25% due 12/01/19	1,917,000	2,101,511
Springleaf Finance Corp.
5.25% due 12/15/19	2,181,000	2,091,034
PHH Corp.
7.38% due 09/01/19[1]	1,529,000	1,506,065
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/19[1,2]	1,367,000	1,413,136
AerCap Ireland Capital Limited / AerCap Global
Aviation Trust
3.75% due 05/15/19	1,330,000	1,351,613
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[1]	1,200,000	1,257,000
Total Financial		45,847,514

Energy – 9.4%
Weatherford International Ltd.
9.63% due 03/01/19[1]	4,275,000	4,232,249
Oasis Petroleum, Inc.
7.25% due 02/01/19	3,250,000	3,128,125
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
4.13% due 11/15/19	2,863,000	2,805,739
Whiting Petroleum Corp.
5.00% due 03/15/19	3,057,000	2,766,585
NGPL PipeCo LLC
9.63% due 06/01/19[1,2]	2,629,000	2,757,164
Greenko Dutch BV
8.00% due 08/01/19[2]	2,500,000	2,703,125
PHI, Inc.
5.25% due 03/15/19	2,673,000	2,412,383
SESI LLC
6.38% due 05/01/19	2,500,000	2,343,750
Rockies Express Pipeline LLC
6.00% due 01/15/19[1,2]	1,955,000	2,038,088
DCP Midstream LLC
9.75% due 03/15/19[2]	1,585,000	1,693,969
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[2]	1,650,000	1,666,500
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.50% due 10/15/19	1,438,000	1,502,710
Niska Gas Storage Canada ULC / Niska Gas
Storage Canada Finance Corp.
6.50% due 04/01/19	1,000,000	945,000
Bill Barrett Corp.
7.63% due 10/01/19	773,000	622,265
SEACOR Holdings, Inc.
7.38% due 10/01/19	579,000	560,183
EV Energy Partners Limited Partnership /
EV Energy Finance Corp.
8.00% due 04/15/19	435,000	232,725
Basic Energy Services, Inc.
7.75% due 02/15/19	529,000	186,473
SunCoke Energy, Inc.
7.63% due 08/01/19	91,000	87,815
Forbes Energy Services Ltd.
9.00% due 06/15/19	122,000	55,510
Total Energy		32,740,358

Utilities – 6.2%
Dynegy, Inc.
6.75% due 11/01/19	8,435,000	8,498,263
Talen Energy Supply LLC
4.63% due 07/15/19[2]	5,607,000	5,186,475
NGL Energy Partners Limited Partnership /
NGL Energy Finance Corp.
5.13% due 07/15/19	2,475,000	2,239,875
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	1,751,000	1,786,020
Listrindo Capital BV
6.95% due 02/21/19[2]	1,500,000	1,556,250
Atlantica Yield plc
7.00% due 11/15/19[2]	1,500,000	1,413,750
DPL, Inc.
6.75% due 10/01/19	985,000	1,014,550
Total Utilities		21,695,183

Basic Materials – 5.9%
Consolidated Energy Finance S.A.
6.75% due 10/15/19[2]	5,990,000	5,630,599
Anglo American Capital plc
9.38% due 04/08/19[2]	3,250,000	3,648,125

See notes to financial statements.
146 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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	Face
	Amount	Value
CORPORATE BONDS†† – 94.1% (continued)
Basic Materials – 5.9% (continued)
INEOS Group Holdings S.A.
5.88% due 02/15/19[1,2]	$2,900,000	$2,947,125
Allegheny Technologies, Inc.
9.38% due 06/01/19	1,717,000	1,712,708
Mercer International, Inc.
7.00% due 12/01/19	1,678,000	1,698,975
Steel Dynamics, Inc.
6.13% due 08/15/19	1,592,000	1,655,680
First Quantum Minerals Ltd.
7.25% due 10/15/19[2]	950,000	802,750
Vedanta Resources plc
6.00% due 01/31/19[1,2]	800,000	666,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[2]	813,000	654,465
Teck Resources Ltd.
3.00% due 03/01/19[1]	595,000	572,688
Tembec Industries, Inc.
9.00% due 12/15/19[2]	696,000	546,360
Total Basic Materials		20,535,475

Technology – 1.2%
Dell, Inc.
5.88% due 06/15/19[1]	2,296,000	2,413,670
Change Healthcare Holdings, Inc.
11.00% due 12/31/19	967,000	1,025,624
Advanced Micro Devices, Inc.
6.75% due 03/01/19	867,000	784,635
Total Technology		4,223,929

Diversified – 1.1%
HRG Group, Inc.
7.88% due 07/15/19	3,649,000	3,858,818
Total Corporate Bonds
(Cost $333,846,221)		328,834,672

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 – 5.7%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3025%	19,878,437	$19,878,437
Total Securities Lending Fund
(Cost $19,878,437)		19,878,437
Total Investments – 99.8%
(Cost $353,724,658)		$348,713,109
Other Assets & Liabilities, net – 0.2%		700,222
Total Net Assets – 100.0%		$349,413,331

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $111,596,593 (cost $114,430,405), or 31.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security is in default of interest and/or principal obligations.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 147

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Country Diversification
% of Corporate
Country	Bonds
United States	83.6%
Luxembourg	5.2%
United Kingdom	2.6%
Netherlands	2.5%
Bermuda	1.9%
Canada	1.8%
Finland	1.4%
Ireland	0.9%
Marshall Island	0.1%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets:
Corporate Bonds	$—	$328,834,672	$—	$328,834,672
Securities Lending Collateral	19,878,437	—	—	19,878,437
Total	$19,878,437	$328,834,672	$—	$348,713,109
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
148 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3%
Communications – 20.7%
Wind Acquisition Finance S.A.
4.75% due 07/15/20[1]	$2,300,000	$2,265,499
6.50% due 04/30/20[1]	1,000,000	1,032,500
Frontier Communications Corp.
8.50% due 04/15/20	1,511,000	1,605,438
8.88% due 09/15/20[1]	1,427,000	1,521,538
Sprint Communications, Inc.
7.00% due 08/15/20	1,927,000	1,658,221
7.00% due 03/01/20[1]	1,300,000	1,348,087
SoftBank Corp.
4.50% due 04/15/20[1]	2,650,000	2,742,749
T-Mobile USA, Inc.
6.54% due 04/28/20	1,128,000	1,165,349
6.63% due 11/15/20	945,000	979,445
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	2,203,000	2,105,894
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
6.38% due 09/15/20[1]	1,649,000	1,684,881
DISH DBS Corp.
5.13% due 05/01/20	1,283,000	1,303,849
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	1,261,000	1,295,678
Sirius XM Radio, Inc.
5.88% due 10/01/20[1]	771,000	799,913
4.25% due 05/15/20[1]	462,000	472,861
SBA Telecommunications, Inc.
5.75% due 07/15/20	1,195,000	1,233,838
CenturyLink, Inc.
5.63% due 04/01/20	1,149,000	1,182,034
CommScope, Inc.
4.38% due 06/15/20[1]	1,040,000	1,073,800
Windstream Corp.
7.75% due 10/15/20[2]	1,121,000	1,053,740
Cablevision Systems Corp.
8.00% due 04/15/20	907,000	925,140
Altice Finco S.A.
9.88% due 12/15/20[1]	758,000	823,378
EarthLink Holdings Corp.
7.38% due 06/01/20	750,000	792,188
ViaSat, Inc.
6.88% due 06/15/20	731,000	754,758
Gannett Company, Inc.
5.13% due 07/15/20	630,000	653,625
Clear Channel International BV
8.75% due 12/15/20[1]	500,000	517,500
Cincinnati Bell, Inc.
8.38% due 10/15/20	463,000	484,993
Cogeco Communications, Inc.
4.88% due 05/01/20[1]	417,000	428,989
j2 Cloud Services, Inc.
8.00% due 08/01/20[2]	160,000	167,600
Total Communications		32,073,485

Consumer, Cyclical – 16.9%
MGM Resorts International
6.75% due 10/01/20	1,333,000	1,456,969
5.25% due 03/31/20	962,000	1,000,480
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20[2]	1,800,000	1,822,499
HD Supply, Inc.
7.50% due 07/15/20	1,565,000	1,654,988
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20	1,250,000	1,314,063
Family Tree Escrow LLC
5.25% due 03/01/20[1]	962,000	1,007,695
JC Penney Company, Inc.
5.65% due 06/01/20[2]	935,000	869,550
William Lyon Homes, Inc.
8.50% due 11/15/20	810,000	846,449
Tempur Sealy International, Inc.
6.88% due 12/15/20	727,000	776,581
Playa Resorts Holding BV
8.00% due 08/15/20[1]	750,000	765,000
Michaels Stores, Inc.
5.88% due 12/15/20[1]	712,000	742,260
International Game Technology plc
5.63% due 02/15/20[1]	700,000	735,000
Rexel S.A.
5.25% due 06/15/20[1]	700,000	731,500
L Brands, Inc.
7.00% due 05/01/20	641,000	727,535
ZF North America Capital, Inc.
4.00% due 04/29/20[1]	700,000	726,250
Dufry Finance SCA
5.50% due 10/15/20[1]	700,000	722,511
Jaguar Land Rover Automotive plc
3.50% due 03/15/20[1,2]	700,000	709,625
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	663,000	688,691
DR Horton, Inc.
4.00% due 02/15/20	649,000	673,337
Landry's, Inc.
9.38% due 05/01/20[1]	625,000	657,031
American Airlines Group, Inc.
4.63% due 03/01/20[1]	663,000	645,596
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	591,000	619,811
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	485,000	580,788
Wolverine World Wide, Inc.
6.13% due 10/15/20	536,000	556,100

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 149

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	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Consumer, Cyclical – 16.9% (continued)
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[1]	$523,000	$555,688
Caesars Entertainment Resort Properties LLC /
Caesars Entertainment Resort Prope
8.00% due 10/01/20	500,000	506,250
K Hovnanian Enterprises, Inc.
9.13% due 11/15/20[1]	463,000	335,675
7.25% due 10/15/20[1]	185,000	163,725
Ruby Tuesday, Inc.
7.63% due 05/15/20	500,000	487,500
Ryland Group, Inc.
6.63% due 05/01/20	375,000	415,313
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[1]	435,000	406,725
United Continental Holdings, Inc.
6.00% due 12/01/20[2]	385,000	406,175
Yum! Brands, Inc.
3.88% due 11/01/20	400,000	402,000
KB Home
8.00% due 03/15/20	371,000	401,608
Boyd Gaming Corp.
9.00% due 07/01/20	374,000	392,311
Meritage Homes Corp.
7.15% due 04/15/20	323,000	352,070
Brookfield Residential Properties, Inc.
6.50% due 12/15/20[1]	185,000	188,700
Titan International, Inc.
6.88% due 10/01/20[2]	91,000	77,123
Scientific Games International, Inc.
6.25% due 09/01/20	91,000	55,510
Total Consumer, Cyclical		26,176,682

Consumer, Non-cyclical – 14.2%
Tenet Healthcare Corp.
6.00% due 10/01/20	1,909,000	2,018,767
8.00% due 08/01/20	1,000,000	1,024,375
4.75% due 06/01/20	555,000	570,609
6.75% due 02/01/20	371,000	366,363
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/20[1]	1,723,000	1,542,084
5.38% due 03/15/20[1]	1,538,000	1,364,975
7.00% due 10/01/20[1]	692,000	627,990
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	1,721,000	1,604,832
JBS Investments GmbH
7.75% due 10/28/20[1]	1,300,000	1,368,250
APX Group, Inc.
8.75% due 12/01/20[2]	1,371,000	1,254,465
Kindred Healthcare, Inc.
8.00% due 01/15/20	1,212,000	1,216,545
WellCare Health Plans, Inc.
5.75% due 11/15/20	1,099,000	1,142,960
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
4.88% due 04/15/20[1]	1,162,000	1,132,950
Cott Beverages, Inc.
6.75% due 01/01/20	962,000	1,008,898
Hertz Corp.
5.88% due 10/15/20[2]	917,000	934,193
JBS USA LLC / JBS USA Finance, Inc.
8.25% due 02/01/20[1]	739,000	772,255
Alere, Inc.
6.50% due 06/15/20	712,000	717,340
Fresenius Medical Care US Finance II, Inc.
4.13% due 10/15/20[1]	663,000	684,548
Amsurg Corp.
5.63% due 11/30/20	573,000	591,623
ACCO Brands Corp.
6.75% due 04/30/20	540,000	573,075
RR Donnelley & Sons Co.
7.63% due 06/15/20	429,000	449,378
Live Nation Entertainment, Inc.
7.00% due 09/01/20[1]	371,000	389,461
Deluxe Corp.
6.00% due 11/15/20	230,000	239,488
Service Corporation International
4.50% due 11/15/20	185,000	190,319
Universal Hospital Services, Inc.
7.63% due 08/15/20	185,000	173,669
Total Consumer, Non-cyclical		21,959,412

Energy – 12.8%
Citgo Holding, Inc.
10.75% due 02/15/20[1]	1,871,000	1,874,508
Energy Transfer Equity, LP
7.50% due 10/15/20	1,604,000	1,644,099
Southwestern Energy Co.
4.05% due 01/23/20	1,500,000	1,349,999
Rockies Express Pipeline LLC
5.63% due 04/15/20[1]	1,000,000	1,022,500
Weatherford International Ltd.
5.13% due 09/15/20[2]	1,250,000	1,018,750
Seven Generations Energy Ltd.
8.25% due 05/15/20[1]	962,000	1,010,099
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	1,549,000	1,002,978
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/20[1]	962,000	955,988
Transocean, Inc.
6.50% due 11/15/20[2]	1,053,000	818,708
Holly Energy Partners Limited Partnership /
Holly Energy Finance Corp.
6.50% due 03/01/20	685,000	695,275

See notes to financial statements.
150 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
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	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Energy – 12.8% (continued)
Sabine Pass LNG, LP
6.50% due 11/01/20	$661,000	$693,224
DCP Midstream LLC
5.35% due 03/15/20[1]	662,000	638,869
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.00% due 12/15/20	649,000	632,775
Tesoro Logistics Limited Partnership / Tesoro Logistics
Finance Corp.
5.88% due 10/01/20	607,000	628,245
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
6.63% due 10/01/20	580,000	594,500
Antero Resources Corp.
6.00% due 12/01/20	585,000	583,538
Precision Drilling Corp.
6.63% due 11/15/20	626,000	560,270
Comstock Resources, Inc.
10.00% due 03/15/20[1,2]	705,000	521,700
NuStar Logistics, LP
4.80% due 09/01/20	500,000	477,500
Gulfport Energy Corp.
7.75% due 11/01/20	462,000	471,240
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	463,000	466,473
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	462,000	458,535
WPX Energy, Inc.
7.50% due 08/01/20	462,000	455,070
Halcon Resources Corp.
8.63% due 02/01/20[1,2]	462,000	438,323
Northern Oil and Gas, Inc.
8.00% due 06/01/20[2]	462,000	367,290
Calfrac Holdings, LP
7.50% due 12/01/20[1,2]	462,000	232,155
Parker Drilling Co.
7.50% due 08/01/20	185,000	139,675
Pacific Drilling S.A.
5.38% due 06/01/20[1,2]	150,000	49,875
Total Energy		19,802,161

Industrial – 10.7%
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	3,593,000	3,714,265
Novelis, Inc.
8.75% due 12/15/20[2]	1,750,000	1,824,375
Bombardier, Inc.
7.75% due 03/15/20[1]	1,435,000	1,435,000
Ball Corp.
4.38% due 12/15/20	1,350,000	1,413,281
Sealed Air Corp.
6.50% due 12/01/20[1]	871,000	997,295
TransDigm, Inc.
5.50% due 10/15/20	823,000	846,661
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
9.13% due 10/15/20[1]	675,000	708,244
7.00% due 11/15/20[1]	35,294	34,676
CNH Industrial Capital LLC
4.38% due 11/06/20[2]	743,000	739,285
Shape Technologies Group, Inc.
7.63% due 02/01/20[1]	700,000	689,500
Advanced Disposal Services, Inc.
8.25% due 10/01/20	590,000	610,650
Briggs & Stratton Corp.
6.88% due 12/15/20	543,000	597,300
Louisiana-Pacific Corp.
7.50% due 06/01/20	566,000	586,871
Silgan Holdings, Inc.
5.00% due 04/01/20	555,000	573,384
Terex Corp.
6.50% due 04/01/20	555,000	555,000
Zachry Holdings, Inc.
7.50% due 02/01/20[1]	500,000	496,250
Boise Cascade Co.
6.38% due 11/01/20	435,000	443,156
Norbord, Inc.
5.38% due 12/01/20[1]	185,000	192,169
GrafTech International Ltd.
6.38% due 11/15/20	91,000	60,970
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	91,000	55,738
Total Industrial		16,574,070

Financial – 9.3%
Ally Financial, Inc.
8.00% due 03/15/20	1,145,000	1,308,162
7.50% due 09/15/20	759,000	863,363
4.13% due 03/30/20	662,000	666,965
Navient Corp.
8.00% due 03/25/20	1,763,000	1,815,889
5.00% due 10/26/20	463,000	434,063
International Lease Finance Corp.
8.25% due 12/15/20	941,000	1,110,379
KCG Holdings, Inc.
6.88% due 03/15/20[1]	1,149,000	1,042,718
Iron Mountain, Inc.
6.00% due 10/01/20[1]	900,000	951,750
Equinix, Inc.
4.88% due 04/01/20	779,000	812,108
CIT Group, Inc.
5.38% due 05/15/20	711,000	746,550
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	711,000	677,228
NewStar Financial, Inc.
7.25% due 05/01/20	673,000	628,414

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 151

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Financial – 9.3% (continued)
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1]	$600,000	$567,000
Aircastle Ltd.
7.63% due 04/15/20	462,000	525,814
AerCap Ireland Capital Limited / AerCap Global
Aviation Trust
4.25% due 07/01/20	500,000	513,750
Radian Group, Inc.
5.25% due 06/15/20	500,000	511,250
Springleaf Finance Corp.
6.00% due 06/01/20	500,000	488,125
Genworth Holdings, Inc.
7.70% due 06/15/20	485,000	429,225
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[1]	400,000	348,000
Total Financial		14,440,753

Basic Materials – 8.9%
Hexion, Inc.
6.63% due 04/15/20	1,967,000	1,681,785
10.00% due 04/15/20	500,000	468,750
ArcelorMittal
6.25% due 08/05/20[2]	1,217,000	1,274,808
5.13% due 06/01/20[2]	741,000	755,820
Anglo American Capital plc
4.45% due 09/27/20[1]	1,000,000	961,250
3.63% due 05/14/20[1]	750,000	716,250
Lundin Mining Corp.
7.50% due 11/01/20[1]	962,000	983,644
Blue Cube Spinco, Inc.
9.75% due 10/15/23[1]	750,000	870,000
Aleris International, Inc.
7.88% due 11/01/20	980,000	862,400
Huntsman International LLC
4.88% due 11/15/20[2]	805,000	823,113
AK Steel Corp.
7.63% due 05/15/20[2]	917,000	742,770
New Gold, Inc.
7.00% due 04/15/20[1]	712,000	718,230
TPC Group, Inc.
8.75% due 12/15/20[1]	741,000	574,275
PH Glatfelter Co.
5.38% due 10/15/20	462,000	468,930
United States Steel Corp.
7.38% due 04/01/20[2]	518,000	448,070
Eldorado Gold Corp.
6.13% due 12/15/20[1]	462,000	436,590
First Quantum Minerals Ltd.
6.75% due 02/15/20[1]	462,000	371,910
Allegheny Technologies, Inc.
5.95% due 01/15/21	414,000	338,445
Tronox Finance LLC
6.38% due 08/15/20[2]	279,000	216,225
Alamos Gold, Inc.
7.75% due 04/01/20[1]	130,000	127,400
Total Basic Materials		13,840,665

Technology – 4.1%
First Data Corp.
6.75% due 11/01/20[1]	1,939,000	2,043,940
Nuance Communications, Inc.
5.38% due 08/15/20[1]	1,195,000	1,220,394
NXP BV / NXP Funding LLC
4.13% due 06/15/20[1]	1,000,000	1,022,500
Infor US, Inc.
5.75% due 08/15/20[1]	613,000	644,349
Southern Graphics, Inc.
8.38% due 10/15/20[1]	500,000	498,750
IMS Health, Inc.
6.00% due 11/01/20[1,2]	371,000	380,869
ACI Worldwide, Inc.
6.38% due 08/15/20[1]	328,000	340,300
Advanced Micro Devices, Inc.
7.75% due 08/01/20[2]	185,000	161,875
Total Technology		6,312,977

Utilities – 0.4%
AES Corp.
8.00% due 06/01/20[2]	547,000	641,358

Diversified – 0.3%
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/20[1]	462,000	478,170
Total Corporate Bonds
(Cost $153,613,794)		152,299,733

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 7.4%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3026%	11,505,307	$11,505,307
Total Securities Lending Collateral
(Cost $11,505,307)		11,505,307
Total Investments – 105.7%
(Cost $165,119,101)		$163,805,040
Other Assets & Liabilities, net – (5.7)%		(8,836,983)
Total Net Assets – 100.0%		$154,968,057

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $58,282,630 (cost $58,780,931), or 37.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
152 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	78.1%
Canada	6.3%
Luxembourg	5.3%
Netherlands	2.7%
United Kingdom	2.1%
Japan	1.8%
Other	3.7%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Corporate Bonds	$—	$152,299,733	$—	$152,299,733
Securities Lending Collateral	11,505,307	—	—	11,505,307
Total	$11,505,307	$152,299,733	$—	$163,805,040
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 153

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3%
Communications – 20.0%
T-Mobile USA, Inc.
6.25% due 04/01/21	$569,000	$598,161
6.63% due 04/28/21	477,000	503,235
Wind Acquisition Finance S.A.
7.38% due 04/23/21[1]	1,000,000	951,250
Sprint Corp.
7.25% due 09/15/21	869,000	708,234
DISH DBS Corp.
6.75% due 06/01/21	599,000	621,941
CenturyLink, Inc.
6.45% due 06/15/21[2]	585,000	596,700
Hughes Satellite Systems Corp.
7.63% due 06/15/21	492,000	534,435
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
5.13% due 12/15/21[1]	523,000	501,932
CSC Holdings LLC
6.75% due 11/15/21	477,000	491,548
Frontier Communications Corp.
9.25% due 07/01/21	400,000	420,500
Level 3 Financing, Inc.
6.13% due 01/15/21	384,000	402,240
Virgin Media Secured Finance plc
5.25% due 01/15/21	200,000	214,250
5.38% due 04/15/21[1]	180,000	187,875
Sinclair Television Group, Inc.
6.38% due 11/01/21	185,000	196,100
5.38% due 04/01/21	185,000	192,169
Windstream Services LLC
7.75% due 10/01/21	385,000	337,838
TIBCO Software, Inc.
11.38% due 12/01/21[1,2]	342,000	280,440
Univision Communications, Inc.
8.50% due 05/15/21[1]	214,000	223,897
Midcontinent Communications & Midcontinent
Finance Corp.
6.25% due 08/01/21[1]	200,000	208,000
Netflix, Inc.
5.38% due 02/01/21	185,000	197,950
Sirius XM Radio, Inc.
5.75% due 08/01/21[1]	185,000	194,019
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25% due 03/15/21	185,000	192,769
TEGNA, Inc.
4.88% due 09/15/21[1]	185,000	189,163
CommScope, Inc.
5.00% due 06/15/21[1]	185,000	188,469
GCI, Inc.
6.75% due 06/01/21	184,000	186,760
Sprint Communications, Inc.
11.50% due 11/15/21	200,000	185,000
Cogent Communications Finance, Inc.
5.63% due 04/15/21[1]	185,000	184,538
DigitalGlobe, Inc.
5.25% due 02/01/21[1]	200,000	184,500
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	195,000	133,575
Total Communications		10,007,488

Consumer, Non-cyclical – 18.5%
Tenet Healthcare Corp.
4.50% due 04/01/21	385,000	389,331
4.38% due 10/01/21	385,000	384,038
Centene Corp.
5.63% due 02/15/21[1]	650,000	677,624
HCA Holdings, Inc.
6.25% due 02/15/21	555,000	596,624
JBS USA LLC / JBS USA Finance, Inc.
7.25% due 06/01/21[1]	531,000	549,585
LifePoint Health, Inc.
5.50% due 12/01/21	527,000	549,397
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/21[1]	277,000	252,070
5.63% due 12/01/21[1]	185,000	157,250
6.75% due 08/15/21[1]	92,000	81,420
ADT Corp.
6.25% due 10/15/21	450,000	473,625
B&G Foods, Inc.
4.63% due 06/01/21	435,000	441,524
SUPERVALU, Inc.
6.75% due 06/01/21	500,000	431,250
DJO Finco Incorporated / DJO Finance LLC /
DJO Finance Corp.
8.13% due 06/15/21[1]	450,000	406,125
Post Holdings, Inc.
6.75% due 12/01/21[1]	369,000	390,218
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	385,000	386,444
Edgewell Personal Care Co.
4.70% due 05/19/21	342,000	357,248
Hertz Corp.
7.38% due 01/15/21[2]	292,000	299,665
Constellation Brands, Inc.
3.75% due 05/01/21	269,000	279,088
Revlon Consumer Products Corp.
5.75% due 02/15/21	277,000	278,385
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1]	231,000	226,958
First Quality Finance Company, Inc.
4.63% due 05/15/21[1]	220,000	209,550
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[1]	185,000	206,275

See notes to financial statements.
154 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Consumer, Non-cyclical – 18.5% (continued)
Sun Products Corp.7.75% due 03/15/21[1]	$200,000	$194,500
Vector Group Ltd.
7.75% due 02/15/21	185,000	193,788
Smithfield Foods, Inc.
5.88% due 08/01/21[1]	185,000	193,788
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[1]	185,000	193,094
Prestige Brands, Inc.
5.38% due 12/15/21[1]	184,000	187,220
Opal Acquisition, Inc.
8.88% due 12/15/21[1]	185,000	145,688
RR Donnelley & Sons Co.
7.88% due 03/15/21	69,000	71,846
Elizabeth Arden, Inc.
7.38% due 03/15/21	60,000	45,300
Total Consumer, Non-cyclical		9,248,918

Consumer, Cyclical – 18.0%
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp.
5.63% due 10/15/21	585,000	606,384
HD Supply, Inc.
5.25% due 12/15/21[1]	569,000	601,006
CalAtlantic Group, Inc.
8.38% due 01/15/21	292,000	343,830
6.25% due 12/15/21	200,000	215,250
Six Flags Entertainment Corp.
5.25% due 01/15/21[1]	435,000	452,670
L Brands, Inc.
6.63% due 04/01/21	385,000	430,719
Schaeffler Finance BV
4.75% due 05/15/21[1]	200,000	207,299
4.25% due 05/15/21[1]	200,000	204,250
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corp.
5.25% due 03/15/21	385,000	401,168
MGM Resorts International
6.63% due 12/15/21	369,000	399,903
GameStop Corp.
6.75% due 03/15/21[1]	400,000	392,000
Rite Aid Corp.
6.75% due 06/15/21	369,000	388,445
Taylor Morrison Communities Incorporated /
Monarch Communities Inc
5.25% due 04/15/21[1]	342,000	344,564
Seminole Hard Rock Entertainment Inc. /
Seminole Hard Rock International LLC
5.88% due 05/15/21[1]	292,000	296,380
Neiman Marcus Group Limited LLC
8.00% due 10/15/21[1,2]	385,000	292,600
Golden Nugget Escrow, Inc.
8.50% due 12/01/21[1]	250,000	260,625
Dana Holding Corp.
5.38% due 09/15/21 $185,000	191,013
6.75% due 02/15/21	59,000	61,074
Mohegan Tribal Gaming Authority
9.75% due 09/01/21[2]	200,000	211,750
American Axle & Manufacturing, Inc.
6.25% due 03/15/21	200,000	208,749
Churchill Downs, Inc.
5.38% due 12/15/21	200,000	207,000
Lennar Corp.
4.75% due 04/01/21	200,000	205,500
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/21[1]	185,000	192,863
Suburban Propane Partners LP / Suburban Energy
Finance Corp.
7.38% due 08/01/21	185,000	192,863
Air Canada
7.75% due 04/15/21[1]	185,000	192,863
William Carter Co.
5.25% due 08/15/21	185,000	192,400
WMG Acquisition Corp.
6.00% due 01/15/21[1]	185,000	191,475
Penn National Gaming, Inc.
5.88% due 11/01/21[2]	185,000	191,013
Meritor, Inc.
6.75% due 06/15/21	200,000	188,500
KB Home
7.00% due 12/15/21	185,000	187,775
Yum! Brands, Inc.
3.75% due 11/01/21	185,000	179,219
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	185,000	175,750
Sugarhouse HSP Gaming Prop Mezz Limited Partnership /
Sugarhouse HSP Gaming Finance Corp.
6.38% due 06/01/21[1]	116,000	115,420
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/21[1]	45,000	49,613
National CineMedia LLC
7.88% due 07/15/21	34,000	35,530
Total Consumer, Cyclical		9,007,463

Financial – 10.6%
Genworth Holdings, Inc.
7.63% due 09/24/21	400,000	337,000
7.20% due 02/15/21	200,000	168,500
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
4.50% due 05/15/21	400,000	413,000
Springleaf Finance Corp.
7.75% due 10/01/21[2]	385,000	382,593
HUB International Ltd.
7.88% due 10/01/21[1]	385,000	378,263

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 155

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Financial – 10.6% (continued)
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1]	$400,000	$368,500
Navient Corp.
5.88% due 03/25/21	385,000	363,344
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	400,000	348,248
Sabra Health Care Limited Partnership /
Sabra Capital Corp.
5.50% due 02/01/21	292,000	303,680
OneMain Financial Holdings LLC
7.25% due 12/15/21[1]	231,000	233,310
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust
5.00% due 10/01/21	200,000	210,000
Ally Financial, Inc.
4.25% due 04/15/21	200,000	201,000
Aircastle Ltd.
5.13% due 03/15/21[2]	185,000	195,869
DuPont Fabros Technology, LP
5.88% due 09/15/21	185,000	195,175
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/21[1]	185,000	192,400
RHP Hotel Properties Limited Partnership /
RHP Finance Corp.
5.00% due 04/15/21	185,000	189,625
CTR Partnership Limited Partnership /
CareTrust Capital Corp.
5.88% due 06/01/21	184,000	187,220
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1]	184,000	184,920
Credit Acceptance Corp.
6.13% due 02/15/21	185,000	179,450
PHH Corp.
6.38% due 08/15/21	200,000	175,000
International Lease Finance Corp.
4.63% due 04/15/21	92,000	95,220
Total Financial		5,302,317

Energy – 9.7%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	800,000	820,999
DCP Midstream LLC
4.75% due 09/30/21[1]	500,000	463,750
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	435,000	370,837
Transocean, Inc.
7.13% due 12/15/21	495,000	367,538
Oasis Petroleum, Inc.
6.50% due 11/01/21	345,000	313,087
QEP Resources, Inc.
6.88% due 03/01/21	290,000	292,900
Targa Resources Partners LP / Targas Resources Finance Corp.
6.88% due 02/01/21	273,000	277,778
Continental Resources, Inc.
7.13% due 04/01/21	250,000	259,375
SM Energy Co.
6.50% due 11/15/21[2]	261,000	245,340
Concho Resources, Inc.
7.00% due 01/15/21	231,000	239,663
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
6.13% due 10/15/21	185,000	191,938
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/21[1]	185,000	181,300
Range Resources Corp.
5.75% due 06/01/21	184,000	179,860
Precision Drilling Corp.
6.50% due 12/15/21	185,000	159,100
California Resources Corp.
5.50% due 09/15/21	277,000	150,965
Unit Corp.
6.63% due 05/15/21	185,000	134,588
Williams Companies, Inc.
7.88% due 09/01/21	120,000	127,200
Sanchez Energy Corp.
7.75% due 06/15/21	100,000	77,000
Atlas Energy Holdings Operating Company LLC /
Atlas Resource Finance Corp.
7.75% due 01/15/21	183,000	22,875
Total Energy		4,876,093

Industrial – 9.5%
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
8.25% due 02/15/21	400,000	416,222
6.88% due 02/15/21	200,000	207,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.75% due 01/31/21[1]	200,000	202,500
6.00% due 06/30/21[1]	200,000	198,000
Terex Corp.
6.00% due 05/15/21	385,000	382,594
Nortek, Inc.
8.50% due 04/15/21	326,000	340,670
TransDigm, Inc.
7.50% due 07/15/21	292,000	309,795
Graphic Packaging International, Inc.
4.75% due 04/15/21	292,000	306,600
Vulcan Materials Co.
7.50% due 06/15/21	185,000	222,463
WESCO Distribution, Inc.
5.38% due 12/15/21	200,000	206,000
CNH Industrial Capital LLC
4.88% due 04/01/21[2]	200,000	200,500
Builders FirstSource, Inc.
7.63% due 06/01/21[1]	190,000	200,450

See notes to financial statements.
156 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Industrial – 9.5% (continued)
Huntington Ingalls Industries, Inc.
5.00% due 12/15/21[1]	$185,000	$195,406
USG Corp.
5.88% due 11/01/21[1]	185,000	195,058
Allegion US Holding Company, Inc.
5.75% due 10/01/21	185,000	194,713
Anixter, Inc.
5.13% due 10/01/21	185,000	189,625
Gibraltar Industries, Inc.
6.25% due 02/01/21	185,000	188,802
Clean Harbors, Inc.
5.13% due 06/01/21	185,000	187,775
Triumph Group, Inc.
4.88% due 04/01/21	185,000	174,825
CPG Merger Sub LLC
8.00% due 10/01/21[1]	152,000	144,400
CEVA Group plc
7.00% due 03/01/21[1]	125,000	114,063
Total Industrial		4,777,961

Basic Materials – 7.4%
ArcelorMittal
6.50% due 03/01/21[2]	569,000	591,761
Platform Specialty Products Corp.
10.38% due 05/01/21[1]	500,000	511,250
Constellium N.V.
7.88% due 04/01/21[1]	500,000	508,750
Anglo American Capital plc
4.13% due 04/15/21[1]	500,000	456,250
WR Grace & Co.
5.13% due 10/01/21[1]	385,000	400,157
Steel Dynamics, Inc.
5.13% due 10/01/21[2]	385,000	394,386
Celanese US Holdings LLC
5.88% due 06/15/21	184,000	201,020
Chemtura Corp.
5.75% due 07/15/21	185,000	188,238
Eagle Spinco, Inc.
4.63% due 02/15/21	185,000	186,156
United States Steel Corp.
6.88% due 04/01/21	148,000	115,440
Allegheny Technologies, Inc.
5.95% due 01/15/21	90,000	73,575
Teck Resources Ltd.
4.50% due 01/15/21[2]	85,000	72,861
Total Basic Materials		3,699,844

Utilities – 3.1%
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	485,000	419,525
DPL, Inc.
7.25% due 10/15/21	385,000	403,325
Talen Energy Supply LLC
4.60% due 12/15/21	400,000	292,000
NRG Energy, Inc.
7.88% due 05/15/21	241,000	251,243
AmeriGas Partners LP / AmeriGas Finance Corp.
6.50% due 05/20/21	185,000	191,013
Total Utilities		1,557,106

Technology – 1.5%
NCR Corp.
5.88% due 12/15/21	185,000	188,469
4.63% due 02/15/21	185,000	182,456
Amkor Technology, Inc.
6.63% due 06/01/21	200,000	197,730
Dell, Inc.
4.63% due 04/01/21[2]	185,000	185,925
Total Technology		754,580
Total Corporate Bonds
(Cost $49,597,947)		49,231,770

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 4.4%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3015%	2,203,871	$2,203,871
Total Securities Lending Collateral
(Cost $2,203,871)		2,203,871
Total Investments – 102.7%
(Cost $51,801,818)		$51,435,641
Other Assets & Liabilities, net – (2.7)%		(1,342,466)
Total Net Assets – 100.0%		$50,093,175

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $16,287,799 (cost $16,432,842), or 32.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.
See Sector Classification in Supplemental Information section.
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 157

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	87.4%
Luxembourg	3.8%
Ireland	2.1%
United Kingdom	2.0%
Netherlands	1.9%
Canada	1.7%
Cayman Islands	0.7%
Bermuda	0.4%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$49,231,770	$—	$49,231,770
Securities Lending Collateral	2,203,871	—	—	2,203,871
Total	$2,203,871	$49,231,770	$—	$51,435,641
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
158 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8%
Communications – 23.6%
Numericable-SFR S.A.
6.00% due 05/15/22[1]	$800,000	$$799,399
T-Mobile USA, Inc.
6.13% due 01/15/22	400,000	423,500
6.73% due 04/28/22	300,000	315,750
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	700,000	700,375
Frontier Communications Corp.
10.50% due 09/15/22[1]	500,000	522,500
8.75% due 04/15/22	100,000	99,750
DISH DBS Corp.
5.88% due 07/15/22	600,000	582,000
Altice Luxembourg S.A.
7.75% due 05/15/22[1]	500,000	514,063
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1]	400,000	410,500
Level 3 Financing, Inc.
5.38% due 08/15/22	400,000	407,500
CenturyLink, Inc.
5.80% due 03/15/22	400,000	387,500
Cablevision Systems Corp.
5.88% due 09/15/22[2]	400,000	358,000
Inmarsat Finance plc
4.88% due 05/15/22[1]	400,000	355,000
Cable One, Inc.
5.75% due 06/15/22[1]	302,000	310,305
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	300,000	309,000
Sprint Communications, Inc.
6.00% due 11/15/22	400,000	302,000
West Corp.
5.38% due 07/15/22[1,2]	300,000	272,625
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	255,000	271,575
Univision Communications, Inc.
6.75% due 09/15/22[1]	200,000	213,250
Netflix, Inc.
5.50% due 02/15/22	200,000	209,750
Match Group, Inc.
6.75% due 12/15/22[1]	200,000	208,000
Level 3 Communications, Inc.
5.75% due 12/01/22	200,000	205,000
Altice Financing S.A.
6.50% due 01/15/22[1]	200,000	204,250
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	200,000	202,000
AMC Networks, Inc.
4.75% due 12/15/22	200,000	201,000
Acosta, Inc.
7.75% due 10/01/22[1]	200,000	193,500
McClatchy Co.
9.00% due 12/15/22	77,000	73,535
Total Communications		9,051,627

Consumer, Non-cyclical – 20.0%
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	800,000	691,511
Post Holdings, Inc.
7.38% due 02/15/22	400,000	424,000
6.00% due 12/15/22[1]	200,000	204,750
Tenet Healthcare Corp.
8.13% due 04/01/22	550,000	556,188
HCA, Inc.
7.50% due 02/15/22	400,000	454,500
DaVita HealthCare Partners, Inc.
5.75% due 08/15/22	400,000	420,500
Energizer Holdings, Inc.
4.70% due 05/24/22	300,000	314,625
MPH Acquisition Holdings LLC
6.63% due 04/01/22[1]	270,000	294,975
ADT Corp.
3.50% due 07/15/22	268,000	247,230
Constellation Brands, Inc.
6.00% due 05/01/22	200,000	226,750
Fresenius Medical Care US Finance II, Inc.
5.88% due 01/31/22[1]	200,000	221,000
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	214,750
Smithfield Foods, Inc.
6.63% due 08/15/22	200,000	211,000
Hologic, Inc.
5.25% due 07/15/22[1]	200,000	210,000
Darling Ingredients, Inc.
5.38% due 01/15/22	200,000	208,000
Live Nation Entertainment, Inc.
5.38% due 06/15/22[1]	200,000	208,000
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22	200,000	205,500
Amsurg Corp.
5.63% due 07/15/22	200,000	203,750
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	200,000	202,000
Envision Healthcare Corp.
5.13% due 07/01/22[1]	200,000	201,500
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	200,000	200,756
Cardtronics, Inc.
5.13% due 08/01/22	200,000	199,500
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	194,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 159

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Consumer, Non-cyclical – 20.0% (continued)
Midas Intermediate Holdco II LLC /
Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1]	$200,000	$192,520
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
5.75% due 08/01/22[1]	200,000	190,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/22[1]	200,000	184,750
Endo Finance LLC
5.75% due 01/15/22[1]	200,000	180,500
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/22[1]	200,000	176,100
Ashtead Capital, Inc.
6.50% due 07/15/22[1]	136,000	143,140
Endo Finance LLC / Endo Finco, Inc.
7.75% due 01/15/22	61,000	56,883
Total Consumer, Non-cyclical		7,639,178

Consumer, Cyclical – 14.6%
1011778 BC ULC / New Red Finance, Inc.
6.00% due 04/01/22[1]	200,000	207,750
4.63% due 01/15/22[1]	200,000	204,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	400,000	406,500
ZF North America Capital, Inc.
4.50% due 04/29/22[1]	400,000	403,700
H&E Equipment Services, Inc.
7.00% due 09/01/22[2]	294,000	304,290
WMG Acquisition Corp.
6.75% due 04/15/22[1]	200,000	199,750
5.63% due 04/15/22[1]	100,000	102,375
Lennar Corp.
4.75% due 11/15/22	285,000	284,288
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	245,140
MGM Resorts International
7.75% due 03/15/22	200,000	225,750
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	200,000	217,250
L Brands, Inc.
5.63% due 02/15/22	200,000	214,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	200,000	211,750
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	200,000	209,000
Regal Entertainment Group
5.75% due 03/15/22	200,000	207,000
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	206,000
KB Home
7.50% due 09/15/22	200,000	205,000
DR Horton, Inc.
4.38% due 09/15/22	200,000	205,000
International Game Technology plc
6.25% due 02/15/22[1]	200,000	204,500
PVH Corp.
4.50% due 12/15/22	200,000	204,500
Group 1 Automotive, Inc.
5.00% due 06/01/22	200,000	200,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	200,000	189,000
Viking Cruises Ltd.
8.50% due 10/15/22[1]	200,000	179,000
Men's Wearhouse, Inc.
7.00% due 07/01/22[2]	200,000	170,500
CalAtlantic Group, Inc.
5.38% due 10/01/22	100,000	103,750
Brookfield Residential Properties Incorporated /
Brookfield Residential US Corp.
6.13% due 07/01/22[1]	100,000	95,750
Total Consumer, Cyclical		5,606,293

Energy – 14.5%
Concho Resources, Inc.
6.50% due 01/15/22	350,000	363,125
5.50% due 10/01/22	200,000	201,000
CONSOL Energy, Inc.
5.88% due 04/15/22	628,000	514,960
Continental Resources, Inc.
5.00% due 09/15/22	500,000	475,000
Oasis Petroleum, Inc.
6.88% due 03/15/22[2]	500,000	462,500
CITGO Petroleum Corp.
6.25% due 08/15/22[1]	350,000	339,500
Antero Resources Corp.
5.13% due 12/01/22	350,000	336,875
Chesapeake Energy Corp.
8.00% due 12/15/22[1,2]	413,000	332,981
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.13% due 03/01/22	350,000	332,395
RSP Permian, Inc.
6.63% due 10/01/22	250,000	259,375
Range Resources Corp.
5.00% due 08/15/22[2]	250,000	235,938
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
6.25% due 10/15/22	200,000	207,500
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	200,000	205,500
Laredo Petroleum, Inc.
7.38% due 05/01/22[2]	200,000	202,250
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
6.38% due 08/01/22	200,000	199,500
See notes to financial statements.
160 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Energy – 14.5% (continued)
Weatherford International Ltd.
4.50% due 04/15/22[2]	$250,000	$195,000
QEP Resources, Inc.
5.38% due 10/01/22[2]	200,000	187,000
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13% due 11/15/22[1]	200,000	181,000
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	200,000	161,000
WPX Energy, Inc.
6.00% due 01/15/22	100,000	90,500
Transocean, Inc.
5.05% due 10/15/22	114,000	72,390
Total Energy		5,555,289

Industrial – 8.9%
Berry Plastics Corp.
6.00% due 10/15/22[1]	200,000	206,500
5.50% due 05/15/22	200,000	206,000
TransDigm, Inc.
6.00% due 07/15/22	400,000	409,000
KLX, Inc.
5.88% due 12/01/22[1]	250,000	247,500
Zebra Technologies Corp.
7.25% due 10/15/22[2]	200,000	214,250
Ball Corp.
5.00% due 03/15/22	200,000	210,000
Silgan Holdings, Inc.
5.50% due 02/01/22	200,000	208,500
AECOM
5.75% due 10/15/22	200,000	207,500
Sealed Air Corp.
4.88% due 12/01/22[1]	200,000	205,250
Actuant Corp.
5.63% due 06/15/22	200,000	205,000
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/22[1]	200,000	202,750
Amsted Industries, Inc.
5.00% due 03/15/22[1]	200,000	202,000
SBA Communications Corp.
4.88% due 07/15/22	200,000	201,250
Triumph Group, Inc.
5.25% due 06/01/22	200,000	184,000
Oshkosh Corp.
5.38% due 03/01/22	150,000	155,625
Belden, Inc.
5.50% due 09/01/22[1]	100,000	101,500
Moog, Inc.
5.25% due 12/01/22[1]	40,000	40,850
Total Industrial		3,407,475

Basic Materials – 6.4%
ArcelorMittal
7.25% due 02/25/22[2]	400,000	420,000
Ashland, Inc.
4.75% due 08/15/22	400,000	406,140
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	211,000
Celanese US Holdings LLC
4.63% due 11/15/22	200,000	206,000
SPCM S.A.
6.00% due 01/15/22[1]	200,000	203,500
Huntsman International LLC
5.13% due 11/15/22[2]	200,000	202,500
Cascades, Inc.
5.50% due 07/15/22[1]	200,000	196,000
Anglo American Capital plc
4.13% due 09/27/22[1]	200,000	183,000
Platform Specialty Products Corp.
6.50% due 02/01/22[1]	200,000	178,625
United States Steel Corp.
7.50% due 03/15/22	200,000	157,000
Teck Resources Ltd.
4.75% due 01/15/22	107,000	87,205
Total Basic Materials		2,450,970

Technology – 3.2%
Infor US, Inc.
6.50% due 05/15/22	500,000	461,250
Micron Technology, Inc.
5.88% due 02/15/22	400,000	366,000
NXP BV / NXP Funding LLC
4.63% due 06/15/22[1]	200,000	203,500
NCR Corp.
5.00% due 07/15/22	200,000	197,500
Total Technology		1,228,250

Financial – 3.1%
CIT Group, Inc.
5.00% due 08/15/22[2]	300,000	307,875
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1]	200,000	209,000
Equinix, Inc.
5.38% due 01/01/22	200,000	207,000
Ally Financial, Inc.
4.13% due 02/13/22	200,000	199,750
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[1]	200,000	177,000
GEO Group, Inc.
5.88% due 01/15/22	100,000	102,000
Total Financial		1,202,625

Utilities – 2.5%
NRG Energy, Inc.
6.25% due 07/15/22[2]	400,000	394,875

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 161

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Utilities – 2.5% (continued)
Terraform Global Operating LLC
9.75% due 08/15/22[1,2]	$400,000	$362,000
Calpine Corp.
6.00% due 01/15/22[1]	200,000	210,750
Total Utilities		967,625

Diversified – 1.0%
HRG Group, Inc.
7.75% due 01/15/22	400,000	393,500
Total Corporate Bonds
(Cost $37,318,987)		37,502,832

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 6.3%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3028%	2,394,745	$2,394,745
Total Securities Lending Collateral
(Cost $2,394,745)		2,394,745
Total Investments – 104.1%
(Cost $39,713,732)		$39,897,577
Other Assets & Liabilities, net – (4.1)%		(1,553,063)
Total Net Assets – 100.0%		$38,344,514

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $12,451,047 (cost $12,366,460), or 32.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
162 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	87.4%
Luxembourg	3.5%
France	2.7%
Canada	2.1%
United Kingdom	2.0%
Bermuda	1.0%
Ireland	0.6%
Netherlands	0.5%
Cayman Islands	0.2%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$37,502,832	$—	$37,502,832
Securities Lending Collateral	2,394,745	—	—	2,394,745
Total	$2,394,745	$37,502,832	$—	$39,897,577
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 163

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
	Face
	Amount	Value
CORPORATE BONDS†† – 98.1%
Communications – 23.9%
T-Mobile USA, Inc.
6.63% due 04/01/23	$200,000	$212,750
6.84% due 04/28/23	200,000	212,500
6.00% due 03/01/23	100,000	104,625
Neptune Finco Corp.
10.13% due 01/15/23[1]	200,000	224,499
Virgin Media Finance plc
6.38% due 04/15/23[1]	200,000	207,424
Unitymedia Hessen GmbH & Company KG /
Unitymedia NRW GmbH
5.50% due 01/15/23[1]	200,000	207,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 02/15/23[2]	100,000	102,000
5.13% due 05/01/23[1]	100,000	101,500
Level 3 Financing, Inc.
5.63% due 02/01/23	100,000	102,500
5.13% due 05/01/23	100,000	100,875
Altice Financing S.A.
6.63% due 02/15/23[1]	200,000	200,750
Lamar Media Corp.
5.00% due 05/01/23	100,000	104,250
Equinix, Inc.
5.38% due 04/01/23	100,000	103,375
Univision Communications, Inc.
5.13% due 05/15/23[1]	100,000	101,250
Sirius XM Radio, Inc.
4.63% due 05/15/23[1]	100,000	98,625
CenturyLink, Inc.
6.75% due 12/01/23	100,000	97,875
DISH DBS Corp.
5.00% due 03/15/23	100,000	91,250
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	75,000	77,438
Total Communications		2,450,486

Consumer, Cyclical – 18.0%
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23	200,000	199,750
L Brands, Inc.
5.63% due 10/15/23	100,000	107,875
Dollar Tree, Inc.
5.75% due 03/01/23[1]	100,000	106,125
Rite Aid Corp.
6.13% due 04/01/23[1]	100,000	106,125
Carmike Cinemas, Inc.
6.00% due 06/15/23[1]	100,000	106,000
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	100,000	105,500
Boyd Gaming Corp.
6.88% due 05/15/23	100,000	105,349
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.38% due 11/01/23	100,000	105,000
MGM Resorts International
6.00% due 03/15/23[2]	100,000	104,750
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	100,000	102,750
Sabre GLBL, Inc.
5.25% due 11/15/23[1]	100,000	102,625
Party City Holdings, Inc.
6.13% due 08/15/23[1]	100,000	102,500
Taylor Morrison Communities, Inc. /
Monarch Communities, Inc.
5.88% due 04/15/23[1]	100,000	101,250
Cinemark USA, Inc.
4.88% due 06/01/23	100,000	99,500
Sonic Automotive, Inc.
5.00% due 05/15/23	100,000	98,750
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[1]	100,000	92,750
Yum! Brands, Inc.
3.88% due 11/01/23[2]	100,000	92,375
Total Consumer, Cyclical		1,838,974

Consumer, Non-cyclical – 16.8%
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[1]	200,000	176,082
HCA, Inc.
5.88% due 05/01/23[2]	100,000	106,125
Dean Foods Co.
6.50% due 03/15/23[1]	100,000	104,500
United Rentals North America, Inc.
6.13% due 06/15/23	100,000	103,750
Constellation Brands, Inc.
4.25% due 05/01/23	100,000	103,500
Hill-Rom Holdings, Inc.
5.75% due 09/01/23[1]	100,000	102,750
Jaguar Holding Company II / Pharmaceutical
Product Development LLC
6.37% due 08/01/23[1]	100,000	102,350
Quintiles Transnational Corp.
4.88% due 05/15/23[1]	100,000	101,750
CEB, Inc.
5.63% due 06/15/23[1]	100,000	99,500
HealthSouth Corp.
5.13% due 03/15/23	100,000	98,000
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
5.63% due 10/15/23[1]	100,000	94,500
Tenet Healthcare Corp.
6.75% due 06/15/23	100,000	94,375
Avis Budget Car Rental LLC
5.50% due 04/01/23[2]	100,000	93,125
WEX, Inc.
4.75% due 02/01/23[1]	100,000	92,500

See notes to financial statements.
164 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.1% (continued)
Consumer, Non-cyclical – 16.8% (continued)
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1,2]	$100,000	$84,750
Mallinckrodt International Finance S.A.
4.75% due 04/15/23	100,000	82,875
United Rentals, Inc.
4.63% due 07/15/23	80,000	79,700
Total Consumer, Non-cyclical		1,720,132

Technology – 9.8%
First Data Corp.
7.00% due 12/01/23[1]	300,000	305,250
5.38% due 08/15/23[1]	100,000	102,875
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23	100,000	104,500
NCR Corp.
6.38% due 12/15/23	100,000	102,078
VeriSign, Inc.
4.63% due 05/01/23	100,000	101,750
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	100,750
Brocade Communications Systems, Inc.
4.63% due 01/15/23	100,000	95,250
Micron Technology, Inc.
5.25% due 08/01/23[1]	100,000	85,250
Total Technology		997,703

Energy – 9.7%
Williams Companies, Inc.
3.70% due 01/15/23	150,000	127,125
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	100,000	101,500
Concho Resources, Inc.
5.50% due 04/01/23[2]	100,000	100,500
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23[1]	100,000	99,500
Targa Resources Partners LP / Targas Resources
Finance Corp.
5.25% due 05/01/23	100,000	94,500
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.25% due 04/01/23[1]	100,000	94,000
Range Resources Corp.
5.00% due 03/15/23[2]	100,000	93,500
QEP Resources, Inc.
5.25% due 05/01/23	100,000	92,500
TerraForm Power Operating LLC
5.88% due 02/01/23[1]	100,000	89,000
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	86,500
Oasis Petroleum, Inc.
6.88% due 01/15/23[2]	14,000	12,705
Total Energy		991,330

Industrial – 9.0%
Owens Brockway Glass Container, Inc.
5.88% due 08/15/23[1]	100,000	106,188
Orbital ATK, Inc.
5.50% due 10/01/23	100,000	105,250
Masonite International Corp.
5.63% due 03/15/23[1]	100,000	105,000
Norbord, Inc.
6.25% due 04/15/23[1]	100,000	102,500
Anixter, Inc.
5.50% due 03/01/23	100,000	102,375
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	101,625
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	100,000	101,000
Berry Plastics Corp.
5.13% due 07/15/23	100,000	99,500
Ball Corp.
4.00% due 11/15/23	100,000	98,250
Total Industrial		921,688

Financial – 3.9%
Iron Mountain, Inc.
6.00% due 08/15/23	100,000	104,750
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.38% due 06/01/23	100,000	99,750
GEO Group, Inc.
5.13% due 04/01/23	100,000	97,750
Credit Acceptance Corp.
7.38% due 03/15/23	100,000	96,750
Total Financial		399,000

Basic Materials – 3.1%
Steel Dynamics, Inc.
5.25% due 04/15/23	100,000	103,080
Clearwater Paper Corp.
4.50% due 02/01/23	100,000	98,500
Commercial Metals Co.
4.88% due 05/15/23	100,000	96,000
Teck Resources Ltd.
3.75% due 02/01/23	27,000	19,778
Total Basic Materials		317,358

Utilities – 2.9%
NRG Energy, Inc.
6.63% due 03/15/23	100,000	99,750
AES Corp.
4.88% due 05/15/23[2]	100,000	99,250
Calpine Corp.
5.38% due 01/15/23	100,000	98,219
Total Utilities		297,219

Diversified – 1.0%
Argos Merger Sub, Inc.
7.13% due 03/15/23[1]	100,000	101,500
Total Corporate Bonds
(Cost $9,906,416)		10,035,390

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 165

SCHEDULE OF INVESTMENTS continued	May 31, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 3.2%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3181%	330,480	$330,480
Total Securities Lending Collateral
(Cost $330,480)		330,480
Total Investments – 101.3%
(Cost $10,236,896)		$10,365,870
Other Assets & Liabilities, net – (1.3)%		(135,766)
Total Net Assets – 100.0%		$10,230,104

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $4,008,168 (cost $4,030,882), or 39.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	85.2%
Luxembourg	3.8%
Canada	3.1%
United Kingdom	2.1%
Germany	2.1%
Netherlands	2.0%
Ireland	1.7%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$10,035,390	$—	$10,035,390
Securities Lending Fund	330,480	—	—	330,480
Total	$330,480	$10,035,390	$—	$10,365,870
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
166 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,7 – 16.9%
Nomura Securities International, Inc.
issued 05/26/16 at 0.95% due 08/24/16	$32,988,305	$32,988,305
Royal Bank of Canada
issued 05/13/16 at 0.93% due 08/24/16	32,000,000	32,000,000
Bank of America, Inc.
issued 05/05/16 at 0.78% due 06/14/16	14,261,000	14,261,000
issued 05/23/16 at 0.83% due 07/05/16	10,931,000	10,931,000
issued 05/23/16 at 0.83% due 06/14/16	3,444,000	3,444,000
Jefferies & Company, Inc.
issued 05/26/16 at 2.95% due 06/02/16	10,504,000	10,504,000
issued 05/26/16 at 3.44% due 06/27/16	6,020,000	6,020,000
issued 05/18/16 at 3.43% due 06/16/16	5,742,000	5,742,000
issued 05/13/16 at 3.44% due 06/14/16	3,489,000	3,489,000
issued 05/18/16 at 3.18% due 06/16/16	764,000	764,000
issued 05/03/16 at 3.44% due 06/02/16	651,000	651,000
Mizuho Securities Company Ltd.
issued 05/31/16 at 1.04% due 06/01/16	265,000	265,000
Total Repurchase Agreements
(Cost $121,059,305)		121,059,305

U.S. GOVERNMENT SECURITIES†† – 6.2%
United States Treasury Bill
0.00% due 07/21/16[1]	30,000,000	29,989,710
0.00% due 06/23/16[1]	10,000,000	9,998,860
0.00% due 06/09/16[1,2]	4,000,000	3,999,876
Total U.S. Government Securities
(Cost $43,988,622)		43,988,446

COMMERCIAL PAPER†† – 26.0%
Hershey Co.
0.40% due 06/23/16	13,100,000	13,096,593
AON plc
0.73% due 06/23/16	12,000,000	11,996,160
Harley-Davidson Funding Corp.
0.69% due 06/21/16	7,000,000	6,997,970
0.68% due 06/27/16	5,000,000	4,998,100
Bemis Co.
0.70% due 06/08/16	9,000,000	8,999,010
0.68% due 06/03/16	2,700,000	2,699,892
Kimberly-Clark Corp
0.38% due 06/07/16	10,000,000	9,999,300
American Water Capital Corp.
0.65% due 06/06/16	10,000,000	9,999,300
COX Enterprises, Inc.
0.75% due 06/06/16	10,000,000	9,999,200
Corning, Inc.
0.65% due 06/07/16	10,000,000	9,999,100
Philip Morris International, Inc.
0.38% due 06/14/16	10,000,000	9,998,500
Nissan Motor Acceptance Corp.
0.69% due 06/13/16	10,000,000	9,998,200
Omnicom Capital, Inc.
0.70% due 06/16/16	10,000,000	9,997,800
Ryder System, Inc.
0.65% due 06/21/16	10,000,000	9,997,100
BAT International Finance plc
0.75% due 06/28/16	10,000,000	9,996,000
Clorox Co.
0.70% due 07/26/16	10,000,000	9,991,500
Mattel, Inc.
0.61% due 06/01/16	9,000,000	8,999,910
Bacardi USA, Inc.
0.70% due 06/01/16	9,000,000	8,999,910
Campbell Soup Co.
0.64% due 06/02/16	9,000,000	8,999,820
VF Corp.
0.71% due 07/19/16	7,400,000	7,394,894
Caterpillar Financial Services Corp.
0.37% due 06/01/16	2,500,000	2,499,975
Total Commercial Paper
(Cost $185,647,628)		185,658,234

FEDERAL AGENCY DISCOUNT NOTES†† – 1.4%
Federal Home Loan Bank
0.00% due 07/26/16[1,8]	10,000,000	9,995,100
Total Federal Agency Discount Notes
(Cost $9,995,111)		9,995,100

	Shares	Value
MONEY MARKET FUND† – 1.0%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.17%[3]	7,490,849	$7,490,849
Total Money Market Fund
(Cost $7,490,849)		7,490,849

	Face
	Amount	Value
CORPORATE BONDS†† – 25.1%
Financial – 14.2%
HCP, Inc.
5.63% due 05/01/17	$7,000,000	$7,250,719
Wells Fargo Bank North America
1.29% due 05/24/19[4]	7,000,000	7,011,368
Synchrony Financial
1.88% due 08/15/17	7,000,000	6,998,152
US Bank North America/Cincinnati OH
1.22% due 01/29/18[4]	6,600,000	6,624,552
Morgan Stanley
2.01% due 02/01/19[4]	6,500,000	6,580,041
Lloyds Bank plc
1.64% due 01/22/19[4]	6,400,000	6,403,354
Abbey National Treasury Services plc/United Kingdom
2.11% due 03/14/19	6,100,000	6,164,587
Voya Financial, Inc.
2.90% due 02/15/18	6,000,000	6,084,378
Macquarie Bank Ltd.
1.81% due 01/15/19[4,5]	3,000,000	3,020,082
1.42% due 03/24/17[4,5]	3,000,000	2,996,250

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 167

SCHEDULE OF INVESTMENTS continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 25.1% (continued)
Financial – 14.2% (continued)
Westpac Banking Corp.
1.34% due 05/13/19[4]	$6,000,000	$6,009,066
Citigroup, Inc.
1.60% due 07/25/16[4]	4,000,000	4,004,776
1.35% due 03/10/17	2,000,000	2,003,024
JPMorgan Chase & Co.
1.46% due 03/22/19[4]	5,500,000	5,514,987
National Bank of Canada
1.47% due 12/14/18[4]	5,000,000	5,011,435
National Australia Bank Ltd.
1.41% due 01/14/19[4,5]	5,000,000	5,011,175
Capital One North America/Mclean VA
1.78% due 08/17/18[4]	4,100,000	4,128,208
International Lease Finance Corp.
2.58% due 06/15/16[4]	3,700,000	3,700,333
Berkshire Hathaway Finance Corp.
1.32% due 03/15/19[4]	3,000,000	3,027,600
Goldman Sachs Group, Inc.
1.84% due 04/30/18[4]	2,500,000	2,521,500
Fifth Third Bank/Cincinnati OH
1.55% due 08/20/18[4]	1,700,000	1,706,912
Total Financial		101,772,499

Consumer, Non-cyclical – 3.3%
Express Scripts Holding Co.
1.25% due 06/02/17	4,000,000	3,994,608
2.65% due 02/15/17	3,000,000	3,030,384
Kraft Heinz Foods Co.
2.25% due 06/05/17	6,000,000	6,059,226
Tenet Healthcare Corp.
4.13% due 06/15/20[4,5]	2,800,000	2,800,000
6.25% due 11/01/18	532,000	565,250
UnitedHealth Group, Inc.
1.08% due 01/17/17[4]	3,000,000	3,005,442
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]	2,326,000	2,360,890
HCA, Inc.
4.25% due 10/15/19	1,750,000	1,817,813
Total Consumer, Non-cyclical		23,633,613

Communications – 2.6%
AT&T, Inc.
2.40% due 03/15/17	7,000,000	7,070,245
Verizon Communications, Inc.
1.35% due 06/09/17	7,000,000	7,013,706
Level 3 Financing, Inc.
4.41% due 01/15/18[2,4]	3,000,000	3,030,000
eBay, Inc.
2.50% due 03/09/18	1,400,000	1,422,611
Total Communications		18,536,562

Consumer, Cyclical – 2.0%
Macy's Retail Holdings, Inc.
7.45% due 07/15/17	6,000,000	6,383,364
Lennar Corp.
4.50% due 06/15/19	2,372,000	2,460,950
Hyundai Capital America
2.13% due 10/02/17[5]	2,000,000	2,010,480
Daimler Finance North America LLC
1.35% due 08/03/17[4,5]	2,000,000	2,003,128
L Brands, Inc.
8.50% due 06/15/19	925,000	1,079,938
Total Consumer, Cyclical		13,937,860

Industrial – 1.7%
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.75% due 05/11/17[5]	7,000,000	7,142,338
Reynolds Group Issuer Incorporated / Reynolds Group
Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	1,684,000	1,717,152
7.88% due 08/15/19	1,500,000	1,543,910
CNH Industrial Capital LLC
3.63% due 04/15/18	850,000	862,750
3.88% due 07/16/18	854,000	858,270
Total Industrial		12,124,420

Technology – 1.0%
Apple, Inc.
1.47% due 02/22/19[4]	7,000,000	7,099,050

Utilities – 0.3%
AES Corp.
3.64% due 06/01/19[4]	2,500,000	2,496,875
Total Corporate Bonds
(Cost $178,859,327)		179,600,879

ASSET BACKED SECURITIES†† – 12.7%
Collateralized Loan Obligations – 12.2%
Garrison Funding Ltd.
2013-2x A2, 3.77% due 09/25/23[4]	2,500,000	2,478,340
2013-2x A1t, 2.17% due 09/25/23[4]	2,000,000	1,992,202
2015-1A A2, 3.13% due 05/25/27[4,5]	2,000,000	1,948,300
Great Lakes CLO Ltd.
2015-1A A1, 2.58% due 07/15/26[4,5]	3,000,000	3,019,473
2012-1A C, 4.73% due 01/15/23[4,5]	2,000,000	1,967,199
2014-1A C, 4.33% due 04/15/25[4,5]	500,000	485,902
Fortress Credit BSL II Ltd.
2013-2A A1F, 2.12% due 10/19/25[4,5]	5,000,000	4,974,959
RFTI Issuer Ltd.
2015-FL1 A, 2.18% due 08/15/30[4,5]	3,000,000	2,996,480
Fortress Credit Funding V, LP
2012-5A AZR, 3.27% due 08/15/22[4,5]	3,000,000	2,987,030
Cavalry CLO II
2A A, 1.97% due 01/17/24[4,5]	3,000,000	2,974,837
FS Senior Funding Ltd.
2015-1A, 2.43% due 05/28/25[4,5]	3,000,000	2,954,526
GoldenTree Loan Opportunities VII Ltd.
2013-7A A, 1.77% due 04/25/25[4,5]	3,000,000	2,941,104

See notes to financial statements.
168 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF continued
	Face
	Amount	Value
ASSET BACKED SECURITIES†† – 12.7% (continued)
Collateralized Loan Obligations – 12.2% (continued)
Black Diamond CLO Ltd.
2013-A1, 2.02% due 02/01/23[4,5]	$2,963,411	$2,923,985
Octagon Investment Partners XIV Ltd.
2012-1A B, 3.63% due 01/15/24[4,5]	2,700,000	2,702,878
Ares CLO Ltd.,
2012-2A CR, 3.33% due 10/12/23[4,5]	2,195,000	2,177,552
Oaktree EIF I Series A Ltd.
2015 A1 B, 3.23% due 10/18/27[4,5]	2,000,000	2,009,866
CFIP CLO Ltd.
2014-1A2, 2.10% due 04/13/25[4,5]	2,100,000	1,995,557
Vibrant CLO Limited
2012-1A AR2, 2.73% due 07/17/24[4,5]	2,000,000	1,992,733
CIFC Funding Ltd.
2012-2A A2RL, 2.35% due 12/05/24[4,5]	2,000,000	1,992,531
ACIS CLO Ltd.
2015-6A A1, 2.20% due 05/01/27[4,5]	2,000,000	1,988,817
Newstar Trust
2012-2A B, 3.88% due 01/20/23[4,5]	2,000,000	1,988,048
Dryden XXIV Senior Loan Fund
2012 24RACR, 3.33% due 11/15/23[4,5]	2,000,000	1,985,613
Fifth Street SLF II Ltd.
2015-2A A1T, 2.51% due 09/29/27[4,5]	2,000,000	1,976,388
Golub Capital Partners CLO 23M Ltd.
2015-23A B1, 2.44% due 05/05/27[4,5]	2,000,000	1,976,063
Anchorage Capital CLO 4 Ltd.
2014-4A A2, 2.78% due 07/28/26[4,5]	2,000,000	1,974,632
Marea CLO Ltd.
2012-1A BR, 2.42% due 10/15/23[4,5]	2,000,000	1,972,976
Monroe Capital CLO Ltd.
2014-1A, A1 2.42% due 10/22/26[4,5]	2,000,000	1,967,889
Fortress Credit Investments IV Ltd.
2015-4A B, 2.52% due 07/17/23[4,5]	2,000,000	1,952,644
MT Wilson Clo II Ltd.
2007-2C, 1.62% due 07/11/20[4,5]	2,000,000	1,910,276
Shasta CLO Ltd.
2007-1A B1L, 2.03% due 04/20/21[4,5]	2,000,000	1,883,704
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.63% due 06/15/28[4]	1,500,000	1,494,460
Gallatin CLO VII Ltd.
2014-1A C, 3.52% due 07/15/23[4,5]	1,500,000	1,483,845
Westbrook CLO Ltd.
2006-1X D, 2.27% due 12/20/20[4]	1,500,000	1,428,825
COA Summit CLO Limited 2014-1
2014-1X 13, 3.42% due 04/20/23[4]	1,500,000	1,422,982
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A B, 1.03% due 04/29/19[4,5]	1,500,000	1,420,814
Telos CLO Ltd.
2013-3A C, 3.62% due 01/17/24[4,5]	750,000	723,795
2014-4X C, 3.37% due 07/17/24	500,000	470,041
Cerberus Onshore II CLO LLC
2013-1A B, 3.33% due 10/15/23[4,5]	1,000,000	997,580
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1x B, 3.62% due 08/15/23[4]	1,000,000	982,199
Golub Capital BDC CLO LLC
2014-1A B, 3.12% due 04/25/26[4,5]	1,000,000	975,327
Palmer Square CLO Ltd.
2014-1A B, 3.17% due 10/17/22[4,5]	1,000,000	969,635
San Gabriel CLO Ltd.
2007-1X B IL, 2.89% due 09/10/21[4]	1,000,000	962,797
Baker Street CLO II Ltd.
2006-1X C, 1.35% due 10/15/19[4]	1,000,000	957,453
Kingsland IV Ltd.
2007-4x D, 2.07% due 04/16/21[4]	1,000,000	883,626
ALM VII R-2 Ltd.
2013-7R2A, 3.22% due 04/24/24[4,5]	750,000	746,308
Fortress Credit Opportunities III CLO, LP
2014-3A B1, 3.13% due 04/28/26[4,5]	750,000	735,404
DIVCORE CLO Ltd.
2013-1A B, 4.33% due 11/15/32[4,5]	600,000	583,455
OZLM Funding Ltd.
2012-2x B, 3.87% due 10/30/23[4]	500,000	500,674
Newstar Commercial Loan Funding LLC
2014-1A C, 4.23% due 04/20/25[4,5]	500,000	467,983
ICE EM CLO
2007-1X A2, 1.12% due 08/15/22	146,364	144,814
Total Collateralized Loan Obligations		87,444,521

Collateralized Debt Obligations – 0.4%
Triaxx Prime CDO Ltd.
2006-2A A1B2, 0.70% due 10/02/39[4,5]	1,508,189	1,422,223
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[4,5]	435,167	425,147
2011-RSX A1B1, 0.69% due 05/09/46[4]	248,667	242,941
Rockwall CDO II Ltd.
2007-1X A1LB, 1.17% due 08/01/24[4]	500,000	471,303
Total Collateralized Debt Obligations		2,561,614

Financial – 0.1%
Garanti Diversified Payment Rights Finance Co.
2007-A A1, 0.82% due 07/09/17[4]	520,000	511,922
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX C, 0.88% due 07/10/17[4]	315,651	313,170
Total Financial		825,092
Total Asset Backed Securities
(Cost $91,372,699)		90,831,227

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 169

SCHEDULE OF INVESTMENTS continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† – 6.6%
Residential Mortgage Backed Securities – 5.5%
LSTAR Securities Investment Trust
2014-1, 3.54% due 09/01/21[4,5]	$5,687,378	$5,630,504
2015-4 A1, 2.44% due 04/01/20[4,5]	5,079,870	4,952,874
2015-1, 2.44% due 01/01/20[4,5]	4,103,987	4,015,083
2015-3 A, 2.44% due 03/01/20[4,5]	3,248,891	3,203,858
2015-2, 2.44% due 01/01/20[4,5]	1,924,267	1,897,772
2015-6 A, 2.44% due 05/01/20[4,5]	1,690,495	1,648,233
2015-5, 2.44% due 04/01/20[4,5]	1,251,032	1,227,353
VOLT XXXVI LLC
2015-NP10 A1, 3.62% due 07/25/45[4,5]	3,065,323	3,047,599
GCAT LLC
2015-1 A1, 3.62% due 05/26/20[4,5]	2,630,806	2,627,653
Banc of America Funding Ltd.
2013-R1 A5, 0.66% due 11/03/41[4,5]	2,472,574	2,255,252
GSAMP Trust
2005-HE6 M1, 0.88% due 11/25/35[4]	2,200,000	2,105,556
Accredited Mortgage Loan Trust
2007-1 A3, 0.57% due 02/25/37[4]	2,003,979	1,927,737
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[5]	1,796,979	1,780,662
GreenPoint Mortgage Funding Trust
2006-AR1, 0.73% due 02/25/36[4]	978,240	829,774
2007-AR1 1A1A, 0.52% due 02/25/47[4]	389,231	384,658
Countrywide Asset-Backed Certificates
2004-SD2 M1, 1.37% due 06/25/33[4,5]	1,204,821	1,144,269
Credit Suisse Mortgage Trust
2014-2R, 0.64% due 02/27/46[4,5]	440,868	410,918
Nomura Resecuritization Trust
2012-1R A, 0.89% due 08/27/47[4,5]	309,275	283,029
Total Residential Mortgage Backed Securities		39,372,784

Commercial Mortgage Backed Securities – 1.1%
Morgan Stanley Capital I Trust
2015-XLF1 A, 1.58% due 08/14/31[4,5]	2,256,420	2,251,778
CDGJ Commercial Mortgage Trust
2014-BXCH C, 2.93% due 12/15/27[4,5]	2,100,000	2,064,887
Boca Hotel Portfolio Trust
2013-BOCA D, 3.48% due 08/15/26[4,5]	2,000,000	1,996,610
COMM 2014-KYO Mortgage Trust
2014-KYO C, 2.09% due 06/11/27[4,5]	1,430,000	1,413,241
Total Commercial Mortgage Backed Securities		7,726,516
Total Collateralized Mortgage Obligations
(Cost $47,123,117)		47,099,300

SENIOR FLOATING RATE INTERESTS††,4 – 2.3%
Technology – 0.9%
First Data Corp.
4.44% due 03/24/21	3,011,850	3,024,410
Infor US, Inc.
3.75% due 06/03/20	1,975,956	1,935,725
Avago Technologies Cayman Finance Ltd.
4.25% due 02/01/23	1,600,000	1,603,824
Total Technology		6,563,959

Communications – 0.5%
Univision Communications, Inc.
3.99% due 03/01/20	2,749,928	2,747,910
T-Mobile USA, Inc.
3.49% due 11/09/22	997,500	1,003,615
Total Communications		3,751,525

Industrial – 0.3%
Fly Funding II Sarl
3.49% due 08/09/19	2,079,390	2,076,791

Financial Institutions – 0.3%
National Financial Partners
4.50% due 07/01/20	1,950,322	1,934,485

Consumer, Cyclical – 0.2%
Smart & Final Stores LLC
3.99% due 11/15/19	1,179,395	1,176,941

Consumer, Non-cyclical – 0.1%
Reynolds Group Holdings, Inc.
4.50% due 12/03/18	477,638	479,319
Total Senior Floating Rate Interests
(Cost $15,937,343)		15,983,020

MUNICIPAL BONDS†† – 1.6%
California – 0.9%
University of California Revenue Bonds
0.96% due 07/01/41[4]	5,000,000	5,001,100
State of California General Obligation Unlimited
1.16% due 12/01/29[4]	1,175,000	1,178,055
Total California		6,179,155

Pennsylvania – 0.7%
Pennsylvania Turnpike Commission Revenue Bonds
0.85% due 12/01/17[4]	4,000,000	3,993,280
County of Allegheny Pennsylvania General
Obligation Unlimited
0.98% due 11/01/26[4]	1,350,000	1,308,461
Total Pennsylvania		5,301,741
Total Municipal Bonds
(Cost $11,460,892)		11,480,896

See notes to financial statements.
170 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF continued
	Shares	Value
SECURITIES LENDING COLLATERAL†,6 – 0.0%**
BNY Mellon Separately Managed Cash Collateral
Account, 0.3019%	102,960	$102,960
Total Securities Lending Collateral
(Cost $102,960)		102,960
Total Investments – 99.8%
(Cost $713,037,853)		$713,290,216
Other Assets & Liabilities, net – 0.2%		1,818,299
Total Net Assets – 100.0%		$715,108,515

**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Zero coupon rate security.
2	All or portion of this security is on loan at May 31, 2016 — See Note 2.
3	Rate indicated is the 7-day yield as of May 31, 2016.
4	Variable rate security. Rate indicated is rate effective at May 31, 2016.
5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $144,769,395 (cost $145,209,455), or 20.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	Securities lending collateral — See Note 2.
7	Repurchase Agreements – See Note 9.
8	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

plc	Public Limited Company
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 171

SCHEDULE OF INVESTMENTS continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF continued
Country Diversification
	% of Total
Country	Investments
United States	81.5%
Cayman Islands	11.7%
United Kingdom	3.2%
Australia	2.4%
Canada	0.7%
Luxembourg	0.5%
Ireland	0.0%	*
Total Investments	100.0%
* Less than 0.1%.
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Repurchase Agreements	$—	$121,059,305	$—	$121,059,305
U.S. Government Securities	—	43,988,446	—	43,988,446
Commercial Paper	—	185,658,234	—	185,658,234
Federal Agency Discount Notes	—	9,995,100	—	9,995,100
Money Market Fund	7,490,849	—	—	7,490,849
Corporate Bonds	—	179,600,879	—	179,600,879
Asset Backed Securities	—	90,831,227	—	90,831,227
Collateralized Mortgage Obligations	—	47,099,300	—	47,099,300
Senior Floating Rate Interests	—	15,983,020	—	15,983,020
Municipal Bonds	—	11,480,896	—	11,480,896
Securities Lending Collateral	102,960	—	—	102,960
Total	$7,593,809	$705,696,407	$—	$713,290,216
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Transfer from Level 3 to Level 2	$313,170
The transfer from Level 3 to Level 2 was due to the availability of market price information for the respective security at May 31, 2016.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended May 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$518,189
Paydowns received	(213,491)
Change in Unrealized Gain/Loss	8,472
Transfers Out	(313,170)
Ending Balance	$—

See notes to financial statements.
172 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	Shares	Value
COMMON STOCKS† – 98.8%
United States – 26.0%
Targa Resources Corp.	76,717	$3,285,789
Williams Companies, Inc.	80,454	1,782,860
CenturyLink, Inc.	50,462	1,368,529
RR Donnelley & Sons Co.	71,375	1,162,700
Las Vegas Sands Corp.	20,836	963,457
Macquarie Infrastructure Corp.	12,753	913,242
PennyMac Mortgage Investment Trust REIT	24,035	369,899
Chimera Investment Corp. REIT	22,795	341,697
New Residential Investment Corp. REIT	24,080	327,006
Redwood Trust, Inc. REIT	16,097	229,382
Lexington Realty Trust REIT	24,080	227,556
Apollo Commercial Real Estate Finance, Inc. REIT[1]	13,496	218,770
Starwood Property Trust, Inc. REIT	10,551	217,562
Medical Properties Trust, Inc. REIT	14,339	210,783
GEO Group, Inc. REIT	5,907	196,467
Gaming and Leisure Properties, Inc. REIT	5,937	195,387
Corrections Corporation of America REIT	5,695	191,352
Gramercy Property Trust REIT	19,015	169,804
Sabra Health Care REIT, Inc.	7,905	165,531
Liberty Property Trust REIT	4,328	161,521
EPR Properties REIT	2,126	151,541
Capitol Federal Financial, Inc.	10,792	146,555
CBL & Associates Properties, Inc. REIT	14,867	143,021
New York Community Bancorp, Inc.	7,855	123,638
Omega Healthcare Investors, Inc. REIT	3,480	111,082
HCP, Inc. REIT	3,229	106,137
Washington Real Estate Investment Trust REIT	3,579	106,046
Waddell & Reed Financial, Inc. — Class A	4,607	98,452
Total United States		13,685,766

Australia – 16.0%
CSR, Ltd.	582,132	1,513,994
Woodside Petroleum Ltd.	71,884	1,426,892
DUET Group	648,852	1,104,643
Woolworths Ltd.	65,710	1,052,991
Downer EDI, Ltd.	348,499	987,158
Genworth Mortgage Insurance Australia Ltd.	133,220	258,650
Australia & New Zealand Banking Group Ltd.	10,971	202,513
National Australia Bank Ltd. ADR	9,709	190,964
Insurance Australia Group Ltd.	41,654	177,436
Suncorp Group Ltd.	17,930	168,602
Westpac Banking Corp.	7,331	163,046
IOOF Holdings Ltd.[1]	27,260	162,925
Spark Infrastructure Group	95,237	158,687
Bendigo & Adelaide Bank Ltd.	21,056	156,201
Vicinity Centres REIT	62,314	147,167
ASX Ltd.	4,523	145,845
Bank of Queensland Ltd.	16,734	140,990
Stockland REIT	42,081	138,099
Commonwealth Bank of Australia ADR	2,090	117,237
Total Australia		8,414,040

Canada – 10.9%
Crescent Point Energy Corp.	149,306	2,533,898
Whitecap Resources, Inc.	226,143	1,752,993
Inter Pipeline Ltd.[1]	65,259	1,329,526
Smart Real Estate Investment Trust	5,220	137,673
Total Canada		5,754,090

United Kingdom – 9.6%
Rio Tinto plc	43,349	1,225,610
National Grid plc	68,860	1,009,273
SSE plc	42,767	953,630
Vodafone Group plc	247,234	830,712
Berkeley Group Holdings plc	15,065	718,113
Aberdeen Asset Management plc	46,372	188,377
Admiral Group plc	4,993	143,021
Total United Kingdom		5,068,736

China – 4.0%
China South City Holdings Ltd.	1,508,000	285,365
Evergrande Real Estate Group Ltd.	426,223	285,314
China Construction Bank Corp. — Class H	426,000	274,745
Agricultural Bank of China Ltd. — Class H	721,000	263,594
Industrial & Commercial Bank of China Ltd. — Class H	479,000	254,048
Bank of China Ltd. — Class H	624,424	254,009
Country Garden Holdings Company Ltd.	612,000	245,016
Huaneng Power International, Inc. — Class H	322,000	220,106
Total China		2,082,197

South Africa – 3.9%
Coronation Fund Managers Ltd.[1]	118,358	510,818
MTN Group Ltd.	48,508	377,812
Barclays Africa Group Ltd.	32,480	301,401
MMI Holdings Ltd.	202,701	289,978
Vodacom Group Ltd.[1]	21,602	225,799
Redefine Properties Ltd. REIT	309,431	215,429
Growthpoint Properties Ltd. REIT	85,571	127,856
Total South Africa		2,049,093

New Zealand – 3.4%
Spark New Zealand Ltd.	441,693	1,105,662
SKY Network Television Ltd.	222,704	678,017
Total New Zealand		1,783,679

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 173

SCHEDULE OF INVESTMENTS continued	May 31, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

	Shares	Value
COMMON STOCKS† – 98.8% (continued)
France – 3.0%
Electricite de France S.A.[1]	100,289	$1,336,969
ICADE REIT	1,823	131,732
Fonciere Des Regions REIT	1,301	116,331
Total France		1,585,032

Turkey – 2.7%
Turkcell Iletisim Hizmetleri AS	200,778	731,920
Eregli Demir ve Celik Fabrikalari TAS	482,460	673,432
Total Turkey		1,405,352

Hong Kong – 2.5%
SJM Holdings Ltd.	2,141,000	1,372,551

Cayman Islands – 2.1%
Sands China Ltd.	353,600	1,356,471

Finland – 2.2%
Fortum Oyj	75,239	1,129,082

Norway – 1.9%
TGS Nopec Geophysical Company ASA	65,498	986,016

Italy – 1.6%
Snam SpA	126,892	726,796
UnipolSai SpA[1]	65,982	131,998
Total Italy		858,794

Spain – 1.6%
Enagas S.A.	23,665	709,736
Bolsas y Mercados Espanoles SHMSF S.A.[1]	3,794	120,628
Total Spain		830,364

Portugal – 1.4%
EDP - Energias de Portugal S.A. ADR	221,060	737,055

Russian Federation – 1.1%
Mobile TeleSystems PJSC ADR	68,055	596,162

Germany – 1.1%
Freenet AG	20,537	566,426

Thailand – 1.0%
Advanced Info Service PCL	65,700	303,443
BTS Group Holdings PCL	953,172	242,795
Total Thailand		546,238

Netherlands – 0.9%
Delta Lloyd N.V.	92,292	465,019

Switzerland – 0.5%
Swiss Re AG	1,566	140,660
Zurich Insurance Group AG	571	138,127
Total Switzerland		278,787

Sweden – 0.5%
Swedbank AB — Class A	5,960	130,998
Nordea Bank AB	12,073	116,998
Total Sweden		247,996

Czech Republic – 0.4%
Komercni Banka AS	5,825	229,166
Total Common Stocks
(Cost $52,607,182)		52,028,112

PREFERRED STOCKS† – 0.9%
Brazil – 0.9%
Cia Energetica de Minas Gerais
ADR	317,763	473,467
Total Preferred Stocks
(Cost $1,280,659)		473,467

SECURITIES LENDING COLLATERAL†,2 – 5.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3026%	3,118,012	3,118,012
Total Securities Lending Collateral
(Cost $3,118,012)		3,118,012
Total Investments – 105.6%
(Cost $57,005,853)		$55,619,591
Other Assets & Liabilities, net – (5.6)%		(2,970,060)
Total Net Assets – 100.0%		$52,649,531

†	Value determined based on Level 1 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust
See Sector Classification in Supplemental Information section.

See notes to financial statements.
174 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued
% of Net
Portfolio Breakdown	Assets
Energy	24.9%
Financial	22.2%
Utilities	16.3%
Communications	12.9%
Consumer, Cyclical	8.7%
Consumer, Non-cyclical	5.9%
Industrial	5.2%
Other	3.6%
Total Long-Term Investments	99.7%
Investments of Collateral for Securities Loaned	5.9%
Total Investments	105.6%
Other Assets & Liabilities, net	-5.6%
Net Assets	100.0%

Currency Denomination
% of Long-Term
Currency Denomination	Investments
United States Dollar	30.8%
Australian Dollar	13.3%
Euro	12.0%
Canadian Dollar	11.0%
Pound Sterling	9.7%
Hong Kong Dollar	5.7%
South African Rand	3.9%
Chinese Yuan	3.4%
New Zealand Dollar	3.4%
Turkish Lira	2.7%
Norwegian Krone	1.9%
Thai Baht	1.0%
Swiss Franc	0.5%
Czech Koruna	0.4%
Swedish Krona	0.3%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's net assets at May 31, 2016 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Common Stocks	$52,028,112	$—	$—	$52,028,112
Preferred Stocks	473,467	—	—	473,467
Securities Lending Collateral	3,118,012	—	—	3,118,012
Total	$55,619,591	$—	$—	$55,619,591
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 175

STATEMENT OF ASSETS AND LIABILITIES	May 31, 2016

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2016 Corporate		2017 Corporate		2018 Corporate		2019 Corporate
	Bond ETF (BSCG	)	Bond ETF (BSCH	)	Bond ETF (BSCI	)	Bond ETF (BSCJ	)
ASSETS:
Investments, at value — including securities on loan	$554,224,642		$922,699,985		$854,714,456		$584,776,344
Cash	7,402,520		6,677,707		8,749,410		8,448,372
Receivables:
Interest	4,767,503		7,363,972		6,940,786		5,681,318
Securities lending income	1,431		544		4,671		2,464
Fund shares sold	—		3,411,924		—		—
Total assets	566,396,096		940,154,132		870,409,323		598,908,498
LIABILITIES:
Payable for:
Investments purchased	9,420,148		6,428,383		7,142,845		7,427,575
Upon return of securities loaned	2,915,882		956,280		4,247,980		3,144,640
Management fees	118,080		187,481		169,137		116,736
Total liabilities	12,454,110		7,572,144		11,559,962		10,688,951
NET ASSETS	$553,941,986		$932,581,988		$858,849,361		$588,219,547
NET ASSETS CONSIST OF:
Paid-in capital	$553,489,114		$929,210,961		$855,188,869		$583,360,426
Undistributed net investment income	445,565		1,062,717		1,206,243		1,006,627
Accumulated net realized gain (loss) on investments	(268,740)		(115,471)		(994,850)		(347,837)
Net unrealized appreciation on investments	276,047		2,423,781		3,449,099		4,200,331
NET ASSETS	$553,941,986		$932,581,988		$858,849,361		$588,219,547
Shares outstanding ($0.01 par value with unlimited amount authorized)	25,050,000		41,100,000		40,500,000		27,750,000
Net asset value	$22.11		$22.69		$21.21		$21.20
Investments in securities, at cost	553,948,595		920,276,204		851,265,357		580,576,013
Securities on loan, at value	2,842,161		984,621		5,143,968		7,218,630

See notes to financial statements.
176 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2016

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2020 Corporate		2021 Corporate		2022 Corporate		2023 Corporate
	Bond ETF (BSCK	)	Bond ETF (BSCL	)	Bond ETF (BSCM	)	Bond ETF (BSCN	)
ASSETS:
Investments, at value — including securities on loan	$593,129,221		$360,200,042		$305,716,615		$131,284,109
Cash	1,423,571		1,155,993		740,306		4,103,130
Receivables:
Fund shares sold	6,427,630		—		—		6,260,491
Interest	5,238,028		3,449,787		2,626,843		1,087,400
Securities lending income	7,003		2,694		2,413		742
Total assets	606,225,453		364,808,516		309,086,177		142,735,872
LIABILITIES:
Payable for:
Investments purchased	6,559,919		—		—		9,971,534
Upon return of securities loaned	6,442,480		3,310,837		2,340,404		1,578,064
Management fees	116,987		72,396		60,457		24,445
Total liabilities	13,119,386		3,383,233		2,400,861		11,574,043
NET ASSETS	$593,106,067		$361,425,283		$306,685,316		$131,161,829
NET ASSETS CONSIST OF:
Paid-in capital	$586,282,310		$355,871,604		$304,503,973		$127,808,175
Undistributed net investment income	1,054,086		861,904		737,372		333,696
Accumulated net realized gain (loss) on investments	(240,102)		(265,859)		(200,703)		29,174
Net unrealized appreciation on investments	6,009,773		4,957,634		1,644,674		2,990,784
NET ASSETS	$593,106,067		$361,425,283		$306,685,316		$131,161,829
Shares outstanding ($0.01 par value with unlimited amount authorized)	27,750,000		17,100,000		14,550,000		6,300,000
Net asset value	$21.37		$21.14		$21.08		$20.82
Investments in securities, at cost	587,119,448		355,242,408		304,071,941		128,293,325
Securities on loan, at value	10,541,424		5,618,506		3,792,866		1,539,620

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 177

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2016

					Guggenheim		Guggenheim
	Guggenheim		Guggenheim		BulletShares		BulletShares
	BulletShares		BulletShares		2016 High Yield		2017 High Yield
	2024 Corporate		2025 Corporate		Corporate Bond		Corporate Bond
	Bond ETF (BSCO	)	Bond ETF (BSCP	)	ETF (BSJG	)	ETF (BSJH )
ASSETS:
Investments, at value — including securities on loan	$97,387,861		$27,429,540		$558,519,585		$701,817,910
Cash	318,375		477,838		34,905,493		49,176,723
Receivables:
Interest	842,667		240,496		5,295,156		11,977,395
Securities lending income	1,228		73		5,124		40,716
Investments sold	—		—		—		4,802
Total assets	98,550,131		28,147,947		598,725,358		763,017,546
LIABILITIES:
Payable for:
Upon return of securities loaned	2,108,910		164,800		8,661,638		38,735,852
Management fees	18,552		5,321		208,240		245,119
Investments purchased	—		99,375		19,986,783		15,419,265
Line of credit fees	—		—		—		3,490
Total liabilities	2,127,462		269,496		28,856,661		54,403,726
NET ASSETS	$96,422,669		$27,878,451		$569,868,697		$708,613,820
NET ASSETS CONSIST OF:
Paid-in capital	$94,868,439		$27,511,207		$593,921,908		$729,770,087
Undistributed net investment income	271,728		67,601		1,863,992		2,422,612
Accumulated net realized gain (loss) on investments	(51,218)		3,674		(26,837,495)		(21,911,960)
Net unrealized appreciation (depreciation) on investments	1,333,720		295,969		920,292		(1,666,919)
NET ASSETS	$96,422,669		$27,878,451		$569,868,697		$708,613,820
Shares outstanding ($0.01 par value with unlimited amount authorized)	4,650,000		1,350,000		22,000,000		27,500,000
Net asset value	$20.74		$20.65		$25.90		$25.77
Investments in securities, at cost	96,054,141		27,133,571		557,599,293		703,484,829
Securities on loan, at value	3,269,076		160,733		9,255,835		56,089,082

See notes to financial statements.
178 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2016

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2018 High Yield	2019 High Yield	2020 High Yield	2021 High Yield
	Corporate Bond	Corporate Bond	Corporate Bond	Corporate Bond
	ETF (BSJI )	ETF (BSJJ )	ETF (BSJK )	ETF (BSJL )
ASSETS:
Investments, at value — including securities on loan	$695,783,553	$348,713,109	$163,805,040	$51,435,641
Cash	36,137,714	18,727,291	1,123,676	970,285
Receivables:
Interest	10,638,282	5,520,967	2,293,355	852,183
Fund shares sold	2,471,656	—	—	—
Investments sold	82,332	—	—	—
Securities lending income	48,773	15,258	15,968	2,114
Total assets	745,162,310	372,976,625	167,238,039	53,260,223
LIABILITIES:
Payable for:
Upon return of securities loaned	40,639,699	19,878,437	11,505,307	2,203,871
Investments purchased	15,563,129	3,564,287	710,931	946,500
Management fees	237,119	119,838	53,744	16,427
Line of credit fees	1,439	732	—	250
Total liabilities	56,441,386	23,563,294	12,269,982	3,167,048
NET ASSETS	$688,720,924	$349,413,331	$154,968,057	$50,093,175
NET ASSETS CONSIST OF:
Paid-in capital	$714,336,165	$359,593,731	$159,926,636	$50,469,876
Undistributed net investment income	2,670,622	1,751,291	766,641	245,375
Accumulated net realized loss on investments	(22,333,125)	(6,920,142)	(4,411,159)	(255,899)
Net unrealized depreciation on investments	(5,952,738)	(5,011,549)	(1,314,061)	(366,177)
NET ASSETS	$688,720,924	$349,413,331	$154,968,057	$50,093,175
Shares outstanding ($0.01 par value with unlimited amount authorized)	27,900,000	14,800,000	6,600,000	2,100,000
Net asset value	$24.69	$23.61	$23.48	$23.85
Investments in securities, at cost	701,736,291	353,724,658	165,119,101	51,801,818
Securities on loan, at value	42,355,735	21,879,647	12,659,826	2,940,199

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 179

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2016

	Guggenheim		Guggenheim
	BulletShares		BulletShares		Guggenheim		Guggenheim S&P
	2022 High Yield		2023 High Yield		Enhanced Short		Global Dividend
	Corporate Bond		Corporate Bond		Duration ETF		Opportunities
	ETF (BSJM	)	ETF (BSJN	)	(GSY	)	Index ETF (LVL )
ASSETS:
Investments, at value — including securities on loan	$39,897,577		$10,365,870		$592,230,911		$55,619,591
Repurchase agreements, at value	—		—		121,059,305		—
Foreign currency, at value	—		—		—		193,049
Cash	253,688		51,304		11,688		7,249
Receivables:
Interest	599,207		146,690		1,459,597		—
Securities lending income	2,316		349		606		3,721
Fund shares sold	—		—		5,000,759		—
Investments sold	—		—		2,800,000		—
Dividends	—		—		—		175,433
Tax reclaims	—		—		—		56,213
Total assets	40,752,788		10,564,213		722,562,866		56,055,256
LIABILITIES:
Payable for:
Upon return of securities loaned	2,394,745		330,480		102,960		3,118,012
Management fees	13,226		3,629		95,425		28,810
Line of credit fees	303		—		5,125		—
Investments purchased	—		—		7,085,358		173,656
Administration fees	—		—		11,625		1,214
Other liabilities	—		—		153,858		84,033
Total liabilities	2,408,274		334,109		7,454,351		3,405,725
NET ASSETS	$38,344,514		$10,230,104		$715,108,515		$52,649,531
NET ASSETS CONSIST OF:
Paid-in capital	$38,413,742		$10,061,269		$715,760,266		$98,735,963
Undistributed net investment income	178,702		49,292		1,088,679		300,957
Accumulated net realized loss on investments	(431,775)		(9,431)		(1,992,793)		(44,996,905)
Net unrealized appreciation (depreciation) on investments	183,845		128,974		252,363		(1,390,484)
NET ASSETS	$38,344,514		$10,230,104		$715,108,515		$52,649,531
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,600,000		400,000		14,300,000		5,520,000
Net asset value	$23.97		$25.58		$50.01		$9.54
Investments in securities, at cost	39,713,732		10,236,896		713,037,853		57,005,853
Foreign currency, at cost	—		—		—		190,890
Securities on loan, at value	3,360,192		642,815		4,099,667		3,126,128

See notes to financial statements.
180 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF OPERATIONS	May 31, 2016
For the Year Ended May 31, 2016

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2016 Corporate	2017 Corporate	2018 Corporate	2019 Corporate
	Bond ETF (BSCG )	Bond ETF (BSCH )	Bond ETF (BSCI )	Bond ETF (BSCJ )
INVESTMENT INCOME:
Interest	$8,116,210	$14,936,712	$14,260,658	$10,014,300
Income from securities lending	18,270	6,138	35,951	38,618
Total investment income	8,134,480	14,942,850	14,296,609	10,052,918
EXPENSES:
Management fees	1,635,636	2,231,346	1,814,486	1,064,012
Total expenses	1,635,636	2,231,346	1,814,486	1,064,012
Net investment income	6,498,844	12,711,504	12,482,123	8,988,906
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(34,719)	167,948	(785,131)	(247,722)
In-kind transactions	296,542	583,390	113,769	63,394
Net realized gain (loss)	261,823	751,338	(671,362)	(184,328)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,467,033)	(3,616,487)	(599,574)	2,126,313
Net realized and unrealized gain (loss)	(2,205,210)	(2,865,149)	(1,270,936)	1,941,985
Net increase in net assets resulting from operations	$4,293,634	$9,846,355	$11,211,187	$10,930,891

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 181

STATEMENT OF OPERATIONS continued	May 31, 2016
For the Year Ended May 31, 2016

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2020 Corporate	2021 Corporate	2022 Corporate	2023 Corporate
	Bond ETF (BSCK )	Bond ETF (BSCL )	Bond ETF (BSCM )	Bond ETF (BSCN	)
INVESTMENT INCOME:
Interest	$11,472,208	$6,978,162	$6,787,066	$1,786,357
Income from securities lending	70,714	29,603	12,098	4,226
Total investment income	11,542,922	7,007,765	6,799,164	1,790,583
EXPENSES:
Management fees	1,038,538	563,125	524,292	116,959
Total expenses	1,038,538	563,125	524,292	116,959
Less:
Expenses waived and reimbursed by advisor	—	—	—	(31,578)
Net expenses	1,038,538	563,125	524,292	85,381
Net investment income	10,504,384	6,444,640	6,274,872	1,705,202
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(86,193)	(207,941)	(200,703)	34,802
In-kind transactions	30,167	26,029	(47,793)	—
Net realized gain (loss)	(56,026)	(181,912)	(248,496)	34,802
Net change in unrealized appreciation (depreciation) on:
Investments	2,243,769	3,448,269	1,754,874	2,958,060
Net realized and unrealized gain	2,187,743	3,266,357	1,506,378	2,992,862
Net increase in net assets resulting from operations	$12,692,127	$9,710,997	$7,781,250	$4,698,064

See notes to financial statements.
182 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF OPERATIONS continued	May 31, 2016
For the Year Ended May 31, 2016

				Guggenheim	Guggenheim
	Guggenheim	Guggenheim		BulletShares	BulletShares
	BulletShares	BulletShares		2016 High Yield	2017 High Yield
	2024 Corporate	2025 Corporate		Corporate Bond	Corporate Bond
	Bond ETF (BSCO )	Bond ETF (BSCP	)	ETF (BSJG )	ETF (BSJH )
INVESTMENT INCOME:
Interest	$2,121,120	$237,461		$23,767,761	$25,693,386
Income from securities lending	7,673	798		116,544	279,416
Total investment income	2,128,793	238,259		23,884,305	25,972,802
EXPENSES:
Management fees	129,576	16,548		2,915,743	2,539,190
Line of credit fee	—	—		11,467	56,459
Total expenses	129,576	16,548		2,927,210	2,595,649
Less:
Expenses waived and reimbursed by advisor	(63,031)	—		—	—
Net expenses	66,545	16,548		2,927,210	2,595,649
Net investment income	2,062,248	221,711		20,957,095	23,377,153
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(50,862)	3,674		(7,462,591)	(19,695,311)
In-kind transactions	(138,511)	—		28,706	(293,318)
Net realized gain (loss)	(189,373)	3,674		(7,433,885)	(19,988,629)
Net change in unrealized appreciation (depreciation) on:
Investments	1,919,381	295,969		(6,458,100)	4,199,343
Net realized and unrealized gain (loss)	1,730,008	299,643		(13,891,985)	(15,789,286)
Net increase in net assets resulting from operations	$3,792,256	$521,354		$7,065,110	$7,587,867

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 183

STATEMENT OF OPERATIONS continued	May 31, 2016
For the Year Ended May 31, 2016

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2018 High Yield	2019 High Yield	2020 High Yield	2021 High Yield
	Corporate Bond	Corporate Bond	Corporate Bond	Corporate Bond
	ETF (BSJI )	ETF (BSJJ )	ETF (BSJK )	ETF (BSJL )
INVESTMENT INCOME:
Interest	$27,183,445	$12,440,718	$5,647,256	$1,600,144
Income from securities lending	376,758	106,868	80,374	6,307
Total investment income	27,560,203	12,547,586	5,727,630	1,606,451
EXPENSES:
Management fees	2,169,157	907,804	407,550	116,282
Line of credit fee	51,464	21,242	9,398	2,888
Total expenses	2,220,621	929,046	416,948	119,170
Net investment income	25,339,582	11,618,540	5,310,682	1,487,281
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(21,494,648)	(6,833,079)	(4,203,121)	(255,899)
In-kind transactions	(359,613)	(261,649)	(697,514)	(200,171)
Net realized loss	(21,854,261)	(7,094,728)	(4,900,635)	(456,070)
Net change in unrealized appreciation (depreciation) on:
Investments	295,974	(2,952,030)	(959,676)	(456,112)
Net realized and unrealized loss	(21,558,287)	(10,046,758)	(5,860,311)	(912,182)
Net increase (decrease) in net assets resulting from operations	$3,781,295	$1,571,782	$(549,629)	$575,099

See notes to financial statements.
184 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENT OF OPERATIONS continued	May 31, 2016
For the Year Ended May 31, 2016

	Guggenheim	Guggenheim
	BulletShares	BulletShares		Guggenheim	Guggenheim S&P
	2022 High Yield	2023 High Yield		Enhanced Short	Global Dividend
	Corporate Bond	Corporate Bond		Duration ETF	Opportunities
	ETF (BSJM )	ETF (BSJN	)[1]	(GSY )	Index ETF (LVL )
INVESTMENT INCOME:
Interest	$1,401,989	$247,213		$8,244,995	$—
Income from securities lending	9,698	2,315		7,783	141,765
Dividends, net of foreign taxes withheld*	—	—		—	3,357,851
Miscellaneous income	—	—		—	0
Total investment income	1,411,687	249,528		8,252,778	3,499,616
EXPENSES:
Management fees	100,671	18,131		1,113,763	286,896
Line of credit fee	2,455	365		61,008	—
Printing fees	—	—		22,417	5,439
Professional fees	—	—		50,296	43,897
Insurance	—	—		3,838	5,037
Listing fees	—	—		7,500	5,000
Custodian fees	—	—		124,778	33,894
Intraday valuation fees	—	—		18,457	12,931
Administration fees	—	—		122,821	15,779
Licensing fees	—	—		—	23,344
Trustees' fees and expenses**	—	—		21,892	9,619
Other expenses	—	—		6,195	2,721
Total expenses	103,126	18,496		1,552,965	444,557
Less:
Expenses waived by advisor	—	—		(14,968)	(76,939)
Net expenses	103,126	18,496		1,537,997	367,618
Net investment income	1,308,561	231,032		6,714,781	3,131,998
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(431,775)	(9,431)		(49,721)	(17,921,056)
In-kind transactions	—	—		—	(1,158,502)
Foreign currency transactions	—	—		—	(85,052)
Net realized gain (loss)	(431,775)	(9,431)		(49,721)	(19,164,610)
Net change in unrealized appreciation (depreciation) on:
Investments	131,095	128,974		(921,289)	3,753,720
Foreign currency translations	—	—		—	5,179
Net change in unrealized appreciation (depreciation)	131,095	128,974		(921,289)	3,758,899
Net realized and unrealized loss	(300,680)	119,543		(971,010)	(15,405,711)
Net increase (decrease) in net assets resulting from operations	$1,007,881	$350,575		$5,743,771	$(12,273,713)
* Foreign taxes withheld	$—	$—		$—	$200,431

[1]	Commencement of investment operations October 7, 2015.
**	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 185

STATEMENTS OF CHANGES IN NET ASSETS	May 31, 2016

	Guggenheim BulletShares 2016		Guggenheim BulletShares 2017
	Corporate Bond ETF (BSCG)		Corporate Bond ETF (BSCH)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,498,844	$7,364,216	$12,711,504	$10,815,605
Net realized gain on investments	261,823	1,137,172	751,338	1,173,480
Net change in unrealized appreciation (depreciation) on investments	(2,467,033)	(5,094,509)	(3,616,487)	(3,888,558)
Net increase in net assets resulting from operations	4,293,634	3,406,879	9,846,355	8,100,527
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,681,315)	(7,369,545)	(12,663,885)	(10,650,660)
Capital gains	(483,360)	(449,160)	(824,445)	(446,265)
Total distributions to shareholders	(7,164,675)	(7,818,705)	(13,488,330)	(11,096,925)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	106,639,392	63,548,781	231,761,087	184,771,051
Cost of shares redeemed	(195,791,353)	(36,634,281)	(91,638,790)	(10,244,461)
Net increase (decrease) in net assets resulting from shareholder transactions	(89,151,961)	26,914,500	140,122,297	174,526,590
Net increase (decrease) in net assets	(92,023,002)	22,502,674	136,480,322	171,530,192
NET ASSETS:
Beginning of period	645,964,988	623,462,314	796,101,666	624,571,474
End of period	$553,941,986	$645,964,988	$932,581,988	$796,101,666
Undistributed net investment income at end of period	$445,565	$629,121	$1,062,717	$1,003,057
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,800,000	2,850,000	10,200,000	8,100,000
Shares redeemed	(8,850,000)	(1,650,000)	(4,050,000)	(450,000)
Net increase (decrease) in shares	(4,050,000)	1,200,000	6,150,000	7,650,000

See notes to financial statements.
186 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

	Guggenheim BulletShares 2018		Guggenheim BulletShares 2019
	Corporate Bond ETF (BSCI)		Corporate Bond ETF (BSCJ)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,482,123	$7,826,316	$8,988,906	$4,917,239
Net realized gain (loss) on investments	(671,362)	260,684	(184,328)	254,827
Net change in unrealized appreciation (depreciation) on investments	(599,574)	269,030	2,126,313	12,645
Net increase in net assets resulting from operations	11,211,187	8,356,030	10,930,891	5,184,711
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,138,675)	(7,534,260)	(8,586,195)	(4,593,720)
Capital gains	(225,090)	(206,625)	(186,120)	(155,400)
Total distributions to shareholders	(12,363,765)	(7,740,885)	(8,772,315)	(4,749,120)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	346,042,653	210,134,361	249,290,946	193,550,767
Cost of shares redeemed	(44,249,968)	—	(6,308,035)	—
Net increase in net assets resulting from shareholder transactions	301,792,685	210,134,361	242,982,911	193,550,767
Net increase in net assets	300,640,107	210,749,506	245,141,487	193,986,358
NET ASSETS:
Beginning of period	558,209,254	347,459,748	343,078,060	149,091,702
End of period	$858,849,361	$558,209,254	$588,219,547	$343,078,060
Undistributed net investment income at end of period	$1,206,243	$822,739	$1,006,627	$597,011
CHANGES IN SHARES OUTSTANDING:
Shares sold	16,350,000	9,900,000	11,850,000	9,150,000
Shares redeemed	(2,100,000)	—	(300,000)	—
Net increase in shares	14,250,000	9,900,000	11,550,000	9,150,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 187

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

	Guggenheim BulletShares 2020		Guggenheim BulletShares 2021
	Corporate Bond ETF (BSCK)		Corporate Bond ETF (BSCL)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,504,384	$5,275,731	$6,444,640	$2,620,297
Net realized loss on investments	(56,026)	(124,620)	(181,912)	(57,918)
Net change in unrealized appreciation (depreciation) on investments	2,243,769	1,576,972	3,448,269	244,287
Net increase in net assets resulting from operations	12,692,127	6,728,083	9,710,997	2,806,666
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,126,035)	(4,890,345)	(5,968,260)	(2,371,785)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	285,727,031	188,217,737	196,090,455	117,093,037
Cost of shares redeemed	(6,274,909)	—	(3,084,066)	—
Net increase in net assets resulting from shareholder transactions	279,452,122	188,217,737	193,006,389	117,093,037
Net increase in net assets	282,018,214	190,055,475	196,749,126	117,527,918
NET ASSETS:
Beginning of period	311,087,853	121,032,378	164,676,157	47,148,239
End of period	$593,106,067	$311,087,853	$361,425,283	$164,676,157
Undistributed net investment income at end of period	$1,054,086	$675,737	$861,904	$385,419
CHANGES IN SHARES OUTSTANDING:
Shares sold	13,500,000	8,850,000	9,450,000	5,550,000
Shares redeemed	(300,000)	—	(150,000)	—
Net increase in shares	13,200,000	8,850,000	9,300,000	5,550,000

See notes to financial statements.
188 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

	Guggenheim BulletShares 2022		Guggenheim BulletShares 2023
	Corporate Bond ETF (BSCM)		Corporate Bond ETF (BSCN)
				Period from
				September 17,
	Year Ended	Year Ended	Year Ended	2014[a] to
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,274,872	$2,541,716	$1,705,202	$269,419
Net realized gain (loss) on investments	(248,496)	130,599	34,802	852
Net change in unrealized appreciation (depreciation) on investments	1,754,874	(1,160,580)	2,958,060	32,724
Net increase in net assets resulting from operations	7,781,250	1,511,735	4,698,064	302,995
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,067,545)	(2,116,695)	(1,420,785)	(220,140)
Capital gains	(12,240)	(11,340)	(6,435)	(45)
Total distributions to shareholders	(6,079,785)	(2,128,035)	(1,427,220)	(220,185)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	161,292,982	180,705,816	109,390,369	18,417,806
Cost of shares redeemed	(67,660,638)	(3,149,184)	—	—
Net increase in net assets resulting from shareholder transactions	93,632,344	177,556,632	109,390,369	18,417,806
Net increase in net assets	95,333,809	176,940,332	112,661,213	18,500,616
NET ASSETS:
Beginning of period	211,351,507	34,411,175	18,500,616	—
End of period	$306,685,316	$211,351,507	$131,161,829	$18,500,616
Undistributed net investment income at end of period	$737,372	$530,278	$333,696	$49,279
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,800,000	8,550,000	5,400,000	900,000
Shares redeemed	(3,300,000)	(150,000)	—	—
Net increase in shares	4,500,000	8,400,000	5,400,000	900,000

[a]	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 189

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

			Guggenheim
			BulletShares
	Guggenheim BulletShares 2024		2025 Corporate
	Corporate Bond ETF (BSCO)		Bond ETF (BSCP)
		Period from	Period from
		September 17,	October 7,
	Year Ended	2014[a] to	2015[a] to
	May 31, 2016	May 31, 2015	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,062,248	$519,054	$221,711
Net realized gain (loss) on investments	(189,373)	58,090	3,674
Net change in unrealized appreciation (depreciation) on investments	1,919,381	(585,661)	295,969
Net increase (decrease) in net assets resulting from operations	3,792,256	(8,517)	521,354
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,920,390)	(389,325)	(154,110)
Capital gains	(64,695)	—	—
Total distributions to shareholders	(1,985,085)	(389,325)	(154,110)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	54,411,576	55,801,308	27,511,207
Cost of shares redeemed	(5,968,477)	(9,231,067)	—
Net increase in net assets resulting from shareholder transactions	48,443,099	46,570,241	27,511,207
Net increase in net assets	50,250,270	46,172,399	27,878,451
NET ASSETS:
Beginning of period	46,172,399	—	—
End of period	$96,422,669	$46,172,399	$27,878,451
Undistributed net investment income at end of period	$271,728	$129,729	$67,601
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,700,000	2,700,000	1,350,000
Shares redeemed	(300,000)	(450,000)	—
Net increase in shares	2,400,000	2,250,000	1,350,000

[a]	Commencement of operations

See notes to financial statements.
190 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

	Guggenheim BulletShares 2016		Guggenheim BulletShares 2017
	High Yield Corporate Bond ETF (BSJG)		High Yield Corporate Bond ETF (BSJH)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,957,095	$26,009,711	$23,377,153	$16,454,430
Net realized loss on investments	(7,433,885)	(18,325,747)	(19,988,629)	(2,212,438)
Net change in unrealized appreciation (depreciation) on investments	(6,458,100)	(1,526,077)	4,199,343	(9,912,598)
Net increase in net assets resulting from operations	7,065,110	6,157,887	7,587,867	4,329,394
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,870,960)	(25,249,180)	(22,681,970)	(15,925,930)
Capital gains	—	(799,800)	—	(747,450)
Total distributions to shareholders	(21,870,960)	(26,048,980)	(22,681,970)	(16,673,380)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	5,275,137	252,136,775	221,176,628	199,768,943
Cost of shares redeemed	(212,986,237)	(40,184,041)	(20,542,237)	(7,790,985)
Net increase (decrease) in net assets resulting from shareholder transactions	(207,711,100)	211,952,734	200,634,391	191,977,958
Net increase (decrease) in net assets	(222,516,950)	192,061,641	185,540,288	179,633,972
NET ASSETS:
Beginning of period	792,385,647	600,324,006	523,073,532	343,439,560
End of period	$569,868,697	$792,385,647	$708,613,820	$523,073,532
Undistributed net investment income at end of period	$1,863,992	$2,777,857	$2,422,612	$1,727,429
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	9,500,000	8,600,000	7,500,000
Shares redeemed	(8,200,000)	(1,500,000)	(800,000)	(300,000)
Net increase (decrease) in shares	(8,000,000)	8,000,000	7,800,000	7,200,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 191

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

	Guggenheim BulletShares 2018		Guggenheim BulletShares 2019
	High Yield Corporate Bond ETF (BSJI)		High Yield Corporate Bond ETF (BSJJ)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$25,339,582	$13,387,239	$11,618,540	$4,491,791
Net realized loss on investments	(21,854,261)	(838,477)	(7,094,728)	(87,064)
Net change in unrealized appreciation (depreciation) on investments	295,974	(9,968,973)	(2,952,030)	(2,673,627)
Net increase in net assets resulting from operations	3,781,295	2,579,789	1,571,782	1,731,100
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,793,660)	(12,941,580)	(10,576,560)	(4,058,830)
Capital gains	—	(1,295,320)	—	—
Total distributions to shareholders	(23,793,660)	(14,236,900)	(10,576,560)	(4,058,830)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	316,510,702	176,230,936	218,343,063	99,362,062
Cost of shares redeemed	(9,820,965)	—	(7,115,088)	—
Net increase in net assets resulting from shareholder transactions	306,689,737	176,230,936	211,227,975	99,362,062
Net increase in net assets	286,677,372	164,573,825	202,223,197	97,034,332
NET ASSETS:
Beginning of period	402,043,552	237,469,727	147,190,134	50,155,802
End of period	$688,720,924	$402,043,552	$349,413,331	$147,190,134
Undistributed net investment income at end of period	$2,670,622	$1,124,700	$1,751,291	$709,311
CHANGES IN SHARES OUTSTANDING:
Shares sold	12,900,000	6,700,000	9,300,000	3,900,000
Shares redeemed	(400,000)	—	(300,000)	—
Net increase in shares	12,500,000	6,700,000	9,000,000	3,900,000

See notes to financial statements.
192 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

	Guggenheim BulletShares 2020		Guggenheim BulletShares 2021
	High Yield Corporate Bond ETF (BSJK)		High Yield Corporate Bond ETF (BSJL)
				Period from
				September 17,
	Year Ended	Year Ended	Year Ended	2014[a] to
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,310,682	$2,257,539	$1,487,281	$477,933
Net realized gain (loss) on investments	(4,900,635)	(207,491)	(456,070)	2,488
Net change in unrealized appreciation (depreciation) on investments	(959,676)	(840,030)	(456,112)	89,935
Net increase (decrease) in net assets resulting from operations	(549,629)	1,210,018	575,099	570,356
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,838,850)	(2,066,350)	(1,336,040)	(386,410)
Capital gains	—	(44,460)	—	—
Total distributions to shareholders	(4,838,850)	(2,110,810)	(1,336,040)	(386,410)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	98,014,946	41,139,093	33,020,820	19,888,583
Cost of shares redeemed	(6,971,932)	—	(2,239,233)	—
Net increase in net assets resulting from shareholder transactions	91,043,014	41,139,093	30,781,587	19,888,583
Net increase in net assets	85,654,535	40,238,301	30,020,646	20,072,529
NET ASSETS:
Beginning of period	69,313,522	29,075,221	20,072,529	—
End of period	$154,968,057	$69,313,522	$50,093,175	$20,072,529
Undistributed net investment income at end of period	$766,641	$294,809	$245,375	$91,646
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,200,000	1,600,000	1,400,000	800,000
Shares redeemed	(300,000)	—	(100,000)	—
Net increase in shares	3,900,000	1,600,000	1,300,000	800,000

[a]	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 193

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

			Guggenheim
			BulletShares 2023
	Guggenheim BulletShares 2022		High Yield Corporate
	High Yield Corporate Bond ETF (BSJM)		Bond ETF (BSJN)
		Period from	Period from
		September 17,	October 7,
	Year Ended	2014[a] to	2015[a] to
	May 31, 2016	May 31, 2015	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,308,561	$378,131	$231,032
Net realized gain (loss) on investments	(431,775)	5,050	(9,431)
Net change in unrealized appreciation (depreciation) on investments	131,095	52,750	128,974
Net increase in net assets resulting from operations	1,007,881	435,931	350,575
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,174,370)	(313,370)	(181,740)
Capital gains	(25,300)	—	—
Total distributions to shareholders	(1,199,670)	(313,370)	(181,740)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	23,406,255	15,007,487	10,061,269
Net increase in net assets resulting from shareholder transactions	23,406,255	15,007,487	10,061,269
Net increase in net assets	23,214,466	15,130,048	10,230,104
NET ASSETS:
Beginning of period	15,130,048	—	—
End of period	$38,344,514	$15,130,048	$10,230,104
Undistributed net investment income at end of period	$178,702	$64,761	$42,292
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	600,000	400,000
Net increase in shares	1,000,000	600,000	400,000

[a]	Commencement of operations

See notes to financial statements.
194 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2016

	Guggenheim Enhanced Short		Guggenheim S&P Global Dividend
	Duration ETF (GSY)		Opportunities Index ETF (LVL)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,714,781	$7,003,165	$3,131,998	$4,602,108
Net realized gain (loss) on investments	(49,721)	(1,477,812)	(19,164,610)	(4,378,175)
Net change in unrealized appreciation (depreciation) on investments	(921,289)	(646,949)	3,758,899	(11,835,555)
Net increase (decrease) in net assets resulting from operations	5,743,771	4,878,404	(12,273,713)	(11,611,622)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,433,780)	(7,771,580)	(3,409,128)	(5,097,168)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	504,622,053	170,352,554	4,575,089	29,212,300
Cost of shares redeemed	(229,736,123)	(435,804,947)	(12,534,366)	(35,985,729)
Net increase (decrease) in net assets resulting from shareholder transactions	274,885,930	(265,452,393)	(7,959,277)	(6,773,429)
Net increase (decrease) in net assets	274,195,921	(268,345,569)	(23,642,118)	(23,482,219)
NET ASSETS:
Beginning of period	440,912,594	709,258,163	76,291,649	99,773,868
End of period	$715,108,515	$440,912,594	$52,649,531	$76,291,649
Undistributed net investment income at end of period	$1,088,679	$794,926	$300,957	$779,679
CHANGES IN SHARES OUTSTANDING:
Shares sold	10,100,000	3,400,000	480,000	2,080,000
Shares redeemed	(4,600,000)	(8,700,000)	(1,440,000)	(2,720,000)
Net increase (decrease) in shares	5,500,000	(5,300,000)	(960,000)	(640,000)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 195

FINANCIAL HIGHLIGHTS	May 31, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$22.20	$22.35	$22.21	$21.66	$21.38
Income from investment operations:
Net investment income(a)	0.21	0.25	0.31	0.46	0.58
Net gain (loss) on investments (realized and unrealized)	(0.07)	(0.13)	0.15	0.58	0.28
Total from investment operations	0.14	0.12	0.46	1.04	0.86
Less distributions from:
Net investment income	(0.22)	(0.25)	(0.31)	(0.47)	(0.58)
Capital gains	(0.01)	(0.02)	(0.01)	(0.02)	—
Total distributions to shareholders	(0.23)	(0.27)	(0.32)	(0.49)	(0.58)
Net asset value, end of period	$22.11	$22.20	$22.35	$22.21	$21.66
Market value, end of period	$22.05	$22.22	$22.40	$22.28	$21.70
Total Return(b)
Net asset value	0.64%	0.54%	2.07%	4.82%	4.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$553,942	$645,965	$623,462	$233,176	$116,979
Ratio to average net assets of:
Net investment income	0.95%	1.14%	1.38%	2.07%	2.72%
Total expenses	0.24%	0.24%	0.25%	0.24%	0.24%
Portfolio turnover rate(c)	85%	17%	3%	4%	5%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
196 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$22.78	$22.88	$22.66	$21.90	$21.59
Income from investment operations:
Net investment income(a)	0.31	0.34	0.41	0.52	0.70
Net gain (loss) on investments (realized and unrealized)	(0.07)	(0.09)	0.23	0.78	0.30
Total from investment operations	0.24	0.25	0.64	1.30	1.00
Less distributions from:
Net investment income	(0.31)	(0.34)	(0.41)	(0.52)	(0.69)
Capital gains	(0.02)	(0.01)	(0.01)	(0.02)	—
Total distributions to shareholders	(0.33)	(0.35)	(0.42)	(0.54)	(0.69)
Net asset value, end of period	$22.69	$22.78	$22.88	$22.66	$21.90
Market value, end of period	$22.74	$22.78	$22.95	$22.71	$21.93
Total Return(b)
Net asset value	1.07%	1.14%	2.85%	5.98%	4.76%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$932,582	$796,102	$624,571	$261,758	$114,965
Ratio to average net assets of:
Net investment income	1.37%	1.52%	1.82%	2.28%	3.24%
Total expenses	0.24%	0.24%	0.25%	0.24%	0.24%
Portfolio turnover rate(c)	11%	8%	1%	3%	3%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 197

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.27	$21.25	$20.98		$20.04	$19.98
Income from investment operations:
Net investment income(b)	0.35	0.37	0.38		0.40	0.09
Net gain (loss) on investments (realized and unrealized)	(0.06)	0.02	0.25		0.94	(0.00	)(e)
Total from investment operations	0.29	0.39	0.63		1.34	0.09
Less distributions from:
Net investment income	(0.34)	(0.36)	(0.36)		(0.40)	(0.03)
Capital gains	(0.01)	(0.01)	(0.00	)(e)	—	—
Total distributions to shareholders	(0.35)	(0.37)	(0.36)		(0.40)	(0.03)
Net asset value, end of period	$21.21	$21.27	$21.25		$20.98	$20.04
Market value, end of period	$21.28	$21.32	$21.30		$21.04	$20.13
Total Return(c)
Net asset value	1.38%	1.88%	3.04%		6.73%	0.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$858,849	$558,209	$347,460		$91,264	$6,011
Ratio to average net assets of:
Net investment income	1.65%	1.75%	1.85%		1.90%	2.53%
Total expenses	0.24%	0.24%	0.25%		0.24%	0.24%
Portfolio turnover rate(d)	7%	5%	1%		5%	2%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
198 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013		May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.18	$21.15	$20.94	$20.27		$19.97
Income from investment operations:
Net investment income(b)	0.42	0.44	0.45	0.47		0.10
Net gain on investments (realized and unrealized)	0.02	0.03	0.19	0.70		0.24
Total from investment operations	0.44	0.47	0.64	1.17		0.34
Less distributions from:
Net investment income	(0.41)	(0.43)	(0.42)	(0.50)		(0.04)
Capital gains	(0.01)	(0.01)	(0.01)	(0.00	)(e)	—
Total distributions to shareholders	(0.42)	(0.44)	(0.43)	(0.50)		(0.04)
Net asset value, end of period	$21.20	$21.18	$21.15	$20.94		$20.27
Market value, end of period	$21.26	$21.21	$21.18	$20.98		$20.14
Total Return(c)
Net asset value	2.14%	2.27%	3.13%	5.85%		1.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$588,220	$343,078	$149,092	$56,529		$9,119
Ratio to average net assets of:
Net investment income	2.03%	2.11%	2.19%	2.26%		2.88%
Total expenses	0.24%	0.24%	0.25%	0.24%		0.24%
Portfolio turnover rate(d)	11%	5%	1%	4%		0%
(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 199

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	May 31, 2016	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.38	$21.23	$20.94		$20.33	$19.99
Income from investment operations:
Net investment income(b)	0.51	0.55	0.57		0.59	0.11
Net gain (loss) on investments (realized and unrealized)	(0.01)	0.13	0.25		0.66	0.28
Total from investment operations	0.50	0.68	0.82		1.25	0.39
Less distributions from:
Net investment income	(0.51)	(0.53)	(0.53)		(0.60)	(0.05)
Capital gains	—	—	(0.00	)(e)	(0.04)	—
Total distributions to shareholders	(0.51)	(0.53)	(0.53)		(0.64)	(0.05)
Net asset value, end of period	$21.37	$21.38	$21.23		$20.94	$20.33
Market value, end of period	$21.44	$21.44	$21.23		$20.89	$20.32
Total Return(c)
Net asset value	2.39%	3.28%	4.02%		6.16%	1.93%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$593,106	$311,088	$121,032		$47,123	$9,148
Ratio to average net assets of:
Net investment income	2.43%	2.60%	2.75%		2.83%	3.06%
Total expenses	0.24%	0.24%	0.25%		0.24%	0.24%
Portfolio turnover rate(d)	9%	4%	1%		5%	0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
200 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Period Ended
	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$21.11	$20.95	$19.96
Income from investment operations:
Net investment income(b)	0.57	0.59	0.56
Net gain on investments (realized and unrealized)	0.01	0.15	0.90
Total from investment operations	0.58	0.74	1.46
Less distributions from:
Net investment income	(0.55)	(0.58)	(0.47)
Total distributions to shareholders	(0.55)	(0.58)	(0.47)
Net asset value, end of period	$21.14	$21.11	$20.95
Market value, end of period	$21.17	$21.18	$20.96
Total Return(c)
Net asset value	2.81%	3.61%	7.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$361,425	$164,676	$47,148
Ratio to average net assets of:
Net investment income	2.75%	2.84%	3.14%
Total expenses	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	6%	3%	4%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 201

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended		Year Ended		Period Ended
	May 31, 2016		May 31, 2015		May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$21.03		$20.86		$19.99
Income from investment operations:
Net investment income(b)	0.59		0.62		0.60
Net gain on investments (realized and unrealized)	0.05		0.14		0.77
Total from investment operations	0.64		0.76		1.37
Less distributions from:
Net investment income	(0.59)		(0.59)		(0.50)
Capital gains	(0.00	)(e)	(0.00	)(e)	—
Total distributions to shareholders	(0.59)		(0.59)		(0.50)
Net asset value, end of period	$21.08		$21.03		$20.86
Market value, end of period	$21.11		$21.05		$20.89
Total Return(c)
Net asset value	3.15%		3.75%		7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$306,685		$211,352		$34,411
Ratio to average net assets of:
Net investment income	2.87%		2.99%		3.39%
Total expenses	0.24%		0.24%		0.25%
Portfolio turnover rate(d)	5%		2%		1%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
202 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended		Period Ended
	May 31, 2016		May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.56		$20.00
Income from investment operations:
Net investment income(b)	0.65		0.44
Net gain on investments (realized and unrealized)	0.22		0.46
Total from investment operations	0.87		0.90
Less distributions from:
Net investment income	(0.61)		(0.34)
Capital gains	(0.00	)(e)	(0.00	)(e)
Total distributions to shareholders	(0.61)		(0.34)
Net asset value, end of period	$20.82		$20.56
Market value, end of period	$20.91		$20.58
Total Return(c)
Net asset value	4.37%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$131,162		$18,501
Ratio to average net assets of:
Net investment income	3.21%		3.03%
Total expenses	0.22%		0.24%
Net expenses	0.16	%(f)	0.24%
Portfolio turnover rate(d)	7%		1%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Reflects fees voluntarily waived or reimbursed by the Advisor.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 203

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended		Period Ended
	May 31, 2016		May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.52		$19.98
Income from investment operations:
Net investment income(b)	0.67		0.45
Net gain on investments (realized and unrealized)	0.22		0.44
Total from investment operations	0.89		0.89
Less distributions from:
Net investment income	(0.65)		(0.35)
Capital gains	(0.02)		—
Total distributions to shareholders	(0.67)		(0.35)
Net asset value, end of period	$20.74		$20.52
Market value, end of period	$20.80		$20.51
Total Return(c)
Net asset value	4.50%		4.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$96,423		$46,172
Ratio to average net assets of:
Net investment income	3.33%		3.12%
Total expenses	0.21%		0.24%
Net expenses	0.11	%(d)	0.24%
Portfolio turnover rate(e)	9%		8%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Reflects fees voluntarily waived or reimbursed by the Advisor.
(e)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
204 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

Period Ended
May 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$20.02
Income from investment operations:
Net investment income(b)	0.42
Net gain on investments (realized and unrealized)	0.53
Total from investment operations	0.95
Less distributions from:
Net investment income	(0.32)
Total distributions to shareholders	(0.32)
Net asset value, end of period	$20.65
Market value, end of period	$20.71
Total Return(c)
Net asset value	4.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$27,878
Ratio to average net assets of:
Net investment income	3.22%
Total expenses	0.24%
Portfolio turnover rate(d)	3%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 205

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$26.41	$27.29	$26.67	$24.83	$24.99
Income from investment operations:
Net investment income(b)	0.79	1.01	1.10	1.30	0.12
Net gain (loss) on investments (realized and unrealized)	(0.50)	(0.86)	0.59	1.73	(0.28)
Total from investment operations	0.29	0.15	1.69	3.03	(0.16)
Less distributions from:
Net investment income	(0.80)	(1.00)	(1.04)	(1.19)	—
Capital gains	—	(0.03)	(0.03)	—	—
Total distributions to shareholders	(0.80)	(1.03)	(1.07)	(1.19)	—
Net asset value, end of period	$25.90	$26.41	$27.29	$26.67	$24.83
Market value, end of period	$25.82	$26.44	$27.36	$26.73	$24.90
Total Return(c)
Net asset value	1.13%	0.60%	6.50%	12.47%	-0.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$569,869	$792,386	$600,324	$144,010	$7,448
Ratio to average net assets of:
Net investment income	3.02%	3.81%	4.09%	4.98%	4.82%
Total expenses	0.42%	0.43%	0.44%	0.42%	0.42%
Portfolio turnover rate(d)	41%	40%	30%	32%	7%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
206 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$26.55	$27.48	$26.90	$24.91	$24.94
Income from investment operations:
Net investment income(b)	0.99	1.09	1.16	1.26	0.12
Net gain (loss) on investments (realized and unrealized)	(0.80)	(0.89)	0.55	1.91	(0.15)
Total from investment operations	0.19	0.20	1.71	3.17	(0.03)
Less distributions from:
Net investment income	(0.97)	(1.08)	(1.09)	(1.18)	—
Capital gains	—	(0.05)	(0.04)	—	—
Total distributions to shareholders	(0.97)	(1.13)	(1.13)	(1.18)	—
Net asset value, end of period	$25.77	$26.55	$27.48	$26.90	$24.91
Market value, end of period	$25.80	$26.59	$27.55	$26.88	$25.02
Total Return(c)
Net asset value	0.81%	0.78%	6.54%	12.97%	-0.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$708,614	$523,074	$343,440	$67,251	$7,474
Ratio to average net assets of:
Net investment income	3.87%	4.11%	4.29%	4.80%	5.00%
Total expenses	0.43%	0.43%	0.43%	0.42%	0.42%
Portfolio turnover rate(d)	24%	20%	20%	38%	5%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 207

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013		May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$26.11	$27.30	$26.70	$24.62		$24.97
Income from investment operations:
Net investment income(b)	1.20	1.20	1.27	1.49		0.13
Net gain (loss) on investments (realized and unrealized)	(1.47)	(1.08)	0.55	1.93		(0.48)
Total from investment operations	(0.27)	0.12	1.82	3.42		(0.35)
Less distributions from:
Net investment income	(1.15)	(1.19)	(1.19)	(1.34)		—
Capital gains	—	(0.12)	(0.03)	(0.00	)(e)	—
Total distributions to shareholders	(1.15)	(1.31)	(1.22)	(1.34)		—
Net asset value, end of period	$24.69	$26.11	$27.30	$26.70		$24.62
Market value, end of period	$24.74	$26.16	$27.38	$26.76		$24.73
Total Return(c)
Net asset value	-0.92%	0.51%	7.01%	14.20%		-1.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$688,721	$402,044	$237,470	$66,748		$4,923
Ratio to average net assets of:
Net investment income	4.91%	4.55%	4.75%	5.71%		5.30%
Total expenses	0.43%	0.43%	0.44%	0.42%		0.42%
Portfolio turnover rate(d)	23%	28%	59%	37%		4%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
208 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Period Ended
	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$25.38	$26.40	$25.03
Income from investment operations:
Net investment income(b)	1.26	1.23	0.82
Net gain (loss) on investments (realized and unrealized)	(1.83)	(1.10)	1.12
Total from investment operations	(0.57)	0.13	1.94
Less distributions from:
Net investment income	(1.20)	(1.15)	(0.57)
Capital gains	—	—	(0.00	)(e)
Total distributions to shareholders	(1.20)	(1.15)	(0.57)
Net asset value, end of period	$23.61	$25.38	$26.40
Market value, end of period	$23.60	$25.43	$26.46
Total Return(c)
Net asset value	-2.13%	0.55%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$349,413	$147,190	$50,156
Ratio to average net assets of:
Net investment income	5.38%	4.86%	4.64%
Total expenses	0.43%	0.43%	0.43%
Portfolio turnover rate(d)	21%	30%	38%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 209

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Period Ended
	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$25.67	$26.43	$25.03
Income from investment operations:
Net investment income(b)	1.28	1.27	0.82
Net gain (loss) on investments (realized and unrealized)	(2.24)	(0.82)	1.19
Total from investment operations	(0.96)	0.45	2.01
Less distributions from:
Net investment income	(1.23)	(1.19)	(0.61)
Capital gains	—	(0.02)	—
Total distributions to shareholders	(1.23)	(1.21)	(0.61)
Net asset value, end of period	$23.48	$25.67	$26.43
Market value, end of period	$23.53	$25.75	$26.49
Total Return(c)
Net asset value	-3.64%	1.82%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$154,968	$69,314	$29,075
Ratio to average net assets of:
Net investment income	5.47%	4.98%	4.66%
Total expenses	0.43%	0.43%	0.43%
Portfolio turnover rate(d)	13%	22%	22%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
210 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Period Ended
	May 31, 2016	May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$25.09	$25.00
Income from investment operations:
Net investment income(b)	1.26	0.86
Net loss on investments (realized and unrealized)	(1.29)	(0.09)
Total from investment operations	(0.03)	0.77
Less distributions from:
Net investment income	(1.21)	(0.68)
Total distributions to shareholders	(1.21)	(0.68)
Net asset value, end of period	$23.85	$25.09
Market value, end of period	$23.92	$25.15
Total Return(c)
Net asset value	0.04%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$50,093	$20,073
Ratio to average net assets of:
Net investment income	5.37%	4.93%
Total expenses	0.43%	0.43%
Portfolio turnover rate(d)	15%	3%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 211

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Period Ended
	May 31, 2016	May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$25.22	$25.04
Income from investment operations:
Net investment income(b)	1.28	0.86
Net gain (loss) on investments (realized and unrealized)	(1.30)	0.02
Total from investment operations	(0.02)	0.88
Less distributions from:
Net investment income	(1.21)	(0.70)
Capital gains	(0.02)	—
Total distributions to shareholders	(1.23)	(0.70)
Net asset value, end of period	$23.97	$25.22
Market value, end of period	$24.00	$25.17
Total Return(c)
Net asset value	0.11%	3.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$38,345	$15,130
Ratio to average net assets of:
Net investment income	5.46%	4.92%
Total expenses	0.43%	0.43%
Portfolio turnover rate(d)	11%	6%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
212 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

Period Ended
May 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$24.97
Income from investment operations:
Net investment income(b)	0.87
Net gain on investments (realized and unrealized)	0.40
Total from investment operations	1.27
Less distributions from:
Net investment income	(0.66)
Total distributions to shareholders	(0.66)
Net asset value, end of period	$25.58
Market value, end of period	$25.60
Total Return(c)
Net asset value	5.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,230
Ratio to average net assets of:
Net investment income	5.35%
Total expenses	0.43%
Portfolio turnover rate(d)	3%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 213

FINANCIAL HIGHLIGHTS continued	May 31, 2016
GSY Guggenheim Enhanced Short Duration ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$50.10	$50.30	$50.21	$49.92	$49.83
Income from investment operations:
Net investment income(a)	0.60	0.63	0.54	0.57	0.22
Net gain (loss) on investments (realized and unrealized)	(0.11)	(0.12)	0.06	0.24	0.07
Total from investment operations	0.49	0.51	0.60	0.81	0.29
Less distributions from:
Net investment income	(0.58)	(0.71)	(0.49)	(0.48)	(0.19)
Capital gains	—	—	(0.02)	(0.04)	(0.01)
Total distributions to shareholders	(0.58)	(0.71)	(0.51)	(0.52)	(0.20)
Net asset value, end of period	$50.01	$50.10	$50.30	$50.21	$49.92
Market value, end of period	$50.03	$50.11	$50.27	$50.24	$49.95
Total Return(b)
Net asset value	0.98%	1.01%	1.22%	1.63%	0.59%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$715,109	$440,913	$709,258	$326,373	$159,732
Ratio to average net assets of:
Net investment income	1.21%	1.25%	1.09%	1.14%	0.45%
Total expenses	0.28%	0.25%	0.29%	0.30%	0.56%
Net expenses	0.28%	0.25%	0.27%	0.26%	0.26%
Portfolio turnover rate(c)	25%	44%	30%	83%	7%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
214 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$11.77	$14.01	$13.07	$12.11	$16.00
Income from investment operations:
Net investment income(a)	0.52	0.65	0.80	1.07	1.04
Net gain (loss) on investments (realized and unrealized)	(2.20)	(2.18)	1.03	0.86	(4.23)
Total from investment operations	(1.68)	(1.53)	1.83	1.93	(3.19)
Less distributions from:
Net investment income	(0.55)	(0.71)	(0.89)	(0.97)	(0.70)
Total distributions to shareholders	(0.55)	(0.71)	(0.89)	(0.97)	(0.70)
Net asset value, end of period	$9.54	$11.77	$14.01	$13.07	$12.11
Market value, end of period	$9.49	$11.76	$14.08	$13.02	$12.10
Total Return(b)
Net asset value	-14.31%	-11.23%	14.89%	16.33%	-20.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$52,650	$76,292	$99,774	$69,027	$51,360
Ratio to average net assets of:
Net investment income	5.46%	5.16%	6.14%	8.28%	7.63%
Total expenses	0.77%	0.74%	0.75%	0.92%	1.05%
Net expenses	0.64%	0.65%	0.66%	0.65%	0.65%
Portfolio turnover rate(c)	85%	74%	94%	55%	91%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 215

NOTES TO FINANCIAL STATEMENTS	May 31, 2016
Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.
The following 20 portfolios have an annual reporting year ended on May331, 2016: Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
 Guggenheim S&P Global Dividend Opportunities Index ETF
Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2016 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares
2023 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2023 Index
Guggenheim BulletShares
2024 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2024 Index
Guggenheim BulletShares
2025 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2025 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2019 High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2020 High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2021 High Yield Corporate Bond ETF	Corporate Bond 2021 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2022 High Yield Corporate Bond ETF	Corporate Bond 2022 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2023 High Yield Corporate Bond ETF	Corporate Bond 2023 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index
Guggenheim Enhanced Short Duration ETF is an actively managed ETF and therefore does not track an index.
Note 2 – Accounting Policies:
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Funds. This requires management to make estimates and

216 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.
Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.
Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sale price.
U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 217

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the year ended May 31, 2016, Guggenheim Enhanced Short Duration ETF recognized an increase of interest income and a decrease of realized gain of $530,336. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of the Fund. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily over the life of the security.
Real Estate Investment Trust ("REIT") distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.
(c) Currency Translations
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds' accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds' Statement of Operations.
Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statement of Operations.
(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2016 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2025 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	Monthly
Guggenheim Enhanced Short Duration ETF	Monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	Quarterly
In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These

218 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2016 Corporate
Bond ETF	$2,842,161	$2,915,882	$—	$2,915,882
Guggenheim BulletShares
2017 Corporate
Bond ETF	984,621	956,280	52,023	1,008,303
Guggenheim BulletShares
2018 Corporate
Bond ETF	5,143,968	4,247,980	1,023,448	5,271,428
Guggenheim BulletShares
2019 Corporate
Bond ETF	7,218,630	3,144,640	4,222,288	7,366,928
Guggenheim BulletShares
2020 Corporate
Bond ETF	10,541,424	6,442,480	4,346,190	10,788,670
Guggenheim BulletShares
2021 Corporate
Bond ETF	5,618,506	3,310,837	2,434,391	5,745,228
Guggenheim BulletShares
2022 Corporate
Bond ETF	3,792,866	2,340,404	1,539,307	3,879,711
Guggenheim BulletShares
2023 Corporate
Bond ETF	1,539,620	1,578,064	—	1,578,064
Guggenheim BulletShares
2024 Corporate
Bond ETF	3,269,076	2,108,910	1,235,657	3,344,567
Guggenheim BulletShares
2025 Corporate
Bond ETF	160,733	164,800	—	164,800
Guggenheim BulletShares
2016 High Yield
Corporate Bond ETF	9,255,835	8,661,638	808,937	9,470,575
Guggenheim BulletShares
2017 High Yield
Corporate Bond ETF	56,089,082	38,735,852	18,645,826	57,381,678
Guggenheim BulletShares
2018 High Yield
Corporate Bond ETF	42,355,735	40,639,699	2,709,330	43,349,029
Guggenheim BulletShares
2019 High Yield
Corporate Bond ETF	21,879,647	19,878,437	2,520,014	22,398,451
Guggenheim BulletShares
2020 High Yield
Corporate Bond ETF	12,659,826	11,505,307	1,452,530	12,957,837

	Value of
	Securities	Cash	Non-Cash	Total
	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2021 High Yield
Corporate Bond ETF	$2,940,199	$2,203,871	$801,986	$3,005,857
Guggenheim BulletShares
2022 High Yield
Corporate Bond ETF	3,360,192	2,394,745	1,043,208	3,437,953
Guggenheim BulletShares
2023 High Yield
Corporate Bond ETF	642,815	330,480	326,455	656,935
Guggenheim Enhanced
Short Duration ETF	4,099,667	102,960	4,081,902	4,184,862
Guggenheim S&P Global
Dividend Opportunities
Index ETF	3,126,128	3,118,012	224,089	3,342,101
(f) Restricted Cash
A portion of the cash held by Guggenheim Enhanced Short Duration ETF may be related to collateral received by the Fund for repurchase agreements. This amount is presented on the Statement of Assets and Liabilities as Restricted cash. There was no restricted cash outstanding as of May 31, 2016.
(g) Indemnifications
Under the Trust's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board.
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 219

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.42%
Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the line of credit (see Note 10) and other extraordinary expenses.
The Investment Adviser and Guggenheim Partners Investment Management, LLC ("GPIM") entered into a sub-advisory agreement whereby GPIM serves as the investment sub-adviser to Guggenheim Enhanced Short Duration ETF ("GSY"). Pursuant to the sub-advisory agreement, the Investment Adviser pays GPIM on a monthly basis 50% of the net advisory fees the Investment Adviser receives from GSY.
Rydex Fund Services, LLC ("RFS"), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services, RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%
For the year ended May 31, 2016, the following Funds recognized Fund Administration expenses as follows:

Fund	Fund Administration Expense
Guggenheim Enhanced Short Duration ETF	$122,821
Guggenheim S&P Global Dividend Opportunities Index ETF	15,779
Due to their unitary fee structure, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, Guggenheim BulletShares 2025 Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF and Guggenheim BulletShares 2023 High Yield Corporate Bond ETF, do not charge a separate Fund Administration Fee.
The Bank of New York Mellon Corp. ("BNY") acts as the Funds' custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.
The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business), from exceeding the following percentages of average net assets per year, at least until December 31, 2018.

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%
For the year ended May 31, 2016, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim BulletShares 2023 Corporate Bond ETF (voluntary waiver)	$31,578
Guggenheim BulletShares 2024 Corporate Bond ETF (voluntary waiver)	63,031
Guggenheim Enhanced Short Duration ETF	14,968
Guggenheim S&P Global Dividend Opportunities Index ETF	76,939
Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.

220 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.
Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2024 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2025 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities
Index ETF	Standard & Poor's
The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.
Accretive Asset Management, LLC is affiliated with the Investment Adviser.
Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis. A significant portion of the Funds' assets and liabilities are categorized as Level 2.
Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant that has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds' fair valuation guidelines categorize these securities as Level 3.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 221

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
As of May 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
				Unrealized
	Cost of	Gross Tax	Gross Tax	Appreciation
	Investments for	Unrealized	Unrealized	(Depreciation )
	Tax Purposes	Appreciation	Depreciation	on Investments
Guggenheim BulletShares 2016 Corporate Bond ETF	$553,948,595	$297,713	$(21,666)	$276,047
Guggenheim BulletShares 2017 Corporate Bond ETF	920,337,298	2,779,173	(416,486)	2,362,687
Guggenheim BulletShares 2018 Corporate Bond ETF	851,283,507	4,570,895	(1,139,946)	3,430,949
Guggenheim BulletShares 2019 Corporate Bond ETF	580,701,944	5,131,958	(1,057,558)	4,074,400
Guggenheim BulletShares 2020 Corporate Bond ETF	587,193,599	8,129,668	(2,194,046)	5,935,622
Guggenheim BulletShares 2021 Corporate Bond ETF	355,310,245	6,191,258	(1,301,461)	4,889,797
Guggenheim BulletShares 2022 Corporate Bond ETF	304,078,344	3,495,129	(1,856,858)	1,638,271
Guggenheim BulletShares 2023 Corporate Bond ETF	128,308,308	3,099,662	(123,861)	2,975,801
Guggenheim BulletShares 2024 Corporate Bond ETF	96,054,497	1,786,531	(453,167)	1,333,364
Guggenheim BulletShares 2025 Corporate Bond ETF	27,133,571	379,720	(83,751)	295,969
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	557,599,293	1,341,636	(421,344)	920,292
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	703,497,268	5,865,168	(7,544,526)	(1,679,358)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	701,736,291	6,951,275	(12,904,013)	(5,952,738)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	353,724,658	2,963,192	(7,974,741)	(5,011,549)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	165,119,101	2,168,677	(3,482,738)	(1,314,061)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	51,801,818	667,954	(1,034,131)	(366,177)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	39,713,732	795,201	(611,356)	183,845
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	10,236,896	230,686	(101,712)	128,974
Guggenheim Enhanced Short Duration ETF	713,037,853	1,340,392	(1,088,029)	252,363
Guggenheim S&P Global Dividend Opportunities Index ETF	57,023,273	4,644,178	(6,047,860)	(1,403,682)
Tax components of accumulated earnings as of May 31, 2016, were as follows:

		Net Unrealized	Capital Loss
	Undistributed	Appreciation/	Carryforward &
Fund	Ordinary Income	(Depreciation )	Other Losses
Guggenheim BulletShares 2016 Corporate Bond ETF	$445,565	$276,047	$(268,740)
Guggenheim BulletShares 2017 Corporate Bond ETF	1,062,717	2,362,687	(54,377)
Guggenheim BulletShares 2018 Corporate Bond ETF	1,206,243	3,430,949	(976,700)
Guggenheim BulletShares 2019 Corporate Bond ETF	1,006,627	4,074,400	(221,906)
Guggenheim BulletShares 2020 Corporate Bond ETF	1,054,086	5,935,622	(165,951)
Guggenheim BulletShares 2021 Corporate Bond ETF	861,904	4,889,797	(198,022)
Guggenheim BulletShares 2022 Corporate Bond ETF	737,372	1,638,271	(194,300)
Guggenheim BulletShares 2023 Corporate Bond ETF	377,853	2,975,801	—
Guggenheim BulletShares 2024 Corporate Bond ETF	271,728	1,333,364	(50,862)
Guggenheim BulletShares 2025 Corporate Bond ETF	71,275	295,969	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	1,863,992	920,292	(26,837,495)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	2,422,612	(1,679,358)	(21,899,521)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	2,670,622	(5,952,738)	(22,333,125)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	1,751,291	(5,011,549)	(6,920,142)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	766,641	(1,314,061)	(4,411,159)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	245,375	(366,177)	(255,899)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	178,702	183,845	(431,775)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	49,292	128,974	(9,431)
Guggenheim Enhanced Short Duration ETF	1,088,679	252,363	(1,992,793)
Guggenheim S&P Global Dividend Opportunities Index ETF	321,947	(1,407,844)	(45,000,535)
Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

222 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2016, were as follows:

	Distributions	Distributions
	Paid from	Paid from
	Ordinary Income	Capital Gain
Guggenheim BulletShares 2016 Corporate Bond ETF	$6,739,211	$425,464
Guggenheim BulletShares 2017 Corporate Bond ETF	12,663,262	825,068
Guggenheim BulletShares 2018 Corporate Bond ETF	12,141,059	222,706
Guggenheim BulletShares 2019 Corporate Bond ETF	8,592,848	179,467
Guggenheim BulletShares 2020 Corporate Bond ETF	10,126,035	—
Guggenheim BulletShares 2021 Corporate Bond ETF	5,968,260	—
Guggenheim BulletShares 2022 Corporate Bond ETF	6,079,785	—
Guggenheim BulletShares 2023 Corporate Bond ETF	1,427,220	—
Guggenheim BulletShares 2024 Corporate Bond ETF	1,985,085	—
Guggenheim BulletShares 2025 Corporate Bond ETF	154,110	—
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	21,870,960	—
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	22,681,970	—
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	23,793,660	—
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	10,576,560	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	4,838,850	—
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	1,336,040	—
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	1,199,670	—
Guggenheim BulletShares 2023 High Yield Corporate
Bond ETF	181,740	—
Guggenheim Enhanced Short Duration ETF	6,433,780	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	3,409,128	—

The tax character of distributions paid during the year ended May 31, 2015, was as follows:

	Distributions	Distributions
	Paid from	Paid from
	Ordinary Income	Capital Gain
Guggenheim BulletShares 2016 Corporate Bond ETF	$7,431,600	$387,105
Guggenheim BulletShares 2017 Corporate Bond ETF	10,818,405	278,520
Guggenheim BulletShares 2018 Corporate Bond ETF	7,645,185	95,700
Guggenheim BulletShares 2019 Corporate Bond ETF	4,698,060	51,060
Guggenheim BulletShares 2020 Corporate Bond ETF	4,890,345	—
Guggenheim BulletShares 2021 Corporate Bond ETF	2,371,785	—
Guggenheim BulletShares 2022 Corporate Bond ETF	2,128,035	—
Guggenheim BulletShares 2023 Corporate Bond ETF	220,185	—
Guggenheim BulletShares 2024 Corporate Bond ETF	389,325	—

	Distributions	Distributions
	Paid from	Paid from
	Ordinary Income	Capital Gain
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	$25,791,149	$257,831
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	16,542,716	130,664
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	13,903,692	333,208
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	4,058,830	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	2,110,810	—
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	386,410	—
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	313,370	—
Guggenheim Enhanced Short Duration ETF	7,771,580	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	5,097,168	—
As of May 31, 2016, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of paydown gains, dividend reclasses, investments in real estate investments trusts, wash sales from redemption in-kind transactions, redemption in-kind transactions, foreign currency gains and losses, the "mark to market" of certain passive foreign investment companies (PFICs), and post October losses. Net investment income, net realized gains, and net assets were not affected by these changes.

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
Fund	Income	Gain (Loss )	Capital
Guggenheim BulletShares 2016
Corporate Bond ETF	$(1,148)	$(295,393)	$296,541
Guggenheim BulletShares 2017
Corporate Bond ETF	12,041	(595,431)	583,390
Guggenheim BulletShares 2018
Corporate Bond ETF	40,056	(153,825)	113,769
Guggenheim BulletShares 2019
Corporate Bond ETF	6,905	(70,299)	63,394
Guggenheim BulletShares 2020
Corporate Bond ETF	—	(30,167)	30,167
Guggenheim BulletShares 2021
Corporate Bond ETF	—	(26,029)	26,029
Guggenheim BulletShares 2022
Corporate Bond ETF	(233)	48,026	(47,793)
Guggenheim BulletShares 2023
Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2024
Corporate Bond ETF	141	138,370	(138,511)
Guggenheim BulletShares 2025
Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	—	(17,859)	17,859

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 223

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016

	Undistributed	Accumulated
	Net Investment	Net Realized		Paid In
Fund	Income	Gain (Loss	)	Capital
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	$—	$293,688		$(293,688)
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF	—	359,613		(359,613)
Guggenheim BulletShares 2019
High Yield Corporate Bond ETF	—	261,650		(261,650)
Guggenheim BulletShares 2020
High Yield Corporate Bond ETF	—	697,514		(697,514)
Guggenheim BulletShares 2021
High Yield Corporate Bond ETF	2,488	197,683		(200,171)

	Undistributed	Accumulated
	Net Investment	Net Realized		Paid In
Fund	Income	Gain (Loss	)	Capital
Guggenheim BulletShares 2022
High Yield Corporate Bond ETF	$(20,250)	$20,250		$—
Guggenheim BulletShares 2023
High Yield Corporate Bond ETF	—	—		—
Guggenheim Enhanced Short
Duration ETF	12,752	(12,753)		1
Guggenheim S&P Global Dividend
Opportunities Index ETF	(202,870)	1,702,910		(1,500,040)
For federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of May 31, 2016, capital loss carryforwards for the Funds were as follows:

				Unlimited	Unlimited	Total
	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
Fund	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim BulletShares 2016 Corporate Bond ETF	$—	$—	$—	$—	$—	$—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—	—	(130,948)	(35,003)	(165,951)
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—	—	(65,974)	(132,048)	(198,022)
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—	—	(66,815)	(127,485)	(194,300)
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—	—	(50,862)	—	(50,862)
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—	—	(15,295,447)	(11,542,048)	(26,837,495)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—	—	(7,804,656)	(14,094,865)	(21,899,521)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—	—	(2,962,497)	(19,370,628)	(22,333,125)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—	—	(769,745)	(6,150,397)	(6,920,142)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—	—	(1,763,744)	(2,647,415)	(4,411,159)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—	—	(246,547)	(9,352)	(255,899)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—	—	—	(431,775)	(431,775)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	—	—	(9,431)	—	(9,431)
Guggenheim Enhanced Short Duration ETF	—	—	—	(1,892,709)	(100,084)	(1,992,793)
Guggenheim S&P Global Dividend Opportunities Index ETF	(2,414,757)	(2,131,832)	(872,241)	(19,058,291)	(20,523,414)	(45,000,535)

224 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2016, the following capital loss carryforward amount expired:

Fund	Expired	Used
Guggenheim S&P Global Dividend Opportunities
Index ETF	$129,232	$—
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and May 31 of each year as occurring on the first day of the following tax year. For the year ended May 31, 2016, the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until June 1, 2016:

	Capital	Ordinary
Guggenheim BulletShares 2016 Corporate Bond ETF	$(268,740)	$—
Guggenheim BulletShares 2017 Corporate Bond ETF	(54,377)	—
Guggenheim BulletShares 2018 Corporate Bond ETF	(976,700)	—
Guggenheim BulletShares 2019 Corporate Bond ETF	(221,906)	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	—	—
For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund's tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 6 – Investments in Securities:
For the year ended May 31, 2016, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2016 Corporate Bond ETF	$562,660,496	$454,771,538
Guggenheim BulletShares 2017 Corporate Bond ETF	342,154,787	105,128,169
Guggenheim BulletShares 2018 Corporate Bond ETF	405,688,066	50,556,159
Guggenheim BulletShares 2019 Corporate Bond ETF	302,609,040	48,405,936
Guggenheim BulletShares 2020 Corporate Bond ETF	325,156,588	36,986,418
Guggenheim BulletShares 2021 Corporate Bond ETF	209,387,529	13,131,165
Guggenheim BulletShares 2022 Corporate Bond ETF	171,430,743	11,873,693
Guggenheim BulletShares 2023 Corporate Bond ETF	112,284,971	3,702,042
Guggenheim BulletShares 2024 Corporate Bond ETF	60,069,573	5,874,264
Guggenheim BulletShares 2025 Corporate Bond ETF	27,321,061	353,770
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	231,311,794	468,215,720
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	340,230,560	138,572,593
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	417,339,767	114,077,278
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	248,747,282	43,164,560
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	110,596,144	12,145,742
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	37,244,277	4,212,168
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	25,743,897	2,625,094
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	10,103,479	195,063
Guggenheim Enhanced Short Duration ETF	251,686,181	60,971,462
Guggenheim S&P Global Dividend Opportunities
Index ETF	49,507,002	49,391,509

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 225

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
For the year ended May 31, 2016, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2016 Corporate Bond ETF	$6,541,944	$187,532,495
Guggenheim BulletShares 2017 Corporate Bond ETF	—	88,161,946
Guggenheim BulletShares 2018 Corporate Bond ETF	—	43,375,551
Guggenheim BulletShares 2019 Corporate Bond ETF	—	6,178,964
Guggenheim BulletShares 2020 Corporate Bond ETF	—	6,154,625
Guggenheim BulletShares 2021 Corporate Bond ETF	—	3,027,607
Guggenheim BulletShares 2022 Corporate Bond ETF	—	66,052,252
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	5,844,102
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	—	200,675,867
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	7,593,258	27,417,977
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	9,059,227
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	—	6,738,840
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	947,636	7,668,040
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	190,459	2,335,502
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	176,133	176,133
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	4,537,171	12,479,408
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the year ended May 31, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

			Realized
	Purchases	Sales	Gain (Loss )
Guggenheim BulletShares 2016
Corporate Bond ETF	$4,362,004	$882,646	$(20,367)
Guggenheim BulletShares 2017
Corporate Bond ETF	8,696,414	2,301,077	(6,247)
Guggenheim BulletShares 2018
Corporate Bond ETF	13,522,568	1,332,876	(331,357)
Guggenheim BulletShares 2019
Corporate Bond ETF	13,719,280	11,167,802	(213,723)
Guggenheim BulletShares 2020
Corporate Bond ETF	3,306,023	7,313,382	(398,426)
Guggenheim BulletShares 2021
Corporate Bond ETF	4,671,868	3,887,804	(239,598)
Guggenheim BulletShares 2022
Corporate Bond ETF	3,165,005	4,171,478	(206,796)
Guggenheim BulletShares 2023
Corporate Bond ETF	1,898,662	667,712	(14,701)
Guggenheim BulletShares 2024
Corporate Bond ETF	101,712	1,799,360	(21,101)
Guggenheim BulletShares 2025
Corporate Bond ETF	—	101,712	(1,045)
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	8,820,174	5,702,852	(103,786)
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	5,230,970	12,499,021	(227,081)
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF	2,655,914	7,246,232	(43,510)
Guggenheim BulletShares 2019
High Yield Corporate Bond ETF	2,441,928	11,613,798	127,737
Guggenheim BulletShares 2020
High Yield Corporate Bond ETF	1,728,104	3,939,576	(25,983)
Guggenheim BulletShares 2021
High Yield Corporate Bond ETF	1,411,105	419,250	799
Guggenheim BulletShares 2022
High Yield Corporate Bond ETF	1,038,787	1,780,122	35,052
Guggenheim BulletShares 2023
High Yield Corporate Bond ETF	56,180	—	—
Guggenheim Enhanced Short
Duration ETF	—	—	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	—	—	—

226 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016
Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.
Note 8 – Distribution and Service Plan:
The Board has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.
Note 9 – Repurchase Agreements:
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
As of May 31, 2016, the repurchase agreements held in Guggenheim Enhanced Short Duration ETF in the joint account were as follows:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Nomura Securities International, Inc.
0.95%, due 08/24/2016	$10,253,300	$10,277,652	Credit Suisse Mortgage Trust, 4.621%, 02/25/2042	$12,242,000	$11,673,971
Nomura Securities International, Inc.
0.95%, due 08/24/2016	9,278,725	9,300,762	JP Morgan Mortgage Trust, 2.663%, 12/25/2044	10,562,400	10,434,828
Nomura Securities International, Inc.
0.95%, due 08/24/2016	7,169,480	7,186,508	Element Rail Leasing LLC, 3.585%, 02/19/2045	8,500,000	8,109,117
Nomura Securities International, Inc.
0.95%, due 08/24/2016	6,286,800	6,301,731	Invitation Homes Trust, 2.440%, 06/17/207	7,137,000	6,981,687
Royal Bank of Canada
0.93%, due 06/06/2016	32,000,000	32,019,840	Fortress Credit BSL Ltd., 2.133%, 10/19/2025	34,389,000	34,128,579
Bank of America, Inc.
0.78%, due 06/14/2016	14,261,000	14,273,359	Bayview Opportunity Master Fund Trust, 3.228%, 06/28/2017	116,200,000	116,444,020
Bank of America, Inc.
0.83%, due 07/05/2016	10,931,000	10,941,837	Bayview Opportunity Master Fund Trust, 3.721%, 08/28/2016	47,267,000	47,181,919
Bank of America, Inc.
0.83%, due 06/14/2016	3,444,000	3,447,176	Bayview Opportunity Master Fund Trust, 3.228%, 06/28/2017	28,060,000	28,118,926
Jefferies & Company, Inc.
2.95%, due 06/02/2016	10,504,000	10,510,025	Township of Berkeley, NJ, 2.000%, 05/23/2017	13,000,000	13,151,320
Jefferies & Company, Inc.
3.44%, due 06/14/2016	3,489,000	3,499,669	Babson CLO Ltd., 0.000%, 04/15/2022	29,075,000	8,047,960
Jefferies & Company, Inc.
3.44%, due 06/27/2016	2,500,000	2,507,644	CIFC Funding Ltd., 0.000%, 01/19/2023	25,000,000	8,940,250
Jefferies & Company, Inc.
3.43%, due 06/16/2016	2,031,000	2,036,612	Countrywide Alternative Loan Trust, 0.630%, 07/25/2046	6,440,000	5,985,213
Jefferies & Company, Inc.
3.44%, due 06/27/2016	1,920,000	1,925,871	Countrywide Alternative Loan Trust, 0.630%, 07/25/2046	8,560,000	7,955,501

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 227

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2016

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc.
3.43%, due 06/16/2016	$1,476,000	$1,480,078	CIFC Funding Ltd., 6.120%, 10/27/2027	$3,000,000	$2,437,470
Jefferies & Company, Inc.
3.44%, due 06/27/2016	1,250,000	1,253,822	GE Commercial Mortgage Corporation Trust, 5.677%, 12/10/2049	5,000,000	3,182,015
Jefferies & Company, Inc.
3.43%, due 06/16/2016	1,155,000	1,158,191	Morgan Stanley Capital I Trust, 5.478%, 11/12/2041	3,000,000	2,922,796
Jefferies & Company, Inc.
3.43%, due 06/16/2016	1,080,000	1,082,984	Venture CDO Ltd., 0.000%, 01/15/2028	3,000,000	3,178,800
Jefferies & Company, Inc.
3.18%, due 06/16/2016	764,000	765,957	JPMBB Commercial Mortgage Securities Trust, 4.773%, 08/15/2025	1,035,230	923,932
Jefferies & Company, Inc.
3.44%, due 06/02/2016	651,000	652,866	Hilton USA Trust, 3.680%, 07/15/2016	915,000	855,249
Jefferies & Company, Inc.
3.44%, due 06/27/2016	350,000	351,070	CVP Cascade CLO Ltd., 0.000%, 01/16/2027	2,000,000	669,200
Mizuho Securities
1.04%, due 06/01/2016	265,000	265,008	Countrywide Asset-Backed Certificate, 5.166%, 05/25/2036	1,000,000	1,112,354
	$121,059,305				$322,435,107

Note 10 – Line of Credit:
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF and Guggenheim BulletShares 2023 High Yield Corporate Bond ETF and Guggenheim Enhanced Short Duration ETF are participants in a $800,000,000 Revolving Liquidity Facility ("Facility") with an approved counterparty.
The Facility is reserved for temporary purposes only in order to meet redemption requests by shareholders. Interest on the amount borrowed varies under the agreement depending upon the length of the borrowings. An unused commitment fee of 0.15% is charged on the difference between the $800,000,000 Facility agreement and the amount borrowed. Interest and or fees, if any, associated with the Facility are reflected on the Statement of Operations. The Funds did not have borrowings under this agreement during the year ended May 31, 2016.
Note 11 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds' financial statements.

228 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	May 31, 2016
The Board of Trustees and Shareholders of Claymore Exchange-Traded Fund Trust
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, Guggenheim BulletShares 2025 Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF, Guggenheim BulletShares 2023 High Yield Corporate Bond ETF, Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (twenty of the portfolios constituting the Claymore Exchange-Traded Fund Trust (the Trust)) as of May 31, 2016, and the related statements of operations, changes in net assets, and the financials highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective twenty portfolios constituting the Claymore Exchange-Traded Fund Trust at May 31, 2016, the results of their operations, changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Chicago, Illinois
 July 28, 2016

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 229

SUPPLEMENTAL INFORMATION (Unaudited)	May 31, 2016
Federal Income Tax Information
The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. See qualified dividend income column in the table below.
In January 2017, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2016. See dividend received deduction column in the table below.
Additionally, of the taxable ordinary income distributions paid during the fiscal year ending May 31, 2016, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See qualified interest and qualified short-term capital gain columns in the table below.
Guggenheim S&P Global Dividend Opportunities Index ETF intends to designate $95,236 of foreign tax withholding on foreign source income of $2,632,630.

	Qualified	Dividend		Qualified
	Dividend	Received	Qualified	Short-Term
Fund	Income	Deduction	Interest	Capital Gain
Guggenheim BulletShares 2016 Corporate Bond ETF	0.00%	0.00%	77.89%	100.00%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.00%	0.00%	78.67%	0.00%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.00%	0.00%	76.06%	100.00%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.00%	0.00%	76.13%	100.00%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.00%	0.00%	82.00%	0.00%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.00%	0.00%	80.54%	0.00%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.00%	0.00%	76.01%	100.00%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.00%	0.00%	81.44%	100.00%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.00%	0.00%	76.17%	100.00%
Guggenheim BulletShares 2025 Corporate Bond ETF	0.00%	0.00%	81.72%	0.00%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.00%	0.00%	82.82%	0.00%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.00%	0.00%	80.49%	0.00%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.00%	0.00%	77.03%	0.00%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.00%	0.00%	77.61%	0.00%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.00%	0.00%	74.87%	0.00%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.00%	0.00%	82.23%	0.00%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.00%	0.00%	84.29%	100.00%
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.00%	0.00%	87.95%	0.00%
Guggenheim Enhanced Short Duration ETF	0.00%	0.00%	43.76%	0.00%
Guggenheim S&P Global Dividend Opportunities Index ETF	71.90%	17.49%	0.00%	0.00%
With respect to the taxable year ended May 31, 2016, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

	LTCG	From Proceeds of
Fund	Dividend Income	Shareholder Redemptions
Guggenheim BulletShares 2016 Corporate Bond ETF	$425,464	$—
Guggenheim BulletShares 2017 Corporate Bond ETF	825,068	—
Guggenheim BulletShares 2018 Corporate Bond ETF	222,706	—
Guggenheim BulletShares 2019 Corporate Bond ETF	179,467	—
Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

230 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	May 31, 2016
Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.
The Trustees of the Trust and their principal business occupations during the past five years:

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address* and	Held with	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
Year of Birth	Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	100	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Committee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	96	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	96	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	96	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen, LLP (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	96	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Momkus McCluskey, LLC (2000-present). Former: Executive Vice President, General Counsel and Corporate Secretary, Van Kampen Investments (1982-1999).	102	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	96	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	99	Former: Bennett Group of Funds (2011-2013).

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		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address* and	Held with	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
Year of Birth	Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011- present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Adviser and/or the parent of the Investment Adviser.

Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of Office
Name, Address* and	Position(s) held	and Length of	Principal Occupations
Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).
William H. Belden, III (1965)	Vice President	Since 2006	Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).
Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2006	Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).
Amy J. Lee (1961)	Chief Legal Officer	Since 2013	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).
Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).
Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).
Former: J.D., University of Kansas School of Law (2009-2012).

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Term of Office
Name, Address* and	Position(s) held	and Length of	Principal Occupations
Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers (continued):
Adam Nelson (1979)	Assistant Treasurer	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012	Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).
Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

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Claymore Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on May 24, 2006, and is authorized to establish multiple series, each representing interests in a separate portfolio of securities and other assets of the Trust (each, a "Fund" and collectively, the "Funds"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Adviser"), a subsidiary of Guggenheim Funds Services, LLC ("GFS"), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm ("Guggenheim Partners"), serves as each Fund's investment adviser and provides certain administrative and other services pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GFIA (the "Investment Advisory Agreement"). (Guggenheim Partners, GFIA, GFS, Guggenheim Partners Investment Management, LLC ("GPIM" or the "Sub-Adviser") and their affiliates may be referred to herein collectively as "Guggenheim." "Guggenheim Investments" refers to the investment management business of Guggenheim Partners and includes GFIA, GPIM and Security Investors, LLC.) Under the terms of the Investment Advisory Agreement, GFIA also is responsible for overseeing the activities of GPIM, an indirect subsidiary of Guggenheim Partners, which performs portfolio management and related services for Guggenheim Enhanced Short Duration ETF ("GSY") and Wilshire US REIT ETF ("WREI" and together with GSY, the "Sub-Advised Funds" or each, a "Sub-Advised Fund"), each a series of the Trust, pursuant to investment sub-advisory agreements by and among the Trust, on behalf of each Sub-Advised Fund, the Adviser and GPIM (the "Sub-Advisory Agreements" and together with the Investment Advisory Agreement, the "Advisory Agreements"). Under the supervision of the Board of Trustees of the Trust (the "Board," with the members of the Board referred to individually as the "Trustees"), GFIA, and with respect to the Sub-Advised Funds, GPIM, is responsible for the overall management and administration of the Funds and provides certain facilities and personnel in connection with such services.
Following an initial two-year term, the Advisory Agreements continue in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not "interested person[s]," as defined by the 1940 Act, of the Trust (the "Independent Trustees") casting votes in person at a meeting called for such purpose. At meetings held in person on April 27, 2016 (the "April Meeting") and on May 17, 2016 (the "May Meeting"), the Contracts Review Committee of the Board (the "Committee"), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees ("Independent Legal Counsel"). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees' legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by GFIA and, with respect to the Sub-Advised Funds, GPIM, is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds.
In connection with the contract review process, FUSE Research Network LLC ("FUSE"), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds' relative position regarding fees, expenses, total return performance and tracking error, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports, as well as a discussion of those instances in which FUSE adjusted a peer group after considering a request by management to re-evaluate the peer group constituent funds.
In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting which, among other things, addressed areas identified for discussion by the Independent Trustees and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the "Contract Review Materials").
The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of each of the Advisory Agreements for an additional annual term as to the Funds listed in Appendix A.
Investment Advisory Agreement
Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Funds, including those personnel providing compliance oversight, as well as the supervisors and reporting lines for such personnel. In this connection, the Committee considered Guggenheim's resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim's report on recent additions, departures and transitions in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser. The Committee also considered the Adviser's attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust's Chief

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Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, as well as from Guggenheim's Chief Risk Officer. The Committee also noted updates by Guggenheim to certain compliance programs, including with respect to Code of Ethics monitoring, and the implementation of additional forensic testing. The Committee took into consideration the settlement of a regulatory matter concerning GPIM and remedial steps taken in response by Guggenheim to enhance its organizational structure for compliance. In this connection, the Committee considered information provided by Guggenheim regarding the findings of an independent compliance consultant retained to review GPIM's compliance program and the consultant's conclusion that the program is reasonably designed to prevent and detect violations of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder. Moreover, in connection with the Committee's evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser's administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the accounting agent, administrator, custodian, distributor, securities lending agent, transfer agent and other service providers to the Funds.
With respect to the Sub-Advised Funds, the Committee noted that the Adviser delegated responsibility for the investment and reinvestment of each Sub-Advised Fund's assets to the Sub-Adviser. The Committee considered the Adviser's responsibility to oversee the Sub-Adviser and that the Adviser has similar oversight responsibilities for other Guggenheim Funds. In this connection, the Committee took into account information provided by Guggenheim describing the Adviser's processes and activities for providing oversight of sub-advisers, including information regarding the Adviser's Sub-Advisory Oversight Committee.
The Committee also noted the distinctive nature of the Funds, as exchange-traded funds ("ETFs"), each of which (with the exception of GSY, an actively managed ETF) generally is constructed to track the performance of a defined index of securities, before fund fees and expenses. In this connection, the Committee considered the experience and expertise appropriate in an investment adviser to ETFs. The Committee also considered the Adviser's monitoring of the ETFs' participation in the securities lending program and the secondary market support services provided by the Adviser to the Funds, including the Adviser's efforts to educate investment professionals about the Funds and other Guggenheim Funds.
With respect to Guggenheim's resources and the Adviser's ability to carry out its responsibilities under the Investment Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC ("GPIMH"). (Thereafter, the Committee received the audited consolidated financial statements of GPIMH as supplemental information.)
The Committee also considered the acceptability of the terms of the Investment Advisory Agreement, including the scope of services required to be performed by the Adviser.
Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee's knowledge of how the Adviser performs its duties through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Investment Advisory Agreement with respect to the Funds.
Investment Performance: Index/Non-Actively Managed ETFs: The Committee noted that, in view of the distinctive investment objective of the Funds, and the expectations of shareholders, the investment performance of the Funds (excluding GSY, the actively managed ETF) in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which each Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its applicable index. Thus, the Committee focused its attention primarily on the tracking error data provided in the FUSE reports for each Fund, which was provided for the five-year, three-year, one-year and since inception periods as of December 31, 2015, as applicable.
 In this regard, the Committee noted Guggenheim's statement that it monitors tracking error regularly for purposes of: (i) determining whether the tracking error is stable or trending; (ii) evaluating factors underlying any trending in tracking error, particularly where the trend is toward greater tracking error; and (iii) assessing whether there are any tools or strategies at Guggenheim's disposal to mitigate any trend toward greater tracking error. The Committee also took into account Guggenheim's explanation that it places greater emphasis on tracking error trends than it does on absolute tracking error because certain index-benchmarked ETFs may be more disposed to higher levels of tracking error, such as, for instance, with respect to a new ETF or an ETF that has yet to reach critical asset mass and consequently, may be unable to deploy its assets in a manner that replicates all of the constituent holdings of an index in the same proportion that the index holds them. The Committee noted other factors identified by Guggenheim that may impact tracking error, including pricing of halted or less liquid securities, time zone pricing related issues and currency conversion sources. In the course of its review of tracking error data, the Committee considered management's views and explanation of tracking error and tracking error trends for the Funds.
The Committee considered the investment performance of the Funds as measured by total return in comparison to its peer group of funds as a measure for considering the Adviser's oversight of the applicable index. In this connection, the Committee noted Guggenheim's statement that although such performance is typically outside of the Adviser's control given a Fund's objective to track the index, management monitors investment performance to ensure it continues to provide clients with consistent exposures and remains competitive relative to other similar ETFs.

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In further considering the tracking error data presented in the Contract Review Materials and addressed by Guggenheim, the Committee made the following observations for certain Funds:
Guggenheim BulletShares Corporate Bond ETFs and Guggenheim BulletShares High Yield Corporate Bond ETFs: The Committee noted that the longer dated maturity BulletShares invest in a target universe of longer dated, typically less liquid fixed income instruments, thus impacting the Adviser's ability to limit tracking error. The Committee also considered the relatively small size of certain Funds in each suite of BulletShares, which limit such Funds' ability to trade efficiently and fully replicate the index. The Committee took into account the Adviser's conclusion that given the aforementioned factors impacting tracking error, the Adviser considers the level of tracking error to be reasonable.
After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Investment Advisory Agreement, that: (i) the Funds had in fact tracked their indexes within an acceptable range; or (ii) it was satisfied with Guggenheim's efforts and explanation for the tracking error data presented in the FUSE reports.
Guggenheim Enhanced Short Duration ETF (GSY): For the actively managed ETF, the Committee considered that GFIA does not directly manage the investment portfolio but has delegated such duties to GPIM. Based on the information provided and the review of the Fund's investment performance, the Committee concluded that GFIA had appropriately reviewed and monitored GPIM's investment performance as Sub-Adviser to the Fund.
Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund's contractual advisory fee and total net expense ratio to the applicable peer group.
The Committee noted that either: (i) the Adviser has contractually agreed to waive a portion of the advisory fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, all or a portion of each Fund's licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund's business) over a particular amount; or (ii) the advisory fee is a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, payments under the Funds' 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. In addition, the Committee considered, as to each Fund, the comparative fee and expense data provided relative to the peer group within the context of the Fund's investment objective and the uniqueness of the Fund's underlying index.
In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee made the following observations for certain Funds:
Guggenheim BulletShares Corporate Bond ETFs: Each of the BulletShares Corporate Bond ETFs is subject to a unitary fee which ranks in the fourth quartile (100th percentile) of each such Fund's peer group. The Committee noted Guggenheim's statement that this suite of Funds provides for a unique fixed income exposure allowing shareholders to customize a laddered portfolio of term maturity ETFs. The Committee also noted Guggenheim's statement that the Adviser's focus on shareholder education and client service has resulted in shareholders continuing to benefit from the suite trading with greater liquidity and at a smaller spread to each Fund's relevant competing product.
Guggenheim Mid-Cap Core ETF (CZA): The Fund's contractual advisory fee ranks in the third quartile (67th percentile) of its peer group and its total net expense ratio is in the fourth quartile (100th percentile) of its peer group. In considering the foregoing rankings, the Committee took into account the peer group data, including the number of peer group constituent funds, the relative size of the constituents (including the Fund), the fund complexes represented in the peer group and the waivers provided, if any. The Committee also noted Guggenheim's statement that the Fund is designed to deliver a superior risk/return profile using a rules-based methodology for stock selection.
Guggenheim Multi-Asset Income ETF (CVY): The Fund's contractual advisory fee ranks in the third quartile (67th percentile) of its peer group and its total net expense ratio is in the fourth quartile (78th percentile) of its peer group. The Committee considered Guggenheim's statement that the Fund is unique to its peer group in that it follows a multi-asset strategy with a broader investment mandate than its peer group, which is equity dividend-income focused.
Guggenheim Raymond James SB-1 Equity ETF (RYJ): The Fund is subject to a unitary fee which ranks in the fourth quartile (100th percentile) of its peer group. The Committee noted Guggenheim's statement that the Fund is unique in that it is a partnership with Raymond James and leverages fundamental research and strong buy recommendations for stock selection from Raymond James analysts. Given the utilization of analyst ratings and fundamental analysis, Guggenheim believes that the Fund offers a unique combination of active and passive management.
Guggenheim Spin-Off ETF (CSD), Guggenheim S&P Global Dividend Opportunities Index ETF (LVL): Each Fund's contractual advisory fee is at the median of its peer group. Each Fund's total net expense ratio is in the fourth quartile (100th percentile) of its peer group. In considering the foregoing rankings, the Committee took into account the peer group data as to each Fund, including the number of peer group constituent funds, the relative size of the constituents (including the Funds), the fund complexes represented in the peer group and the waivers provided, if any.
As part of its evaluation of each Fund's advisory fee, the Committee considered how such fees compared to the advisory fee charged by the Adviser to one or more other funds, separate accounts and/or other types of client portfolios and investment vehicles that it manages pursuant to a

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similar investment objective and strategies, to the extent applicable. In this connection, the Committee observed that GSY has an investment advisory fee of 0.20% annually compared to other registered funds managed by Guggenheim, the Guggenheim Strategy Funds (the "Strategy Funds"), which are not subject to management fees. The Committee considered that the Strategy Funds were established to facilitate the internal cash management needs of various affiliated funds managed by Guggenheim Investments and are not available for retail distribution. Thus, the Committee concluded that the information it received demonstrated that the Strategy Funds and GSY were sufficiently different to support the difference in fees.
With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2015, ending assets under management as of December 31, 2015, gross revenues received by Guggenheim Investments, expenses allocated to the Funds, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2014. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.
In the course of its review of Guggenheim Investments' profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and reviewed a report from an independent accounting firm evaluating Guggenheim Investments' approach to allocating costs and determining the profitability of Guggenheim Investments with respect to individual funds and the entire fund complex. In evaluating the costs of services provided and the profitability to Guggenheim Investments, based upon the profitability rates presented by Guggenheim Investments and the conclusion of the independent accounting firm that the methodology used for calculating such rates was reasonable, the Committee concluded that the profits were not unreasonable.
The Committee considered other benefits available to the Adviser because of its relationship with the Funds and noted that the Adviser may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, currently receives fees for serving as administrator and thus, provides Guggenheim with additional revenue for those Funds without a unitary fee structure. The Committee reviewed the compensation arrangements for the provision of the foregoing services, as well as Guggenheim's profitability from providing such services. The Committee also noted Guggenheim's statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds.
The Committee also noted that GPIMH acquired Accretive Asset Management LLC, the index provider to the BulletShares suite of ETFs (each of which is subject to a unitary fee). Thus, the Committee considered that licensing fees previously paid to a third-party are now being retained by Guggenheim.
Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Committee noted the Adviser's statement that Guggenheim continues to develop the infrastructure needed to support Fund asset growth and to achieve economies of scale across the firm's various products and product lines. Thus, while Guggenheim may be benefiting from certain economies of scale and related cost efficiencies, it is concurrently realizing new costs and expenses associated with investment in infrastructure to support growth. The Committee took into account the additional information provided by Guggenheim at the Committee's request regarding the investments made to support the growth of the organization, noting, among other things, enhancements to improve operational efficiency and further development of compliance-related functions, as well as Guggenheim's view as to how such investments benefit the Funds.

The Committee was of the view that economies of scale were being shared appropriately with the Funds by virtue of the level at which the advisory fee was set at each Fund's inception that subsumed economies of scale in the fee itself. The Committee also considered Guggenheim's statement that it will continue to monitor the ETF fee landscape and recommend changes to remain competitive.
The Committee determined that, taking into account all relevant factors, the advisory fee for each Fund was reasonable.
Sub-Advisory Agreements
Nature, Extent and Quality of Services Provided by the Sub-Adviser: With respect to the nature, extent and quality of the services provided by the Sub-Adviser, the Committee considered the qualifications, experience and skills of the Sub-Adviser's portfolio management and other key personnel and information from the Sub-Adviser describing the scope of its services to the Sub-Advised Funds. The Committee also considered the information provided by the Sub-Adviser concerning the Sub-Adviser's business continuity and information security plans and controls, and compliance policies and procedures, among other things.

Additionally, the Committee noted the distinctive nature of WREI, as an ETF, which is constructed to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the Wilshire US Real Estate Investment Trust Index, an equity index (the "Wilshire US REIT Index"). In this connection, the Committee considered the experience and expertise appropriate in an adviser to ETFs.
As to GSY, the Committee considered the Sub-Adviser's capabilities and experience managing diversified fixed income portfolios of varying maturities, including investments in other ETFs and closed-end funds that invest substantially all of their assets in fixed income securities.

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With respect to Guggenheim's resources and the Sub-Adviser's ability to carry out its responsibilities under the Sub-Advisory Agreement, as noted above, the Committee considered the financial condition of GPIMH. (Thereafter, the Committee received the audited financial statements of GPIM as supplemental information.)
The Committee also considered the acceptability of the terms of the Sub-Advisory Agreements. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee's knowledge of how the Sub-Adviser performs its duties through Board meetings, discussions and reports throughout the year, the Committee concluded that the Sub-Adviser and its personnel were qualified to serve each Sub-Advised Fund in such capacity and may reasonably be expected to continue to provide a high quality of services under each Sub-Advisory Agreement.
Investment Performance:
WREI: The Committee noted that, in view of the distinctive investment objective of WREI, and the expectations of shareholders, the investment performance of the Fund in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which Fund achieved its objective to provide investment results that correspond generally to the performance of its index, before fund fees and expenses. In this connection, the Committee evaluated the tracking error between the Wilshire US REIT Index and the Fund's returns for the five-year, three-year, one-year and since inception periods ended December 31, 2015. The Committee determined that the Sub-Advised Fund had in fact tracked its index within an acceptable range.
GSY: For GSY, the Committee reviewed information comparing the Fund's total return for the five-year, three-year and one-year periods ended December 31, 2015, compared to the performance of a peer group of funds identified by FUSE and noted that prior to June 1, 2011, the Fund pursued an index-tracking investment objective and thus, only the three-year and one-year periods reflect solely the active management of the portfolio. In this connection, the Committee noted that the Fund outperformed the peer group average and median for the three-year and one-year periods ended December 31, 2015. The Committee determined that the performance was acceptable.
Comparative Fees, Costs of Services Provided and the Profits Realized by the Sub-Adviser from Its Relationship with the Sub-Advised Funds: The Committee considered that each Sub-Advisory Agreement is with an affiliate of the Adviser, that the Adviser compensates the Sub-Adviser from its own fees so that the sub-advisory fee rate for each Sub-Advised Fund does not impact the fees paid by the Sub-Advised Fund and that the Sub-Adviser's revenues were included in the calculation of Guggenheim Investments' profitability. Given its determination of the reasonableness of the advisory fee, the Committee concluded that the sub-advisory fee rate for each Sub-Advised Fund was reasonable.
Economies of Scale: The Committee recognized that, because the Sub-Adviser's fees are paid by the Adviser and not the Sub-Advised Funds, the analysis of economies of scale was more appropriate in the context of the Committee's consideration of the Investment Advisory Agreement, which was separately considered. (See "Investment Advisory Agreement – Economies of Scale" above.)
Overall Conclusions
Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional annual term. Thereafter, on May 18, 2016, the Board, including all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional annual term.

238 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

APPROVAL OF ADVISORY AGREEMENTS – CLAYMORE
EXCHANGE-TRADED FUND TRUST continued	May 31, 2016
APPENDIX A
Claymore Exchange-Traded Fund Trust
• Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)
• Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)
• Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)
• Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)
• Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)
• Guggenheim BulletShares 2021 Corporate Bond ETF (BSCL)
• Guggenheim BulletShares 2022 Corporate Bond ETF (BSCM)
• Guggenheim BulletShares 2023 Corporate Bond ETF (BSCN)
• Guggenheim BulletShares 2024 Corporate Bond ETF (BSCO)
• Guggenheim BulletShares 2025 Corporate Bond ETF (BSCP)
• Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)
• Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)
• Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)
• Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
• Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
• Guggenheim BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
• Guggenheim BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
• Guggenheim BRIC ETF (EEB)
• Guggenheim Defensive Equity ETF (DEF)
• Guggenheim Dow Jones Industrial Average Dividend ETF (DJD)
• Guggenheim Enhanced Short Duration ETF (GSY)*
• Guggenheim Insider Sentiment ETF (NFO)
• Guggenheim Mid-Cap Core ETF (CZA)
• Guggenheim Multi-Asset Income ETF (CVY)
• Guggenheim Raymond James SB-1 Equity ETF (RYJ)
• Guggenheim Spin-Off ETF (CSD)
• Wilshire Micro-Cap ETF (WMCR)
• Wilshire US REIT ETF (WREI)*
 • Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

*	Sub-Advised Fund

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 239

TRUST INFORMATION	May 31, 2016

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairman

Principal Executive Officers
Donald C. Cacciapaglia
President and Chief
Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Investment Adviser
Guggenheim Funds
Investment Advisors,  LLC
Chicago, IL

Investment Sub-Adviser
(for Guggenheim
Enhanced Short
Duration ETF)
Guggenheim Partners
Investment
Management, LLC
Santa Monica, CA

Distributor
Guggenheim Funds
Distributors, LLC
Chicago, IL

Administrator
Rydex Fund Services, LLC
Rockville, MD

Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

*
Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) ("Interested Trustee") of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.
This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments' website at guggenheiminvest-ments.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments' website at guggenheiminvestments.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

240 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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ABOUT THE TRUST ADVISER
Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $240 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.
Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund's portfolio, except the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, are Michael P. Byrum, CFA, James R. King, CFA, Drina Loncar, CFA, Jie Du and Burak Hurmeydan. Messrs. Byrum and King have managed those Fund's portfolios since December 2013. Mrs. Loncar has managed those Funds' portfolios since January 2014. Dr. Du and Dr. Hurmeydan have managed those Funds' portfolios since September 2013. The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF's portfolio are Michael P. Byrum, CFA, and James R. King, CFA. Messrs. Byrum and King have each managed the Fund's portfolio since December 2013.
Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor's degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Mrs. Loncar is an Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in August 2011. Mrs. Loncar received a B.S. in Finance from DePaul University and is a CFA Charterholder. Dr. Du is an Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in August 2012. Dr. Du received a Ph.D. in Applied Mathematics and a M.S. in Statistics from University of Southern California. Dr. Hurmeydan is a Senior Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in 2011 as an Analyst of Quantitative Strategies. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.
The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration ETF's portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Steve Brown, CFA. Messrs. Minerd and Michal have each managed the Fund's portfolio since May 2012. Ms. Walsh has managed the Fund's portfolio since June 2011. Mr. Brown has managed the Fund's portfolio since September 2013.
Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley's London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today's financial climate.
Ms. Walsh is a Senior Managing Director and Assistant Chief Investment Officer of Guggenheim. Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group ("PCG") where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim's macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.
Mr. Michal is a Managing Director and Portfolio Manager at Guggenheim. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim's Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia's structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia's corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.
Mr. Brown is a Director and Portfolio Manager of Guggenheim. Mr. Brown joined Guggenheim in 2010 and is a part of the Portfolio Management team for Guggenheim's Active Fixed Income and Total Return mandates. Mr. Brown is involved in all facets of portfolio management including working with the senior Portfolio Managers and CIOs to develop and apply the macro and sector level views at the individual portfolio level. Additionally, he works closely with the sector teams and portfolio construction to implement trades and optimize portfolios. Prior to joining the portfolio management team in 2012, Mr. Brown worked in the non-mortgage asset backed securities group. His responsibilities on that team included trading, sourcing and evaluating investment opportunities and monitoring credits. Prior to joining Guggenheim, Mr. Brown held roles within treasury services and structured products at ABN AMRO and Bank of America in Chicago and London. Mr. Brown earned a BS in Finance from Indiana University's Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA institute.
Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust is an investment company consisting of 31 separate exchange-traded "index funds" as of May 31, 2016. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.
This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
 (07/16)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-001-AR-0516

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").
(b) No information need be disclosed pursuant to this paragraph.
(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.
(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.
(e) Not applicable.
(f)            (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).
(2) Not applicable.

(3) Not applicable.
Item 3.  Audit Committee Financial Expert.
The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Robert B. Karn III.  Mr. Karn qualifies as an audit committee financial expert by virtue of his experience obtained as a managing partner in a public accounting firm, which included an understanding of generally accepted accounting principles (“GAAP”) in connection with the accounting for estimates, accruals and reserves and also the review, audit and evaluation of financial statements using GAAP.
 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)
Item 4.  Principal Accountant Fees and Services.
(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $308,500 and $255,609 for the fiscal years ending May 31, 2016, and May 31, 2015, respectively.
(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph 4(a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the fiscal years ending May 31, 2016, and May 31, 2015, respectively.
Ernst & Young did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.
(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $125,590 and $123,930 for the fiscal years ending May 31, 2016, and May 31, 2015, respectively.
Ernst & Young did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ending May 31, 2016, and May 31, 2015, respectively.
Ernst & Young did not bill fees for services not included in Items 4(a), (b) or (c) above that  required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.
 (e)  Audit Committee Pre-Approval Policies and Procedures.
(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

Section V.B.2: Pre-approve any engagement of the independent auditors to provide any services, other than “prohibited non-audit services,” to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).
(a)	The categories of services to be reviewed and considered for pre-approval include the following (collectively, “Identified Services”):
Audit Services
•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents
Audit-Related Services
•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports
Tax Services

•	Recurring tax services:

o	Preparation of Federal and state income tax returns, including extensions
o	Preparation of calculations of taxable income, including fiscal year tax designations
o	Preparation of annual Federal excise tax returns (if applicable)
o	Preparation of calendar year excise distribution calculations
o	Calculation of tax equalization on an as-needed basis
o	Preparation of the estimated excise distribution calculations on an as-needed basis
o	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o	Provision of tax compliance services in India for Funds with direct investments in India
o	Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes

•	Permissible non-recurring tax services upon request:
o	Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards
o	Assistance with calendar year shareholder reporting designations on Form 1099
o	Assistance with corporate actions and tax treatment of complex securities and structured products
o	Assistance with IRS ruling requests and calculation of deficiency dividends
o	Conduct training sessions for the Adviser’s internal tax resources
o	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions
o	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o	RIC qualification reviews
o	Tax distribution analysis and planning
o	Tax authority examination services
o	Tax appeals support services
o	Tax accounting methods studies
o	Fund merger, reorganization and liquidation support services
o	Tax compliance, planning and advice services and related projects

(b)	The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c)
For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.
(e)
All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter. The Trust’s CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f)
The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

Section V.B.3: Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).
(a)
The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)
For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.
(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $125,568 and $123,930 for the fiscal years ending May 31, 2016, and May 31, 2015, respectively.
(h)  Not applicable.
Item 5.  Audit Committee of Listed Registrants.
(a)  The Audit Committee was established as a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of:  Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.
(b)  Not applicable.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)(1)  Code of Ethics for Chief Executive and Senior Financial Officer.
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Claymore Exchange-Traded Fund Trust
By:       /s/ Donald C. Cacciapaglia
Name:  Donald C. Cacciapaglia
Title:    President and Chief Executive Officer
Date:    August 5, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:   President and Chief Executive Officer
Date:   August 5, 2016
By:      /s/ John L. Sullivan
Name:  John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:   August 5, 2016